IVY BOND FUND

                                               A SERIES OF

                                                 IVY FUND
                                        Via Mizner Financial Plaza
                                   700 South Federal Highway, Suite 300
                                        Boca Raton, Florida 33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 18, 1995
                                   (as supplemented on January 1, 1996)



          _________________________________________________________________

                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of the portfolios, Ivy Bond Fund
          (the
                    "Fund"). The other twelve portfolios of Ivy Fund are described in separate Statements of Additional Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 18, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                           INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432












                                        Telephone: (800) 777-6472



                                               DISTRIBUTOR

                            Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432
                                        Telephone: (800) 456-5111

















                                            TABLE OF CONTENTS


              PAGE
                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. GOVERNMENT SECURITIES
                         MUNICIPAL SECURITIES
                         CONVERTIBLE SECURITIES
                         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS COMMERCIAL PAPER
                         AMERICAN DEPOSITORY RECEIPTS (ADRS)
                         FOREIGN SECURITIES
                         INVESTING IN EMERGING MARKETS
                         REPURCHASE AGREEMENTS
                         LENDING OF SECURITIES
                         BORROWING
                         RESTRICTED AND ILLIQUID SECURITIES
                         WARRANTS
                         FORWARD FOREIGN CURRENCY CONTRACTS
                         ADJUSTABLE RATE PREFERRED STOCKS
                         HIGH YIELD BONDS
                         WHEN-ISSUED PURCHASES AND FIRM COMMITMENT
          AGREEMENTS
                         ZERO COUPON BONDS












                         OPTIONS TRANSACTIONS, FUTURES CONTRACTS AND
          OPTIONS ON
                              FUTURES CONTRACTS
                              OPTIONS TRANSACTIONS
                                   GENERAL
                                   WRITING CALL OPTIONS ON INDIVIDUAL
          SECURITIES
                                   RISKS OF OPTIONS TRANSACTIONS
                              FUTURES CONTRACTS AND OPTIONS ON FUTURES
          CONTRACTS
                                   GENERAL
                                   INTEREST RATE FUTURES CONTRACTS
                                   OPTIONS ON INTEREST RATE FUTURES
          CONTRACTS
                                   FOREIGN CURRENCY FUTURES CONTRACTS AND
                                        RELATED OPTIONS
                                   RISKS ASSOCIATED WITH FUTURES AND
          RELATED
                                        OPTIONS
                                   COMBINED TRANSACTIONS

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         AUTOMATIC INVESTMENT METHOD
                         EXCHANGE OF SHARES
                              INITIAL SALES CHARGE SHARES
                              CONTINGENT DEFERRED SALES CHARGE SHARES.
          CLASS A
                              CLASS B
                         LETTER OF INTENT
                         RETIREMENT PLANS
                              INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
                              QUALIFIED PLANS














                              DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                                   CHARITABLE ORGANIZATIONS ("403(B)(7)
                                   ACCOUNT")
                              SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS












                         REINVESTMENT PRIVILEGE
                         RIGHTS OF ACCUMULATION
                         SYSTEMATIC WITHDRAWAL PLAN

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         PERSONAL INVESTMENTS BY EMPLOYEES OF THE ADVISER

                    COMPENSATION TABLE

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
          SERVICES
                         DISTRIBUTION SERVICES
                         CUSTODIAN
                         FUND ACCOUNTING SERVICES
                         TRANSFER AGENT AND DIVIDEND PAYING AGENT
                         ADMINISTRATOR
                         AUDITORS

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         GENERAL
                         DISTRIBUTIONS
                         DISPOSITION OF SHARES
                         HEDGING TRANSACTIONS
                         CURRENCY FLUCTUATIONS--"SECTION 988" GAINS OR
          LOSSES
                         FOREIGN WITHHOLDING TAXES
                         INVESTMENT IN PASSIVE FOREIGN INVESTMENTS
          COMPANIES
                         DISCOUNT
                         BACKUP WITHHOLDING
                         OTHER TAXATION

                    PERFORMANCE INFORMATION
                         YIELD
                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS
                         CUMULATIVE TOTAL RETURN
                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION

                    FINANCIAL STATEMENTS
























                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS









































































                                    INVESTMENT OBJECTIVES AND POLICIES

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). In these securities, the
                    payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and
                    instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Bank for
          Cooperatives
                    (including Central Bank for Cooperatives), Federal Intermediate
                    Credit Banks, Federal Home Loan Banks, Federal National Mortgage
                    Association, Student Loan Marketing Association, Tennessee Valley
                    Authority, Export-Import Bank of the United States,
          Commodity
                    Credit Corporation, Federal Financing Bank, Federal
          Home Loan
                    Mortgage Corporation, Small Business Administration and National
                    Credit Union Administration.

                    MUNICIPAL SECURITIES













                         Municipal securities are debt obligations that generally
                    have a maturity at the time of issue in excess of one year and are issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general
                    obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases,
                    from the proceeds of a special excise of specific revenue source.
                    Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for
                    privately-operated facilities and are in most cases revenue bonds that generally do not carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or on any property pledged as security).

                         The market prices of municipal securities, like those of
                    taxable debt securities, go up and down when interest rates change. Thus, the net asset value per share can be expected to fluctuate and shareholders may receive more or less than their purchase price for shares they redeem.

                    CONVERTIBLE SECURITIES

                         The Fund may invest in convertible securities, including
                    corporate bonds, notes, debentures and other securities convertible into common stock. Convertible debt securities and
                    convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities.












                    Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock.
                    While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. As debt
                    securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Like all debt securities, however, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.
                    Convertible securities generally offer lower yields than non-
                    convertible securities of similar quality because of their conversion or exchange features.

                    BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

                         The Fund may invest in bank obligations, which may include certificates of deposit, bankers' acceptances, and other short-
                    term debt obligations.  Certificates of deposit are
          negotiable
                    certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified
          return.
                    Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for
          specific
                    merchandise, which are "accepted" by a bank, meaning, in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Investments in certificates of
          deposit
                    and bankers' acceptances are limited to obligations of
          (i) banks
                    having total assets in excess of $1 billion, and (ii) other banks if the principal amount of such obligation (currently $100,000)
                    is fully insured by the Federal Deposit Insurance
          Corporation
                    ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of federally or state chartered institutions that have total assets in excess of $1 billion and whose deposits are insured by the FDIC.

                    COMMERCIAL PAPER

                         The Fund may invest in commercial paper.
          Commercial paper












                    represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance
                    companies. Investments in commercial paper are limited to
                    obligations rated Prime-1 by Moody's Investors Service,
          Inc.
                    ("Moody's") or A-1 by Standard and Poor's Corporation ("S&P") or,
                    if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or
                    AAA or AA by S&P.













                    AMERICAN DEPOSITORY RECEIPTS (ADRs)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs.

                    FOREIGN SECURITIES

                         The Fund may invest in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or the instrumentalities thereof. Investors should consider carefully
                    the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the domestic investments.
                    Although the Fund intends to invest only in nations that IMI considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities,
                    political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and
                    financial reporting standards, and auditing practices and
                    requirements may not be comparable to those applicable to U.S.
                    companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United
                    Sates. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions.
          The
                    foreign securities markets of many of the countries in which the
                    Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United
          States.
                    Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although
                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.














                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist













                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even
                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Fund
                    Shareholders.

                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European












                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    REPURCHASE AGREEMENTS

                         The Fund may enter into repurchase agreements.
          Repurchase
                    agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. The Fund will not enter into a repurchase agreement with more than seven days to maturity if, as a result,












                    more than 10% of the Fund's net assets would be invested in illiquid securities including such repurchase agreements. The
                    Fund may enter into repurchase agreements with banks or broker-
                    dealers deemed to be creditworthy by IMI under guidelines













                    approved by the Board of Trustees. In the event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                    LENDING OF SECURITIES

                         As a fundamental policy, the Fund may lend to broker-dealers portfolio securities that are not (i) subject to options that it has written, or (ii) held in a segregated account with its
                    Custodian, pursuant to an agreement requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal at all times to at least the market value of the securities loaned.
                    As a non-fundamental policy, such loans will not be made if, as a result, the aggregate value of all outstanding securities loaned exceeds 30% of the value of the Fund's total assets taken at current value. The Fund will continue to receive interest on the securities loaned and simultaneously will earn interest on the investment of the cash collateral in U.S. Government securities.
                    However, the Fund normally will pay lending fees to such broker-
                    dealers from the interest earned on invested collateral.

                         There may be risks of delay in receiving additional
                    collateral, or risks of delay in recovery of the securities or even loss of rights in the collateral, should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by IMI to be of good standing, and when, in the judgment of IMI, the fee which can be earned from such loans justifies the attendant risk.

                    BORROWING

                         As a fundamental policy, the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes. The
                    Fund may borrow in amounts up to 10% of its total assets taken at cost or market value, whichever is lower. All borrowings will be repaid before any additional investments are made. The Fund may not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness. Borrowing may exaggerate the effect on the Fund's net asset value of any
                    increase or decrease in the value of the Fund's portfolio
                    securities. Money borrowed will be subject to interest costs
                    (which may include commitment fees and/or the cost of maintaining minimum average balances).
















                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, as amended (the "1933 Act"), and any other illiquid












                    securities (including repurchase agreements of more than seven days duration and other securities which are not readily
                    marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
          Issuers of
                    restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses. There may be a lapse of time between the
                    Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such
                    security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will carefully monitor each of its investments in these securities, focussing on such important
                    factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency exchange












                    contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of
                    securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
          These
                    contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-
                    ship between foreign currencies and the U.S. dollar.
          Although
                    such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.













                         The Fund will hold cash, U.S. Government securities, or
                    other high-grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    ADJUSTABLE RATE PREFERRED STOCKS

                         The Fund may invest in adjustable rate preferred stocks.
                    Adjustable rate preferred stocks have a variable dividend, generally determined on a quarterly basis according to a formula based upon a specified premium or discount to the yield on a particular U.S. Treasury security rather than a dividend which is set for the life of the issue. Although the dividend rates on these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate fluctuations than are other fixed income securities and preferred stocks, the market values of adjustable rate preferred stocks have fluctuated and can be expected to continue to do so in the future.

                    HIGH YIELD BONDS

                         The Fund may invest in corporate debt securities rated Baa or lower by Moody's or BBB or lower by S&P. The Fund will not, however, invest in securities that, at the time of investment,












                    are rated lower than C by either Moody's or S&P.
          Securities
                    rated Baa or BBB (and comparable unrated securities) are
                    considered by major credit-rating organizations to have speculative elements as well as investment-grade characteristics.
                    Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk"
                    bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity
                    securities. See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

                         While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality.  The
          Fund's












                    achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon IMI's credit analysis than would be the case if the Fund were investing in higher quality bonds. Should the rating of a portfolio













                    security be downgraded, IMI will determine whether it is in the
                    Fund's best interest to retain or dispose of the security.
                    However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose
                    of such bond based on then existing market conditions.

                         The secondary market on which high yield bonds are traded
                    may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental
                    analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data
                    available.

                         Furthermore, prices for high yield bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to reduce gradually their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings.
          Such













                    legislation may significantly depress the prices of outstanding securities of this type.

                    WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

                         When the Fund purchases new issues of securities on a when-
                    issued basis, the Fund's Custodian will establish a segregated account for the Fund consisting of cash, U.S.
          Government
                    securities, or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

                         Securities purchased on a when-issued basis and the
                    securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates,
                    i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise.
                    For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that
                    it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

                         Upon the settlement date of the when-issued securities, the
                    Fund ordinarily will meet its obligation to purchase the
                    securities from available cash flow, use of the cash
          (or
                    liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).
                    The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

                         The Fund may also enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with its Custodian cash, U.S. Government securities or other high-grade debt securities of an aggregate value sufficient to make payment for the securities.

                    ZERO COUPON BONDS

                         The Fund may purchase zero coupon bonds in accordance with the Fund's credit quality standards. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates












                    the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, however, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales
                    proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales.
                    Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.













                    OPTIONS TRANSACTIONS, FUTURES CONTRACTS AND OPTIONS ON
          FUTURES
                    CONTRACTS

                         The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates,
                    currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as purchasing put and call options, selling call options, and engaging in transactions in interest rate futures, currency rate futures, and options on interest rate futures and currency futures contracts. IMI can use these
                    practices to adjust the risk and return characteristics of the
                    Fund's portfolio of investments. If IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

                         OPTIONS TRANSACTIONS.

                         GENERAL.  The Fund may sell (write)
          exchange-listed call
                    options and purchase put and call options in accordance with its investment objectives and policies. A call option is a short-
                    term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  A put
                    option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price.
                    The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See
                    "Taxation."

                         A gain (or a loss) will be realized by the Fund on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term capital gain or loss, depending upon the Fund's holding period for the option.

                         The Fund will not purchase put or call options if the
                    aggregate premium paid for such options would exceed 10% of its net assets at the time of purchase.

                         WRITING CALL OPTIONS ON INDIVIDUAL SECURITIES.
          The Fund may
                    write (sell) covered call options as described in the Prospectus.
                    Covered call options provide the Fund with additional income on its portfolio securities or partially protect against declines in the value of those securities. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will either own the underlying securities subject to the option, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the call written. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option
                    purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.
                    Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to
                    predict to what extent liquid markets will develop or continue.
                    Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         The Fund may employ hedging strategies with options on
                    currencies before the Fund purchases a foreign security denominated in the hedged currency that the Fund anticipates
                    acquiring, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. With respect to transactions in surrogate currencies, there is a risk of loss if there is not a correlation between the currency in which the hedge is desired and the surrogate currency.

                         A position on an option on foreign currencies may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid
                    secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

                         GENERAL. The Fund may enter into futures contracts and
                    options on futures contracts. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  The initial margin is
          in the
                    nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination
          of the
                    contract, assuming all contractual obligations have
          been
                    satisfied.  A futures contract held by the Fund is
          valued daily
                    at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash,
          called
                    "variation margin," equal to the daily change in value
          of the
                    futures contract.   This process is known as "marking
          to market."
                    Variation margin does not represent a borrowing or loan by the
                    Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-
                    to-market its open futures position.

                         The Fund is also required to deposit and maintain margin
                    with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

                         Although some futures contracts call for making or taking
                    delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting
                    purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an























                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash,
                    U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with a futures
                    commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may
                    "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling a futures contact, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the
                    Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures
                    contract, or by holding a separate call option permitting the
                    Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

                         When selling a put option on a futures contract, the Fund
                    will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures and futures options.

                         INTEREST RATE FUTURES CONTRACTS. The Fund may engage in
                    interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie
                    interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month
                    U.S. Treasury bills. In the case of futures contracts traded on
                    U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a
                    particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.














                         The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might
                    otherwise result. When the Fund is not fully invested in
                    securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase.
                    As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

                         OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging
                    purposes, the Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a
                    U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

                         Transactions in options on interest rate futures would
                    enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a
                    general decline in prices of debt securities owned by the Fund.
                    Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged.
                    However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

                         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The
                    Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

                         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures
                    contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

                         The Fund may purchase call and put options on foreign
                    currencies as a hedge against changes in the value of the U.S.
                    dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

                         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed
                    illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate"
                    currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

                         The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into.
          A call
                    option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.













                    For additional information about margin deposits required with respect to futures contracts and options thereon, see
          "Futures
                    Contracts and Options on Futures Contracts."

                         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.
          There
                    are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the
                    standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of
                    issuers. A decision as to whether, when and how to hedge
                    involves the exercise of skill and judgment, and even a well-
                    conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

                         Futures exchanges may limit the amount of fluctuation
                    permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit












                    governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

                         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees;
          and are
                    subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder












                    achievement of the management objective.

                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objectives as set forth in the
                    Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to the












                    Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

                           (i)     Purchase securities of any one issuer
          (except U.S.
                                   government securities) if as a result
          more than 5%
                                   of the Fund's total assets would be
          invested in
                                   such issuer or the Fund would own or
          hold more
                                   than 10% of the outstanding voting
          securities of
                                   that issuer; provided, however, that up
          to 25% of
                                   the value of the Fund's total assets may
          be
                                   invested without regard to these
          limitations;

                          (ii)     Invest in real estate, real estate
          mortgage loans,
                                   commodities, commodity futures contracts
          or
                                   interests in oil, gas and/or mineral
          exploration
                                   or development programs, although a Fund
          may












                                   purchase and sell (a) securities which
          are secured
                                   by real estate, (b) securities of
          issuers which
                                   invest or deal in real estate, and (c)
          futures
                                   contracts as described in a Fund's
          Prospectus;

                         (iii)     Make investments in securities for the
          purpose of
                                   exercising control over or management of
          the
                                   issuer;

                          (iv)     Participate on a joint or a joint and
          several
                                   basis in any trading account in
          securities.  The
                                   "bunching" of orders of the Fund--or of
          the Fund
                                   and of other accounts under the
          investment
                                   management of the persons rendering
          investment
                                   advice to the Fund--for the sale or
          purchase of
                                   portfolio securities shall not be
          considered
                                   participation in a joint securities
          trading
                                   account;

                           (v)     Purchase securities on margin, except
          such short-
                                   term credits as are necessary for the
          clearance of
                                   transactions.  The deposit or payment by
          a Fund of
                                   initial or variation margin in
          connection with
                                   futures contracts or related options
          transactions
                                   is not considered the purchase of a
          security on
                                   margin;

                          (vi) Make loans, except that this restriction shall not
                                   prohibit (a) the purchase and holding of
          a portion
                                   of an issue of publicly distributed debt securities, (b) the lending of portfolio securities (provided that the loan is
          secured
                                   continuously by collateral consisting of
          U.S.
                                   Government securities or cash or cash
          equivalents
                                   maintained on daily marked-to-market
          basis in an
                                   amount at least equal to the current
          market value
                                   of the securities loaned), or (c) entry
          into













                                   repurchase agreements with banks or
          broker-
                                   dealers;

                         (vii)     Borrow amounts in excess of 10% of its
          total
                                   assets, taken at the lower of cost or
          market
                                   value, and then only from banks as a
          temporary
                                   measure for extraordinary or emergency
          purposes;

                        (viii)     Mortgage, pledge, hypothecate or in any
          manner
                                   transfer, as security for indebtedness,
          any
                                   securities owned or held by the Fund
          (except as
                                   may be necessary in connection with
          permitted
                                   borrowings and then not in excess of 20%
          of the
                                   Fund's total assets); provided, however,
          this does
                                   not prohibit escrow, collateral or
          margin
                                   arrangements in connection with its use
          of












                                   options, short sales, futures contracts
          and
                                   options on future contracts;

                          (ix)     Purchase the securities of issuers
          conducting
                                   their principal business activities in
          the same
                                   industry if immediately after such
          purchase the
                                   value of the Fund's investments in such
          industry
                                   would exceed 25% of the value of the
          total assets
                                   of the Fund;

                           (x)     Act as an underwriter of securities;

                          (xi)     Make short sales of securities or
          maintain a short
                                   position; or

                         (xii)     Issue senior securities, except insofar
          as the
                                   Fund may be deemed to have issued a
          senior
                                   security in connection with any
          repurchase
                                   agreement or any permitted borrowing.


                                         ADDITIONAL RESTRICTIONS

                         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

                         Under these restrictions, the Fund may not:

                         (i)       purchase or sell real estate limited
          partnership
                                   interests;

                         (ii)      purchase or sell interests in oil, gas
          and mineral
                                   leases (other than securities of
          companies that
                                   invest in or sponsor such programs);

























                         (iii)     purchase or retain securities of any
          company if
                                   officers and Trustees of the Trust and
          officers
                                   and directors of the Manager or
          Mackenzie
                                   Financial Corporation ("MFC") who
          individually own
                                   more than 1/2 of 1% of the securities of
          that
                                   company together own beneficially more
          than 5% of
                                   such securities;

                         (iv) purchase any security if as a result the Fund
                                   would then have more than 5% of its
          total assets
                                   (taken at current value) invested in
          securities of
                                   companies (including predecessors) less
          than three
                                   years old;

                          (v)      invest more than 10% of its net assets
          taken at
                                   market value at the time of the
          investment in
                                   "illiquid securities."  Illiquid
          securities may
                                   include securities subject to legal or
          contractual
                                   restrictions on resale (including
          private
                                   placements), repurchase agreements
          maturing in
                                   more than seven days, certain options
          traded over
                                   the counter that the Fund has purchased, securities being used to cover certain options
                                   that the Fund has written, securities
          for which












                                   market quotations are not readily
          available, or
                                   other securities which legally or in the
          Adviser's
                                   opinion, subject to the Board's
          supervision, may
                                   be deemed illiquid, but shall not
          include any
                                   instrument that, due to the existence of
          a trading
                                   market, to the Fund's compliance with
          certain
                                   conditions intended to provide
          liquidity, or to
                                   other factors, is liquid; or

                         (vi)      purchase securities of any open-end
          investment
                                   company, or securities of closed-end
          companies,
                                   except by purchase in the open market
          where no
                                   commission or profit to a sponsor or
          dealer
                                   results from such purchases, or except
          when such
                                   purchase is part of a merger,
          consolidation,
                                   reorganization or sale of assets, and
          except that
                                   the Fund may purchase shares of other
          investment
                                   companies subject to such restrictions
          as may be
                                   imposed by the Investment Company Act of
          1940 and
                                   rules thereunder or by any state in
          which shares
                                   of the Fund are registered.

                         In addition, so long as it remains a restriction of the Ohio
                    Division of Securities, the Fund will treat securities eligible for resale under Rule 144A of the Securities Act of 1933 as subject to the Fund's restriction on investing in restricted securities (see "Restricted and Illiquid Securities" under
                    "Investment Objectives and Policies," above).

























                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this Statement of Additional Information.
          These












                    funds are: Ivy Growth Fund, Ivy Growth with Income
          Fund, Ivy
                    Emerging Growth Fund, Ivy International Fund, Ivy International
                    Bond Fund, Ivy China Region Fund, Ivy Latin America
          Strategy
                    Fund, Ivy New Century Fund, Ivy Money Market Fund, Ivy
          Canada
                    Fund, Ivy Global Fund and Ivy Short-Term Bond Fund, the other twelve series of Ivy Fund; Mackenzie California Municipal Fund,
                    Mackenzie Florida Limited Term Municipal Fund, Mackenzie Limited
                    Term Municipal Fund, Mackenzie National Municipal Fund and
                    Mackenzie New York Municipal Fund, the five series of Mackenzie
                    Series Trust (collectively, with the Fund, the "Ivy
          Mackenzie
                    Funds"). Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt by The Mackenzie Ivy Investor Services
          Corp.
                    ("MIISC") of telephone instructions or written notice to MIISC from the investor. See "Automatic Investment Method" in the
                    Account Application.


























                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.

                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.
























                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Mackenzie California
                    Municipal Fund, Mackenzie National Municipal Fund, Mackenzie New
                    York Municipal Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Growth
                    Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
                    International Fund, Ivy International Bond Fund, Ivy New Century
                    Fund, Ivy Latin America Strategy Fund and Ivy China Region Fund
                    ("Table 1 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              5%
                         Second                             4%
                         Third                              3%
                         Fourth                             3%
                         Fifth                              2%
                         Sixth                              1%
                         Seventh and thereafter             0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Ivy Short-Term Bond
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund ("Table 2 Funds"):














                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF












                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              3%
                         Second                             2.5%
                         Third                              2%
                         Fourth                             1.5%
                         Fifth                              1%
                         Sixth and thereafter               0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4.0% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the













                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2.5% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000 ($5,000,000 in the case of Class I of the Fund).
          No
                    exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000.

                    Exchanges are available only in states where the exchange can be legally made.













                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund will result in a taxable gain or loss.
                    Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
                    "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax












                    consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the new account application in the Fund's Prospectus. Any investor may submit a Letter of Intent stating
                    that he or she will invest, over a period of 13 months, at least
                    $100,000 in Class A shares of the Fund.  A Letter of
          Intent may
                    be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be back dated. A shareholder may include the value (at the applicable offering price) of all
                    Class A shares of the Fund, Ivy Short-Term Bond Fund, Ivy Canada
                    Fund, Ivy Global Fund, Mackenzie National Municipal
          Fund,
                    Mackenzie California Municipal Fund, Mackenzie Florida
          Limited
                    Term Municipal Fund, Mackenzie Limited Term Municipal
          Fund,












                    Mackenzie New York Municipal Fund, Ivy Growth Fund, Ivy
          Growth
                    with Income Fund, Ivy Emerging Growth Fund, Ivy
          International













                    Fund, Ivy International Bond Fund, Ivy New Century
          Fund, Ivy
                    Latin America Strategy Fund and Ivy China Region Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds), held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the Letter of Intent, the Transfer Agent will hold
                    Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow.  The escrowed
          Class A
                    shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay
                    MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the
                    investor to buy or the Trust to sell the indicated amount of
                    Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie












                    Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and
                    subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         no fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across several funds of the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.














                         INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"): Shares of the
                    Trust may be used as a funding medium for an IRA.
          Eligible
                    individuals may establish an IRA by adopting a model custodial account available from MIISC, who may impose a charge for
                    establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a fund which
                    primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than












                    $2,000 is contributed to the IRA of one spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and
                    $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.

                         QUALIFIED PLANS: For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial
          Agreement.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed
                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The Transfer Agent will furnish custodial services to the
                    employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(b)(7) ACCOUNT"): Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Trust in conjunction with such an arrangement. Sales charges for such purchases are the same as those set forth under "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The
          special
                    application for a 403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.


























                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by the
                    Transfer Agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charge applies to any investment of
                    $100,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative -- Class A Shares" in the Prospectus for












                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). It also applies to current purchases of all of the funds in the Ivy
                    Mackenzie Funds (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Short-Term Bond Fund, Ivy
          Canada Fund,
                    Ivy Global Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie New York Municipal
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund, Mackenzie Limited
                    Term Municipal Fund, Ivy Growth Fund, Ivy Growth with
          Income
                    Fund, Ivy Emerging Growth Fund, Ivy International Fund,
          Ivy
                    International Bond Fund, Ivy New Century Fund, Ivy Latin America
                    Strategy Fund and Ivy China Region Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for Ivy Canada
          Fund, Ivy























                    Global Fund, Ivy Growth Fund, Ivy Growth with Income
          Fund, Ivy
                    Emerging Growth Fund, Ivy International Fund, Ivy International
                    Bond Fund, Ivy New Century Fund, Ivy Latin America Strategy Fund
                    and Ivy China Region Fund; $100,000 or more for the Fund,
                    Mackenzie National Municipal Fund, Mackenzie California Municipal
                    Fund and Mackenzie New York Municipal Fund; $25,000 or more for
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund; or $1,000,000 or more for Ivy Short-
                    Term Bond Fund.

                         At the time an investment takes place, IMI, in the case of a wire order, or the Transfer Agent, in the case of a direct mail remittance, must be notified by the investor or his or her dealer that the investment qualifies for the reduced charge on the basis of previous investments. The reduced charge is subject to
                    confirmation of the investor's holdings through a check of the
                    Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder (except shareholders with accounts in Class I)
                    may establish a Systematic Withdrawal Plan (the
          "Withdrawal
                    Plan") by telephone instructions to MIISC or by delivery to the
                    Transfer Agent of a written election to so redeem, accompanied by a surrender to the Transfer Agent of all share certificates then outstanding in the name of such shareholder, properly endorsed by him or her. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment
                    Method. The Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount
                    withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

                         Additional investments made by investors participating in
                    the Withdrawal Plan must equal at least $1,000 each while the
                    Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or contingent deferred sales charges.

                         An investor may terminate his or her participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIISC may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the












                    purchase and sale of the Fund's portfolio securities.
          All












                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and, therefore, brokerage
                    commissions are usually not required to be paid by the Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in placing of brokerage business. The types of
                    research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no
                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.

























                         During the fiscal years ended June 30, 1992, 1993 and 1994, the Fund (operating as Mackenzie Fixed Income Trust) paid
                    brokerage commissions of $47,649, $39,498 and $175,688, respectively. For the six-month period ended December
          31, 1994,
                    the Fund paid $42,425 in brokerage commissions.


                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,












                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age: 74                               (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee























                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).












                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                    5th Floor                of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly























                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-












                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).



























                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);














          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of March 31, 1995, the Officers and Trustees of the Trust
                    as a group owned less than 1% of the outstanding Class A, Class B and Class I shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF THE ADVISER

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.























                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.

































































                                            COMPENSATION TABLE
                                                 IVY FUND
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION       FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                    (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                    (Trustee)












                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                    (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                    (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                    (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                    (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                    (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)













                         The Trustees of Ivy Fund include the individuals listed in the above table (except for Stanley Channick in addition to












                    Michael R. Peers (Trustee and Chairman of the Board) and Richard
                    N. Silverman (Trustee).

                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") currently provides
          business
                    management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the
                    "Agreement").  The Agreement was approved on September
          29, 1994
                    by the Trust's Board of Trustees including a majority
          of the
                    Trustees who neither are "interested persons" (as defined in the
                    1940 Act) of the Trust nor have a direct or indirect
          financial
                    interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement
          (the
                    "Independent Trustees"). The Agreement was approved by the sole shareholder of the Fund on December 31, 1994. Until December 31,
                    1994 Mackenzie Investment Management Inc. ("MIMI")
          served as
                    investment adviser to the Fund, which until December 31, 1994 was a series of Mackenzie Series Trust.  IMI is a wholly
          owned
                    subsidiary of MIMI.  MIMI is a subsidiary of MFC, 150
          Bloor
                    Street West, Toronto, Ontario, Canada, a public
          corporation
                    organized under the laws of Ontario whose shares are listed for
                    trading on The Toronto Stock Exchange.   MFC is
          registered in
                    Ontario as a mutual fund dealer and advises Ivy Canada Fund. On
                    December 31, 1994, the Fund was reorganized as a series of the
                    Trust. In connection with that reorganization, IMI succeeded to
                    MIMI as investment adviser to the Fund. IMI also currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:  Ivy Emerging
          Growth
                    Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy International Fund, Ivy Money Market Fund, Ivy China
          Region Fund,
                    Ivy Latin America Strategy Fund, Ivy New Century Fund,
          Ivy
                    International Bond Fund, Ivy Global Fund, Ivy Canada Fund and Ivy
                    Short-Term Bond Fund.

                         The Fund pays IMI a monthly fee for providing business
                    management and investment advisory services at an annual rate of
                    0.75% of the first $500 million of the Fund's average daily net assets, reduced to 0.60% of the next $500 million and 0.40% of average daily net assets over $1 billion. During the six-month period ended December 31, 1994 and for the fiscal years ended
                    June 30, 1994, 1993, and 1992, IMI received fees of
          $445,111,
                    $984,110, $887,211, and $740,019, respectively, from
          the Fund.

                         Prior to November 1, 1990, MFC served as investment adviser to the Fund; for its services, MFC was paid by MIMI a monthly fee at an annual rate of 0.25% of the average daily net assets of the
                    Fund.  For the period from July 1, 1990 until October
          31, 1990,
                    MFC received fees from MIMI of $61,231. For the fiscal year ended June 30, 1990, MFC received fees from MIMI of $101,095 for its services to the Fund.













                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with MIMI; (3) interest
                    expenses; (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         IMI provides advisory services pursuant to the Agreement.
                    IMI is obligated to make investments for the account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the
                    Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.












                         Under the Agreement, IMI also provides certain
          business
                    management services.  IMI is obligated to:  (1)
          coordinate with
                    the Fund's Custodian and Transfer Agent and monitor the services they provide to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund;
          (3) provide
                    the Fund with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs;
                    (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangement with the Fund; (5) maintain or supervise the
                    maintenance by third parties of such books and records of the
                    Trust as may be required by applicable Federal or state law; (6)
                    authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities
                    commissions and other regulatory agencies.












                         The Agreement provides that if the Fund's total expenses in any fiscal year (other than interest, taxes, distribution
                    expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraor-
                    dinary expenses including, without limitation, litigation and indemnification expenses) exceed the permissible limits applicable to the Fund in any state in which its shares are then
                    qualified for sale, IMI will bear the excess expenses.
          At the
                    present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary expenses, and other expenses subject to approval by
                    state securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million.

                         On September 29, 1994, the Trustees of the Trust, including a majority of the Independent Trustees, voted to approve the
                    Agreement for the Fund. The Agreement will continue in effect with respect to the Fund from year to year only so long as the continuance is specifically approved at least annually
          (i) by the
                    vote of a majority of the Independent Trustees and (ii) either
                    (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance
          (or
                    adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of (as defined in the 1940 Act) the Fund. See "Capitalization and
                    Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days'
                    written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.

                         Pursuant to a Fund Accounting Services Agreement
          dated
                    July 1, 1991, effective July 16, 1991, MIMI provides
          certain
                    accounting and pricing services for the Fund.  As
          compensation
                    for those services, the Fund pays MIMI a monthly fee plus out-of-
                    pocket expenses as incurred.  The monthly fee is based
          upon the
                    net assets of the Fund at the preceding month end at
          the
                    following rates:  $1,000 when the net assets are less
          than $20
                    million; $1,500 when the net assets are $20 to $75
          million;
                    $4,000 when the net assets are $75 to $100 million; and
          $6,000
                    when the net assets are over $100 million. For the period from
                    July 16, 1991 to June 30, 1992, the Fund paid $53,188
          to MIMI
                    under the agreement. For the years ended June 30, 1993 and 1994, and the six months ended December 31, 1994, the Fund paid























                    $84,116, $85,737, and $45,015, respectively, to MIMI
          under the
                    Agreement.

                    DISTRIBUTION SERVICES

                         MIFDI, a wholly owned subsidiary of MIMI, serves as the
                    exclusive distributor of the Fund's shares pursuant to a
                    Distribution Agreement with the Trust.  Effective
          October 1,
                    1993, MIFDI succeeded to and is continuing MIMI's broker-dealer activities.  The provisions of the Fund's previous
          Distribution
                    Agreement with MIMI remained unchanged by the succession.

                         MIFDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities
                    Dealers, Inc. and who have executed dealer agreements with MIFDI.
                    MIFDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of
                    Fund shares. Pursuant to the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         MIFDI may, from time to time, in certain circumstances, re-
                    allow to individual selling dealers all or a portion of the sales charge with respect to Class A shares which it normally retains.
                    For example, additional re-allowance may be made when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings. MIFDI may, from time to time, pay a fee out of its own resources to individual selling dealers for sales of
                    Class I shares.

                         During the three months ended September 30, 1993, MIMI,
                    which was the Fund's Distributor at the time, received from sales of Class A shares of the fund $236,973 in sales commissions, of which $46,312 was retained after dealers' re-allowances. During the fiscal year ended June 30, 1993, MIMI received from sales of
                    Class A1 [Shares of the Fund outstanding as of March
          31, 1994
                    were redesignated Class A shares of the Fund.] shares of the Fund
                    $900,303 in sales commissions, of which $201,431 was retained after dealers' re-allowances; during the fiscal year ended June
                    30, 1992, MIMI received from sales of Class A shares of the Fund
                    $619,527 in sales commissions, of which $160,686 was retained after dealers' re-allowances. During the nine months ended June
                    30, 1994 and during the six-month period ended December 31, 1994,
                    MIFDI received commissions of $343,167 and $123,560, respectively, from sales of Class A shares of the Fund, of which
                    $65,470 and $23,740, respectively, was retained after dealers'
                    re-allowances. During the period from April 1, 1994 (commencement of sales of Class B shares) to June 30,
          1994 and
                    during the six-month period ended December 31, 1994, MIFDI received $1,296 in contingent deferred sales charges on redemptions of Class B shares of the Fund.

                         RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12b-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan;" collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Funds and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares and Class B shares.
          The
                    services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the
                    Fund's Plans, service fee payments made out of or charged against the assets attributable to the Fund's Class A shares or Class B shares must be in reimbursement for services rendered for or on behalf of that class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The
























                    Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid to IMI by the Fund. MIFDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's Class A shares. To qualify for such payments, shares may be subject to a minimum holding period.
                    However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments























                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.
                    During the six-month period ended December 31, 1994 and during the fiscal year ended June 30, 1994, the Fund paid MIFDI $146,362 and $327,497, respectively, pursuant to the Class A plan, and
                    $7,469 and $693, respectively, pursuant to the Class B plan.

                         During the period from July 1, 1993 to September 30, 1993,
                    MIMI expended the following amounts in marketing Class A shares of the Fund: advertising, $910; printing and mailing of
                    prospectuses to persons other than current shareholders; $7,441;
                    compensation to dealers, $31,415; compensation to sales personnel, $60,500; seminars and meetings $7,853;
          travel and
                    entertainment, $16,601; general and administrative,
          $18,953;
                    telephone, $1,638; and occupancy and equipment rental, $6,171.

                         During the period from October 1, 1993 to June 30,
          1994,
                    MIFDI expended the following amounts in marketing Class A shares of the Fund: advertising, $7,187; printing and mailing of
                    prospectuses to persons other than current shareholders, $38,817;
                    compensation to dealers, $68,060; compensation to sales personnel, $164,313; seminars and meetings, $17,016;
          travel and
                    entertainment, $47,553; general and administrative,
          $71,447;
                    telephone, $6,687; and occupancy and equipment rental, $14,052.

                         During the period from July 1, 1994 to December
          31, 1994,
                    MIFDI expended the following amounts in marketing Class A shares of the Fund: advertising, $5,123; printing and mailing of
                    prospectuses to persons other than current shareholders, $24,058;























                    compensation to dealers, $52,915; compensation to sales personnel, $90,114; seminars and meetings, $13,229;
          travel and
                    entertainment, $25,981; general and administrative,
          $36,252;
                    telephone, $3,313; and occupancy and equipment rental, $7,798.

                         During the period from April 1, 1994 (the date on which
                    Class B shares of the Fund were first offered for sale to the public) to June 30, 1994, MIFDI expended the following amounts in marketing Class B shares of the Fund: advertising, $15; printing and mailing of prospectuses to persons other than current
                    shareholders, $82; compensation to dealers, $144; compensation to sales personnel, $348; seminars and meetings, $36;
          travel and
                    entertainment, $101; general and administrative, $152; telephone,
                    $14; and occupancy and equipment rental, $30.

                         During the period from July 1, 1994 to December
          31, 1994,
                    MIFDI expended the following amounts in marketing Class B shares of the Fund: advertising, $70; printing and mailing of prospectuses to persons other than current shareholders, $327;
                    compensation to dealers, $720; compensation to sales personnel,
                    $1,227; seminars and meetings, $80; travel and entertainment,
                    $354; general and administrative, $493; telephone, $45;
          and
                    occupancy and equipment rental, $106.

                         Each Plan may be amended at any time with respect to the













                    class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that class.

                    CUSTODIAN

                         Brown Brothers Harriman & Co., a private bank and member of the principal securities exchanges, located at 40 Water Street,
                    Boston, Massachusetts 02109, (the "Custodian") has been retained to act as Custodian of the Trust's investments. Its primary responsibility is to maintain custody of the cash and securities in the Fund's portfolio. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities
                    depositories. Pursuant to those rules, Brown Brothers Harriman &
                    Co. has entered into subcustodial agreements for the holding of the Fund's foreign securities. Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution. The First National Bank of Boston, One Financial
                    Center, Boston, Massachusetts 02111, served as custodian for the
                    Trust until May 31, 1993.

























                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement, effective
                    November 1, 1994, MIMI provides certain accounting and
          pricing
                    services for the Fund.  As compensation for those
          services, the
                    Fund pays MIMI a monthly fee plus out-of-pocket
          expenses as
                    incurred.  The monthly fee is based upon the net assets
          of the
                    Fund at the preceding month end at the following rates:
          $1,000
                    when net assets are $20 million and under; $1,500 when net assets are over $20 million to $75 million; $4,000 when net assets are over $75 million to $100 million; and $6,000 when net assets are over $100 million. For the period from July 16, 1991 to June 30,
                    1992 and for the fiscal years ended June 30, 1993 and 1994, the
                    Fund paid MIMI $55,572, $84,116 and $85,737,
          respectively.  For
                    the period from July 1, 1994 through December 31, 1994, the Fund paid MIMI $45,015.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Mackenzie Ivy Investor Services Corp. ("MIISC", or the
                    "Transfer Agent") acts as the Trust's transfer agent and dividend paying agent pursuant to a Transfer Agency and Shareholder
                    Services Agreement. For transfer agency and shareholder
                    services, the Fund pays MIISC an annual fee of $20.75 per open account (Class A and B) and $10.25 per open account
          (Class I),
                    payable in equal monthly installments. In addition, the Fund pays MIISC a fee of $4.36 for each account that is closed and reimburses MIISC monthly for out-of-pocket expenses.

                    ADMINISTRATOR

                         MIMI provides various administrative services to the Trust pursuant to an Administrative Services Agreement.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation and/or review of the
                    Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         The Fund results from a reorganization of Mackenzie Fixed
                    Income Trust, a series of Mackenzie Series Trust, which reorganization was approved by shareholders on December
          15, 1994.
                    The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                         The Declaration of Trust permits the Trustees to create
                    separate series or portfolios and to divide any series or
                    portfolio into one or more classes. The Trustees have authorized thirteen series, each of which represents a fund.  The
          Trustees
                    have further authorized the issuance of Classes A, B and I for the Fund, Ivy Short-Term Bond Fund and Ivy
          International Fund;
                    and Class A and B for Ivy International Bond Fund, Ivy
          Growth
                    Fund, Ivy Emerging Growth Fund, Ivy Growth with Income Fund, Ivy
                    Money Market Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund and Ivy
          International Fund.
                    In addition, the Trustees have authorized an additional class,
                    Class C, for Ivy Growth with Income Fund issued only to shareholders of Mackenzie Growth & Income Fund, a former series
                    of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy Growth with
          Income Fund
                    and not offered for sale to the public.

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Trust's By-Laws. Shares of each Class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). On matters affecting only the Fund, only the shareholders of the Fund are entitled to vote.  All
          Classes of
                    shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a Class vote is required by the 1940 Act. On matters












                    relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the
                    Trust. If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the
                    Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust)
                    present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the























                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31, 1995, no
                    shareholder owned beneficially or of record 5% or more of the
                    Fund's outstanding shares, except that of the outstanding Class B shares of the Fund, E. Miller, 20 Colonial Heights,
          Meriden,
                    Connecticut 06450, owned of record 20,081.612 shares (6.62%), and the B.C. Labun Trust, 209 Delafield Avenue, Pittsburgh, Pennsylvania 15215, owned of record 16,131.165 shares
          (5.32%).

                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts.
          A
                    security listed or traded on a recognized stock exchange or
                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and net asset value per
                    share is determined as of the close of regular trading on the
                    Exchange (normally 4:00 p.m., eastern time), every Monday through
                    Friday (exclusive of national business holidays).  The
          Trust's
                    offices will be closed, and net asset value will not be calculated, on the following national business holidays:  New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's












                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Valuations of below investment-grade debt securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of
                    Trustees.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.

                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's Portfolio turnover rate for the six-month period ended December 31, 1994 (annualized) and for the fiscal years ended June 30, 1994 and 1993 was 44%, 78% and 134%,
          respectively.
                    A portfolio turnover rate that exceeds 100% usually involves correspondingly higher brokerage commissions and other transaction costs, which are borne directly by the
          Fund.  In
                    addition, net short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.

                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange is closed
          (other than
                    customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
          (iii) for
                    such other periods as the SEC may by order permit for the
                    protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment,












                    including sales charges paid, of less than $1,000 in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.
                    The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
                    The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
                    additional sum as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
                    transmit the redemption in value thereof to the shareholder.
                    However, those shareholders who are investing pursuant to the
                    Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the
          Trust before
                    such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must
                    "rollover" any sum so redeemed into another qualified plan within
                    60 days. The Trustees of the Trust may change the minimum
                    account size.

























                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.

                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, as of the close of business on the first business day after the last day of the calendar quarter in which the eighth anniversary of the initial issuance of such Class B shares of the













                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean:  (i) the date on which such Class
          B shares
                    were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of
                    Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                    GENERAL

                         The Fund intends to continue to qualify and elect to be
                    treated as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other
                    things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to
                    securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income
                    (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies
                    (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks and securities)) held less than three months
                    (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated












                    investment companies, and other securities, with such other securities of any one issuer limited for purposes of this
                    calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
                    (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S.
                    Government securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains
          (net long-
                    term capital gains in excess of net short-term capital losses)
                    that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is
                    distributed. The Fund intends to distribute such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax. To avoid that tax, the Fund must distribute during each calendar year an amount equal to
          (1) at
                    least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98%
                    of its capital gains in excess of its capital losses
          (adjusted
                    for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on
                    December 31 of the current calendar year if it is declared by the
                    Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by
                    the Fund during January of the following calendar year.
          Such
                    distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

                    DISTRIBUTIONS

                         Distributions of investment company taxable income are
                    taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. To the extent that dividends from domestic corporations constitute a portion of the gross income of the
                    Fund, a portion of the dividends paid by the Fund to its
                    corporate shareholders may qualify for the dividends received deduction. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends received deduction. The tax treatment of distributions from the Fund is the same whether the dividends are received in cash or in additional shares.
          Shareholders
                    receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          A
                    distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.
                    Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
          Those
                    purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.



























                    DISPOSITION OF SHARES

                         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be
                    treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
          30 days
                    after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated as a long-term capital loss to the extent of any
                    distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of the Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

                    HEDGING TRANSACTIONS

                         The taxation of equity options and OTC options on debt
                    securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt.
                    If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures and forward contracts in which the
                    Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however,
          foreign
                    currency gains or losses arising from certain section
          1256
                    contracts may be treated as ordinary income or loss.
          Also,
                    section 1256 contracts held by the Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on
                    October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.














                         Generally, hedging transactions, if any, undertaken by the
                    Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains
                    (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased













                    substantially as compared to a fund that did not engage in such hedging transactions.














                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures or forward contracts.

                    CURRENCY FLUCTUATIONS--"SECTION 988" GAINS OR LOSSES

                         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss.
                    Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the
                    date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.
          These
                    gains or losses, referred to under the Code as "Section
          988"
                    gains or losses, may increase or decrease the amount of the
                    Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                    FOREIGN WITHHOLDING TAXES

                         Income received by the Fund from sources within foreign
                    countries may be subject to withholding and other taxes imposed by such countries.

                    INVESTMENT IN PASSIVE FOREIGN INVESTMENTS COMPANIES

                         If the Fund invests in stock of certain foreign investment companies either directly or through ADRs, the Fund may be subject to U.S. federal income taxation on a portion of any
                    "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by
                    allocating such distribution or gain ratably to each day of the
                    Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

                         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company, These amounts would be included in the Fund's investment company taxable income and net capital gain which, to
                    the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund.
                    In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be
                    difficult to obtain. Alternatively, the Fund may be eligible for another election that would involve marking to market its PFIC stock at the end of each taxable year, with any resulting mark to market gain being reported as ordinary income. No mark to market losses would be recognized. The effect of this election would be to treat excess distributions and gain on dispositions as
                    ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend.

                    DISCOUNT

                         Certain of the bonds purchased by the Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by the Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semi-
                    annual compounding of accrued interest.

                         If the Fund invests in certain high yield original issue
                    discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be
                    eligible for the deduction for dividends received by corporations. In such event, dividends of investment company
                    taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of
                    accrued original issue discount, may be eligible for this
                    deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

                         In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market
                    discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount, will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed












                    maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity.

                    BACKUP WITHHOLDING

                         The Fund will be required to report to the Internal Revenue
                    Service ("IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of
                    31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced












                    by the amounts required to be withheld.

                    OTHER TAXATION

                         The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S.
          citizens and
                    residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.
                    Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation.
                    Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S.
                    Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

                                         PERFORMANCE INFORMATION

                         Performance information for the classes of shares of the
                    Fund may be compared, in reports and promotional literature, to:
                    (i) the S&P 500 Index, the Dow Jones Industrial Average ("DJIA"),
                    or other unmanaged indices so that investors may compare the
                    Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by
                    Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies,













                    publications or other criteria; and (iii) the Consumer
          Price












                    Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.

                         In addition, the Trust may, from time to time, include the yield, the average annual total return and the cumulative total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

                         YIELD. Quotations of yield for a specific Class of shares
                    of the Fund will be based on all investment income attributable to that Class earned during a particular 30-day (or one month)
                    period (including dividends and interest), less expenses
                    attributable to that Class accrued during the period
          ("net
                    investment income"), and will be computed by dividing the net investment income per share of that Class earned during the period by the maximum offering price per share (in the case of
                    Class A shares) or the net asset value per share (in the case of
                    Class B and Class I shares) on the last day of the period, according to the following formula:

                              YIELD = 2[({(a-b)/cd} + 1){superscript 6}-1]












                    Where:    a    =    dividends and interest earned
          during the
                                        period attributable to a specific
          Class of
                                        shares,

                              b    =    expenses accrued for the period
          attributable
                                        to that Class (net of
          reimbursements),

                              c    =    the average daily number of shares
          of that
                                        Class outstanding during the period
          that were
                                        entitled to receive dividends, and

                              d    =    the maximum offering price per
          share (in the
                                        case of Class A shares) or the net
          asset
                                        value per share (in the case of
          Class B and
                                        Class I shares) on the last day of
          the
                                        period.

                         The yield for Class A2 [Shares of the Fund outstanding as of
                         March 31, 1994 were designated Class A shares of the Fund.
                         Yield quotations are not presented for Class I shares
                         because no Class I shares were outstanding during the time period indicated.] shares of the Fund for the 30-day period ended December 30, 1994 was
                         7.47%.

                         The yield for Class B shares of the Fund for the 30-day
                         period ended December 30, 1994 was
                         7.47%.

























                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Quotations of
                    standardized average annual total return ("Standardized Return")
                    for a specific Class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                                   P(1 + T)n = ERV

                    Where:         P    =    a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specific Class

                                   T    =    the average annual total
          return of
                                             shares of that Class

                                   n    =    the number of years

                                   ERV  =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the
                                             beginning of the period.

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 4.75% sales charge is deducted from the initial












                    $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.


                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class A, Class
                    B[*] and Class I[*] shares of the Fund for the periods indicated.[#]












                                             STANDARDIZED RETURN[1]
                                             CLASS A[3]     CLASS B
          CLASS I[4]













                    One year ended
                     December 31, 1994:      ( 8.66)%[5]    N/A[*]
          N/A[*]

                    Five years ended
                     December 31, 1994:      6.36%[6]       N/A[*]
          N/A[*]

                    Inception[**] to
                     December 31,
                     1994:[13]               7.91%[7]       (6.82)%[8]
          N/A[*]


                                             NON-STANDARDIZED RETURN[2]
                                             CLASS A[3]     CLASS B
          CLASS I[4]

                    One year ended
                     December 31, 1994:      (4.10)%[9]     N/A[*]
          N/A[*]

                    Five years ended
                     December 31, 1994:      7.40%[10]      N/A[*]
          N/A[*]

                    Inception[**] to
                     December 31,
                     1994:[13]               8.47%[11]      (2.17)%[12]
          N/A[*]

                    _________________________

                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 4.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable contingent deferred sales
                         charge imposed on a redemption of Class B shares held for
                         the period.

                    [2] The Non-Standardized Return figures do not reflect the deduction of any initial or contingent deferred sales
                         charge.

                    [3] Shares of the Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.












                    [4] Class I shares are not subject to an initial or a contingent deferred sales charge; therefore, the
          Non-Standardized
                         Return figures would be identical to the Standardized Return figures for that class.

                    [5] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (8.66)%.















                    [6] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been 6.28%.

                    [7] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (.85)%.

                    [8] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (6.82)%.

                    [9] The Non-Standardized Return figure reflects expense
                         reimbursement. Without expense reimbursement, the Non-Standardized Return would have been (4.10)%.

                    [10] The Non-Standardized Return figure reflects expense
                         reimbursement. Without expense reimbursement, the Non-Standardized Return would have been 7.32%.

                    [11] The Non-Standardized Return figure reflects expense












                         reimbursement. Without expense reimbursement, the Non-Standardized Return would have been (.31)%.

                    [12] The Non-Standardized Return figure reflects expense
                         reimbursement. Without expense reimbursement, the Non-Standardized Return would have been (2.17)%.

                    [13] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [#] Until December 31, 1994, MIMI served as investment adviser to the Fund, which until that date was a series of Mackenzie
                         Series Trust.

                    [*]  Standardized and Non-Standardized Total Return
          Figures are
                         not presented for Class B or Class I shares because no Class
                         B or Class I shares were outstanding during the time periods indicated.

                    [**] The inception date for the Fund (and the Class A shares of the Fund) was September 6, 1985; the inception date for the
                         Class B and Class I shares of the Fund was April
          1, 1994.
                         The total return for a period less than a full year is
                         calculated on an aggregate basis and is not annualized.

                         In determining the average annual total return for a
                    specific Class of shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.
























                         The foregoing computation methods are prescribed for
                    advertising and other communications subject to SEC
          Rule 482.
                    Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):

                                   C = (ERV/P) - 1

                    Where:         C    =    cumulative total return












                                   P    =    a hypothetical initial
          investment of
                                             $1,000 to purchase shares of a
          specific
                                             Class

                                   ERV  =    ending redeemable value:  ERV
          is the
                                             value, at the end of the
          applicable
                                             period, of a hypothetical
          $1,000
                                             investment made at the
          beginning of the
                                             applicable period.






























                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A, Class B and Class I shares of the
                    Fund for the periods indicated#, assuming the maximum 4.75% sales charge HAS been assessed.














                        CUMULATIVE TOTAL RETURN FOR PERIOD ENDED DECEMBER
          31, 1994

                                                                      SINCE
                                        ONE YEAR       FIVE YEAR
          INCEPTION

                    Class A              (8.66)%       36.09%
          103.44%
                    Class B              N/A[*]        N/A[*]
          (6.82)%
                    Class I              N/A[*]        N/A[*]
          N/A[*]

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A, Class B and Class I shares of the
                    Fund for the periods indicated, assuming the maximum 4.75% sales charge HAS NOT been assessed.

                        CUMULATIVE TOTAL RETURN FOR PERIOD ENDED DECEMBER
          31, 1994

                                                                      SINCE
                                        ONE YEAR       FIVE YEAR
          INCEPTION

                    Class A              (4.10)%       42.88%
          113.58%
                    Class B              N/A[*]        N/A[*]
          (2.17)%
                    Class I              N/A[*]        N/A[*]
          N/A[*]

                    ___________________________

                    [#] Until December 31, 1994, MIMI served as investment adviser to the Fund, which until that date was a series of Mackenzie
                         Series Trust.

                    [*] Cumulative total return quotations are not presented for
                         Class B and Class I shares because no Class B or
          Class I
                         shares were outstanding during the time periods indicated.

                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The













                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the
                    Fund's portfolio and operating expenses of the Fund.
          These
                    factors and possible differences in the methods used in












                    calculating performance quotations should be considered when comparing performance information regarding the Fund with
                    information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

                         The Fund may also cite endorsements or use for comparison
                    its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII
                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.


                                           FINANCIAL STATEMENTS

                         The Fund's (operating as Mackenzie Fixed Income
          Trust)
                    Portfolio of Investments as of December 31, 1994,
          Statement of
                    Assets and Liabilities as of December 31, 1994,
          Statement of
                    Operations for the fiscal year ended June 30, 1994 and for the six-month period ended December 31, 1994, Statement of Changes in
                    Net Assets for the six-month period ended December 31, 1994 and for the fiscal years ended June 30, 1994 and 1993, Financial













                    Highlights, Notes to Financial Statements, and Report of
                    Independent Accountants, are included in the Fund's December 31,
                    1994 Semi-Annual Report to shareholders and June 30, 1994 Annual
                    Report to shareholders, which are incorporated by reference into this SAI.  Copies of the Fund's June 30, 1994 Annual
          Report to
                    shareholders, December 31, 1994 Semi-Annual Report to shareholders and this SAI may be obtained upon request
          and
                    without charge from the Fund or MIFDI at the addresses and telephone numbers provided on the cover of this SAI.



















                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]


                    MOODY'S:














                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in












                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,












                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,
                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.













                                             IVY CANADA FUND

                                               a series of

                                                 IVY FUND
                                        Via Mizner Financial Plaza
                                   700 South Federal Highway, Suite 300
                                        Boca Raton, Florida 33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)













          _________________________________________________________________

                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of the portfolios, Ivy Canada
          Fund (the
                    "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.

                                                 MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432
                                        Telephone: (800) 777-6472

                                               DISTRIBUTOR

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432
                                        Telephone: (800) 456-5111

                                            INVESTMENT ADVISER

                                     Mackenzie Financial Corporation
                                          150 Bloor Street West
                                                Suite 400
                                             Toronto, Ontario
                                              CANADA M5S 3B5
                                        Telephone: (416) 922-5322























                                            TABLE OF CONTENTS


              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         Canadian Securities
                         U.S. Government Securities
                         Borrowing
                         Commercial Paper
                         Banking Industry and Savings and Loan Obligations Warrants
                         American Depository Receipts (ADRs)
                         Forward Foreign Currency Contracts
                         Repurchase Agreements
                         Firm Commitment Agreements and When-Issued
          Securities
                         Zero Coupon Bonds
                         Restricted and Illiquid Securities

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         Automatic Investment Method
                         Exchange of Shares
                         Letter of Intent
                         Retirement Plans
                         Reinvestment Privilege
                         Rights of Accumulation
                         Systematic Withdrawal Plan

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         Personal Investments by Employees of MFC

                    COMPENSATION TABLE

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         Business Management and Investment Advisory
          Services
                         Distribution Services
                         Custodian
                         Fund Accounting Services












                         Transfer Agent and Dividend Paying Agent
                         Administrator
                         Auditors

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS












                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         Foreign Currency Forward Contracts
                         Currency Fluctuations -- "Section 988" Gains or
          Losses
                         Investment in Passive Foreign Investment Companies Debt Securities Acquired at a Discount
                         Distributions
                         Disposition of Shares
                         Foreign Withholding Taxes
                         Backup Withholding

                    PERFORMANCE INFORMATION

                    FINANCIAL STATEMENTS

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND AND
          COMMERCIAL
                                   PAPER RATINGS

























































                                    INVESTMENT OBJECTIVES AND POLICIES

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    CANADIAN SECURITIES

                         The Fund may invest in Canadian securities.  The
          Canadian
                    securities market is among the largest in the world.
          Equity












                    securities are traded primarily on the country's five independent regional stock exchanges:  The Toronto Stock Exchange
          ("TSE"),
                    the Montreal Exchange ("ME"), the Vancouver Stock
          Exchange
                    ("VSE"), the Alberta Stock Exchange and the Winnipeg
          Stock
                    Exchange. The TSE, which is the largest regional exchange, had a total market capitalization of $756.3 billion as of November 3,
                    1994 and its 1,250 listed companies had a November trading volume of 1,120,300,000 shares. A small percentage of Canadian stocks are traded on the unlisted or over-the-counter ("OTC") market.
                    In contrast, almost all debt securities are traded on the OTC.
                    Interlisting is common among the Canadian and U.S.
          stock
                    exchanges and the OTC markets. In addition, the TSE, the
                    American Stock Exchange and the Midwest Stock Exchange are
                    electronically linked to permit the order routing of interlisted securities on those stock exchanges. The ME and the Boston Stock
                    Exchange are similarly linked. The Fund invests less than 1% of its assets in securities listed solely on the VSE.

                         The economy of Canada is strongly influenced by the
                    activities of companies and industries involved in the production and processing of natural resources. The companies may include those involved in the energy industry, industrial materials
                    (chemicals, base metals, timber and paper) and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield, which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of exploration projects.
          Economic
                    prospects are changing due to recent government attempts to reduce restrictions against foreign investment. These considerations are especially important for the Fund, which
                    concentrates on Canadian securities.

                         Many factors, including social, environmental and economic conditions, that are not within the control of Canada affect and could have an adverse impact on the financial condition of
                    Canada. IMI is unable to predict what effect, if any, such factors would have on instruments held in the Fund's portfolio.

                         Beginning in January of 1989 the U.S. - Canada
          Free Trade
                    Agreement will be phased in over a period of 10 years.
          This
                    agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy.
                    Additionally, the recent implementation of the North
          American
                    Free Trade Agreement in January, 1994 is expected to lead to increased trade and reduced barriers between Canada and the
                    United States.

                         Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper. Forest covers over 44% of land area, making Canada a leading world producer of newsprint.

                         Canada is also a major producer of
          hydroelectricity, oil and
                    gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control or measurement of energy or energy fuels.

                         Canadian securities exchanges are self-regulatory agencies that are recognized by the securities administrators of the province in which the exchange is located. The largest, most active Canadian exchange is the TSE, which is a self-regulated agency recognized by the Ontario Securities Commission. Canadian securities regulation differs in certain respects from United
                    States securities regulation. For example, the amount of
                    information available concerning companies that have securities traded on Canadian exchanges and do not have securities traded on an exchange in the United States is generally less than that available concerning companies which have securities traded on
                    United States exchanges. See "Risk Factors and Special Considerations" in the Prospectus for a discussion of the risks
                    associated with investing in the securities of foreign companies.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes,












                    and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA
                    certificates, which are mortgage-backed securities).
          In these
                    securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they
                    are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayment may occur at higher or lower rates than the
                    original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither directly obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and
                    instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    BORROWING

                         As a fundamental policy, the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes. The
                    Fund may borrow in amounts up to 10% of its total assets taken at cost or market value, whichever is lower. All borrowings will be repaid before any additional investments are made. The Fund may not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness. Borrowing may exaggerate the effect on the Fund's net asset value of any
                    increase or decrease in the value of the Fund's portfolio
                    securities. Money borrowed will be subject to interest costs
                    (which may include commitment fees and/or the cost of maintaining minimum average balances).

                    COMMERCIAL PAPER

                         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in
                    commercial paper that, at the date of investment, is rated A-1 by
                    Standard & Poor's Corporation ("S&P") or Prime-1 by
          Moody's
                    Investors Service, Inc. ("Moody's") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

                    BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

                         Certificates of deposit are negotiable
          certificates issued












                    against funds deposited in a commercial bank for a definite period of time and earning a specified return.
          Bankers'
                    acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in certificates of deposit and bankers' acceptances of (i) banks having total assets in excess of $1 billion and (ii) other banks, if the principal amount of such obligation (currently $100,000) is fully insured by the
                    Federal Deposit Insurance Corporation (the "FDIC").
          The Fund
                    also may invest in certificates of deposit of savings and loan associations (federally or state chartered and members of the
                    FDIC having total assets in excess of $1 billion.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent













                    investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or OTC in the United
          States.
                    Ownership of unsponsored ADRs may not entitle the Fund to
                    financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    (a "forward contract"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While the Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.  The
          Fund will
                    not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government securities, or













                    other high grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.















                    REPURCHASE AGREEMENTS

                         The Fund may enter into repurchase agreements.
          Repurchase
                    agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities, including such repurchase agreements. Under guidelines approved by the Trust's Board of Trustees, the Fund is permitted to enter into repurchase agreements only if the
                    repurchase agreements are at least fully collateralized with U.S.
                    Government securities or other securities that the Fund's
                    investment adviser has approved for use as collateral for
                    repurchase agreements and the collateral must be marked to market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Fund's investment adviser under guidelines approved by the Board of
                    Trustees. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in
                    obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                    FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

                         The Fund may purchase securities on a firm commitment or
                    when-issued basis. New issues of certain debt securities are often offered on a when-issued basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date.
                    The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. The Fund will maintain in a segregated account with its custodian cash, U.S.
                    Government securities, or other high grade debt securities equal












                    (on a daily marked-to-market basis) to the amount of its
                    commitment to purchase the securities on a when-issued or firm commitment basis.

                    ZERO COUPON BONDS

                         The Fund may purchase zero coupon bonds in accordance with the Fund's credit quality standards. Zero coupons bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates
                    the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, however, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales
                    proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales.
                    Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, and any other illiquid securities (including repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
                    Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of
                    1933. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses.
                    There may be a lapse of time between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will
                    carefully monitor each of its investments in these securities, focussing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of
                    illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing
                    these restricted securities.















                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objective as set forth in the
                    Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares. Under these restrictions, the Fund may not:














                              (i) With respect to 75% of its total assets, purchase
                                   the securities of any one issuer, other
          than
                                   securities issued by the U.S. Government
          or its
                                   agencies or instrumentalities, if
          immediately
                                   after such purchase more than 5% of the
          value of
                                   the total assets of the Fund would be
          invested in
                                   securities of such issuer;

                             (ii)  Write or buy puts, calls, straddles or
          spreads;
                                   invest in real estate, real estate
          mortgage loans,
                                   commodities, commodity futures contracts
          or
                                   interests in oil, gas and/or mineral
          exploration
                                   or development programs, although (a)
          the Fund may
                                   purchase and sell marketable securities
          of issuers
                                   which are secured by real estate, (b)
          the Fund may
                                   purchase and sell securities of issuers
          which
                                   invest or deal in real estate, and (c)
          the Fund
                                   may enter into forward foreign currency
          contracts
                                   as described in the Fund's prospectus;

                            (iii) Make investments in securities for the purpose of
                                   exercising control over or management of
          the
                                   issuer;

                             (iv)  Participate on a joint or a joint and
          several
                                   basis in any trading account in
          securities.  The
                                   "bunching" of orders of the Fund and of
          other
                                   accounts under the investment management
          of the
                                   Fund's investment adviser, Mackenzie
          Financial
                                   Corporation (the "Investment Adviser")
          for the












                                   sale or purchase of portfolio securities
          shall not
                                   be considered participation in a joint
          securities
                                   trading account;

                              (v)  Purchase the securities of any one
          issuer if,
                                   immediately after such purchase, the
          Fund would
                                   own more than 10% of the outstanding
          voting
                                   securities of such issuer;

                             (vi)  Purchase securities on margin, except
          such short-
                                   term credits as are necessary for the
          clearance of
                                   transactions;

                            (vii)  Make loans, except this restriction
          shall not
                                   prohibit (a) the purchase and holding of
          a portion












                                   of an issue of publicly distributed debt
          securi-
                                   ties, or (b) the entry into repurchase
          agreements
                                   with banks or broker-dealers;

                           (viii)  Borrow amounts in excess of 10% of its
          total
                                   assets, taken at the lower of cost or
          market
                                   value, and then only from banks as a
          temporary
                                   measure for extraordinary or emergency
          purposes.
                                   All borrowings will be repaid before any additional investments are made;














                             (ix)  Purchase the securities of issuers
          conducting
                                   their principal business activities in
          the same
                                   industry if immediately after such
          purchase the
                                   value of the Fund's investments in such
          industry
                                   would exceed 25% of the value of the
          total assets
                                   of the Fund;

                              (x)  Act as an underwriter of securities,
          except to the
                                   extent that, in connection with the sale
          of
                                   securities, it may be deemed to be an
          underwriter
                                   under applicable securities laws;

                             (xi)  Purchase any security if, as a result,
          the Fund
                                   would then have more than 5% of its
          total assets
                                   (taken at current value) invested in
          securities
                                   restricted as to disposition under the
          Federal
                                   securities laws; or

                            (xii)  Issue senior securities, except insofar
          as the
                                   Fund may be deemed to have issued a
          senior
                                   security in connection with any
          repurchase
                                   agreement or any permitted borrowing.


                                         ADDITIONAL RESTRICTIONS

                         The Fund has adopted the following additional restrictions which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the
                    Fund may not:

                             (i)   purchase or sell real estate limited
          partnership
                                   interests;












                            (ii)   purchase or sell interests in oil, gas
          or mineral
                                   leases (other than securities of
          companies that
                                   invest in or sponsor such programs);

                           (iii)   purchase or retain securities of any
          company if
                                   officers and Trustees of the Trust and
          officers
                                   and directors of the Manager and the
          Investment
                                   Adviser who individually own more than
          1/2 of 1%












                                   of the securities of that company,
          together own
                                   beneficially more than 5% of such
          securities; or

                            (iv)   purchase any security if, as a result,
          the Fund
                                   would then have more than 5% of its
          total assets
                                   (taken at current value) invested in
          securities of
                                   companies (including predecessors) less
          than three
                                   years old.

                         In addition, as a matter of nonfundamental policy, the Fund may not purchase securities of any open-end investment company, or securities of closed-end companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase is part of a merger, consolidation, reorganization or sale of assets, and except that the Fund may purchase shares of other investment companies subject to such restrictions as may be imposed by the
                    Investment Company Act of 1940, as amended ("1940
          Act"), and
                    rules thereunder or by any state in which shares of the Fund are registered. Moreover, the Fund may not make short sales of securities or maintain a short position. Finally, so long as it remains a restriction of the Ohio Division of Securities, the
                    Fund will treat securities eligible for resale under Rule 144A of the Securities Act of 1933 as subject to the Fund's restriction on investing in restricted securities.

                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America












                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,
                    Ivy Global Fund, Ivy Bond Fund, Ivy Short-Term Bond Fund and Ivy
                    Money Market Fund, the other twelve series of Ivy Fund;
          and
                    Mackenzie California Municipal Fund, Mackenzie Florida
          Limited
                    Term Municipal Fund, Mackenzie Limited Term Municipal
          Fund,
                    Mackenzie National Municipal Fund and Mackenzie New
          York
                    Municipal Fund, the five series of Mackenzie Series
          Trust
                    (collectively, with the Fund, the "Ivy Mackenzie
          Funds").
                    Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and













                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt by Mackenzie Ivy Investor Services Corp. ("MIISC")
                    of telephone instructions or written notice to MIISC from the investor.  See "Automatic Investment Method" in the
          Account
                    Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.

                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)













                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.
















                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Ivy Growth Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,
                    Ivy Bond Fund, Ivy Global Fund, Mackenzie California
          Municipal
                    Fund, Mackenzie National Municipal Fund, Mackenzie New
          York
                    Municipal Fund, ("Table 1 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              5%
                         Second                             4%
                         Third                              3%
                         Fourth                             3%
                         Fifth                              2%












                         Sixth                              1%
                         Seventh and thereafter             0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Ivy Short-Term Bond
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund ("Table 2 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              3%
                         Second                             2 1/2%
                         Third                              2%
                         Fourth                             1 1/2%
                         Fifth                              1%
                         Sixth and thereafter               0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"












                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2 1/2% contingent deferred sales charge that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by
                    "tacking" the two year holding period of the outstanding Class B shares onto the three year holding period of the new
          Class B
                    shares, the investor will be deemed to have held the new Class B shares for five years.

                         The minimum amount which may be exchanged into a fund of the













                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can be legally made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such noticed is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund will result in a taxable gain or loss.
                    Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
                    "Taxation."













                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account.  See the Account Application in the Fund's
          Prospectus.
                    Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least
          $50,000 in
                    Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the
                    Letter of Intent will be back dated. A shareholder may include the value (at the applicable offering price) of all Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Fund, Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy International Bond Fund, Ivy Short-Term Bond Fund, Ivy
                    Global Fund, Ivy Bond Fund, Mackenzie National
          Municipal Fund,
                    Mackenzie Florida Limited Term Municipal Fund, Mackenzie Limited
                    Term Municipal Fund, Mackenzie California Municipal
          Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the
                    Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A
                    Letter of Intent does not obligate the investor to buy or the
                    Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions thereof before signing.













                    RETIREMENT PLANS

                         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie
                    Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and
                    subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         no fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across several funds of the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes the tax treatment of
                    certain tax-deferred retirement plans under current
          Federal
                    income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): Shares of the Fund
                    may be used as a funding medium for an Individual
          Retirement
                    Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMI, who may impose a charge for establishing the account.
          Individuals may
                    wish to consult their tax advisers before investing IRA assets in a fund that primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000













                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of












                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of one spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals,












                    and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and
                    $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-
                    ciary, if any, or rolled over into another IRA.
          Distributions
                    must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distribu-
                    tions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

                         QUALIFIED PLANS: For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial
          Agreement.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed
                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The Transfer Agent will furnish custodial services to the
                    employer and any participating employees.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(b)(7) ACCOUNT"): Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Trust in conjunction with such an arrangement. The sales charge for purchases of less than $10,000 of Class A shares is set forth under "403(b)(7)
                    Retirement Plans" in the Fund's Prospectus. Sales charges for purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales Charge
          Alternative--Class A
                    Shares" in the Prospectus. The special application for a
                    403(b)(7) Account is available from Mackenzie
          Investment
                    Management Inc. ("MIMI").













                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
                    (3) uses the withdrawal to pay tax-deductible medical expenses;
                    (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolls over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by
                    MIISC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."














                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative -- Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). It is also applicable to current purchases of all of the funds in the Ivy
                    Mackenzie Funds (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy China Region Fund, Ivy
          Latin
                    America Strategy Fund, Ivy New Century Fund, Ivy
          International
                    Bond Fund, Ivy International Fund, Ivy Bond Fund, Ivy Short-Term
                    Bond Fund, Ivy Global Fund, Mackenzie National
          Municipal Fund,
                    Mackenzie California Municipal Fund, Mackenzie Florida
          Limited
                    Term Municipal Fund, Mackenzie Limited Term Municipal
          Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for the Fund, Ivy
          Growth
                    Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
                    International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund and Ivy Canada Fund; $100,000
                    or more for International Bond Fund, Ivy Bond Fund,
          Mackenzie
                    National Municipal Fund, Mackenzie California Municipal Fund and
                    Mackenzie New York Municipal Fund; or $25,000 or more for
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund; or $1,000,000 or more for Ivy Short-
                    Term Bond Fund.

                         At the time an investment takes place, MIISC must be
                    notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him or her. To be eligible, a shareholder must have at least
                    $5,000 in the shareholder's account. A Withdrawal Plan may not be established if the investor is currently participating in the












                    Automatic Investment Method. A Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under a Withdrawal Plan is a taxable event.
                    Investors contemplating participation in a Withdrawal Plan should consult their tax advisers.

                         Additional investments made by investors participating in a
                    Withdrawal Plan must equal at least $1,000 each while the
                    Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or contingent deferred sales charges.

                         An investor may terminate his or her participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate
                    automatically. The Trust or MIISC may terminate the Withdrawal
                    Plan option at any time after reasonable notice to shareholders.


                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, the Fund's Investment
          Adviser
                    places orders for the purchase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution obtainable. In connection with OTC transactions, the Fund's Investment Adviser attempts to deal
                    directly with the principal market makers, except in those circumstances where the Investment Adviser believes that better price and execution are available elsewhere.

                         The Fund's Investment Adviser selects
          broker-dealers to
                    execute transactions and evaluates the reasonableness of
                    commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effect securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by the Investment Adviser in connection with the services it provides to the Fund or the
                    Trust. The Fund's Investment Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. The Investment Adviser will not, however, execute brokerage transactions other than at the best price and execution.

                         During the fiscal years ended June 30, 1992, 1993 and 1994 and during the six-month period ended December 31, 1994, the Fund paid brokerage commissions of $7,719, $24,925, $202,849, and
                    $98,390, respectively.


                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:













                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);












                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public












                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
                    Age: 49                               President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-













                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                    5th Floor                of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66                               Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee













                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials












                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally












                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of












                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).














                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.












                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust












                                                          (1994-present).

                         As of March 31, 1995, the Officers and Trustees of the Trust
                    as a group owned none of the outstanding shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF MFC

                         Employees of MFC are permitted to make personal securities transactions, subject to requirements and restrictions set forth in MFC's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.


































































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION       FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                     (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                     (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                     (Trustee)

                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                     (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                     (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                     (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman












                     (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                     (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)













                                 INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") currently provides business
                    management services to the Fund pursuant to a Business Management
                    Agreement (the "Management Agreement").  Until January
          31, 1995
                    MIMI served as the investment manager to the Fund, which until
                    January 31, 1995 was a series of The Mackenzie Funds
          Inc. (the
                    "Company"). On January 31, 1995, MIMI's interest in the
                    Management Agreement was assigned by MIMI to Ivy
          Management,
                    Inc., which is a wholly owned subsidiary of MIMI. The provisions of the Management Agreement remain unchanged by Ivy Management,
                    Inc.'s succession to MIMI thereunder.  The Management
          Agreement













                    was initially approved on September 29, 1994 by the Trust's Board of Trustees including a majority of the Trustees who neither are
                    "interested persons" (as defined in the 1940 Act) of the Trust nor have a direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees").  The
          Agreement
                    was approved by the sole shareholder of the Fund on January 27,
                    1995. IMI is a wholly owned subsidiary of MIMI. MIMI is a
                    subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor
                    Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. IMI currently acts as manager and investment adviser to the following other investment companies registered under the 1940 Act:  Ivy Growth
          Fund, Ivy
                    Emerging Growth Fund, Ivy Growth with Income Fund, Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy International Fund, Ivy Bond Fund, Ivy
          International
                    Bond Fund, Ivy Global Fund, Ivy Short-Term Bond Fund and Ivy
                    Money Market Fund. The Fund pays IMI a monthly fee for providing business management services at an annual rate of 0.50% of its average daily net assets. During the fiscal years ended June 30,
                    1992, 1993 and 1994 and for the six-month period ended December
                    31, 1994, MIMI, as the investment manager to the Fund when the
                    Fund was a series of the Company, received fees of $63,647,
                    $68,102, $172,136 and $78,234, respectively, from the
          Fund.

                         The Trust has contracted with MFC to act as investment













                    adviser to the Fund pursuant to an Investment Advisory Agreement
                    (the "Advisory Agreement"). The Advisory Agreement between the
                    Fund and MFC was approved on September 29, 1994 by the Board of
                    Trustees, including a majority of the Independent Trustees, and was approved on January 27, 1995 by the sole shareholder of the
                    Fund. For advisory services, the Fund pays MFC a monthly fee at an annual rate of 0.35% of the average daily net assets of the
                    Fund.  For the fiscal years ended June 30, 1992, 1993
          and 1994
                    and for the six-month period ended December 31, 1994, MFC
                    received fees of $44,553, $47,671, $120,495 and
          $54,763,
                    respectively, from the Fund.














                         Under the Management Agreement and the Advisory Agreement,
                    the Trust pays the following expenses: (1) the fees and expenses of any of the Trust's Independent Trustees; (2) the salaries and expenses of any of the Trust's Trustees, officers or employees who are not affiliated with IMI; (3) interest expenses;
          (4) taxes
                    and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio













                    securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         Under the Management Agreement, IMI provides certain
                    business management services. IMI is obligated to (1) coordinate with the Fund's Custodian and Transfer Agent and monitor the services they provide to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund;
                    (3) provide the Fund with the necessary office space, telephones and other communications facilities as are adequate for the
                    Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by
                    IMI acting in some other capacity pursuant to a separate
                    agreement with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the
                    Trust as may be required by applicable Federal or state law; (6)
                    authorize and permit IMI's directors, officers and employees who may be elected or appointed as directors or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities
                    commissions and other regulatory agencies. Pursuant to the
                    Management Agreement, IMI is also responsible for reviewing the activities of MFC to insure that the Fund is operated in
                    compliance with the Fund's investment objectives and policies and with the 1940 Act.

                         The Management Agreement also provides that if the Fund's
                    total expenses in any fiscal year (other than interest, taxes, distribution expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expenses including, without limitation, litigation and indemnification expenses) exceed the permissible limits applicable to the Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses.
          At the
                    present time, the most restrictive state expense limitation provision limits the Fund's annual expenses to 2 1/2% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and 1 1/2% of its average daily net assets over












                    $100 million.

                         On September 29, 1994, the Trustees of the Trust, including a majority of the Independent Trustees, voted to approve the
                    Management Agreement for the Fund. The Management Agreement will continue in effect with respect to the Fund from year to year only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent
                    Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940
          Act) of the
                    Fund of (b) by the vote of a majority of the entire
          Board of
                    Trustees.

                         The Advisory Agreement obligates MFC to make investments for the account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's Prospectus, the 1940 Act and the provisions of the
                    Code, relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. MFC also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         The Advisory Agreement will continue in effect with respect to the Fund from year to year only as long as such continuance is specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either
          (a) by the
                    vote of a majority of the outstanding voting securities
          (as
                    defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board of Trustees.













                         If the question of continuance of the Management Agreement or the Advisory Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

                         The Management Agreement and the Advisory
          Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board of
                    Trustees, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days' written notice to IMI or MFC, as the case may be, or by IMI or MFC, as the case may be, on 60 days' written notice to the Trust. The Management Agreement and the Advisory Agreement shall terminate automatically in the event of their assignment.













                    DISTRIBUTION SERVICES

                         MIFDI, a wholly owned subsidiary of MIMI, serves as the
                    exclusive distributor of the Fund's shares pursuant to a
                    Distribution Agreement with the Trust. MIFDI is not obligated to sell any specific amount of Fund shares. During the fiscal years ended June 30, 1992 and 1993, and the three months ended













                    September 30, 1993, MIMI, which at that time was the Fund's distributor, received from sales of Class A1 [Shares of the Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.] shares of the Fund $50,744, $395,698 and $332,241, respectively, in sales commissions, of which $9,506, $59,871 and
                    $52,414, respectively, was retained after dealers' reallowances.
                    During the nine months ended June 30, 1994 and the six-month period ended December 31, 1994, MIFDI received commissions of
                    $386,239 and $44,748, respectively, from sales of Class A shares of the Fund, of which $62,036 and $7,074, respectively, was retained after dealers' reallowances.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current Prospectus, and the net asset value on which such price is based. Out of such commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time. Furthermore, MIFDI is entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's
                    Prospectus. MIFDI may reallow all or a portion of the contingent deferred sales charge to dealers as MIFDI may determine from time to time. During the period April 1, 1994 (commencement of sales of Class B shares) to June 30, 1994 and the six-month period ended December 31, 1994, MIFDI received $574 in contingent deferred sales charges on redemptions of Class B shares of the












                    Fund.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on













                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan," collectively, the "Plans"). In adopting each Plan, a majority of the Independent Trustees have concluded in conformity with the requirements of the 1940 Act that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of Fund shares, although it is impossible to know for certain the level of sales and redemptions of Fund shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the Fund's Plans, service fee payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    also pays MIFDI a distribution fee, accrued daily and paid monthly, at the annual rate of 0.15%, in the case of the Class A












                    Plan, and 0.75%, in the case of the Class B Plan, of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. MIFDI may reallow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time. The distribution fee compensates
                    MIFDI for expenses incurred in connection with activities
                    primarily intended to result in the sale of shares of the Fund, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.
                    Pursuant to the Fund's Plans, MIFDI may include interest,
                    carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant
                    to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid to MIMI by the Fund. MIFDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period.
                    However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         During the period from October 1, 1993 to June 30, 1994 and the six-month period ended December 31, 1994, the Fund paid MIFDI
                    $92,079 and $61,133, respectively, pursuant to the Class A plan.
                    During the period from April 1, 1994 (the date on which Class B shares of the Fund were first offered to the public) to June 30,
                    1994 and the six-month period ended December 31, 1994, the Fund paid MIFDI $312 and $2,953, respectively, pursuant to the Class B plan.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review. During the period from October 1, 1993 to June 30, 1994, MIFDI expended the
                    following amounts in marketing Class A shares of the
          Fund:
                    advertising, $1,851; printing and mailing of prospectuses to persons other than current shareholders, $45,582; compensation to dealers, $19,116; compensation to sales personnel, $44,696;
                    seminars and meetings, $4,780; travel and entertainment, $12,759;
                    general and administrative, $18,752; telephone, $1,794;
          and
                    occupancy and equipment rental, $3,886.

                         During the six-month period ended December 31, 1994, MIFDI expended the following amounts in marketing Class A shares of the
                    Fund: advertising, $1,341; printing and mailing of prospectuses to persons other than current shareholders, $28,650; compensation to dealers, $13,756; compensation to sales personnel, $23,404;
                    seminars and meetings, $3,439; travel and entertainment, $6,783;
                    general and administrative, $9,476; telephone, $858;
          and
                    occupancy and equipment rental, $2,028.

                         During the period from April 1, 1994 (the date on which
                    Class B shares of the Fund were first offered for sale to the public) to June 30, 1994, MIFDI expended the following amounts in marketing Class B shares of the Fund: advertising, $7; printing and mailing of prospectuses to persons other than current
                    shareholders, $166; compensation to dealers, $70; compensation to sales personnel, $163; seminars and meetings, $17;
          travel and
                    entertainment, $46; general and administrative, $68; telephone,
                    $7; and occupancy and equipment rental, $14.

                         During the six-month period ended December 31, 1994, MIFDI expended the following amounts in marketing Class B shares of the
                    Fund: advertising, $26; printing and mailing of prospectuses to persons other than current shareholders, $556;
          compensation to
                    dealers, $267; compensation to sales personnel, $454;
          seminars
                    and meetings, $67; travel and entertainment, $132;
          general and
                    administrative, $184; telephone, $17; and occupancy and equipment rental, $39.

                         Each Plan may be amended at any time with respect to the
                    class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that class.

























                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN

                         Brown Brothers Harriman & Co., a private bank and member of the principal securities exchanges, located at 40 Water Street,
                    Boston, Massachusetts 02109 (the "Custodian"), has been retained to act as the Trust's Custodian for assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the
                    Trust to maintain its Canadian securities and cash in the custody of certain eligible Canadian banks and securities depositories.
                    Pursuant to those rules, the Fund's portfolio securities and cash, when invested in Canadian securities, will be held by its
                    Sub-Custodian, The Bank of Nova Scotia.  Similarly,
          Brown
                    Brothers Harriman & Co. has entered into subcustodial agreements for the holding of the Fund's non-Canadian foreign securities.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for the Fund.
                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10
          million
                    and under; $2,500 when net assets are over $10 million
          to $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million. For the period from July 16, 1991 to June 30, 1992 and for the fiscal years ended June 30, 1993 and 1994, the Fund paid MIMI $28,793,
                    $32,742 and $32,492, respectively, under the agreement. For the six-month period ended December 31, 1994, the Fund paid
          MIMI
                    $16,442.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.00 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the six months ended December 31, 1994 totalled $57,966.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees for the six months ended December 31, 1994 totalled $15,647.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         The Fund results from a reorganization of Mackenzie Canada
                    Fund, a series of The Mackenzie Funds Inc., which reorganization was approved by shareholders on January 27, 1995. The capitalization of the Trust consists of an unlimited number of
                    shares of beneficial interest (no par value per share).
          When
                    issued, shares of each class of the Fund are fully paid, non-
                    assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A and B for the Fund, Ivy Growth Fund, Ivy Emerging
          Growth Fund,
                    Ivy Growth with Income Fund, Ivy Money Market Fund, Ivy
          China












                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy International Fund, Ivy Global Fund, Ivy Bond Fund, Ivy
                    International Bond Fund and Ivy Short-Term Bond Fund, as well as
                    Class I for Ivy International Fund, Ivy Bond Fund and Ivy Short-
                    Term Bond Fund. In addition, the Trustees have authorized an additional class, Class C, for Ivy Growth with Income Fund issued only to shareholders of Mackenzie Growth & Income Fund, a former series of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public.

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so.
                    Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).
                    On matters affecting only the Fund, only the shareholders of the
                    Fund are entitled to vote. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust)
                    present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.













                         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose.
                    The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if
                    requested in writing to do so by the holders of not less than 10%
                    of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31, 1995, no
                    shareholder owned beneficially or of record 5% or more of the
                    Fund's outstanding shares; except that of the outstanding Class B shares of the Fund, S. Kantha, 8 Old Greenhouse Lane,
          Madison,
                    New Jersey 07940, owned of record 23,860.989 shares (25.20%) and the Kaufman QTIP Trust, 19987 Moran Lane, Saratoga,
          California
                    95070, owned of record 9,049.884 shares (9.55%).























                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.


                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts.
          A
                    security listed or traded on a recognized stock exchange or













                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by MFC and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.























                         Portfolio securities are valued and net asset value per
                    share is determined as of the close of regular trading on the
                    Exchange (normally 4:00 p.m., eastern time), every Monday through
                    Friday (exclusive of national business holidays).  The
          Trust's
                    offices will be closed, and net asset value will not be calculated, on the following national business holidays:  New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.


                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may












                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's Portfolio turnover rate for the six-month period ended December 31, 1994 and for the fiscal years ended June 30,
                    1994 and 1993 was 36% (annualized), 62% and 32%,
          respectively.  A
                    Portfolio turnover rate that exceeds 100% usually involves correspondingly higher brokerage commissions and other transaction costs, which are borne directly by the
          Fund.  In
                    addition, net short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.

















                                               REDEMPTIONS












                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange is closed
          (other than
                    customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of a Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than












                    $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.
                    The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
                    The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
                    additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
                    transmit the redemption in value thereof to the shareholder.
                    However, those shareholders who are investing pursuant to the
                    Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the
          Trust before
                    such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must
                    "rollover" any sum so redeemed into another qualified plan within
                    60 days. The Trustees of the Trust may change the minimum
                    account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.


                                       CONVERSION OF CLASS B SHARES












                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period
                    required for conversion of Class B shares, the date of initial issuance shall mean:  (i) the date on which such Class
          B shares
                    were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of
                    Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.


                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                         The Fund intends to be taxed as a regulated investment
                    company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the













                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax,























                    the Fund must distribute during each calendar year, (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the
                    Fund intends to make distributions in accordance with the
                    calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the
                    distributions are received.

                    FOREIGN CURRENCY FORWARD CONTRACTS

                         Some of the foreign currency forward contracts in which the
                    Fund may invest may be "section 1256 contracts."  Gains
          (or
                    losses) on these contracts generally are considered to be 60%
                    long-term and 40% short-term capital gains or losses;
          however
                    foreign currency gains or losses arising from certain section
                    1256 contracts are ordinary in character.  Also,
          section 1256
                    contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

                         The transactions in forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear.
          The
                    straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
























                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in forward contracts.

                    CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


                         Gains or losses attributable to fluctuations in exchange
                    rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses,
                    referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be
                    recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

                    INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

                         The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is
                    classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross
                    income is investment-type income. If the Fund receives a so-
                    called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess
                    distribution, whether or not the corresponding income is
                    distributed by the Fund to shareholders. In general, under the
                    PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the
                    PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.
                    Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC shares held by the Fund.

                    DEBT SECURITIES ACQUIRED AT A DISCOUNT

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.













                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.























                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                    DISTRIBUTIONS

                         Distributions of investment company taxable income are
                    taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate
                    shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term
                    capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction.
                    Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date.













                    A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.
                    Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                    DISPOSITION OF SHARES

                         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be
                    treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
          30 days
                    after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies
                    where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

                    FOREIGN WITHHOLDING TAXES

                         Income received by the Fund from sources within a foreign
                    country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-
                    through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income
          (in
                    addition to taxable dividends actually received) his or her PRO
                    RATA share of the foreign income and similar taxes paid by the
                    Fund, and will be entitled either to deduct his or her PRO RATA share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his or her total foreign source taxable income.
                    For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                    BACKUP WITHHOLDING

                         The Fund will be required to report to the Internal Revenue
                    Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of
                    31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced
                    by the amounts required to be withheld.

                         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
                    This discussion does not purport to deal with all of the tax consequences applicable to the Funds or shareholders.























                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an
                    investment in a Fund.


                                         PERFORMANCE INFORMATION

                         Comparisons of the Fund's performance may be made with
                    respect to various unmanaged indices (including the Toronto Stock
                    Exchange 300, S&P 100, S&P 500, Dow Jones Industrial Average and
                    Major Market Index) which assume reinvestment of dividends, but do not reflect deductions for administrative and management costs.  The Fund also may be compared to Lipper's
          Analytical
                    Reports, reports produced by a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or to Wiesenberger Reports.
          Lipper
                    Analytical Services does not include sales charges in computing performance. Further information on comparisons is contained in the prospectus for the Fund. Performance rankings will be based on historical information and are not intended to indicate future performance.

                         In addition, the Trust may, from time to time, include the average annual total return and the cumulative total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors.













                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Quotations of
                    standardized average annual total return ("Standardized Return")
                    for a specific Class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                              P(1 + T){superscript n} = ERV

                    Where:    P    =    a hypothetical initial payment of
          $1,000 to
                                        purchase shares of a specific Class

                              T    =    the average annual total return of
          shares of
                                        that Class

                              n    =    the number of years

                              ERV  =    the ending redeemable value of a
          hypothetical
                                        $1,000 payment made at the
          beginning of the
                                        period.

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares, the maximum 5.75% sales charge is deducted from the initial
          $1,000
                    payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Funds do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class
          A and
                    Class B shares of the Fund for the periods indicated.[#]

                                        STANDARDIZED
          NON-STANDARDIZED
                                        RETURN[1]            RETURN[2]

                                        CLASS A[3] CLASS B   CLASS A[3]
          Class B

                    One year ended
                     December 31,













                     1994:              (18.81%)   N/A[*]    (13.86%)
          N/A[*]

                    Five years ended
                     December 31,
                     1994:              (2.71%)    N/A[*]    (1.55%)
          N/A[*]

                    Inception[**] to
                     December 31,
                     1994:[6]           0.47%[4]   (16.78%)  1.31%[5]
          (12.40%)
                    _________________________

                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable contingent deferred sales
                         charge imposed on a redemption of Class B shares held for
                         the period.

                    [2] The Non-Standardized Return figures do not reflect the deduction of any initial or contingent deferred sales
                         charge.













                    [3] Shares of the Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.

                    [4] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (.01%).

                    [5] The Non-Standardized Return figure reflects expense












                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been .82%.

                    [6] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [*] Standardized and Non-Standardized Total Return figures are not presented for Class B shares because no Class B shares were outstanding during the time periods indicated.

                    [#]  Until December 31, 1994, Mackenzie Investment
          Management
                         Inc. served as investment adviser to the Fund, which until that date was a series of Mackenzie Series Trust.

                    [**] The inception date for the Fund (and the Class A shares of the Fund) was November 17, 1987; the inception date for the
                         Class B shares of the Fund was April 1, 1994.

                         In determining the average annual total return for a
                    specific Class of shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The foregoing computation methods are prescribed for
                    advertising and other communications subject to SEC
          Rule 482.
                    Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):

                              C = (ERV/P) - 1

                    Where:    C         =    cumulative total return

                              P         =    a hypothetical initial
          investment of
                                             $1,000 to purchase shares of a
          specific
                                             Class

                              ERV       =    ending redeemable value:  ERV
          is the












                                             value, at the end of the
          applicable
                                             period, of a hypothetical
          $1,000
                                             investment made at the
          beginning of the
                                             applicable period.

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum sales charge has been assessed.

                                         CUMULATIVE TOTAL RETURN
                                    FOR PERIOD ENDED DECEMBER 31, 1994

                                                                      SINCE
                                             ONE YEAR    FIVE YEAR
          INCEPTION

                    Class A                  (18.81%)    (12.83%)     3.44%

                    Class B                  N.A[*]      N/A[*]
          (16.78%)

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum sales charge has not been assessed.

                                         CUMULATIVE TOTAL RETURN
                                    FOR PERIOD ENDED DECEMBER 31, 1994

                                                                      SINCE
                                             ONE YEAR    FIVE YEAR
          INCEPTION

                    Class A                  (13.86%)    (7.51%)      9.75%

                    Class B                  N/A[*]      N/A[*]
          (12.40%)
                    ___________________________

                    [*] Cumulative total return quotations are not presented for
                         Class B shares because no Class B shares were outstanding
                         during the time periods indicated.












                         Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the












                    Fund's portfolio and operating expenses of the Fund.
          These
                    factors and possible differences in the methods used in calculating performance quotations should be considered when
                    comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

                         The Fund may also cite endorsements or use for comparison
                    its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII
                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,













                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.


                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended June 30, 1994 and for the six-month period ended December 31, 1994, the
                    Statement of Changes in Net Assets for the six-month period ended
                    December 31, 1994 and for the fiscal years ended June
          30, 1994
                    and June 30, 1993, Financial Highlights, the Notes to Financial
                    Statements, and Report of Independent Accountants are included in the Fund's December 31, 1994 Semi-Annual Report to Shareholders
                    June 30, 1994 Annual Report to shareholders of the
          Fund, which
                    are incorporated by reference into this SAI. Copies of the
                    Fund's December 31, 1994 Semi-Annual Report to Shareholders and
                    this SAI may be obtained upon request and without charge from the
                    Trust at the Distributor's address and telephone number provided on the cover of this SAI.





























                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]

                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.












                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a












                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,













                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,












                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied












                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-












                    term debt obligations with a doubtful capacity for payment.
















                                          IVY CHINA REGION FUND

                                               a series of

                                                 IVY FUND
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)

          _________________________________________________________________

                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of these portfolios, Ivy China Region Fund
                    (the "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional
          Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        798 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 456-5111






















                                            TABLE OF CONTENTS

              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. Government Securities
                         Forward Foreign Currency Contracts
                         Foreign Securities
                         Investing in Emerging Markets
                         Foreign Currencies
                         Restricted and Illiquid Securities
                         Warrants












                         Options Transactions
                              General
                              Writing Options on Individual Securities
                              Purchasing Options on Individual Securities
                              Purchasing and Writing Options on Stock
          Indices
                              Risks of Options Transactions
                              Stock Index Futures Contracts
                              Risks of Stock Index Futures
                              Combined Transactions

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         Automatic Investment Method
                         Exchange of Shares
                              Initial Sales Charge Shares
                              Contingent Deferred Sales Charge Shares
                         Letter of Intent
                         Retirement Plans
                              Individual Retirement Accounts
                              Qualified Plans
                              Deferred Compensation for Public Schools and
                                   Charitable Organizations ("403(b)(7)
                                   Account")
                              Simplified Employee Pension ("SEP") IRAs
                         Reinvestment Privilege
                         Rights of Accumulation
                         Systematic Withdrawal Plan
                         Group Systematic Investment Program

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         Personal Investments by Employees of IMI

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         Business Management and Investment Advisory
          Services
                         Distribution Services
                         Custodian

                         Fund Accounting Services























                         Transfer Agent and Dividend Paying Agent
                         Administrator
                         Auditors

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         General
                         Options, Futures and Foreign Currency Forward
          Contracts
                         Currency Fluctuations -- "Section 988" Gains or
          Losses
                         Investment in Passive Foreign Investment Companies Debt Securities Acquired at a Discount
                         Distributions
                         Disposition of Shares
                         Foreign Withholding Taxes
                         Backup Withholding
                         Other

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN
                         Average Annual Total Return Quotations
                         Cumulative Total Return
                         Other Quotations, Comparisons and General
          Information

                    FINANCIAL STATEMENTS

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND AND
          COMMERCIAL
                                   PAPER RATINGS








































                                    INVESTMENT OBJECTIVES AND POLICIES

                         Ivy Fund (the "Trust") is organized as a diversified, open-
                    end management investment company with thirteen series of shares.
                    One series of the Trust, Ivy China Region Fund (the "Fund"), is discussed in this SAI.

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the
                    U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of such certificates.
                    Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to
                    reinvest prepayments of principal at current rates, GNMA
                    certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.













                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While the Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-
                    ties or other assets denominated in that currency. Further, the













                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government securities or other high-grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)












                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    FOREIGN SECURITIES

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under "Foreign
                    Securities" under the caption "How the Fund Seeks to Achieve Its
                    Investment Goals" and under "Risk Factors", which are not
                    typically associated with investing in United States securities and which may affect the Fund's performance favorably or












                    unfavorably.

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to
                    subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock
                    dividends or other matters which may affect the prices of
                    portfolio securities.  Communications between the
          United States
                    and foreign countries may be less reliable than within the United
                    States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.













                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although
                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.












                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;












                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist













                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even
                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Fund
                    Shareholders.

                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European












                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may












                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the













                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.
                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the
                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment
                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.

                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,












                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, and any other illiquid securities (including repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
                    Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of
                    1933. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses.
                    There may be a lapse of time between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will
                    carefully monitor each of its investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of
                    illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing
                    these restricted securities.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                    OPTIONS TRANSACTIONS













                         GENERAL.   The Fund may engage in transactions in
          options on
                    securities and stock indices in accordance with the Fund's stated
                    investment objective and policies.  The Fund may sell
          (write)
                    covered call options on securities owned by the Fund with respect to not more than 25% of the Fund's net assets (although it is not currently contemplated that the Fund will write such options on more than 5% of its assets). The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the over-the-counter ("OTC") markets
                    (such OTC options together with any other illiquid securities shall not be in an amount exceeding 10% of the Fund's assets).
                    The Fund will not purchase put and call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time













                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater)
                    than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)
                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires
                    unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In
                    contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When the
                    Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

                         WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. The Fund may also write
                    covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where the adviser to the Fund does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

                         The Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned
                    by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The
                    Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

                         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is
                    exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from
                    increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The
          Fund, as
                    the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.
                    In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase
                    of put options will not be used by the Fund for leverage
                    purposes.

                         The Fund may also purchase a put option on an underlying
                    security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                         The Fund will purchase put options only to the extent
                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of the Fund to purchase options.  The Fund may write
          (sell) put
                    options on individual securities only to effect a "closing sale transaction."

                         PURCHASING AND WRITING OPTIONS ON STOCK INDICES.
          The Fund
                    may purchase and sell (write) put and call options on stock indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
          Options on
                    stock indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on
                    different indices have different multipliers.

                         When the Fund writes a call or put option on a stock index, the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high-grade debt securities equal to the contract value.
          A call
                    option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the
                    Custodian the difference in cash, U.S. Government securities or other high-grade debt securities. A put option is also "secured"
                    if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or
          (ii) less
                    than the exercise price of the put written, provided that the
                    Fund maintains in a segregated account with the Custodian the difference in cash, U.S. Government securities or other high-
                    grade debt securities.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or























                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist
                    when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed
                    on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    STOCK INDEX FUTURES CONTRACTS

                         The Fund may enter into stock index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

                         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the























                    Standard & Poor's Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the
                    New York Stock Exchange. The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000
                    (500 units x $150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the
                    S&P 500 Index at a specified future date at a contract price of
                    $150 and the S&P 500 Index is at $154 on that future date, the
                    Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

                         RISKS OF STOCK INDEX FUTURES. The Fund's success in using
                    hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of
                    individual stocks.

                         The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index futures (and therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.
                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

                         Although the Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange.  In some cases, the Fund may























                    experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

                         Although some stock index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         The Fund will only enter into stock index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging"
                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing a stock index futures contract, the Fund
                    will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling a stock index futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis)
                    liquid assets that, when added to the amounts deposited with an
                    FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency























                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."


                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objective, as set forth in the
                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority (as defined by the Investment
                    Company Act of 1940, as amended (the "1940 Act")) of the
                    outstanding voting shares of the Fund. Under these restrictions, the Fund may not:














                         (i) borrow money, except for temporary purposes where
                              investment transactions might advantageously require
                              it. Any such loan may not be for a period in excess of
                              60 days, and the aggregate amount of all outstanding
                              loans may not at any time exceed 10% of the value of
                              the total assets of the Fund at the time any such loan
                              is made;

                         (ii) purchase securities on margin;

                        (iii) sell securities short;

                         (iv) lend any funds or other assets, except that this
                              restriction shall not prohibit (a) the entry into
                              repurchase agreements, (b) the purchase of publicly
                              distributed bonds, debentures and other
          securities of a
                              similar type, or privately placed municipal or
                              corporate bonds, debentures and other
          securities of a
                              type customarily purchased by institutional investors
                              or publicly traded in the securities markets, or (c)
                              the lending of portfolio securities (provided that the
                              loan is secured continuously by collateral consisting
                              of U.S. Government securities or cash or cash equivalents maintained on a daily marked-to-market
                              basis in an amount at least equal to the market value
                              of the securities loaned;























                         (v) participate in an underwriting or selling group in
                              connection with the public distribution of securities
                              except for its own capital stock;

                         (vi) purchase from or sell to any of its officers or
                              trustees, or firms of which any of them are members or
                              which they control, any securities (other than capital
                              stock of the Fund), but such persons or firms may act
                              as brokers for the Fund for customary
          commissions to
                              the extent permitted by the Investment
          Company Act of
                              1940;

                        (vii) purchase or sell real estate or commodities and
                              commodity contracts;

                       (viii) make an investment in securities of companies in any one industry (except obligations of domestic banks or
                              the U.S. Government, its agencies,
          authorities, or
                              instrumentalities) if such investment would cause
                              investments in such industry to exceed 25% of the
                              market value of the Fund's total assets at the time of
                              such investment;

                         (ix) issue senior securities, except as
          appropriate to
                              evidence indebtedness which it is permitted to incur,
                              and except to the extent that shares of the separate
                              classes or series of the Trust may be deemed to be
                              senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other
                              permitted investments, including deposits of initial













                              and variation margin, are not considered to be the
                              issuance of senior securities for purposes of this
                              restriction; or

                         (x)  purchase securities of any one issuer (except
          U.S.
                              Government securities) if as a result more than 5% of
                              the Fund's total assets would be invested in such
                              issuer or the Fund would own or hold more than 10% of
                              the outstanding voting securities of that issuer;
                              provided, however, that up to 25% of the value of the
                              Fund's total assets may be invested without regard to
                              these limitations.

                         Under the 1940 Act, the Fund is permitted, subject to the
                    above investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (vii) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.













                                         ADDITIONAL RESTRICTIONS













                         Unless otherwise indicated, the Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, the Fund may not:

                         (i) invest in oil, gas or other mineral leases or exploration or development programs;

                         (ii) engage in the purchase and sale of puts, calls,
                              straddles or spreads (except to the extent described in
                              the Prospectus and in this SAI);

                        (iii) invest in companies for the purpose of exercising
                              control of management;

                         (iv) invest more than 5% of its total assets in warrants,
                              valued at the lower of cost or market, or more than 2%
                              of its total assets in warrants, so valued, which are
                              not listed on either the New York or American
          Stock
                              Exchanges;

                         (v) invest more than 5% of the value of its total assets in the securities of unseasoned issuers,
          including their
                              predecessors, which have been in operation for less
                              than three years;

                         (vi) purchase or retain securities of any company if, to the knowledge of the Trust, officers and Trustees of the
                              Trust and officers and directors of Ivy
          Management
                              Inc., MIMI or Mackenzie Financial Corporation who
                              individually own more than 1/2 of 1% of the securities
                              of that company together own beneficially more than 5%
                              of such securities;












                        (vii) purchase securities of other investment companies,
                              except in connection with a merger,
          consolidation or
                              sale of assets, and except that it may
          purchase shares
                              of other investment companies subject to such restrictions as may be imposed by the
          Investment
                              Company Act of 1940 and rules thereunder or by any
                              state in which its shares are registered; or

                       (viii) invest more than 10% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include securities subject to legal or contractual restrictions
                              on resale (including private placements), repurchase
                              agreements maturing in more than seven days, certain
                              options traded over the counter that the Fund has
                              purchased, securities being used to cover certain
                              options that a fund has written, securities for which












                              market quotations are not readily available, or other
                              securities which legally or in IMI's opinion, subject
                              to the Board's supervision, may be deemed illiquid, but
                              shall not include any instrument that, due to the
                              existence of a trading market, to the Fund's compliance
                              with certain conditions intended to provide liquidity,
                              or to other factors, is liquid.












                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, the Fund
                    may purchase and sell OTC options on stock indices if
          (a)
                    exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and
                    (c) the broker-dealers with whom the Fund enters into such transactions have a minimum net worth of $20 million.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.














                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy Latin America Strategy Fund,
          Ivy
                    International Bond Fund, Ivy Canada Fund, Ivy Global
          Fund, Ivy
                    Bond Fund, Ivy Short-Term Bond Fund, Ivy New Century Fund and Ivy
                    Money Market Fund, the other twelve series of Ivy Fund; Mackenzie
                    California Municipal Fund, Mackenzie Florida Limited
          Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund, Mackenzie
                    National Municipal Fund and Mackenzie New York
          Municipal Fund,
                    the five series of Mackenzie Series Trust
          (collectively, with the
                    Funds, the "Ivy Mackenzie Funds"). Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.












                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt of telephone instructions by The Mackenzie
          Ivy
                    Investor Services Corp. ("MIISC") or written notice to MIISC from the investor. See "Automatic Investment Method" in the New
                    Account Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus, ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.













                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.













                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Mackenzie California
                    Municipal Fund, Mackenzie National Municipal Fund, Mackenzie New
                    York Municipal Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy Global
                    Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy Emerging
                    Growth Fund, Ivy International Fund, Ivy Latin America Strategy
                    Fund, Ivy New Century Fund and Ivy International Bond
          Fund
                    ("Table 1 Funds"):



















                                                            CONTINGENT
          DEFERRED SALES
                                                            CHARGE AS A
          PERCENTAGE OF
                                                            DOLLAR AMOUNT
          SUBJECT TO
                              YEAR SINCE PURCHASE           CHARGE

                              First                                   5%
                              Second                                  4%
                              Third                                   3%
                              Fourth                                  3%
                              Fifth                                   2%
                              Sixth                                   1%
                              Seventh and thereafter                  0%













                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Mackenzie Florida Limited Term
                    Municipal Fund, Ivy Short-Term Bond Fund and Mackenzie
          Limited
                    Term Municipal Fund ("Table 2 Funds"):

                                                            CONTINGENT
          DEFERRED SALES
                                                            CHARGE AS A
          PERCENTAGE OF
                                                            DOLLAR AMOUNT
          SUBJECT TO
                              YEAR SINCE PURCHASE           CHARGE

                              First                                   3
          1/2%
                              Second                                  2
          1/2%
                              Third                                   2%
                              Fourth                                  1
          1/2%
                              Fifth                                   1%
                              Sixth and thereafter                    0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor













                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the












                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 3% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.












                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can legally be made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.













                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the New Account Application in the Fund's Prospectus. Any investor may submit a Letter of Intent stating
                    that he or she will invest, over a period of 13 months, at least
                    $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may
                    include the value (at the applicable offering price) of all












                    Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with
                    Income Fund, Ivy Emerging Growth Fund, Ivy
          International Fund,
                    Ivy International Bond Fund, Ivy Short-Term Bond Fund, Ivy Bond
                    Fund, Ivy Canada Fund, Ivy Global Fund, Mackenzie
          National
                    Municipal Fund, Mackenzie California Municipal Fund,
          Mackenzie
                    Limited Term Municipal Fund, Mackenzie Florida Limited
          Term
                    Municipal Fund and Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the Letter of Intent, the Transfer Agent will hold
                    Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow.  The escrowed
          Class A
                    shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay
                    MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the
                    investor to buy or the Trust to sell the indicated amount of
                    Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS













                         Shares of the Fund may be purchased in connection with
                    several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
                    Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
                    Initial and subsequent purchase payments in connection with tax-
                    deferred retirement plans must be at least $25 per participant.













                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         No fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS. Shares of the Trust may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of either spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is no greater than a specified level
          ($40,000 for
                    married couples filing a joint return, $25,000 for single
                    individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active












                    participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.













                         QUALIFIED PLANS. For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Retirement
          Plan.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.












                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,00 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The transfer agent will furnish custodial services to the












                    employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"). Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Fund in conjunction with such an arrangement. The sales charge for purchases of less than
                    $10,000 of Class A shares is set forth under "403(b)(7) Retirement Plans" in the Fund's Prospectus. Sales
          charges for
                    purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales Charge
          Alternative--Class A
                    Shares" in the Prospectus. The special application for a
                    403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached












                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS. An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by the transfer agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charge applies to any investment of
                    $50,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative--Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). (The reduced sales charge does not apply to purchases of Class A shares of the
                    Fund by 403(b)(7) retirement plan accounts.) The reduced sales charge is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy Money Market Fund)
                    by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy
          International Bond
                    Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy Emerging
                    Growth Fund, Ivy International Fund, Ivy Short-Term
          Bond Fund,












                    Ivy Bond Fund, Ivy Canada Fund, Ivy Global Fund,
          Mackenzie
                    National Municipal Fund, Mackenzie California Municipal
          Fund,
                    Mackenzie New York Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund and Mackenzie Florida Limited Term Municipal Fund
                    (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the
                    Class A shares being purchased, amounts to $50,000 or more for the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
          Ivy
                    Emerging Growth Fund, Ivy International Fund, Ivy International
                    Bond Fund, Ivy Canada Fund and Ivy Global Fund; $100,000 or more for Ivy Bond Fund, Mackenzie National Municipal Fund, Mackenzie
                    California Municipal Fund and Mackenzie New York Municipal Fund;
                    $25,000 or more for Mackenzie Florida Limited Term Municipal Fund and Mackenzie Limited Term Municipal Fund; or $1,000,000 or more for Ivy Short-Term Bond Fund.

                         At the time an investment takes place, MIMI, in the case of a wire order, or MIISC, in the case of a direct mail remittance, must be notified by the investor or his dealer that the investment qualifies for the reduced charge on the basis of
                    previous investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the
                    Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. The
                    Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

                         Additional investments in the Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or
                    contingent deferred sales charges.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.












                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of the Fund may be purchased in connection with
                    investment programs established by employee or other groups using systematic payroll deductions or other systematic payment
                    arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
                    Unless shares of the Fund are purchased in conjunction with IRAs
                    (see "How to Purchase Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing,
                    Simplified Redemptions and other optional privileges, as
                    described in the Prospectus, to shareholders using group
                    systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust












                    reserves the right to change these fees from time to time without advance notice.


                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's  portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage












                    commissions are usually not required to be paid by the Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and













                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in the placing of brokerage business. The types of research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effect securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         During the period from October 23, 1993
          (commencement of
                    operations) to December 31, 1993, the Fund paid brokerage
                    commissions of $43,919. During that period, the Fund paid no brokerage fees to Brown Brothers Harriman & Co. ("Brown Brothers"). During the fiscal year ended December 31,
          1994, the
                    Fund paid brokerage commissions of $26,579. During that period, the Fund paid $938 in brokerage fees to Brown Brothers.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no
                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.


                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION













                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);













                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of













                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
                    Age: 49                               President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-












                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66                               Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee













                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.












                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally












                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of












                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).


















                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance












                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-












                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of March 31, 1995, the Officers and Trustees of the Trust
                    as a group owned less than 1% of the outstanding Class A shares and none of the outstanding Class B shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.












                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders,













                    research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.

































































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION       FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                     (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                     (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                     (Trustee)

                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                     (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                     (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal












                     (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                     (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                     (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)













                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") provides business management
                    and investment advisory services to the Fund pursuant to a
                    Business Management and Investment Advisory Agreement with the
                    Trust (the "Agreement"), which was approved by the sole shareholder of the Fund on October 23, 1993. Prior to approval
                    by the sole shareholder, the Agreement was approved on August 20,
                    1993, with respect to the Fund by the Board of Trustees,
                    including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation
          of the
                    distribution plan (see "Distribution Services") or in any related
                    agreement (the "Independent Trustees").   IMI also acts
          as
                    manager and investment adviser to the following investment companies registered under the 1940 Act:  Ivy Emerging
          Growth
                    Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy
          Bond
                    Fund, Ivy Short-Term Bond Fund, Ivy International Fund,
          Ivy
                    International Bond Fund, Ivy Canada Fund, Ivy Global
          Fund, Ivy
                    New Century Fund, Ivy Latin America Strategy Fund and Ivy Money
                    Market Fund.  IMI is a wholly owned subsidiary of MIMI.
          MIMI
                    currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:
          Mackenzie
                    National Municipal Fund, Mackenzie New York Municipal
          Fund,
                    Mackenzie California Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund and Mackenzie Florida Limited Term Municipal Fund.
                    MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"),
                    150 Bloor Street West, Toronto, Ontario, Canada, a public
                    corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is
                    registered in Ontario as a mutual fund dealer and advises Ivy
                    Canada Fund.

                         The Agreement obligates IMI to make investments for the
                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,
                    the Fund pays IMI a monthly fee at an annual rate of 1.00% of the
                    Fund's average daily net assets. For the period from October 23,
                    1993 (commencement of operations) to December 31, 1993 and during the fiscal year ended December 31, 1994, IMI was paid $10,340 and
                    $193,875, respectively, by the Fund (of which IMI reimbursed
                    $2,907 and $106,631, respectively, pursuant to voluntary expense limitations).  During the fiscal year ended December
          31, 1994,
                    IMI reimbursed $1,036 pursuant to required reimbursement.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million. For the period from October 23, 1993 (commencement of operations) to
                    December 31, 1993, no reimbursements were made pursuant to this state expense limitation.

                         IMI currently limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses, and other












                    extraordinary expenses) to an annual rate of 1.95% of the Fund's average daily net assets. As long as the Fund's expense
                    limitation continues, it may lower the Fund's expense and
                    increase its yield. The Fund's expense limitation may be
                    terminated or revised at any time, at which time the Fund's expense may increase and its yield may be reduced, depending on the total assets of the Fund.

                         The initial term of the Agreement between IMI and the Fund commenced on October 23, 1993 and will run for a period of two years from that date. The Agreement will continue in effect with respect to the Fund for more than the initial period only so long as the continuance is specifically approved at least annually (i)
                    by the vote of a majority of the Independent Trustees and (ii)
                    either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance
          (or
                    adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the
                    Fund.  See "Capitalization and Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Class A and
                    Class B shares of the Fund under an Amended and Restated
                    Distribution Agreement with the Trust dated October 23, 1993 (the
                    "Distribution Agreement").  Effective October 1, 1993,
          MIFDI, a
                    wholly-owned subsidiary of MIMI, succeeded to and is continuing
                    MIMI's broker-dealer activities. MIFDI distributes shares of the
                    Fund through broker-dealers who are members of the National
                    Association of Securities Dealers, Inc. and who have executed dealer agreements with MIFDI. MIFDI distributes shares of the
                    Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of Fund shares. Pursuant to the
                    Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price,
          as set
                    forth in the Fund's then-current Prospectus, and the
          net asset
                    value on which such price is based.  Out of such
          commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time.  During the period from October 23,
          1993
                    (commencement of operations) to December 31, 1993 and during the fiscal year ended December 31, 1994, MIFDI received from sales of
                    Class A shares of the Fund $215,030 and $328,530, respectively, in sales commissions, of which $33,451 and $52,347, respectively, was retained after dealers' re-allowances.
          Furthermore, MIFDI is
                    entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's Prospectus. MIFDI may re-allow all or a portion of the contingent deferred sales charge to dealers as
                    MIFDI may determine from time to time. During the period from
                    October 23, 1993 (commencement of operations) to
          December 31,
                    1993, MIFDI received no contingent deferred sales charges.
                    During the fiscal year ended December 31, 1994, MIFDI received
                    $17,290 in contingent deferred sales charges on redemptions of
                    Class B shares of the Fund.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,












                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions,













                    except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan," collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the Fund's Plans, payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The Class A
                    Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.
                    For the period from October 23, 1993 (commencement of operations)
                    to December 31, 1993 and during the fiscal year ended December 31, 1994, the Fund paid MIFDI $1,844 and
          $31,640,
                    respectively, pursuant to the Class A Plan. For the period from
                    October 23, 1993 (commencement of operations) to
          December 31,
                    1993 and during the fiscal year ended December 31, 1994, the Fund paid MIFDI $2,962 and $67,315, respectively, pursuant to the
                    Class B Plan.

                         During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class A shares of the
                    Fund: advertising, $1,114; printing and mailing of prospectuses to persons other than current shareholders, $34,926; compensation to dealers, $29,290; compensation to sales personnel, $24,138;
                    seminars and meetings, $7,322; travel and entertainment, $6,801;
























                    general and administrative, $9,657; telephone, $920;
          and
                    occupancy and equipment rental, $2,132.

                         During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class B shares of the
                    Fund: advertising, $592; printing and mailing of prospectuses to persons other than current shareholders, $18,576; compensation to dealers, $15,578; compensation to sales personnel, $12,838;
                    seminars and meetings, $3,895; travel and entertainment, $3,617;
                    general and administrative, $5,136; telephone, $490;
          and
                    occupancy and equipment rental, $1,134.

                         Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN













                         Brown Brothers, a private bank and member of the principal securities exchanges located at 40 Water Street, Boston,
                    Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian Agreement with the Trust, on behalf of the Fund. Rules adopted under the 1940 Act permit the
                    Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories.
                    Pursuant to those rules, Brown Brothers Harriman & Co.
          has
                    entered into subcustodial agreements for the holding of the
                    Fund's foreign securities. Brown Brothers may receive, as
                    partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for
          the Fund.
                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10
          million
                    and under; $2,500 when net assets are over $10 million
          to $40
                    million; $5,000 when net assets are over $40 million to
          $75























                    million; and $6,500 when net assets are over $75 million. During the period from October 23, 1993 (commencement of operations) to
                    December 31, 1993 and during the fiscal year ended December 31,
                    1994, the Fund paid MIMI $2,513 and $32,137,
          respectively, under
                    the agreement.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.00 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1994 totalled $32,137.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees for the fiscal year ended December 31, 1994 totalled
                    $19,387.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited
                    number of shares of beneficial interest (no par value per share).
                    When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A and B for the Fund, Ivy Bond Fund, Ivy International Bond Fund,
                    Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term Bond Fund, Ivy
                    Money Market Fund, Ivy Latin America Strategy Fund, Ivy
          New
                    Century Fund, Ivy Growth Fund, Ivy Emerging Growth
          Fund, Ivy
                    Money Market Fund, Ivy Growth with Income Fund and Ivy












                    International Fund, as well as Class I for Ivy
          Short-Term Bond
                    Fund, Ivy Bond Fund and Ivy International Fund. In addition, the












                    Trustees have authorized an additional class, Class C, for Ivy
                    Growth with Income Fund issued only to shareholders of Mackenzie
                    Growth & Income Fund, a former series of The Mackenzie
          Funds
                    Inc., in connection with the reorganization between that fund and
                    Ivy Growth with Income Fund and not offered for sale to the public.

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Amended and Restated Declaration of Trust. Shares of each Class of the Fund entitle their holders to one vote per share
          (with
                    proportionate voting for fractional shares).  All
          Classes of
                    shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a Class vote is required by the 1940 Act.
          Shareholders of
                    the Fund vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an
                    investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Fund's Prospectus, the phrase
                    "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
                    of the outstanding shares are present in person or by proxy; or
                    (2) more than 50% of the outstanding shares of the Fund
          (or of
                    the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31, 1995, no
                    shareholder owned of record or beneficially 5% or more of the
                    Fund's outstanding Class A or Class B shares.

                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.


                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.
























                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and the net asset value per share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) every
                    Monday through Friday (exclusive of national business holidays).
                    The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a put
                    option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's
          Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Accounting for futures contracts and options on futures
                    contracts and on certain bond indices will be in accordance with generally accepted accounting principles.

                         The portfolio securities of the Fund will include equity
                    securities which are listed on foreign exchanges.
          Certain
                    foreign exchanges may be open on Saturdays and customary United
                    States business holidays. As a consequence, the portfolio























                    securities of the Fund may be traded, and the net asset values of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.


                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's Portfolio turnover rate for the period from
                    October 23, 1993 (commencement of operations) to
          December 31,
                    1993 was 0%. The Fund's Portfolio turnover rate for the fiscal year ended December 31, 1994 was 4%.


                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of























                    securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may
          redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 ($250
          for
                    retirement plans) in the Fund for a period of more than
          12
                    months. All accounts below that minimum will be redeemed
                    simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.  The
          Trust will
                    notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sum as shall raise the value of such account above that minimum.
          Should the
                    shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the proceeds thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method or Group Systematic
                    Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption.
                    Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days.
          The
                    Trustees of the Trust may change the minimum account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.


                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two
                    Classes, as of the close of business on the first business day after the last day of the calendar quarter in which the eighth anniversary of the initial issuance of such Class B shares of the
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (i) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original













                    Class B shares were issued. For purposes of conversion of Class
                    B shares, Class B shares purchased through the reinvestment of dividends and capital gains distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gains distributions.


                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                         GENERAL. The Fund intends to be taxed as a regulated
                    investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
          (b) derive
                    in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).













                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or
                    December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar
                    year the distributions are declared, rather than the calendar year in which the distributions are received.
























                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS.
                    The taxation of equity options and OTC options on debt securities is governed by Code section 1234.  Pursuant to Code
          section 1234,
                    the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-
                    term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-
                    term, depending upon the holding period of the option.
          If the
                    option expires, the resulting loss is a capital loss and is long-
                    term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures and foreign currency
          forward
                    contracts in which the Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed under the
                    Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund
                    are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available












                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES.
                    Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its
                    shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend
                    distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT
          COMPANIES.  The
                    Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
                    ("PFICs"). In general, a foreign corporation is classified as a
                    PFIC if at least one-half of its assets constitute investment-
                    type assets, or 75% or more of its gross income is investment-
                    type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be













                    subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess
                    distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The
          Fund












                    itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
          Certain
                    distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent
                    application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market
                    its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year.
                    Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If the Fund makes this election, the special rules described above with respect to excess distributions would still apply. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

                         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
                    securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
                    ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition,













                    the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.














                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
          corporations by the
                    Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.
                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces a shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds a shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          Shareholders will be
                    notified annually as to the U.S. Federal tax status of












                    distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
                    30 days before and ending 30 days after the shares are disposed
                    of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
                    received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.













                         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to
                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his
                    U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified
                    within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of
                    Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the
                    IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when
                    required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                         OTHER. Distributions may also be subject to additional
                    state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to
                    U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its shareholders.
                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an












                    investment in the Fund.


                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

                         The Fund's average annual total return quotations as they
                    may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
                    SEC. The Fund's standardized average annual total return
                    quotations may be accompanied by non-standardized total return quotations. Performance information is computed separately for the Fund's Class A and Class B shares.

                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Standardized
                    average annual total return ("Standardized Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                              P(1 + T){superscript n}  =  ERV

                    Where:    P         =    a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specified Class

                              T         =    the average annual total
          return of
                                             shares of that Class

                              n         =    the number of years

                              ERV       =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the












                                             beginning of a designated
          period (or
                                             fractional portion thereof).

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial
                    $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for
                    Class B shares for periods over eight years will reflect
                    conversion of the Class B shares to Class A shares at the end of the eighth year. Each Standardized Return quotation is determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         In determining the average annual total return for the
                    Class A and Class B shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class
          A and
                    Class B shares of the Fund for the periods indicated.


          NON-STANDARDIZED
                                    STANDARDIZED RETURN [1]
          RETURN[2]
                                    CLASS A      CLASS B     CLASS A
          CLASS B

                    One year ended
                      December 31,
                      1994:         (29.20%)[3]  (29.18%)[5] (24.88%)[7]
          (25.45%)[9]

                    Inception[*] to
                      December 31,
                      1994:[11]     (15.59%)%[4] (14.91%)[6] (11.21%)[8]
          (11.91%)[10]



                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The standardized figures for Class B shares reflect the
                         deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the
                         period.

                    [2] The Non-Standardized Return figures for Class A shares do not reflect the deduction of any initial or contingent
                         deferred sales charge.















                    [3] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (29.57%).

                    [4] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (16.05%).

                    [5] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (29.48%).

                    [6] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (15.30%).

                    [7] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (25.28%).

                    [8] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (11.73%).

                    [9] The Non-Standardized Return figure reflects expense












                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (25.77%).


                    [10] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (12.32%).

                    [11] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [*] The inception date for the Fund was October 23, 1993.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):

                              C    =    (ERV/P) - 1

                    Where:    C    =    cumulative total return
























                              P    =    a hypothetical initial investment
          of $1,000
                                        to purchase shares of a specific
          Class

                              ERV  =    ending redeemable value:  ERV is
          the value,
                                        at the end of the applicable
          period, of a
                                        hypothetical $1,000 investment made
          at the
                                        beginning of the applicable period.

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has been assessed.

                                        CUMULATIVE TOTAL RETURN FOR PERIODS
          ENDED
                                        DECEMBER 31, 1994

                                                            SINCE
                                        ONE YEAR            OCTOBER 23,
          1993

                    Class A             (29.20%)            (18.12%)
                    Class B             (29.18%)            (17.34%)

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the fund for the periods indicated, assuming the maximum 5.75% sales charge has not been assessed.

                                        CUMULATIVE TOTAL RETURN FOR PERIODS
          ENDED
                                        DECEMBER 31, 1994

                                                            SINCE
                                        ONE YEAR            OCTOBER 23,
          1993

                    Class A             (24.88%)            (13.13%)
                    Class B             (25.45%)            (13.90%)














                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A and Class B shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the












                    Fund's Class A and Class B shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the













                    Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future. The Fund may cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston
                    Business Journal, Boston Globe, Boston Herald, Business
          Week,
                    Consumer's Digest, Consumer Guide Publications, Changing Times,
                    Financial Planning, Financial World, Forbes, Fortune, Growth Fund
                    Guide, Houston Post, Institutional Investor,
          International Fund
                    Monitor, Investor's Daily, Los Angeles Times, Medical Economics,
                    Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter,
                    Mutual Fund Source Book, Mutual Fund Values, National Underwriter
                    Nelson's Director of Investment Managers, New York
          Times,
                    Newsweek, No Load Fund Investor, No Load Fund* X,
          Oakland
                    Tribune, Pension World, Pensions and Investment Age,
          Personal
                    Investor, Rugg and Steele, Time, U.S. News and World Report, USA
                    Today, The Wall Street Journal, and Washington Post.


                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended
          December 31,
                    1994, the Statement of Changes in Net Assets for the fiscal year ended December 31, 1994 and for the period from October 23, 1993
                    (commencement of operations) to December 31, 1994,
          Financial













                    Highlights, the Notes to Financial Statements, and the Report of
                    Independent Accountants are included in the December
          31, 1994
                    Annual Report to shareholders of the Fund, which is incorporated by reference into this SAI. Copies of these financial statements and this SAI may be obtained upon request and without charge from the Trust at the address and telephone number provided on the cover of this SAI.


























                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]













                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,












                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,
                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied












                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.













                                         IVY EMERGING GROWTH FUND

                                               A SERIES OF

                                                 IVY FUND
                                        VIA MIZNER FINANCIAL PLAZA
                                   700 SOUTH FEDERAL HIGHWAY, SUITE 300
                                        BOCA RATON, FLORIDA  33432

                                   STATEMENT OF ADDITIONAL INFORMATION













                                              April 30, 1995
                                   (as supplemented on January 1, 1996)


                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of these portfolios, Ivy Emerging
          Growth
                    Fund (the "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional
          Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        798 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 456-5111

































                                            TABLE OF CONTENTS

              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. Government Securities
                         Warrants
                         Forward Foreign Currency Contracts
                         Small Company Risk
                         Foreign Securities
                         Foreign Currencies
                         Restricted and Illiquid Securities
                         Options Transactions
                              General
                              Writing Options on Individual Securities
                              Purchasing Options on Individual Securities
                              Purchasing and Writing Options on Stock
          Indices
                              Risks of Options Transactions
                              Stock Index Futures Contracts
                              Risks of Stock Index Futures
                              Combined Transactions

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         Automatic Investment Method
                         Exchange of Shares
                              Initial Sales Charge Shares
                              Contingent Deferred Sales Charge Shares
                         Letter of Intent
                         Retirement Plans
                              Individual Retirement Accounts (IRAs)
                              Qualified Plans
                              Deferred Compensation for Public Schools and
                                   Charitable Organizations ("403(b)(7)
                                   Account")
                              Simplified Employee Pension ("SEP") IRAs
                         Reinvestment Privilege
                         Rights of Accumulation
                         Systematic Withdrawal Plan












                         Group Systematic Investment Program

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         Personal Investments by Employees of IMI

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         Business Management and Investment Advisory
          Services
                         Distribution Services
                         Custodian
                         Fund Accounting Services
                         Transfer Agent and Dividend Paying Agent












                         Administrator
                         Auditors

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         General
                         Options, Futures and Foreign Currency Forward
          Contracts
                         Currency Fluctuations -- "Section 988" Gains or
          Losses
                         Investment in Passive Foreign Investment Companies Debt Securities Acquired at a Discount
                         Distributions
                         Disposition of Shares
                         Foreign Withholding Taxes
                         Backup Withholding
                         Other

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN












                         Average Annual Total Return Quotations
                         Cumulative Total Return
                         Other Quotations, Comparisons and General
          Information

                    FINANCIAL STATEMENTS

                    APPENDIX A
                         DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P")
                              AND
                         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
          CORPORATE BOND
                    AND
                         COMMERCIAL PAPER RATINGS




























                                    INVESTMENT OBJECTIVES AND POLICIES

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES












                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the
                    U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease,












                    thereby lengthening the actual average life of such certificates.
                    Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to
                    reinvest prepayments of principal at current rates, GNMA
                    certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for












                    Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While the Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-
                    ties or other assets denominated in that currency. Further, the
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government securities or other high-grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    SMALL COMPANY RISK

                         Investors in the Fund should recognize that investing in
                    smaller company stocks involves certain special considerations and risks, including those set forth below and in the Fund's
                    Prospectus under "The Investment Goals of the Fund," which are not customarily associated with investing in larger, more
                    established companies. For example, smaller companies may be more susceptible to losses and risks of bankruptcy.
          Also, the
                    securities of smaller companies may be thinly traded
          (and
                    therefore have to be sold at a discount from current market prices sold in small lots over an extended period of
          time).
                    Transaction costs in smaller company stocks may be higher than those of larger companies.

                    FOREIGN SECURITIES

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under "Foreign
                    Securities" under the caption "How the Fund Seeks to Achieve Its
                    Investment Goals" and under "Risk Factors," which are not
                    typically associated with investing in United States securities and which may affect the Fund's performance favorably or
                    unfavorably.

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to
                    subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock
                    dividends or other matters which may affect the prices of
                    portfolio securities.  Communications between the
          United States
                    and foreign countries may be less reliable than within the United
                    States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may












                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the
                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.
                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the
                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment
                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.

                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, and any other illiquid securities (including repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
                    Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of













                    1933. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses.
                    There may be a lapse of time between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will
                    carefully monitor each of its investments in these securities, focussing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of
                    illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing
                    these restricted securities.
















                    OPTIONS TRANSACTIONS

                         GENERAL.   The Fund may engage in transactions in
          options on
                    securities and stock indices in accordance with the Fund's stated












                    investment objectives and policies.  The Fund may sell
          (write)
                    covered call options on securities owned by the Fund with respect to not more than 25% of the Fund's net assets (although it is not currently contemplated that the Fund will write such options on more than 5% of its assets). The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the over-the-counter ("OTC") markets
                    (such OTC options together with any other illiquid securities shall not be in an amount exceeding 10% of the Fund's assets).
                    The Fund will not purchase put and call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time
                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.












                         The Fund will realize a gain (or a loss) on a closing












                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater)
                    than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)
                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires
                    unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In
                    contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When the
                    Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

                         WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. The Fund may also write
                    covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where IMI does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.


























                         The Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned
                    by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The
                    Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

                         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is
                    exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from
                    increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The
          Fund, as
                    the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.
                    In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase
                    of put options will not be used by the Fund for leverage
                    purposes.

                         The Fund may also purchase a put option on an underlying
                    security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.


























                         The Fund will purchase put options only to the extent
                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of the Fund to purchase options.  The Fund may write
          (sell) put
                    options on individual securities only to effect a "closing sale transaction."

                         PURCHASING AND WRITING OPTIONS ON STOCK INDICES.
          The Fund
                    may purchase and sell (write) put and call options on stock indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
          Options on
                    stock indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on












                    different indices have different multipliers.

                         When the Fund writes a call or put option on a stock index, the option is "covered," in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high-grade debt securities equal to the contract value.
          A call
                    option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the
                    Custodian the difference in cash, U.S. Government securities or other high-grade debt securities. A put option is also "secured"
                    if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or
          (ii) less
                    than the exercise price of the put written, provided that the
                    Fund maintains in a segregated account with the Custodian the difference in cash, U.S. Government securities or other high-
                    grade debt securities.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option,























                    given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or
                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist
                    when the Fund seeks to close out an option position.












                    Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.























                    STOCK INDEX FUTURES CONTRACTS

                         The Fund may enter into stock index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

                         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the
                    Standard & Poor's Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the
                    New York Stock Exchange. The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000













                    (500 units x $150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the
                    S&P 500 Index at a specified future date at a contract price of
                    $150 and the S&P 500 Index is at $154 on that future date, the
                    Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

                         RISKS OF STOCK INDEX FUTURES. The Fund's success in using
                    hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of
                    individual stocks.

                         The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index futures (and therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.























                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

                         Although the Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a
                    position, and it may have to liquidate other investments to meet its cash needs.

                         Although some stock index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         The Fund will only enter into stock index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging"
                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing a stock index futures contract, the Fund
                    will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high-grade debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling a stock index futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis)























                    liquid assets that, when added to the amounts deposited with an
                    FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.


                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objectives, as set forth in the
                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority (as defined by the Investment
                    Company Act of 1940, as amended (the "1940 Act")) of the
                    outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

                         (i) borrow money, except for temporary purposes where
                               investment transactions might advantageously require
                               it. Any such loan may not be for a period in excess
                               of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed
          10% of
                               the value of the total assets of the Fund at the time
                               any such loan is made;

                         (ii)  purchase securities on margin;























                        (iii)  sell securities short;

                         (iv) lend any funds or other assets, except that this
                               restriction shall not prohibit (a) the entry into
                               repurchase agreements or (b) the purchase of publicly
                               distributed bonds, debentures and other
          securities of
                               a similar type, or privately placed
          municipal or
                               corporate bonds, debentures and other
          securities of a
                               type customarily purchased by institutional investors
                               or publicly traded in the securities
          markets;

                         (v) participate in an underwriting or selling group in
                               connection with the public distribution of securities
                               except for its own capital stock;

                         (vi) purchase from or sell to any of its officers or
                               trustees, or firms of which any of them are members or
                               which they control, any securities (other than capital
                               stock of the Fund), but such persons or
          firms may act
                               as brokers for the Fund for customary
          commissions to
                               the extent permitted by the 1940 Act;

                        (vii) purchase or sell real estate or commodities and
                               commodity contracts;

                       (viii)  make an investment in securities of
          companies in any
                               one industry (except obligations of domestic banks or
                               the U.S. Government, its agencies,
          authorities, or












                               instrumentalities) if such investment would cause
                               investments in such industry to exceed 25% of the
                               market value of the Fund's total assets at the time of
                               such investment;

                         (ix)  issue senior securities, except as
          appropriate to
                               evidence indebtedness which it is permitted to incur,
                               and except to the extent that shares of the separate
                               classes or series of the Trust may be deemed to be
                               senior securities; provided that collateral arrangements with respect to currency-related
                               contracts, futures contracts, options or other
                               permitted investments, including deposits of initial
                               and variation margin, are not considered to be the
                               issuance of senior securities for purposes of this
                               restriction; or

                         (x)   purchase securities of any one issuer
          (except U.S.
                               Government securities) if as a result more than 5% of
                               the Fund's total assets would be invested in such
                               issuer or the Fund would own or hold more than 10% of
                               the outstanding voting securities of that issuer;
                               provided, however, that up to 25% of the value of the
                               Fund's total assets may be invested without regard to
                               these limitations.
























                         Under the 1940 Act, the Fund is permitted, subject to the
                    above investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (vii) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.


                                         ADDITIONAL RESTRICTIONS

                         Unless otherwise indicated, the Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, the Fund may not:

                         (i) invest in oil, gas or other mineral leases or
                               exploration or development programs;

                         (ii) engage in the purchase and sale of puts, calls,
                               straddles or spreads (except to the extent described
                               in the Prospectus and in this SAI);

                        (iii)  invest in companies for the purpose of
          exercising
                               control of management;

                         (iv) invest more than 5% of its total assets in warrants,
                               valued at the lower of cost or market, or more than 2%
                               of its total assets in warrants, so valued, which are













                               not listed on either the New York or
          American Stock
                               Exchanges;

                         (v)   invest more than 5% of the value of its
          total assets
                               in the securities of unseasoned issuers, including
                               their predecessors, which have been in
          operation for
                               less than three years;

                         (vi) purchase or retain securities of any company if, to
                               the knowledge of the Trust, officers and Trustees of
                               the Trust and officers and directors of Ivy
                               Management, Inc., MIMI or Mackenzie
          Financial
                               Corporation who individually own more than 1/2 of 1%
                               of the securities of that company together own
                               beneficially more than 5% of such
          securities;

                        (vii)  purchase securities of other investment
          companies,
                               except in connection with a merger,
          consolidation or
                               sale of assets, and except that it may
          purchase shares
                               of other investment companies subject to such
                               restrictions as may be imposed by the 1940
          Act and













                               rules thereunder or by any state in which its shares
                               are registered; or














                       (viii) invest more than 10% of its net assets taken at market value at the time of investment in "illiquid securities." Illiquid securities may include
                               securities subject to legal or contractual restrictions on resale (including private placements),
                               repurchase agreements maturing in more than seven
                               days, certain options traded over the
          counter that the
                               Fund has purchased, securities being used to cover
                               certain options that a fund has written, securities
                               for which market quotations are not readily available,
                               or other securities which legally or in
          IMI's opinion,
                               subject to the Board's supervision, may be deemed
                               illiquid, but shall not include any
          instrument that,
                               due to the existence of a trading market, to the
                               Fund's compliance with certain conditions intended to
                               provide liquidity, or to other factors, is liquid.

                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.












                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, the Fund
                    may purchase and sell OTC options on stock indices if
          (a)
                    exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and
                    (c) the broker-dealers with whom the Fund enters into such transactions have a minimum net worth of $20 million.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI. These funds are: Ivy Growth with Income












                    Fund, Ivy Growth Fund, Ivy China Region Fund, Ivy Latin America
                    Strategy Fund, Ivy New Century Fund, Ivy Bond Fund, Ivy
          Short-
                    Term Bond Fund, Ivy International Bond Fund, Ivy Canada Fund, Ivy













                    Global Fund, Ivy International Fund and Ivy Money
          Market Fund,
                    the other twelve series of Ivy Fund; Mackenzie
          California
                    Municipal Fund, Mackenzie Florida Limited Term
          Municipal Fund,
                    Mackenzie Limited Term Municipal Fund, Mackenzie
          National
                    Municipal Fund and Mackenzie New York Municipal Fund the five series of Mackenzie Series Trust; (collectively, with the Funds, the "Ivy Mackenzie Funds"). Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt of telephone instructions by The Mackenzie
          Ivy
                    Investor Services Corp. ("MIISC") or written notice to MIISC from the investor. See "Automatic Investment Method" in the New
                    Account Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.














                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus, ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.

                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.














                         The following contingent deferred sales charge table ("Table













                    1") applies to Class B shares of the Fund, Mackenzie California
                    Municipal Fund, Mackenzie National Municipal Fund, Mackenzie New
                    York Municipal Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Bond
                    Fund, Ivy International Bond Fund, Ivy Latin America
          Strategy
                    Fund, Ivy New Century Fund, Ivy Growth Fund, Ivy Growth with
                    Income Fund, Ivy International Fund and Ivy China
          Region Fund
                    ("Table 1 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              5%
                         Second                             4%
                         Third                              3%
                         Fourth                             3%
                         Fifth                              2%
                         Sixth                              1%
                         Seventh and thereafter             0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Mackenzie Florida Limited Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund and Ivy
                    Short-Term Bond Fund ("Table 2 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              3%
                         Second                             2 1/2%
                         Third                              2%
                         Fourth                             1 1/2%
                         Fifth                              1%
                         Sixth and thereafter               0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.













                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1













                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2- % contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can legally be made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."













                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in













                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the New Account Application in the Fund's Prospectus. Any investor may submit a Letter of Intent stating
                    that he or she will invest, over a period of 13 months, at least
                    $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may
                    include the value (at the applicable offering price) of all
                    Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with
                    Income Fund, Ivy China Region Fund, Ivy International Fund, Ivy
                    Latin America Strategy Fund, Ivy Canada Fund, Ivy
          Global Fund,
                    Ivy New Century Fund, Ivy Bond Fund, Ivy International Bond Fund,
                    Ivy Short-Term Bond Fund, Mackenzie National Municipal
          Fund,
                    Mackenzie California Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund, Mackenzie Florida Limited Term Municipal Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the
                    Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A
                    Letter of Intent does not obligate the investor to buy or the
                    Trust to sell the indicated amount of Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares of the Fund may be purchased in connection with
                    several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
                    Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
                    Initial and subsequent purchase payments in connection with tax-












                    deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         No fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). Shares of the Trust
                    may be used as a funding medium for an Individual
          Retirement
                    Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account.
          Individuals
                    may wish to consult their tax advisers before investing
          IRA
                    assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of either spouse.
          Rollover
                    contributions are not subject to these limits.













                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is no greater than a specified level
          ($40,000 for
                    married couples filing a joint return, $25,000 for single
                    individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active
                    participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any; or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.

                         QUALIFIED PLANS. For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The












                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Retirement
          Plan.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,00 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The transfer agent will furnish custodial services to the
                    employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(b)(7) ACCOUNT"). Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Fund in conjunction with such an arrangement. The sales charge for purchases of less than
                    $10,000 of Class A shares is set forth under "403(b)(7) Retirement Plans" in the Fund's Prospectus. Sales
          charges for
                    purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales Charge
          Alternative--Class A
                    Shares" in the Prospectus. The special application for a
                    403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.

                         Simplified Employee Pension ("SEP") IRAs. An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.













                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by the transfer agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."















                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charge applies to any investment of
                    $50,000 or more in Class A shares of the Fund.  See
          "Initial












                    Sales Charge Alternative--Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). (The reduced sales charge does not apply to purchases of Class A shares of the
                    Fund by 403(b)(7) retirement plan accounts.) The reduced sales charge is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy Money Market Fund)
                    by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy New Century Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy China Region Fund,
                    Ivy Bond Fund, Ivy Short-Term Bond Fund, Ivy
          International Bond
                    Fund, Ivy Latin America Strategy Fund, Ivy Canada Fund,
          Ivy
                    Global Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie New York Municipal
          Fund,
                    Mackenzie Limited Term Municipal Fund and Mackenzie
          Florida
                    Limited Term Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy
                    Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to
                    $50,000 or more for the Fund, Ivy Growth Fund, Ivy
          Growth with
                    Income Fund, Ivy Latin America Strategy Fund, Ivy New
          Century












                    Fund, Ivy International Bond Fund, Ivy China Region
          Fund, Ivy
                    International Fund, Ivy Canada Fund, Ivy Global Fund; $100,000 or
                    more for Ivy Bond Fund, Mackenzie National Municipal
          Fund,
                    Mackenzie California Municipal Fund and Mackenzie New
          York
                    Municipal Fund; $25,000 or more for Mackenzie Florida
          Limited
                    Term Municipal Fund and Mackenzie Limited Term Municipal Fund; or
                    $1,000,000 or more for Ivy Short-Term Bond Fund.

                         At the time an investment takes place, MIMI, in the case of a wire order, or MIISC, in the case of a direct mail remittance, must be notified by the investor or his dealer that the investment qualifies for the reduced charge on the basis of
                    previous investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the
                    Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by












                    him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. The













                    Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

                         Additional investments in the Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or
                    contingent deferred sales charges.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of the Fund may be purchased in connection with
                    investment programs established by employee or other groups using systematic payroll deductions or other systematic payment
                    arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
                    Unless shares of the Fund are purchased in conjunction with IRAs













                    (see "How to Purchase Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing,
                    Simplified Redemptions and other optional privileges, as
                    described in the Prospectus, to shareholders using group
                    systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust












                    reserves the right to change these fees from time to time without advance notice.


                                           BROKERAGE ALLOCATION













                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and, therefore, brokerage
                    commissions are usually not required to be paid by the Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in placing of brokerage business. The types of
                    research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         During the period from March 3, 1993 (commencement of
                    operations) to December 31, 1993, the Fund paid brokerage
                    commissions of $94,628. During that period, the Fund paid
                    brokerage fees of $1,373 to Brown Brothers. During the fiscal year ended December 31, 1994, the Fund paid brokerage commissions of $83,831. During that period, the Fund paid no brokerage fees to Brown Brothers.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that












                    IMI deems to be a desirable investment for the Fund.
          While no













                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.

                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level












                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).



























                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
                    Age: 49                               President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,












                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66                               Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]


















                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series












                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President












                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
























                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,












                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).


























                         As of March 31, 1995, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding Class
          A and
                    Class B shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.






















































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSAT-
                                      AGGREGATE  ACCRUED AS ANNUAL
          ION FROM
                                      COMPEN-    PART OF    BENEFITS
          TRUST
                    NAME,             SATION     FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                     (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112












                     Broyhill
                     (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                     (Trustee)

                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                     (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                     (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                     (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                     (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                     (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)
























                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                          Ivy Management, Inc., ("IMI") provides business management and investment advisory services to the Fund pursuant to a
                    Business Management and Investment Advisory Agreement with the
                    Trust (the "Agreement"), which was approved by the sole shareholder of the Fund on April 30, 1993. Prior to approval by
                    the sole shareholder, the Agreement was approved on February 19,
                    1993, with respect to the Fund, by the Board of Trustees,
                    including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees"). IMI also acts as manager and investment adviser to the following investment companies registered under the 1940 Act: Ivy Growth Fund, Ivy Growth with
                    Income Fund, Ivy Global Fund, Ivy Canada Fund, Ivy New
          Century
                    Fund, Ivy International Fund, Ivy Latin America
          Strategy Fund,
                    Ivy China Region Fund, Ivy Bond Fund, Ivy International
          Bond
                    Fund, Ivy Short-Term Bond Fund and Ivy Money Market Fund. IMI is
                    a wholly owned subsidiary of MIMI. MIMI currently acts as
                    manager and investment adviser to the following investment companies registered under the 1940 Act:  Mackenzie
          National
                    Municipal Fund, Mackenzie New York Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie Limited Term Municipal Fund
                    and Mackenzie Florida Limited Term Municipal Fund.
          MIMI is a












                    subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor
                    Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is registered in
                    Ontario as a mutual fund dealer and advises Ivy Canada
          Fund.

                          The Agreement obligates IMI to make investments for the
                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                          Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                          For business management and investment advisory services,
                    the Fund pays IMI a monthly fee at an annual rate of 0.85% of the
                    Fund's average daily net assets.  For the period March
          3, 1993
                    (commencement of operations) to December 31, 1993, IMI was paid
                    $37,707 by the Fund (of which IMI reimbursed $18,141 pursuant to voluntary expense limitations). During the fiscal year ended
                    December 31, 1994, IMI was paid $168,819 by the Fund
          (of which
                    IMI reimbursed $3,923 pursuant to voluntary expense limitations).

                          Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;













                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                          The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million. For the period from March 3, 1993 (commencement of operations) to























                    December 31, 1993 and for the fiscal year ended
          December 31,
                    1994, no reimbursements were made pursuant to this state expense limitation.

                          IMI currently limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses, and other
                    extraordinary expenses) to an annual rate of 1.95% of the Fund's average daily net assets. As long as the Fund's expense
                    limitation continues, it may lower the Fund's expense and
                    increase its yield. The Fund's expense limitation may be
                    terminated or revised at any time at which time the Fund's expense may increase and its yield may be reduced, depending on the total assets of the Fund.

                          The initial term of the Agreement between IMI and the Fund commenced on March 5, 1993 and will run for a period of two years from that date. The Agreement will continue in effect with respect to a Fund for more than the initial period only so long as the continuance is specifically approved at least annually (i)
                    by the vote of a majority of the Independent Trustees and (ii)
                    either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance
          (or
                    adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the
                    Fund.  See "Capitalization and Voting Rights."

                          The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                          MIFDI serves as the exclusive distributor of the Class A1
                    [Shares of the Fund outstanding as of October 22, 1993 have been designated as "Class A" shares of the Fund.] and Class B shares of the Fund under an Amended and Restated Distribution Agreement with the Trust dated October 23, 1993 (the
          "Distribution
                    Agreement"). Effective October 1, 1993, MIFDI, a wholly-owned subsidiary of MIMI, succeeded to and is continuing MIMI's broker-
                    dealer activities. The provisions of the Trust's previous
                    Distribution Agreement with MIMI remain unchanged by the
                    succession. MIFDI distributes shares of the Fund through broker-
                    dealers who are members of the National Association of Securities
                    Dealers, Inc. and who have executed dealer agreements with MIFDI.
                    MIFDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of
                    Fund shares. Pursuant to the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                          Pursuant to the Distribution Agreement, MIFDI is entitled
                    to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current Prospectus, and the
          net asset
                    value on which such price is based.  Out of such
          commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time.  During the period from March 3,
          1993
                    (commencement of operations) to September 30, 1993, MIMI received from sales of Class A shares of the Fund $198,884 in sales commissions, of which $30,643 was retained after dealers' re-
                    allowances. During the period from October 1, 1993 to December 31, 1993 and during the fiscal year ended
          December 31,
                    1994, MIFDI received from sales of Class A shares of the Fund
                    $267,621 and $193,050, respectively, in sales commissions, of which $41,714 and $31,480 respectively, was retained after dealers' re-allowances. Furthermore, MIFDI is entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's
                    Prospectus. MIFDI may re-allow all or a portion of the contingent deferred sales charge to dealers as MIFDI may
                    determine from time to time. During the periods from March 3,
                    1993 (commencement of operations) to September 30, 1993 and from
                    October 1, 1993 to December 31, 1993, MIMI and MIFDI, respectively, received no contingent deferred sales charges upon
                    certain redemptions of Class A shares of the Fund.
          During the
                    period from October 23, 1993 and during the fiscal year ended
                    December 31, 1994, (the date on which Class B shares of the Fund were first offered for sale to the public) to December 31, 1993 and during the fiscal year ended December 31, 1994, MIFDI
                    received $239 and $12,352, respectively, in contingent deferred sales charges paid upon certain redemptions of Class B shares of the Fund.

                          The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
























                    Agreement shall terminate automatically in the event of its assignment.

                          RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted
                    Rule 18f-3 under the 1940 Act, which permits a registered open-
                    end investment company whose shares are registered on Form N-1A to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii)  the Fund's Class B shares will convert
          automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                          RULE 12b-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan," collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                          Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the Fund's Plans, payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The Class A













                    Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                          Under the Fund's Class B Plan, the Fund also pays MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                          Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                          MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                          A report of the amount expended pursuant to either Plan,
                    and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least
                    quarterly.  For the period from March 3, 1993
          (commencement of












                    operations) to September 30, 1993, the Fund paid MIMI
          $3,137
                    pursuant to the Class A Plan.  For the period from
          October 1,
                    1993 to December 31, 1993 and during the fiscal year
          ended
                    December 31, 1994, the Fund paid MIFDI $7,644 and
          $41,576
                    respectively, pursuant to the Class A Plan. For the period from
                    October 23, 1993 (the date on which Class B shares of the Fund were first offered for sale to the public) to December 31, 1993 and during the fiscal year ended December 31, 1994, the Fund paid
                    MIFDI $1,235 and $32,179, respectively, pursuant to the Class B
                    Plan.

                          During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class A shares of the
                    Fund: advertising, $1,363; printing and mailing of prospectuses to persons other than current shareholders, $29,231; compensation to dealers, $28,598; compensation to sales personnel, $27,780;












                    seminars and meetings, $7,149; travel and entertainment, $7,833;
                    general and administrative, $11,321; telephone, $1,063;
          and
                    occupancy and equipment rental, $2,426.

                          During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class B shares of the
                    Fund: advertising, $265; printing and mailing of prospectuses to persons other than current shareholders, $5,677; compensation to dealers, $5,554; compensation to sales personnel, $5,395;
                    seminars and meetings, $1,389; travel and entertainment, $1,521;
                    general and administrative, $2,199; telephone, $206;
          and
                    occupancy and equipment rental, $471.

                          Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                          If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN














                          Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges located at
                    40 Water Street, Boston, Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian
                    Agreement with the Trust.  Rules adopted under the 1940
          Act
                    permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, Brown Brothers Harriman &
                    Co. has entered into subcustodial agreements for the holding of the Fund's foreign securities. Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                          Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for the Fund.
                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million. During the period from March 3, 1993 to December 31, 1993 and during the fiscal year ended December 31, 1994, the Fund paid MIMI $12,798 and $31,948, respectively, under the agreement.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                          Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.00 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1994 totalled $71,438.

                    ADMINISTRATOR

                          Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees for the fiscal year ended December 31, 1994 totalled
                    $19,861.

                    AUDITORS

                          Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P., include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.


                                     CAPITALIZATION AND VOTING RIGHTS












                          The capitalization of the Trust consists of an unlimited
                    number of shares of beneficial interest (no par value per share).
                    When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                          The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more Classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A and B for the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy New Century, Ivy International Bond Fund, Ivy Bond Fund, Ivy
                    Short-Term Bond Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Money
                    Market Fund, Ivy Latin America Strategy Fund, Ivy China
          Region
                    Fund and Ivy International Fund, as well as Class I for
          Ivy
                    International Fund, Ivy Short-Term Bond Fund and Ivy Bond Fund.
                    In addition, the Trustees have authorized an additional class,
                    Class C, for Ivy Growth with Income Fund issued only to












                    shareholders of Mackenzie Growth & Income Fund, a former series of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy Growth with
          Income Fund
                    and not offered for sale to the public.

                          Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Amended and Restated Declaration of Trust. Shares of each class of the Fund entitle their holders to one vote per share
          (with
                    proportionate voting for fractional shares). All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a class vote is required by the 1940 Act.
          Shareholders of
                    the Trust vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an
                    investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                          As used in this SAI and the Fund's Prospectus, the phrase













                    "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
                    of the outstanding shares are present in person or by proxy; or
                    (2) more than 50% of the outstanding shares of the Fund
          (or of
                    the Trust).












                          With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                          The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                          To the knowledge of the Trust, as of March 31, 1995, no













                    shareholder owned of record or beneficially 5% or more of the
                    Fund's outstanding Class A or Class B shares, except that of the outstanding Class A shares of the Fund, Amalgamated Bank of New
                    York (custodian), TWU-NYC Private Bus Lines Pension
          Fund, P.O.
                    Box 370 Cooper Station, New York, New York 10003, owned of record
                    83,908.349 shares (7.29%).

                          Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.


                                             NET ASSET VALUE

                          The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                          The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.

                          Portfolio securities are valued and the net asset value per share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) every
                    Monday through Friday (exclusive of national business holidays).
                    The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                          When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                          The premium paid by the Fund for the purchase of a put
                    option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's
          Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                          Accounting for futures contracts and options on futures
                    contracts and on certain bond indices will be in accordance with generally accepted accounting principles.













                          The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.


                                            PORTFOLIO TURNOVER

                          The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                          The Fund's Portfolio turnover rate is calculated by
                    dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
                    For purposes of determining such portfolio turnover, all
                    securities whose maturities at the time of acquisition were one year or less are excluded.

                          A portfolio turnover rate that exceeds 100% involves
                    correspondingly higher brokerage commissions and other transaction costs, which will be borne directly by the
          Fund.  In
                    addition, net short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.













                          The Fund's portfolio turnover rate for the period March 3,
                    1993 (commencement of operations) to December 31, 1993 and for the fiscal year ended December 31, 1994 was 41% (annualized) and
                    67%, respectively.


                                               REDEMPTIONS













                          Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                          Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of
                    securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                          Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                          Subject to state law restrictions, the Trust may
          redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 ($250
          for
                    retirement plans) in the Fund for a period of more than
          12
                    months. All accounts below that minimum will be redeemed
                    simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.  The
          Trust will
                    notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sum as shall raise the value of such account above that minimum.
          Should the
                    shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the proceeds thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method or Group Systematic
                    Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption.
                    Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days.
          The
                    Trustees of the Trust may change the minimum account size.

                          If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                          The Fund employs reasonable procedures that require
                    personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.


                                       CONVERSION OF CLASS B SHARES

                          As described in the Fund's Prospectus, Class B shares of
                    the Fund will automatically convert to Class A shares of the
                    Fund, based on the relative net asset values per share of the two
                    Classes, as of the close of business on the first business day after the last day of the calendar quarter in which the eighth anniversary of the initial issuance of such Class B shares of the
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (i) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original













                    Class B shares were issued. For purposes of conversion of Class
                    B shares, Class B shares purchased through the reinvestment of dividends and capital gains distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gains distributions.













                                                 TAXATION

                          The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                          GENERAL. The Fund intends to be taxed as a regulated












                    investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
          (b) derive
                    in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).













                          As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                          Amounts not distributed on a timely basis in accordance
                    with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or
                    December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar
                    year the distributions are declared, rather than the calendar year in which the distributions are received.

                          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS.
                    The taxation of equity options and OTC options on debts securities is governed by Code section 1234. Pursuant to Code
                    section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt.
                    If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                          Certain options, futures and foreign currency
          forward
                    contracts in which the Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed under the
                    Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                          The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund
                    are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

                          The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                          Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                          The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES.
                    Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its
                    shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend
                    distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.












                          INVESTMENT IN PASSIVE FOREIGN INVESTMENT
          COMPANIES.  The
                    Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
                    ("PFICs"). In general, a foreign corporation is classified as a
                    PFIC if at least one-half of its assets constitute investment-
                    type assets, or 75% or more of its gross income is investment-
                    type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be
                    subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess
                    distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The
          Fund
                    itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
          Certain
                    distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent
                    application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                          The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.












                    Alternatively, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year.
                    Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If the Fund makes this election, the special rules described above with respect to excess distributions would still apply. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

                          DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
                    securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
                    ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

                          Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                          Some debt securities (with a fixed maturity date of one
                    year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities.
          Generally, the
                    Fund will be required to include the acquisition discount, or
                    OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                          The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                          DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
          corporations by the
                    Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.
                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces a shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds a shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          Shareholders will be
                    notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the
                    form of newly issued shares will receive a report as to the net asset value of the shares received.

                          If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                          DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
                    30 days before and ending 30 days after the shares are disposed













                    of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
                    received by the shareholder with respect to such shares.

                          In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

























                          FOREIGN WITHHOLDING TAXES. Income received by the Fund
                    from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

                          If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to
                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his
                    PRO RATA share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his PRO
          RATA
                    share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his
                    U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified
                    within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                          Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                          The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                          BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of
                    Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the
                    IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when
                    required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                          OTHER. Distributions may also be subject to additional
                    state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to
                    U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its shareholders.
                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an
                    investment in the Fund.


                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

                          The Fund's average annual total return quotations as they













                    may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
                    SEC. The Fund's standardized average annual total return
                    quotations may be accompanied by non-standardized total return quotations. Performance information is computed separately for the Fund's Class A and Class B shares.

                          AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Standardized
                    average annual total return ("Standardized Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                                    P(1 + T){superscript n}  =  ERV

                    Where:         P    =    a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specified Class

                                   T    =    the average annual total
          return of
                                             shares of that Class

                                   n    =    the number of years

                                   ERV  =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the























                                             beginning of a designated
          period (or
                                             fractional portion thereof).

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares, and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial
                    $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for
                    Class B shares for periods over eight years will reflect
                    conversion of the Class B shares to Class A shares at the end of the eighth year. Each Standardized Return quotation is determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.














                         In determining the average annual total return for the
                    Class A and Class B shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class
          A and
                    Class B shares of the Fund for the periods indicated.

                                            STANDARDIZED
          NON-STANDARDIZED
                                              RETURN[1]
          RETURN[2]
                                       CLASS A[3]   CLASS B      CLASS A[3]
          CLASS B

                    One year ended
                     December 31,
                     1994              (2.65%)[8]   (2.49%)[9]   3.29%[10]
          2.51%[11]

                    Inception* to
                     December 31,
                     1993[12]          23.10%[5]    (1.29%)[4]   27.52%[7]
          2.07%[6]

                    _________________________













                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.












                         The Standardized Return figures for Class B shares reflect the deduction of the applicable contingent deferred sales
                         charge imposed on a redemption of Class B shares held for
                         the period.

                    [2] The Non-Standardized Return figures do not reflect the deduction of any initial or contingent deferred sales
                         charge.

                    [3] Shares of the Fund outstanding as of October 22, 1993 have been redesignated as "Class A" shares of the Fund.

                    [4] The Standardized Return figure reflects expense reimbursement and the deduction of a 5% contingent deferred
                         sales charge. Without expense reimbursement, the Standardized Return would have been (1.42%).

                    [5] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been 23.01%.

                    [6] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been 1.93%.

                    [7] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been 27.45%.

                    [8] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the
          Standard
                         Return would have been (2.65%)

                    [9] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the
          Standard
                         Return would have been (2.49%)

                    [10] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-












                         Standardized Return would have been 3.29%

                    [11] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been 2.51%.

                    [12] The Total Return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [*]  The inception date for the Fund was March 3, 1993.
          Class A
                         shares of the Fund were first offered for sale to the public on April 30, 1993, and Class B shares of the Fund were first offered for sale to the public on October 23, 1993.












                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):












                              C    =    (ERV/P)-1

                    Where:    C    =    Cumulative Total Return

                              P    =    a hypothetical initial investment
          of $1,000
                                        to purchase shares of a specific
          Class

                              ERV  =    ending redeemable value:  ERV is
          the value,
                                        at the end of the applicable
          period, of a
                                        hypothetical $1,000 investment made
          at the
                                        beginning of the applicable period.

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has been assessed.

                         CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1994

                                                  SINCE
                                   ONE YEAR       MARCH 3, 1993

                         Class A   (2.65%)        41.48%
                         Class B   (2.49%)        (1.54%)

                         The following table summarizes the calculation of Total
                    Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has not been assessed.

                         Cumulative Total Return for periods ended December 31, 1994

                                                  SINCE
                                   ONE YEAR       MARCH 3, 1993

                         Class A   3.29%          50.12%
                         Class B   2.51%          2.46%


                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The












                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482.
          Communications not












                    subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A and Class B shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the
                    Fund's Class A and Class B shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the
                    Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future.

                    The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII
                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.


                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the period from March 3,
          1993
                    (commencement of operations) to December 31, 1993, the Statement of Changes in Net Assets for the fiscal year ended to December 31, 1994, Financial Highlights, the Notes to
          Financial
                    Statements, and Report of Independent Accountants are included in the Fund's December 31, 1994 Annual Report to shareholders of the
                    Fund, which is incorporated by reference into this SAI.
          Copies
                    of these financial statements and this SAI may be obtained upon request and without charge from the Trust at the address and telephone number provided on the cover of this SAI.











































































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]


                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.














                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,












                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,
                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)












                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.













                                             IVY GLOBAL FUND

                                               a series of

                                                 IVY FUND
                                        Via Mizner Financial Plaza
                                   700 South Federal Highway, Suite 300
                                        Boca Raton, Florida 33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)

          _________________________________________________________________














                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of the portfolios, Ivy Global
          Fund (the
                    "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432
                                        Telephone: (800) 777-6472



                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida  33432
                                        Telephone: (800) 456-5111




























                                            TABLE OF CONTENTS


                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. Government Securities
                         Borrowing
                         Commercial Paper
                         Banking Industry and Savings and Loan Obligations Warrants
                         American Depository Receipts (ADRs)
                         Foreign Securities
                         Investing in Emerging Markets
                         Forward Foreign Currency Contracts
                         Repurchase Agreements
                         Firm Commitment Agreements and When-Issued
          Securities
                         Loans of Portfolio Securities
                         Zero Coupon Bonds
                         Restricted and Illiquid Securities
                         Stock Index Futures Contracts
                         Stock Index Options
                         Risks of Stock Index Futures and Options on Stock
                              Indices

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         Automatic Investment Method
                         Exchange of Shares
                         Letter of Intent
                         Retirement Plans
                         Reinvestment Privilege
                         Rights of Accumulation
                         Systematic Withdrawal Plan

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         Personal Investments by Employees of IMI

                    COMPENSATION TABLE

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         Business Management and Investment Advisory
          Services
                         Distribution Services
                         Custodian












                         Fund Accounting Services
                         Transfer Agent and Dividend Paying Agent
                         Administrator
                         Auditors

                    CAPITALIZATION AND VOTING RIGHTS













                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         Options, Futures and Foreign Currency Forward
          Contracts
                         Currency Fluctuations -- "Section 988" Gains or
          Losses

                         Investment in Passive Foreign Investment Companies Debt Securities Acquired at a Discount
                         Distributions
                         Disposition of Shares
                         Foreign Withholding Taxes
                         Backup Withholding

                    PERFORMANCE INFORMATION
                         Average Annual Total Return Quotations
                         Cumulative Total Return

                    FINANCIAL STATEMENTS

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND ANDCOMMERCIAL
                                   PAPER RATINGS
















































                                    INVESTMENT OBJECTIVES AND POLICIES

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include:  (1) direct













                    obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA
                    certificates, which are mortgage-backed securities).
          In these
                    securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they
                    are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayment may occur at higher or lower rates than the













                    original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither directly obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and
                    instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    BORROWING












                         As a fundamental policy, the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes. The
                    Fund may borrow in amounts up to 10% of its total assets taken at cost or market value, whichever is lower. All borrowings will be repaid before any additional investments are made. The Fund may not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness. Borrowing may exaggerate the effect on the Fund's net asset value of any
                    increase or decrease in the value of the Fund's portfolio
                    securities. Money borrowed will be subject to interest costs
                    (which may include commitment fees and/or the cost of maintaining minimum average balances).

                    COMMERCIAL PAPER

                         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in
                    commercial paper that, at the date of investment, is rated A-1 by
                    Standard & Poor's Corporation ("S&P") or Prime-1 by
          Moody's
                    Investors Service, Inc. ("Moody's") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

                    BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

                         Certificates of deposit are negotiable
          certificates issued
                    against funds deposited in a commercial bank for a definite period of time and earning a specified return.
          Bankers'
                    acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are
                    generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of
                    deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation












                    (currently $100,000) is fully insured by the Federal
          Deposit
                    Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in IMI's opinion, of an investment quality
                    comparable to other debt securities which may be purchased by the
                    Fund.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs.

                    FOREIGN SECURITIES

                         The Fund may invest in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or the












                    instrumentalities thereof. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the domestic investments.
                    Although the Fund intends to invest only in nations that IMI considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities,
                    political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and
                    financial reporting standards, and auditing practices and












                    requirements may not be comparable to those applicable to U.S.
                    companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United
                    Sates. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions.
          The
                    foreign securities markets of many of the countries in which the
                    Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United
          States.
                    Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although
                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist












                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even
                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Fund
                    Shareholders.













                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    (a "forward contract"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While the Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-












                    ties or other assets denominated in that currency. Further, the
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government securities, or
                    other high grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)












                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    REPURCHASE AGREEMENTS

                         The Fund may enter into repurchase agreements.
          Repurchase
                    agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities, including such repurchase agreements. Under guidelines approved by the Trust's Board of Trustees, the Fund is permitted to enter into repurchase agreements only if the
                    repurchase agreements are at least fully collateralized with U.S.
                    Government securities or other securities that the Fund's
                    investment adviser has approved for use as collateral for
                    repurchase agreements and the collateral must be marked to market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Fund's investment adviser under guidelines approved by the Board of
                    Trustees. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in
                    obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                    FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

                         The Fund may purchase securities on a firm commitment or
                    when-issued basis. New issues of certain debt securities are often offered on a when-issued basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date.
                    The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. The Fund will maintain in a segregated account with its custodian cash, U.S.
                    Government securities, or other high grade debt securities equal
                    (on daily marked-to-market basis) to the amount of its commitment to purchase the securities on a when-issued or firm commitment basis.













                    LOANS OF PORTFOLIO SECURITIES

                         The Fund may lend its investment securities to brokers,
                    dealers and financial institutions for the purpose of realizing additional income. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S Government or its agencies or instrumentalities. The collateral will equal (on a daily marked-
                    to-market basis) at least 100% of the current market value of the loaned securities. The aggregate market value of the securities loaned will not at any time exceed 30% of the total assets of the
                    Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, IMI will consider all relevant facts and circumstances, including the creditworthiness of the
                    borrower.

                    ZERO COUPON BONDS

                         The Fund may purchase zero coupon bonds in accordance with the Funds credit quality standards. Zero coupons bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates
                    the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, however, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales
                    proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales.
                    Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

                    RESTRICTED AND ILLIQUID SECURITIES












                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, and any other illiquid securities (including repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
                    Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of
                    1933. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses.
                    There may be a lapse of time between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will
                    carefully monitor each of its investments in these securities, focussing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of
                    illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing
                    these restricted securities.

                    STOCK INDEX FUTURES CONTRACTS

                         The Fund may purchase and sell stock index futures contracts in order to hedge against a change in the market prices of securities that the Fund owns or intends to purchase.
          The Fund
                    will only enter into futures contracts that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

                         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a
          price
                    agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position.  The
          value of a
                    unit is the current value of the stock index.  For
          example, the
                    S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The
          S&P 500
                    Index assigns relative weightings to the 500 common
          stocks
                    included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks.
          In the
                    case of the S&P 500 Index, contracts are to buy or sell
          500












                    units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150).
          The stock
                    index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures
                    contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units
                    x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

                    STOCK INDEX OPTIONS

                         The Fund may purchase and sell put and call options on
                    securities indices in standardized contracts traded on national securities exchanges, boards of trade or similar entities, or quoted on NASDAQ. The Fund may also purchase and sell put and call options on securities indices traded in the OTC markets. A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. Options on stock
                    indices are similar to options on stock, except that, rather than giving the purchaser the right to take delivery of stock at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return
                    for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on
                    different indices may have different multipliers.

                         When the Fund writes an index option, it will be required to deposit and maintain with its Custodian or pledge to a broker securities equal in value to the aggregate exercise price of a put option or the aggregate contract price of a call option (the current index value times the multiplier). If at the close of business on any day the market value of such deposited securities falls below the contract price of the option, the Fund will deposit cash, U.S. Government securities or money market
                    securities equal in value to the amount of such deficiency. In addition, if the Fund writes a call option on an index and the aggregate contract value exceeds the aggregate exercise price when the option is written, the Fund will deposit cash, U.S.
                    Government securities or money market securities equal in value to such excess.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In
                    contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When the
                    Fund purchases or sells (writes) an OTC option, it relies on the party from whom it has purchased or to whom is has sold the option (the "counterparty") to make or take delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied. OTC options, together with any other illiquid
                    securities, shall not be in an amount exceeding 10% of the Fund's assets.

                    RISKS OF STOCK INDEX FUTURES AND OPTIONS ON STOCK
          INDICES

                         The Fund's success in using hedging techniques depends,
                    among other things, on IMI's ability to predict correctly the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on
                    IMI's ability to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different than those used in the selection of individual stocks.

                         The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices and in stock index futures (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument.
          This risk
                    will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

                         Although the Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures and options exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. In some cases, the
                    Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

                         When the Fund purchases an option, its potential loss is
                    limited to the premium paid for the option; the Fund's potential loss on an option which it has written is limited to the exercise price, plus the premium which it has received, minus the market value of the option purchased to close the position
          (except to
                    the extent that the loss is offset by gains in the securities which covered the option). In a futures transaction, the Fund's potential loss may be unlimited, except to the extent that the loss is offset by gains in the underlying securities.

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate













                    transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objective as set forth in the
                    Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares. Under these restrictions, the Fund may not:

                              (i) With respect to 75% of its total assets, purchase
                                   the securities of any one issuer, other
          than
                                   securities issued by the U.S. Government
          or its
                                   agencies or instrumentalities, if
          immediately
                                   after such purchase more than 5% of the
          value of
                                   the total assets of the Fund would be
          invested in























                                   securities of such issuer;

                             (ii)  Invest in real estate, real estate
          mortgage loans,
                                   commodities or interests in oil, gas
          and/or
                                   mineral exploration or development
          programs,
                                   although (a) the Fund may purchase and
          sell
                                   marketable securities of issuers which
          are secured
                                   by real estate, (b) the Fund may
          purchase and sell
                                   securities of issuers which invest or
          deal in real
                                   estate, (c) the Fund may enter into
          forward
                                   foreign currency contracts as described
          in the
                                   Fund's prospectus, and (d) the Fund may
          write or
                                   buy puts, calls, straddles or spreads
          and may
                                   invest in commodity futures contracts
          and options
                                   on futures contracts;

                            (iii) Make investments in securities for the purpose of
                                   exercising control over or management of
          the
                                   issuer;

                            (iv)   Participate on a joint or a joint and
          several
                                   basis in any trading account in
          securities.  The
                                   "bunching" of orders of the Fund and of
          other
                                   accounts under the investment management
          of the
                                   Manager for the sale or purchase of
          portfolio
                                   securities shall not be considered
          participation
                                   in a joint securities trading account;













                             (v)   Purchase the securities of any one
          issuer if,
                                   immediately after such purchase, the
          Fund would
                                   own more than 10% of the outstanding
          voting
                                   securities of such issuer;

                            (vi)   Purchase securities on margin, except
          such short-
                                   term credits as are necessary for the
          clearance of
                                   transactions, but the Fund may make
          margin
                                   deposits in connection with transactions
          in
                                   options, futures and options on futures;

                            (vii)  Make loans, except this restriction
          shall not
                                   prohibit (a) the purchase and holding of
          a portion
                                   of an issue of publicly distributed debt
          securi-
                                   ties, (b) the entry into repurchase
          agreements
                                   with banks or broker-dealers, or (c) the
          lending
                                   of the Fund's portfolio securities in
          accordance
                                   with applicable guidelines established
          by the
                                   Securities and Exchange Commission (the
          "SEC") and
                                   any guidelines established by the
          Trust's
                                   Trustees;

                           (viii)  Borrow amounts in excess of 10% of its
          total
                                   assets, taken at the lower of cost or
          market
                                   value, and then only from banks as a
          temporary
                                   measure for extraordinary or emergency
          purposes.























                                   All borrowings will be repaid before any additional investments are made;

                            (ix)   Purchase the securities of issuers
          conducting
                                   their principal business activities in
          the same
                                   industry if immediately after such
          purchase the
                                   value of the Fund's investments in such
          industry
                                   would exceed 25% of the value of the
          total assets
                                   of the Fund;

                             (x)   Act as an underwriter of securities,
          except to the
                                   extent that, in connection with the sale
          of
                                   securities, it may be deemed to be an
          underwriter
                                   under applicable securities laws;

                            (xi)   Purchase any security if, as a result,
          the Fund
                                   would then have more than 5% of its
          total assets
                                   (taken at current value) invested in
          securities
                                   restricted as to disposition under the
          Federal
                                   securities laws; or

                            (xii)  Issue senior securities, except insofar
          as the
                                   Fund may be deemed to have issued a
          senior
                                   security in connection with any
          repurchase
                                   agreement or any permitted borrowing.

                         Further, as a matter of fundamental policy, the Fund may not purchase securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that the Fund may invest in securities of other investment companies subject to the













                    restrictions in Section 12(d)(1) of the Investment Company Act of
                    1940 (the "1940 Act").

                                         ADDITIONAL RESTRICTIONS

                         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the
                    Fund may not:

                             (i)   purchase or sell real estate limited
          partnership
                                   interests;

                            (ii)   purchase or sell interests in oil, gas
          or mineral
                                   leases (other than securities of
          companies that
                                   invest in or sponsor such programs);

                           (iii)   purchase or retain securities of any
          company if
                                   officers and Trustees of the Trust and
          officers
                                   and directors of the Manager who
          individually own
                                   more than 1/2 of 1% of the securities of
          that
                                   company, together own beneficially more
          than 5% of












                                   such securities; or

                            (iv)   purchase any security if, as a result,
          the Fund
                                   would then have more than 5% of its
          total assets












                                   (taken at current value) invested in
          securities of
                                   companies (including predecessors) less
          than three
                                   years old.

                         In addition, so long as it remains a restriction of the Ohio
                    Division of Securities, the Fund will treat securities eligible for resale under Rule 144A of the Securities Act of 1933 as subject to the Fund's restriction on investing in restricted securities. Further, as a matter of nonfundamental policy, the
                    Fund may not make short sales of securities or maintain a short position. Moreover, so long as it remains a policy of the
                    California Department of Corporations, the Fund may purchase and sell OTC options on stock indices if (a) exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and (c) the broker-dealers
                    with whom the Fund enters into such transactions have a minimum net worth of $20 million.

                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.












                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,
                    Ivy Canada Fund, Ivy Bond Fund, Ivy Short-Term Bond Fund and Ivy
                    Money Market Fund, the other twelve series of Ivy Fund;
          and
                    Mackenzie California Municipal Fund, Mackenzie Florida
          Limited
                    Term Municipal Fund, Mackenzie Limited Term Municipal
          Fund,












                    Mackenzie National Municipal Fund and Mackenzie New
          York
                    Municipal Fund, the five series of Mackenzie Series
          Trust
                    (collectively, with the Fund, the "Ivy Mackenzie
          Funds").
                    Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.












                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt by The Mackenzie Ivy Investor Services
          Corp.
                    ("MIISC") of telephone instructions or written notice to MIISC from the investor. See "Automatic Investment Method" in the
                    Account Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.













                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus ("outstanding Class A shares"), for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.












                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or













                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Ivy Growth Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,
                    Ivy Bond Fund, Ivy Canada Fund, Mackenzie California
          Municipal
                    Fund, Mackenzie National Municipal Fund, Mackenzie New
          York
                    Municipal Fund ("Table 1 Funds"):












                                                            Contingent
          Deferred Sales
                                                            Charge as a
          Percentage of
                                                            Dollar Amount
          Subject to
                              Year Since Purchase           Charge

                              First                                   5%
                              Second                                  4%












                              Third                                   3%
                              Fourth                                  3%
                              Fifth                                   2%
                              Sixth                                   1%
                              Seventh and thereafter                  0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Ivy Short-Term Bond
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund ("Table 2 Funds"):

                                                            Contingent
          Deferred Sales
                                                            Charge as a
          Percentage of
                                                            Dollar Amount
          Subject to
                              Year Since Purchase           Charge

                              First                                   3%
                              Second                                  2.5%
                              Third                                   2%
                              Fourth                                  1.5%
                              Fifth                                   1%
                              Sixth and thereafter                    0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2.5% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all the shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can be legally made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such noticed is required by SEC rules.  See
          "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund will result in a taxable gain or loss.
                    Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
                    "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT













                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account.  See the Account Application in the Fund's
          Prospectus.
                    Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least
          $50,000 in
                    Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the
                    Letter of Intent will be back dated. A shareholder may include the value (at the applicable offering price) of all Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Fund, Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy International Bond Fund, Ivy Short-Term Bond Fund, Ivy
                    Canada Fund, Ivy Bond Fund, Mackenzie National
          Municipal Fund,
                    Mackenzie Florida Limited Term Municipal Fund, Mackenzie Limited
                    Term Municipal Fund, Mackenzie California Municipal
          Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the
                    Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A
                    Letter of Intent does not obligate the investor to buy or the












                    Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie
                    Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and
                    subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee           no fee
                         Retirement Plan Annual Maintenance Fee    $10.00
          per account

                    For shareholders whose retirement accounts are diversified across several funds of the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.














                         The following discussion describes the tax treatment of
                    certain tax-deferred retirement plans under current
          Federal
                    income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
          Fund may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMI, who may impose a charge for establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a Fund that primarily distribute exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of one spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse,












                    if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and
                    $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated benefi-
                    ciary, if any, or rolled over into another IRA.
          Distributions
                    must begin to be withdrawn not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distribu-
                    tions will result in the imposition of a 50% non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

                         QUALIFIED PLANS: For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial
          Agreement.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.













                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed
                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;












                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The Transfer Agent will furnish custodial services to the
                    employer and any participating employees.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Trust in conjunction with such an arrangement. The sales charge for purchases of less than $10,000 of Class A shares is set forth under "403(b)(7)
                    Retirement Plans" in the Fund's Prospectus. Sales charges for purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales Charge Alternative
          --
                    Class A Shares" in the Prospectus. The special application for a












                    403(b)(7) Account is available from Mackenzie
          Investment
                    Management Inc. ("MIMI").

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes disabled;
                    (3) uses the withdrawal to pay tax-deductible medical expenses;
                    (4) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolls over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by












                    MIISC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charges applies to any investment of $50,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative -- Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension,












                    profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). It is also applicable to current purchases of all of the funds in the Ivy












                    Mackenzie Funds (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy China Region Fund, Ivy
          Latin
                    America Strategy Fund, Ivy New Century Fund, Ivy
          International
                    Bond Fund, Ivy International Fund, Ivy Bond Fund, Ivy Short-Term
                    Bond Fund, Ivy Canada Fund, Mackenzie National
          Municipal Fund,
                    Mackenzie California Municipal Fund, Mackenzie Florida
          Limited
                    Term Municipal Fund, Mackenzie Limited Term Municipal Fund and,
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for the Fund, Ivy
          Growth
                    Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
                    International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund and Ivy Canada Fund; $100,000
                    or more for International Bond Fund, Ivy Bond Fund,
          Mackenzie
                    National Municipal Fund, Mackenzie California Municipal Fund and
                    Mackenzie New York Municipal Fund; or $25,000 or more for
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund; or $1,000,000 or more for Ivy Short-
                    Term Bond Fund.

                         At the time an investment takes place, MIISC must be
                    notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him or her. To be eligible, a shareholder must have at least
                    $5,000 in the shareholder's account. A Withdrawal Plan may not be established if the investor is currently participating in the
                    Automatic Investment Method. A Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under a Withdrawal Plan is a taxable event.
                    Investors contemplating participation in a Withdrawal Plan should consult their tax advisers.

                         Additional investments made by investors participating in a












                    Withdrawal Plan must equal at least $1,000 each while the













                    Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or contingent deferred sales charges.

                         An investor may terminate his or her participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, participation in the Withdrawal Plan will terminate
                    automatically. The Trust or MIISC may terminate the Withdrawal
                    Plan option at any time after reasonable notice to shareholders.

                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the pur-
                    chase and sale of the Fund's portfolio securities. All portfolio transactions are effected at the best price and execution
                    obtainable. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that better price and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in the placing of brokerage business. The types of research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         During the fiscal years ended June 30, 1992, June 30, 1993, and June 30, 1994, the Fund paid brokerage commissions of
                    $32,493, $31,789, and $58,828, respectively.  During
          the six-
                    month period ended December 31, 1994, the Fund paid brokerage commissions of $43,367.

                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:












                                             POSITION













                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);













                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy























                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                              (1993-present);
          Director
                                                            and President
          of
                                                            Mackenzie Ivy
          Funds
                                                            Distribution,
          Inc. (1993-
                                                            1994); Chairman
          and
                                                            Director of
          Mackenzie Ivy
                                                            Funds
          Distribution, Inc.
                                                            (1994-present);
          Director
                                                            and President
          of The
                                                            Mackenzie Funds
          Inc.
                                                            (1987-1995);
          Trustee and
                                                            President of
          Mackenzie
                                                            Series Trust
          (1987-
                                                            present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee












                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging























                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of













                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior























                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).













                         As of March 31, 1995, the Officers and Trustees of the Trust
                    as a group owned 3.18% of the outstanding Class A shares of the
                    Fund and none of the outstanding Class B shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.

























                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION       FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                    (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                    (Trustee)

                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                    (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                    (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                    (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000












                     Silverman
                    (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                    (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)













                                 INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") currently provides business
                    management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the
                    "Agreement"). Until January 31, 1995 MIMI served as the
                    investment adviser to the Fund, which until January 31, 1995 was a series of The Mackenzie Funds Inc. (the "Company"). On January
                    31, 1995, MIMI's interest in the Agreement was assigned by MIMI to IMI, which is a wholly owned subsidiary of MIMI.
          The
                    provisions of the Agreement remain unchanged by IMI's succession to MIMI thereunder. The Management Agreement was initially approved on September 29, 1994 by the Trust's Board of Trustees
                    including a majority of the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have a direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees"). The Agreement was
                    approved by the sole shareholder of the Fund on January 27, 1995.
                    IMI is a wholly owned subsidiary of MIMI. MIMI is a subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor
          Street
                    West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on
                    The Toronto Stock Exchange.  MFC is registered in
          Ontario as a
                    mutual fund dealer and advises Ivy Canada Fund. IMI currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:
          the Fund,
                    Ivy Growth Fund, Ivy Emerging Growth Fund, Ivy Growth with Income
                    Fund, Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy
                    New Century Fund, Ivy International Fund, Ivy Bond
          Fund, Ivy
                    International Bond Fund, Ivy Short-Term Bond Fund and Ivy Money
                    Market Fund; and acts as investment manager to Ivy Canada Fund.

                         The Agreement obligates IMI to make investments for the
                    accounts of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's Prospectus, the 1940 Act and the provisions of the
                    Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the












                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
                    capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit
                    IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to the
                    Trust, after approval by the Trust may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory agencies.

                         The Fund pays IMI a monthly fee for providing business
                    management and investment advisory services at an annual rate of
                    1.00% of the first $500 million of its average daily net assets, reduced to 0.75% on average daily net assets over $500 million.
                    During the fiscal years ended June 30, 1992, 1993 and 1994 and the six-month period ended December 31, 1994, MIMI, as the investment adviser to the Fund when it was a series of the
                    Company, received fees of $54,360, $104,015, $155,540,
          and
                    $107,966, respectively, from the Fund.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year (other than interest, taxes, distribution
                    expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraor-
                    dinary expenses including, without limitation, litigation and indemnification expenses) exceed the permissible limits appli-
                    cable to the Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses.
          At the
                    present time, the most restrictive state expense limitation provision limits the Fund's annual expenses to 2.5% of the first












                    $30 million of its average daily net assets, 2.0% of the next $70 million and 1.5% of its average daily net assets over
          $100
                    million. In addition, IMI may voluntarily reimburse the Fund's expenses. Voluntary expense reimbursements for the Fund for the fiscal year ended June 30, 1994 were $34,779.

                         On September 29, 1994, the Trustees of the Trust, including a majority of the Independent Trustees, voted to approve the












                    Agreement for the Fund. The Agreement will continue in effect with respect to the Fund from year to year only so long as the continuance is specifically approved at least annually
          (i) by the
                    vote of a majority of the Independent Trustees and (ii) either
                    (a) by the vote of a majority of the outstanding voting securi-
                    ties (as defined in the 1940 Act) of the Fund or (b) by the vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreements (or adoption of any new agree-
                    ment) is presented to shareholders, continuance (or adoption)
                    shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See
                    "Capitalization and Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days'
                    written notice to IMI, or by IMI on 60 days' written notice to the Trust. The Agreement shall terminate automatically in the event of its assignment.
                    DISTRIBUTION SERVICES

                         MIFDI, a wholly owned subsidiary of MIMI, serves as the
                    exclusive distributor of the Fund's shares pursuant to a
                    Distribution Agreement with the Trust. MIFDI is not obligated to sell any specific amount of Fund shares. During the fiscal years ended June 30, 1992, and June 30, 1993, and the three months ended September 30, 1993, MIMI, which at that time was the Fund's distributor, received from sales of Class A 1[Shares of the Fund outstanding as of March 31, 1994 were designated Class A shares of the Fund.] shares of the Fund $171,238, $192,128 and $57,279, respectively, in sales commissions, of which $37,624, $35,500 and
                    $8,869, respectively, was retained after dealers' reallowances.
                    During the nine months ended June 30, 1994, and the period from
                    July 1, 1994 through December 31, 1994, MIFDI received commissions of $166,539 and $96,349, respectively, from sales of
                    Class A shares of the Fund, of which $25,240 and $16,508,
                    respectively, was retained after dealers' reallowances.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current Prospectus, and the net asset value on which such price is based. Out of such commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time. Furthermore, MIFDI is entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's
                    Prospectus. MIFDI may reallow all or a portion of the contingent deferred sales charge to dealers as MIFDI may determine from time to time. During the period April 1, 1994 (commencement of sales of Class B shares) to December 31, 1994, MIFDI received no contingent deferred sales charges on redemptions of Class B shares of the Fund.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)













                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan," collectively, the "Plans"). In adopting each Plan, a majority of the Independent Trustees have concluded in conformity with the requirements of the 1940 Act that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plans should result in greater sales and/or fewer redemptions of Fund shares, although it is impossible to know for certain the level of sales and redemptions of Fund shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the Fund's Plans, service fee payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The
                    Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may reallow all or a portion of the













                    service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.
                    Pursuant to the Class B Plan, MIFDI may include interest,
                    carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant
                    to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the























                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. MIFDI also may make payments (such as the service fee payments described above)
                    to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period.
          However, no
                    such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         During the period from October 1, 1993 to June 30, 1994 and the period from July 1, 1994 through December 31, 1994, the Fund paid MIFDI $30,665 and $24,936, respectively, pursuant to the
                    Class A plan. During the period from April 1, 1994 (the date on which Class B shares of the Fund were first offered to the public) to June 30, 1994 and the period from July 1, 1994 through
                    December 31, 1994, the Fund paid MIFDI $434 and $8,224, respectively, pursuant to the Class B plan.













                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review. During the period from October 1, 1993 to June 30, 1994, MIFDI expended the
                    following amounts in marketing Class A shares of the
          Fund:
                    advertising, $870; printing and mailing of prospectuses to persons other than current shareholders, $24,820; compensation to dealers, $9,312; compensation to sales personnel, $20,852;
                    seminars and meetings, $2,328; travel and entertainment, $5,939;
                    general and administrative, $8,722; telephone, $838;
          and
                    occupancy and equipment rental, $1,810.

                         During the period from July 1, 1994 to December
          31, 1994,
                    MIFDI expended the following amounts in marketing Class A shares of the Fund: advertising, $883; printing and mailing of
                    prospectuses to persons other than current shareholders, $19,070;
                    compensation to dealers, $15,749; compensation to sales personnel, $15,795; seminars and meetings, $3,937;
          travel and
                    entertainment, $4,505; general and administrative,
          $6,270;
                    telephone,
                    $584; and occupancy and equipment rental, $1,363.

                         During the period from April 1, 1994 (the date on which
                    Class B shares of the Fund were first offered for sale to the public) to June 30, 1994, MIFDI expended the following amounts in marketing Class B shares of the Fund: advertising, $10; printing and mailing of prospectuses to persons other than current
                    shareholders, $279; compensation to dealers, $105; compensation to sales personnel, $235; seminars and meetings, $26; travel and entertainment, $67; general and administrative, $98; telephone,
                    $9; and occupancy and equipment rental, $20.

                         During the period from July 1, 1994 to December
          31, 1994,
                    MIFDI expended the following amounts in marketing Class B shares of the Fund: advertising, $73; printing and mailing of prospectuses to persons other than current shareholders, $1,572;
                    compensation to dealers, $1,299; compensation to sales personnel,
                    $1,302; seminars and meetings, $325; travel and entertainment,
                    $372; general and administrative, $517; telephone, $48;
          and
                    occupancy and equipment rental, $112.

                         Each Plan may be amended at any time with respect to the
                    class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN

                         Brown Brothers Harriman & Co., a private bank and member of the principal securities exchanges, located at 40 Water Street,
                    Boston, Massachusetts 02109 (the "Custodian"), has been retained to act as the Trust's Custodian for assets of the Fund held in the United States. Rules adopted under the 1940 Act permit the
                    Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories.
                    Pursuant to those rules, Brown Brothers Harriman & Co.
          has
                    entered into subcustodial agreements for the holding of the
                    Fund's foreign securities. Brown Brothers may receive, as
                    partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for the Fund.
                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10
          million
                    and under; $2,500 when net assets are over $10 million
          to $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million. For the period from July 16, 1991 through June 30, 1992 and for the fiscal years ended June 30, 1993 and 1994, the Fund paid MIMI
                    $11,623, $25,612 and $31,448, respectively, under the
          agreement.
                    For the period from July 1, 1994 through December 31, 1994, the
                    Fund paid MIMI $15,957.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.00 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the six months ended December 31, 1994 totalled $20,960.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees for the six months ended December 31, 1994 totalled $10,797.

                    AUDITORS














                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P., include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation of the Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         The Fund results from a reorganization of Mackenzie Global
                    Fund, which reorganization was approved by shareholders on
                    January 27, 1995. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable.
                    No class of shares of the Fund has preemptive rights or subscription rights.

                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.













                    The Trustees have further authorized the issuance of Classes A and B for the Fund, Ivy Growth Fund, Ivy Emerging
          Growth Fund,
                    Ivy Growth with Income Fund, Ivy Money Market Fund, Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy International Fund, Ivy Canada Fund, Ivy Bond Fund, Ivy
                    International Bond Fund and Ivy Short-Term Bond Fund, as well as
                    Class I for Ivy International Fund, Ivy Bond Fund and Ivy Short-
                    Term Bond Fund. In addition, the Trustees have authorized an additional class, Class C, for Ivy Growth with Income Fund issued only to shareholders of Mackenzie Growth & Income Fund, a former series of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public.

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so.
                    Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).
                    On matters affecting only the Fund, only the shareholders of the
                    Fund are entitled to vote. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Prospectus, the phrase "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust)
                    present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the























                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose.
                    The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if
                    requested in writing to do so by the holders of not less than 10%
                    of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31, 1995, no
                    shareholder owned beneficially or of record 5% or more of the
                    Fund's outstanding Class A or Class B shares, except that of the outstanding Class B shares of the Fund, First Alabama (custodian)
                    FBO J. Martin, P.O. Box 216, Pelham, Alabama 35124, owned of record 18,507.893 shares (6.53%) and Donaldson, Lufkin Jenrette
                    Securities Corporation, Inc., P.O. Box 2052, Jersey
          City, New
                    Jersey 07303, owned of record 15,402.000 shares
          (5.44%).












                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts.
          A
                    security listed or traded on a recognized stock exchange or
                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and net asset value per
                    share is determined as of the close of regular trading on the
                    Exchange (normally 4:00 p.m., eastern time), every Monday through
                    Friday (exclusive of national business holidays).  The
          Trust's
                    offices will be closed, and net asset value will not be calculated, on the following national business holidays:  New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.

                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may












                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's Portfolio turnover rate for the six-month period ended December 31, 1994 (annualized) and for the fiscal years ended June 30, 1994 and 1993 was 23%, 85% and 67%,
          respectively.
                    A Portfolio turnover rate that exceeds 100% usually involves correspondingly higher brokerage commissions and other transaction costs, which are borne directly by the
          Fund.  In
                    addition, net short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.

                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange is closed
          (other than
                    customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than
                    $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect,












                    if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.
                    The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
                    The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
                    additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
                    transmit the redemption in value thereof to the shareholder.
                    However, those shareholders who are investing pursuant to the
                    Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months' notice by the
          Trust before
                    such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must























                    "rollover" any sum so redeemed into another qualified plan within
                    60 days. The Trustees of the Trust may change the minimum
                    account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such instructions, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund,












                    based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period
                    required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class
          B shares
                    were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of
                    Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                         The Fund intends to be taxed as a regulated investment
                    company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government













                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year, (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the












                    Fund intends to make distributions in accordance with the
                    calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the
                    distributions are received.

                    OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

                         Some of the options, futures and foreign currency
          forward
                    contracts in which the Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code)
                    are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.













                         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund
                    are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.













                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                    CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


                         Gains or losses attributable to fluctuations in exchange
                    rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.
          These
                    gains and losses, referred to under the Code as "section 988"
                    gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

                    INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

                         The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is
                    classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross
                    income is investment-type income. If the Fund receives a so-
                    called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess
                    distribution, whether or not the corresponding income is
                    distributed by the Fund to shareholders. In general, under the
                    PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the
                    PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.
                    Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC shares held by the Fund.

                    DEBT SECURITIES ACQUIRED AT A DISCOUNT

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.












                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.












                    DISTRIBUTIONS

                         Distributions of investment company taxable income are
                    taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate
                    shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term
                    capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction.
                    Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date.












                    A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.
                    Shareholders will be notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                    DISPOSITION OF SHARES

                         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be
                    treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
          30 days
                    after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies
                    where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

                    FOREIGN WITHHOLDING TAXES

                         Income received by the Fund from sources within a foreign
                    country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-
                    through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income
          (in
                    addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the
                    Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.












                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his or her total foreign source taxable income.
                    For this purpose, if the Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.












                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                    BACKUP WITHHOLDING

                         The Fund will be required to report to the Internal Revenue
                    Service ("IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of
                    31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced
                    by the amounts required to be withheld.

                         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
                    This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders.












                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an
                    investment in the Fund.


                                         PERFORMANCE INFORMATION

                         Comparisons of the Fund's performance may be made with












                    respect to various unmanaged indices (including the Toronto Stock
                    Exchange 300, S&P 100, S&P 500, Dow Jones Industrial Average and
                    Major Market Index) which assume reinvestment of dividends, but do not reflect deductions for administrative and management costs.  The Fund also may be compared to Lipper's
          Analytical
                    Reports, reports produced by a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or to Wiesenberger Reports.
          Lipper
                    Analytical Services does not include sales charges in computing performance. Further information on comparisons is contained in the prospectus for the Fund. Performance rankings will be based on historical information and are not intended to indicate future performance.

                         In addition, the Trust may, from time to time, include the average annual total return and the cumulative total return of shares of the Fund in advertisements, promotional literature or reports to shareholders or prospective investors.

                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Quotations of
                    standardized average annual total return ("Standardized Return")
                    for a specific Class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                                   P(1 + T){superscript n} = ERV

                    Where:         P    =    a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specific Class

                                   T    =    the average annual total
          return of
                                             shares of that Class

                                   n    =    the number of years

                                   ERV  =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the
                                             beginning of the period.

                         For purposes of the above computation for the
          Fund, it is
                    assumed that all dividends and capital gains
          distributions made
                    by the Fund are reinvested at net asset value in
          additional
                    shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares, the maximum 5.75% sales charge is deducted from the initial
          $1,000













                    payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Funds do not take into account any required payments for federal or state income taxes. Standardized Return quotations for Class B shares for periods of over eight years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized Return quotations are determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class
          A and
                    Class B shares of the Fund for the periods indicated.[#]

                                          STANDARDIZED
          NON-STANDARDIZED
                                           RETURN[1]
          RETURN[2]












                                    CLASS A[3]   CLASS B[*]   CLASS A[3]
          CLASS B

                    One year ended
                      December 31,
                      1994:         (10.09%)[4]  N/A[*]       (4.60%)[7]
          N/A[*]

                    Five years ended
                      December 31,
                      1994:         N/A          N/A[*]       N/A
          N/A[*]

                    Inception[**] to
                      December 31,
                      1994:[10]     6.99%[5]     (6.66%)[6]   8.71%[8]
          (1.74%)[9]

                    _________________________

                         [1] The Standardized Return figures for Class A shares
                              reflect the deduction of the maximum initial sales
                              charge of 5.75%. The Standardized Return figures for
                              Class B shares reflect the deduction of the applicable
                              contingent deferred sales charge imposed on a redemption of Class B shares held for the period.

                         [2] The Non-Standardized Return figures do not reflect the deduction of any initial or contingent
          deferred sales
                              charge.

                         [3]  Shares of the Fund outstanding as of March
          31, 1994
                              were redesignated as "Class A" shares of the Fund.

                         [4] The Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the
                              Standardized Return would have been (10.24%).

                         [5] The Standardized Return figure reflects expense























                              reimbursement.  Without expense
          reimbursement, the
                              Standardized Return would have been 5.74%.

                         [6] The Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the
                              Standardized Return would have been (6.71%).

                         [7] The Non-Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the Non-
                              Standardized Return would have been (4.76%).

                         [8] The Non-Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the Non-
                              Standardized Return would have been 7.45%.

                         [9] The Non-Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the Non-
                              Standardized Return would have been (1.80%)

                         [10] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                         [#] Until December 31, 1994, Mackenzie Investment Management Inc. served as investment adviser to the
                              Fund, which until that date was a series of The
                              Mackenzie Funds Inc.

                         [*]  Standardized and Non-Standardized Total
          Return figures
                              are not presented for Class B shares because no Class B
                              shares were outstanding during the time
          periods












                              indicated.

                         [**] The inception date for the Fund (and Class A shares of the Fund) was April 18, 1991; the inception date for
                              Class B shares of the Fund was April 1, 1994.

                         In determining the average annual total return for a
                    specific Class of shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The foregoing computation methods are prescribed for
                    advertising and other communications subject to SEC
          Rule 482.
                    Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

























                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):

                                   C = (ERV/P) - 1

                    Where:         C    =    cumulative total return

                                   P    =    a hypothetical initial
          investment of
                                             $1,000 to purchase shares of a
          specific
                                             Class

                                   ERV  =    ending redeemable value:  ERV
          is the
                                             value, at the end of the
          applicable
                                             period, of a hypothetical
          $1,000
                                             investment made at the
          beginning of the
                                             applicable period.

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated[#], assuming the maximum 5.75% sales charge has been assessed.

                                             CUMULATIVE TOTAL RETURN FOR
                                             PERIOD ENDED DECEMBER 31, 1994

                                             One Year    Since Inception












                    Class A                  (10.09%)    28.48%

                    Class B                  N/A*        (6.66%)

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has not been assessed.






















                                             CUMULATIVE TOTAL RETURN FOR
                                             PERIOD ENDED DECEMBER 31, 1994

                                             One Year  Since Inception

                    Class A                  (4.60%)      36.32%

                    Class B                  N/A*         (1.74%)


                    ___________________________

                    [#]  Until December 31, 1994, Mackenzie Investment
          Management
                         Inc. served as investment adviser to the Fund which until
                         that date was a series of The Mackenzie Funds Inc.


                    [*] Cumulative total return quotations are not presented for












                         Class B shares because no Class B shares were outstanding
                         during the time periods indicated.


                         Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the
                    Fund's portfolio and operating expenses of the Fund.
          These
                    factors and possible differences in the methods used in calculating performance quotations should be considered when
                    comparing performance information regarding the Fund's shares with information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.

                         The Fund may also cite endorsements or use for comparison
                    its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII
                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director












                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.













                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended June 30, 1994 and for the six-month period ended December 31, 1994, the
                    Statement of Changes in Net Assets for the six-month period ended
                    December 31, 1994 and the fiscal years ended June 30, 1994 and
                    June 30, 1993, Financial Highlights, the Notes to
          Financial
                    Statements, and Report of Independent Accountants are included in the Fund's December 31, 1994 Semi-Annual Report to shareholders and June 30, 1994 Annual Report to shareholders, which are incorporated by reference into this SAI. Copies of the Fund's
                    December 31, 1994 Semi-Annual Report to Shareholders and this SAI may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number provided on the cover of this SAI.




























































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS













                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]


                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest













                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,












                    these are outweighed by large uncertainties or exposures to adverse conditions.  Debt rated BB has less near-term













                    vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.














                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.
























                                             IVY GROWTH FUND

                                               A SERIES OF

                                                 IVY FUND
                                        VIA MIZNER FINANCIAL PLAZA
                                   700 SOUTH FEDERAL HIGHWAY, SUITE 300
                                        BOCA RATON, FLORIDA  33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)

          ________________________________________________________________




                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of these portfolios, Ivy Growth Fund (the
                    "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        798 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")












                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 456-5111





















                                            TABLE OF CONTENTS

              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. Government Securities
                         Warrants
                         American Depository Receipts (ADRs)
                         Forward Foreign Currency Contracts
                         Foreign Securities
                         Foreign Currencies
                         Options Transactions
                              General
                              Writing Options on Individual Securities
                              Purchasing Options on Individual Securities
                              Purchasing and Writing Options on Stock
          Indices
                              Risks of Options Transactions
                         Stock Index Futures Contracts
                              Risks of Stock Index Futures
                              Combined Transactions

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         Automatic Investment Method
                         Exchange of Shares












                              Initial Sales Charge Shares
                              Contingent Deferred Sales Charge Shares
                         Letter of Intent
                         Retirement Plans
                              Individual Retirement Accounts (IRAs)
                              Qualified Plans
                              Deferred Compensation for Public Schools and
                                   Charitable Organizations ("403(b)(7)
                                   Account")
                              Simplified Employee Pension ("SEP") IRAs
                         Reinvestment Privilege
                         Rights of Accumulation
                         Systematic Withdrawal Plan
                         Group Systematic Investment Program

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         Personal Investments by Employees of IMI




















                    INVESTMENT ADVISORY AND OTHER SERVICES
                         Business Management and Investment Advisory
          Services
                         Distribution Services
                         Custodian
                         Fund Accounting Services
                         Transfer Agent and Dividend Paying Agent
                         Administrator
                         Auditors

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER












                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         General
                         Options, Futures and Foreign Currency Forward
          Contracts
                         Currency Fluctuations -- "Section 988" Gains or
          Losses
                         Investment in Passive Foreign Investment Companies Debt Securities Acquired at a Discount
                         Distributions
                         Disposition of Shares
                         Foreign Withholding Taxes
                         Backup Withholding
                         Other

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN
                         Average Annual Total Return Quotations
                         Cumulative Total Return
                         Other Quotations, Comparisons and General
          Information

                    FINANCIAL STATEMENTS

                    APPENDIX A
                         DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
          CORPORATE BOND
                         AND COMMERCIAL PAPER RATINGS



































                                    INVESTMENT OBJECTIVES AND POLICIES

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds)
                    and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the
                    U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the












                    Fund will lose its entire investment in such warrant.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While the Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-
                    ties or other assets denominated in that currency. Further, the
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government securities or other high-grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or,












                    prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    FOREIGN SECURITIES

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under "Foreign
                    Securities" under the caption "How the Fund Seeks to Achieve Its
                    Investment Goals" and under "Risk Factors," which are not
                    typically associated with investing in United States securities and which may affect the Fund's performance favorably or
                    unfavorably.

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to
                    subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock
                    dividends or other matters which may affect the prices of
                    portfolio securities.  Communications between the
          United States
                    and foreign countries may be less reliable than within the United
                    States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                    INVESTING IN EMERGING MARKETS













                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although























                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities,













                    including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even
                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund
          Shareholders.












                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.












                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may
                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the
                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.
                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the












                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment
                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.

                    OPTIONS TRANSACTIONS

                         GENERAL.   The Fund may engage in transactions in
          options on
                    securities and stock indices in accordance with the Fund's stated
                    investment objectives and policies.  The Fund may sell
          (write)
                    covered call options on securities owned by the Fund with respect to not more than 25% of the Fund's net assets (although it is not currently contemplated that the Fund will write such options on more than 5% of its assets). The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets (such OTC options together with any other illiquid securities shall not be in an amount exceeding 10% of the Fund's assets). The Fund will not purchase put and call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time
                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the












                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater)
                    than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for












                    Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)
                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires
                    unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In
                    contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When the
                    Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

                         WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. The Fund may also write












                    covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where IMI does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

                         The Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned
                    by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The
                    Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

                         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is
                    exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from
                    increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The
          Fund, as
                    the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.
                    In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase
                    of put options will not be used by the Fund for leverage
                    purposes.













                         The Fund may also purchase a put option on an underlying
                    security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                         The Fund will purchase put options only to the extent
                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of the Fund to purchase options.  The Fund may write
          (sell) put
                    options on individual securities only to effect a "closing sale transaction."

                         PURCHASING AND WRITING OPTIONS ON STOCK INDICES.
          The Fund
                    may purchase and sell (write) put and call options on stock indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
          Options on
                    stock indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on
                    different indices have different multipliers.

                         When the Fund writes a call or put option on a stock index, the option is "covered," in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high-grade debt securities equal to the contract value.
          A call
                    option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the
                    Custodian the difference in cash, U.S. Government securities or other high-grade debt securities. A put option is also "secured"
                    if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or
          (ii) less
                    than the exercise price of the put written, provided that the












                    Fund maintains in a segregated account with the Custodian the difference in cash, U.S. Government securities or other high-
                    grade debt securities.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or
                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist
                    when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed
                    on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.















                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    STOCK INDEX FUTURES CONTRACTS

                         The Fund may enter into stock index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

                         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the
                    Standard & Poor's Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the
                    New York Stock Exchange. The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000
                    (500 units x $150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the
                    S&P 500 Index at a specified future date at a contract price of
                    $150 and the S&P 500 Index is at $154 on that future date, the
                    Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

                         RISKS OF STOCK INDEX FUTURES. The Fund's success in using
                    hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of
                    individual stocks.

                         The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index futures (and therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.












                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

                         Although the Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a
                    position, and it may have to liquidate other investments to meet its cash needs.

                         Although some stock index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an













                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         The Fund will only enter into stock index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging"
                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing a stock index futures contract, the Fund
                    will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high-grade debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling a stock index futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis)
                    liquid assets that, when added to the amounts deposited with an
                    FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.


                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objectives, as set forth in the
                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority (as defined by the Investment
                    Company Act of 1940, as amended (the "1940 Act")) of the
                    outstanding voting shares of the Fund. Under these restrictions, the Fund may not:












                         (i) borrow money, except for temporary purposes where
                               investment transactions might advantageously require
                               it. Any such loan may not be for a period in excess
                               of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed
          10% of
                               the value of the total assets of the Fund at the time
                               any such loan is made;

                         (ii)  purchase securities on margin;

                        (iii)  sell securities short;













                         (iv) lend any funds or other assets, except that this
                               restriction shall not prohibit (a) the entry into
                               repurchase agreements or (b) the purchase of publicly
                               distributed bonds, debentures and other
          securities of
                               a similar type, or privately placed
          municipal or
                               corporate bonds, debentures and other
          securities of a
                               type customarily purchased by institutional investors
                               or publicly traded in the securities
          markets;

                         (v) participate in an underwriting or selling group in
                               connection with the public distribution of securities
                               except for its own capital stock;

                         (vi) purchase from or sell to any of its officers or
                               trustees, or firms of which any of them are members or
                               which they control, any securities (other than capital
                               stock of the Fund), but such persons or
          firms may act
                               as brokers for the Fund for customary
          commissions to
                               the extent permitted by the 1940 Act;

                        (vii) purchase or sell real estate or commodities and
                               commodity contracts;

                       (viii)  make an investment in securities of
          companies in any
                               one industry (except obligations of domestic banks or
                               the U.S. Government, its agencies,
          authorities, or
                               instrumentalities) if such investment would cause
                               investments in such industry to exceed 25% of the
                               market value of the Fund's total assets at the time of
                               such investment;














                         (ix)  issue senior securities, except as
          appropriate to
                               evidence indebtedness which it is permitted to incur,
                               and except to the extent that shares of the separate
                               classes or series of the Trust may be deemed to be
                               senior securities; provided that collateral arrangements with respect to currency-related
                               contracts, futures contracts, options or other
                               permitted investments, including deposits of initial
                               and variation margin, are not considered to be the
                               issuance of senior securities for purposes of this
                               restriction;












                         (x)   invest more than 5% of the value of its
          total assets
                               in the securities of any one issuer (except obligations of domestic banks or the U.S.
          Government,
                               its agencies, authorities and
          instrumentalities);

                         (xi) hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the
                               U.S. Government, its agencies, authorities and
                               instrumentalities); or

                        (xii)  purchase the securities of any other
          open-end
                               investment company, except as part of a plan of merger
                               or consolidation.













                         Under the 1940 Act, the Fund is permitted, subject to the
                    above investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (vii) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.


                                         ADDITIONAL RESTRICTIONS

                         Unless otherwise indicated, the Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, the Fund may not:

                         (i) invest in oil, gas or other mineral leases or
                               exploration or development programs;

                         (ii) engage in the purchase and sale of puts, calls,
                               straddles or spreads (except to the extent described
                               in the Prospectus and in this SAI);

                        (iii)  invest in companies for the purpose of
          exercising
                               control of management;

                         (iv) invest more than 5% of its total assets in warrants,
                               valued at the lower of cost or market, or more than 2%
                               of its total assets in warrants, so valued, which are
                               not listed on either the New York or
          American Stock
                               Exchanges;












                         (v)   invest more than 5% of the value of its
          total assets
                               in the securities of unseasoned issuers, including
                               their predecessors, which have been in
          operation for
                               less than three years;













                         (vi)  invest more than 5% of the value of its
          total assets
                               in the securities of issuers which are not readily
                               marketable; or

                        (vii) purchase any security which it is restricted from
                               selling to the public without registration under the
                               Securities Act of 1933.

                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control will not be considered a violation.

                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, the Fund
                    may purchase and sell OTC options on stock indices if
          (a)
                    exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and (c) the broker-dealers with whom the Fund enters into such transactions have a minimum net worth of $20 million.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this Statement of Additional Information.
          These
                    funds are: Ivy Growth with Income Fund, Ivy Emerging Growth Fund,
                    Ivy International Fund, Ivy Bond Fund, Ivy
          International Bond
                    Fund, Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy
                    New Century Fund, Ivy Money Market Fund, Ivy Canada
          Fund, Ivy
                    Global Fund and Ivy Short-Term Bond Fund, the other twelve series of Ivy Fund; Mackenzie California Municipal Fund,
          Mackenzie
                    Florida Limited Term Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund, Mackenzie National Municipal Fund and Mackenzie













                    New York Municipal Fund, the five series of Mackenzie
          Series
                    Trust (collectively, with the Fund, the "Ivy Mackenzie Funds").
                    Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.












                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt of telephone instructions by Mackenzie Ivy Investor
                    Services Corp. ("MIISC") or written notice to MIISC from the investor.  See "Automatic Investment Method" in the New
          Account
                    Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Mackenzie and
                    Ivy Funds. Before effecting an exchange, shareholders of the
                    Fund should obtain and read the currently effective prospectus for the Mackenzie or Ivy Fund into which the exchange is to be made.












                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Mackenzie or Ivy Fund (or for shares of another Mackenzie or Ivy Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus, ("outstanding Class A shares") for Class A shares of another Mackenzie or Ivy Fund (or for shares of another Mackenzie or Ivy Fund that currently offers only a single class of shares)
                    ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of the Fund exercising the exchange privilege will
                    continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such












                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.













                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Mackenzie or Ivy Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the
                    Mackenzie or Ivy Fund from which the exchange was made.


                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Mackenzie or Ivy Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Mackenzie or Ivy Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Mackenzie or Ivy Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Mackenzie California
                    Municipal Fund, Mackenzie National Municipal Fund, Mackenzie New
                    York Municipal Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Bond
                    Fund,Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
                    International Fund, Ivy International Bond Fund, Ivy
          Latin
                    America Strategy Fund, Ivy New Century Fund and Ivy China Region
                    Fund ("Table 1 Funds"):





























                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              5%
                         Second                             4%
                         Third                              3%
                         Fourth                             3%
                         Fifth                              2%
                         Sixth                              1%
                         Seventh and thereafter             0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Ivy Short-Term Bond
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund ("Table 2 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              3%
                         Second                             2-1/2%
                         Third                              2%
                         Fourth                             1-1/2%
                         Fifth                              1%
                         Sixth and thereafter               0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.













                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1

























                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2-1/2% contingent deferred sales charge that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by
                    "tacking" the two year holding period of the outstanding Class B shares onto the three year holding period of the new
          Class B
                    shares, the investor will be deemed to have held the new Class B shares for five years.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can legally be made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.
















                    LETTER OF INTENT













                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the New Account Application in the Fund's Prospectus. Any investor may submit a Letter of Intent stating
                    that he or she will invest, over a period of 13 months, at least
                    $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may
                    include the value (at the applicable offering price) of all
                    Class A shares of the Fund, Ivy Growth with Income
          Fund, Ivy
                    Emerging Growth Fund, Ivy China Region Fund, Ivy
          International
                    Bond Fund, Ivy New Century Fund, Ivy Latin America Strategy Fund,
                    Ivy International Fund, Ivy Short-Term Bond Fund, Ivy Bond Fund,
                    Ivy Canada Fund, Ivy Global Fund, Mackenzie National
          Municipal
                    Fund, Mackenzie California Municipal Fund, Mackenzie Limited Term
                    Municipal Fund, Mackenzie Florida Limited Term Municipal Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the
                    Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A
                    Letter of Intent does not obligate the investor to buy or the
                    Fund to sell the indicated amount of Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares of the Fund may be purchased in connection with
                    several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
                    Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
                    Initial and subsequent purchase payments in connection with tax-
                    deferred retirement plans must be at least $25 per participant.























                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         No fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). Shares of the Trust
                    may be used as a funding medium for an Individual
          Retirement
                    Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account.
          Individuals
                    may wish to consult their tax advisers before investing
          IRA
                    assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of either spouse.
          Rollover
                    contributions are not subject to these limits.

























                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is no greater than a specified level
          ($40,000 for
                    married couples filing a joint return, $25,000 for single
                    individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active
                    participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not deductible in computing an individual's Federal income tax.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.

                         QUALIFIED PLANS. For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Retirement
          Plan.
























                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,00 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applied to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medial expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The transfer agent will furnish custodial services to the
                    employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(b)(7) ACCOUNT"). Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Fund in conjunction with such an arrangement. The sales charge for purchases of less than























                    $10,000 of Class A shares is set forth under "403(b)(7) Retirement Plans" in the Fund's Prospectus. Sales
          charges for
                    purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales Charge
          Alternative--Class A
                    Shares" in the Prospectus. The special application for a
                    403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS. An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE













                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by the transfer agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charge applies to any investment of
                    $50,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative--Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). (The reduced sales charge does not apply to purchases of Class A shares of the
                    Fund by 403(b)(7) retirement plan accounts.) The reduced sales charge is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy Money Market Fund)
                    by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth with Income
                    Fund, Ivy Emerging Growth Fund, Ivy China Region Fund,
          Ivy
                    International Fund, Ivy International Bond Fund, Ivy
          Latin
                    America Strategy Fund, Ivy New Century Fund, Ivy Bond, Fund, Ivy
                    Short-Term Bond Fund, Ivy Canada Fund, Ivy Global Fund, Mackenzie
                    National Municipal Fund, Mackenzie California Municipal
          Fund,
                    Mackenzie New York Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund and Mackenzie Florida Limited Term Municipal Fund
                    (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the
                    Class A shares being purchased, amounts to $50,000 or more for the Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund,
                    Ivy China Region Fund, Ivy International Fund, Ivy Latin America
                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,













                    Ivy Canada Fund, and Ivy Global Fund: $100,000 or more for Ivy
                    Bond Fund, Mackenzie National Municipal Fund, Mackenzie California Municipal Fund and Mackenzie New York
          Municipal Fund;
                    $25,000 or more for Mackenzie Florida Limited Term Municipal Fund and Mackenzie Limited Term Municipal Fund; or
          $1,000,000 or more
                    for Ivy Short-Term Bond Fund.

                         At the time an investment takes place, MIMI, in the case of a wire order, or MIISC, in the case of a direct mail remittance, must be notified by the investor or his dealer that the investment qualifies for the reduced charge on the basis of
                    previous investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the
                    Fund's records.

                    Systematic Withdrawal Plan

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. The
                    Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

























                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

                         Additional investments in the Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or
                    contingent deferred sales charges.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

                    Group Systematic Investment Program

                         Shares of the Fund may be purchased in connection with
                    investment programs established by employee or other groups using systematic payroll deductions or other systematic payment
                    arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
                    Unless shares of the Fund are purchased in conjunction with IRAs
                    (see "How to Purchase Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing,
                    Simplified Redemptions and other optional privileges, as
                    described in the Prospectus, to shareholders using group
                    systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust
                    reserves the right to change these fees from time to time without advance notice.
















                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the












                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the
          Fund for
                    such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in the placing of brokerage business. The types of research services provided may include general economic and industry data, and information on securities of specific
                    companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         During the fiscal years ended December 31, 1992,
          1993 and
                    1994, the Fund paid brokerage commissions of $914,146, $1,071,036 and $265,471 respectively. During the fiscal year ended December
                    31, 1992, the Fund paid brokerage fees of $700 to Brown Brothers.
                    During the fiscal year ended December 31, 1993, the Fund paid no brokerage fees. During the fiscal year ended December 31, 1994, the Fund paid no brokerage fees to Brown Brothers.

                         The Trust may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Trust will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IMI deems to be a desirable investment for the
                    Fund. While no minimum has been established, it is expected that the Trust will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for
                    valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.

                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).












                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

















                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-













                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);













                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]


















                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);












                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie












                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust












                                                          (1994-present);
          Treasurer












                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior












                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).














                         As of March 31, 1995, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding Class
          A and
                    Class B shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.





















































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                  PENSION OR
                                                  RETIREMENT
          TOTAL
                                                  BENEFITS     ESTIMATED
          COMPENSA-
                                     AGGREGATE    ACCRUED AS   ANNUAL
          TION FROM
                                     COMPENSA-    PART OF      BENEFITS
          TRUST
                    NAME,            TION         FUND         UPON
          PAID TO
                    POSITION         FROM TRUST   EXPENSES     RETIREMENT
          TRUSTEES

                    John S.          7,112        N/A          N/A
          7,112
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.          7,112        N/A          N/A
          7,112
                     Broyhill
                    (Trustee)













                    Frank W.         7,112        N/A          N/A
          7,112
                     DeFriece, Jr.
                    (Trustee)

                    Michael G.       - 0 -        N/A          N/A
          - 0 -
                     Landry
                    (Trustee and
                     President)

                    Michael R.       - 0 -        N/A          N/A
          - 0 -
                     Peers
                    (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.        7,112        N/A          N/A
          7,112
                     Rosenthal
                    (Trustee)

                    Richard N.       8,000        N/A          N/A
          8,000
                     Silverman
                    (Trustee)

                    J. Brendan       7,112        N/A          N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.         - 0 -        N/A          N/A
          - 0 -
                     Carlson
                    (Vice President)

                    C. William       - 0 -        N/A          N/A
          - 0 -
                     Ferris
                     (Secretary/
                     Treasurer)
























                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") provides business management
                    and investment advisory services to the Fund pursuant to a
                    Business Management and Investment Advisory Agreement with the
                    Trust (the "Agreement"), which was approved by shareholders of the Fund on December 30, 1991. Prior to approval by shareholders, the Agreement was approved on October 28,
          1991,
                    with respect to the Fund by the Board of Trustees, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement
                    (the "Independent Trustees"). IMI also acts as manager and investment adviser to the following investment companies
                    registered under the 1940 Act: Ivy Growth with Income Fund, Ivy
                    Emerging Growth Fund, Ivy Bond Fund, Ivy Short-Term
          Bond Fund,
                    Ivy International Bond Fund, Ivy Canada Fund, Ivy
          Global Fund,
                    Ivy New Century Fund, Ivy Latin America Strategy Fund, Ivy China
                    Region Fund, Ivy International Fund and Ivy Money
          Market Fund.
                    IMI is a wholly owned subsidiary of MIMI. MIMI currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:  Mackenzie
          National
                    Municipal Fund, Mackenzie New York Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie Limited Term Municipal Fund
                    and Mackenzie Florida Limited Term Municipal Fund.
          MIMI is a
                    subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor












                    Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is registered in
                    Ontario as a mutual fund dealer and advises Ivy Canada
          Fund.

                         The Agreement obligates IMI to make investments for the
                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,
                    the Fund pays IMI a monthly fee at an annual rate of 0.85% of the
                    Fund's average daily net assets.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance













                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million. For the fiscal years ended December 31, 1992, December 31, 1993 and
                    December 31, 1994, no reimbursements were made pursuant to this state expense limitation.

                         Prior to January 1, 1992, IMI provided the Fund with similar management and investment advisory services under a prior























                    management contract.  For the fiscal years ended
          December 31,
                    1992, 1993 and 1994, IMI was paid $1,883,350,
          $2,203,771 and
                    $2,133,471, respectively, by the Fund, of which IMI reimbursed
                    $189,867, $323,541 and $285,510, respectively, pursuant
          to
                    voluntary expense limitations).

                         The initial term of the Agreement between IMI and the Fund ran for a two-year period effective as of the closing of the acquisition of the capital stock of IMI by MIMI on December 31,
                    1991. The Agreement will continue in effect with respect to the
                    Fund for more than the initial period only so long as the
                    continuance is specifically approved at least annually
          (i) by the
                    vote of a majority of the Independent Trustees and (ii) either
                    (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. On September
                    17, 1994, the Board of Trustees, including a majority of the
                    Independent Trustees, last approved the continuance of the
                    Agreement. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Class A
                    1[Shares of the Fund outstanding as of October 22, 1993 have been designated as "Class A" shares of the Fund.] and Class B shares of the Fund under an Amended and Restated Distribution Agreement with the Trust dated October 23, 1993 (the
          "Distribution
                    Agreement"). Effective October 1, 1993, MIFDI, a wholly-owned subsidiary of MIMI, succeeded to and is continuing MIMI's broker-
                    dealer activities. The provisions of the Trust's previous
                    Distribution Agreement with MIMI remain unchanged by the
                    succession. MIFDI distributes shares of the Fund through broker-
                    dealers who are members of the National Association of Securities
                    Dealers, Inc. and who have executed dealer agreements with MIFDI.
                    MIFDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of
                    Fund shares. Pursuant to the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.























                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price,
          as set
                    forth in the Fund's then-current Prospectus, and the
          net asset
                    value on which such price is based.  Out of such
          commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time.  During the fiscal year ended
          December 31,
                    1992, MIMI received from sales of Class A shares of the
          Fund
                    $201,640 in sales commissions, of which $48,316 was
          retained
                    after dealers' re-allowances; and during the period
          from
                    January 1, 1993 to September 30, 1993, MIMI received from sales of Class A shares of the Fund $310,897 in sales commissions, of which $51,790 was retained after dealers'
          re-allowances.  During
                    the period from October 1, 1993 to December 31, 1993,
          MIFDI
                    received from sales of Class A shares of the Fund
          $26,792 in
                    sales commissions, of which $4,463 was retained after
          dealers'
                    re-allowances.  During the fiscal year ended December
          31, 1994,
                    MIFDI received from sales of Class A shares of the Fund $70,092 in sales commissions, of which $10,667 was retained after
                    dealers' re-allowances. MIFDI is also entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's
                    Prospectus.  MIFDI may re-allow all or a portion of the













                    contingent deferred sales charge to dealers as MIFDI may
                    determine from time to time. During the period from January 1,
                    1993 to September 30, 1993, MIMI received no contingent deferred sales charges. During the period from October 1, 1993 to
                    December 31, 1993, MIFDI received no contingent deferred sales charges. During the fiscal year ended December 31, 1994, MIFDI received 4,669.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18f-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on













                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12b-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A












                    Plan" and the "Class B Plan," collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be; except that the Fund's Class A Plan provides that the service fee will apply only to Class A shares issued after
                    December 31, 1991. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.
                    Pursuant to the Fund's Plans, payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The
                    Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for












                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.
                    For the period from January 1, 1993 to September 30,
          1993, the
                    Fund paid MIMI $36,753 pursuant to the Class A Plan.
          For the













                    period from October 1, 1993 to December 31, 1993, the Fund paid
                    MIFDI $21,315 pursuant to the Class A Plan. For the period from
                    October 23, 1993 (the date on which Class B shares of the Fund were first offered for sale to the public) to December 31, 1993, the Fund paid MIFDI $109 pursuant to the Class B Plan.
          For the
                    fiscal year ended December 31, 1994, the Fund paid MIFDI $89,478 pursuant to the Class A Plan, and $6,983 pursuant to the Class B
                    Plan.












                         During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class A shares of the
                    Fund: advertising, $21,866; printing and mailing of prospectuses to persons other than current shareholders, $132,071; compensation to dealers, $199,565; compensation to sales
                    personnel, $404,182; seminars and meetings, $49,891; travel and entertainment, $116,753; general and administrative,
          $184,493;
                    telephone, $15,895; and occupancy and equipment rental, $34,696.

                         During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class B shares of the
                    Fund: advertising, $61; printing and mailing of prospectuses to persons other than current shareholders, $369;
          compensation to
                    dealers, $557; compensation to sales personnel, $1,128; seminars and meetings, $139; travel and entertainment, $326; general and administrative, $515; telephone, $44; and occupancy and equipment rental, $97.

                         Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN

                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges located at
                    40 Water Street, Boston, Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian
                    Agreement with the Trust.  Rules adopted under the 1940
          Act
                    permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, Brown Brothers Harriman &













                    Co. has entered into subcustodial agreements for the holding of the Fund's foreign securities. Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for the Fund.












                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10
          million
                    and under; $2,500 when net assets are over $10 million
          to $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million. During the fiscal years ended December 31, 1994, and the period from
                    January 25, 1993 through December 31, 1994, the Fund paid MIMI
                    $103,232 and $101,323, respectively. Prior to January 25, 1993, the Fund utilized an unrelated entity for fund accounting and pricing services.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT













                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.00 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1994 totalled $859,224.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees for the fiscal year ended December 31, 1994 totalled
                    $250,997.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the six funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.


                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited
                    number of shares of beneficial interest (no par value per share).













                    When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                         The Declaration of Trust permits the Trustees to create
                    separate series or portfolios and to divide any series or












                    portfolio into one or more classes. The Trustees have authorized thirteen series, each of which represents a fund.  The
          Trustees
                    have further authorized the issuance of Classes A, B and I for the Ivy Bond Fund, Ivy Short-Term Bond Fund and Ivy International
                    Fund; and Class A and B for the Fund, Ivy International
          Bond
                    Fund, Ivy Emerging Growth Fund, Ivy Growth with Income Fund, Ivy
                    Money Market Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund and Ivy
          International Fund.
                    In addition, the Trustees have authorized an additional class,
                    Class C, for Ivy Growth with Income Fund issued only to shareholders of Mackenzie Growth & Income Fund, a former series
                    of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy Growth with
          Income Fund
                    and not offered for sale to the public.

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Amended and Restated Declaration of Trust. Shares of each class of the Fund entitle their holders to one vote per share
          (with
                    proportionate voting for fractional shares). All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a class vote is required by the 1940 Act.
          Shareholders of
                    the Trust vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an
                    investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Fund's Prospectus, the phrase
                    "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
                    of the outstanding shares are present in person or by proxy; or
                    (2) more than 50% of the outstanding shares of the Fund
          (or of
                    the Trust).













                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the













                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31, 1995, no
                    shareholder owned of record or beneficially 5% or more of the
                    Fund's outstanding Class A or Class B shares; except that of the outstanding Class B shares of the Fund, IBT (custodian)
          FBO G.
                    Pattyson, P.O. Box 11, Terrace Bay, Ontario, Canada,
          POT 2WO,
                    owned of record 13,955.414 shares (12.25%), and Donaldson Lufkin













                    Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City,
                    New Jersey 07107, owned of record 6,841.242 shares
          (6.00%)..

                    Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the
                    obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.


                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its classes.
                    The total of such liabilities allocated to a class plus that class's distribution fee and any other expenses specially
                    allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and the net asset value per share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) every
                    Monday through Friday (exclusive of national business holidays).
                    The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.














                         The premium paid by the Fund for the purchase of a put
                    option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's
          Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Accounting for futures contracts and options on futures
                    contracts and on certain bond indices will be in accordance with generally accepted accounting principles.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.


                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's portfolio turnover rates for the fiscal years
                    ended December 31, 1993 and 1994 were 77% and 39%, respectively.
                    A Portfolio turnover rate that exceeds 100% involves correspondingly higher brokerage commissions and other transaction costs, which will be borne directly by the
          Fund.  In
                    addition, net short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.


                                               REDEMPTIONS













                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of
                    securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the












                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may
          redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 ($250
          for
                    retirement plans) in the Fund for a period of more than
          12
                    months. All accounts below that minimum will be redeemed
                    simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.  The
          Trust will
                    notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sum as shall raise the value of such account above that minimum.
          Should the
                    shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the proceeds thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method or Group Systematic
                    Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption.
                    Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days.
          The
                    Trustees of the Trust may change the minimum account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by












                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.












                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.



                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two
                    Classes, as of the close of business on the first business day after the last day of the calendar quarter in which the eighth anniversary of the initial issuance of such Class B shares of the
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (i) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of Class
                    B shares, Class B shares purchased through the reinvestment of dividends and capital gains distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gains distributions.


                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly,












                    shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                         GENERAL. The Fund intends to be taxed as a regulated
                    investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
          (b) derive
                    in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or
                    December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar
                    year the distributions are declared, rather than the calendar year in which the distributions are received.

                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS.












                    The taxation of equity options and OTC options on debt securities is governed by Code section 1234.  Pursuant to Code
          section 1234,
                    the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-
                    term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-
                    term, depending upon the holding period of the option.
          If the
                    option expires, the resulting loss is a capital loss and is long-
                    term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures and foreign currency
          forward
                    contracts in which the Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed under the
                    Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund
                    are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.














                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES.
                    Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its












                    shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend
                    distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT
          COMPANIES.  The
                    Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
                    ("PFICs"). In general, a foreign corporation is classified as a
                    PFIC if at least one-half of its assets constitute investment-
                    type assets, or 75% or more of its gross income is investment-
                    type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be
                    subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess
                    distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The
          Fund
                    itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
          Certain
                    distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent
                    application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market
                    its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year.
                    Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If the Fund makes this election, the special rules described above with respect to excess distributions would still apply. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

                         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
                    securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
                    ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the























                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
          corporations by the
                    Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.
                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces a shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds a shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          Shareholders will be
                    notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the
                    form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
























                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
                    30 days before and ending 30 days after the shares are disposed
                    of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
                    received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

                         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to
                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his
                    PRO RATA share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his PRO
          RATA
                    share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his
                    U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified
                    within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income,













                    including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of
                    Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the
                    IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when
                    required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                         OTHER. Distributions may also be subject to additional













                    state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to












                    U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its shareholders.
                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an
                    investment in the Fund.


                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

                         The Fund's average annual total return quotations as they
                    may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
                    SEC. The Fund's standardized average annual total return
                    quotations may be accompanied by non-standardized total return quotations. Performance information is computed separately for the Fund's Class A and Class B shares.

                         Average Annual Total Return Quotations.
          Standardized
                    average annual total return ("Standardized Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                                   P(1 + T){superscript n}  =  ERV

                    Where:         P    =    a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specified Class

                                   T    =    the average annual total
          return of
                                             shares of that Class

                                   n    =    the number of years

                                   ERV  =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the
                                             beginning of a designated
          period (or
                                             fractional portion thereof).

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial
                    $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for
                    Class B shares for periods over eight years will reflect
                    conversion of the Class B shares to Class A shares at the end of the eighth year. Each Standardized Return quotation is determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         In determining the average annual total return for the
                    Class A and Class B shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class
          A and
                    Class B shares of the Fund for the periods indicated. One year ended December














                                             STANDARDIZED RETURN [1]
                                             CLASS A[3]     CLASS B


                    One year ended
                      December 31, 1994:     (8.55)%[4]     (8.70)%[8]

                    Five years ended
                      December 31, 1994:      6.34% [5]     N/A%

                    Ten years ended
                      December 31, 1994:     11.26%[6]      N/A%

                    Inception* to
                      December 31, 1994:[16] 10.10%[7]      (4.71)%[9]


                                             NON-STANDARDIZED RETURN [2]
                                             CLASS A[3]     CLASS B

                    One year ended
                      December 31, 1994:     (2.97)%[10]    (3.90)%[14]

                    Five years ended
                      December 31, 1994:      7.61% [11]    N/A%













                    Ten years ended
                      December 31, 1994:     11.92%[12]     N/A%

                    Inception* to
                      December 31, 1994:[16] 10.30%[13]     (1.38)%[15]

                    _________________________

                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable contingent deferred sales












                         charge imposed on a redemption of Class B shares held for
                         the period.

                    [2] The Non-Standardized Return figures do not reflect the deduction of any initial or contingent deferred sales
                         charge.

                    [3] Shares of the Fund outstanding as of October 22, 1993 have been redesignated as "Class A" shares of the Fund.

                    [4] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (8.67)%

                    [5] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been 6.27%.

                    [6] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been 11.22%.

                    [7] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been 10.09%.

                    [8] The Standardized Return figure reflects expense reimbursement and the deduction of a 4% contingent deferred
                         sales charge. Without expense reimbursement, the Standardized Return would have been (8.76)%.

                    [9] The Standardized Return figure reflects expense reimbursement and the deduction of a 5% contingent deferred
                         sales charge. Without expense reimbursement, the Standardized Return would have been (4.90)%.

                    [10] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (3.10)%.


























                    [11] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been 7.53%.

                    [12] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been 11.88%.

                    [13] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been 10.29%.

                    [14] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (3.96)%.

                    [15] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (1.59)%.

                    [16] The total return for a period less than a full fiscal year is calculated on an aggregate basis and is not annualized.

                    [*] The inception date for the Class B shares of the Fund was
                         October 23, 1993.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):

                              C = (ERV/P)-1

                    Where:    C    =    Cumulative Total Return

                              P    =    a hypothetical initial investment
          of $1,000
                                        to purchase shares of a specific
          Class

                              ERV  =    ending redeemable value:  ERV is
          the value,
                                        at the end of the applicable
          period, of a
                                        hypothetical $1,000 investment made
          at the
                                        beginning of the applicable period.


















                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has been assessed.

                         CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1994

                                   ONE       FIVE      TEN       SINCE
                                   YEAR      YEARS     YEARS     INCEPTION

                         Class A   (8.55)%   35.97%    190.66%   2,359.58%


                         Class B   (8.70)%   N/A%      N/A%      (5.58)%

                         The following table summarizes the calculation of Total
                    Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has not been assessed.

                         CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1994

                                   ONE       FIVE      TEN       SINCE
                                   YEAR      YEARS     YEARS     INCEPTION

                         Class A   (2.97)%   44.27%    208.39%   2,509.63%
                         Class B   3.90%     N/A%      N/A%      (1.65)%


                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A and Class B shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the
                    Fund's Class A and Class B shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the
                    Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future.












                         The Fund may also cite endorsements or use for comparison
                    its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII
                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's













                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.


                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended
          December 31,
                    1994, the Statement of Changes in Net Assets for the fiscal years ended December 31, 1994 and December 31, 1993,
          Financial
                    Highlights, the Notes to Financial Statements, and
          Report of
                    Independent Accountants are included in the Fund's December 31,
                    1994 Annual Report to shareholders of the Fund, which is
                    incorporated by reference into this SAI. Copies of these
                    financial statements and this SAI may be obtained upon request and without charge from the Trust at the address and telephone number provided on the cover of this SAI.













































                                       IVY GROWTH WITH INCOME FUND

                                               a series of

                                                 IVY FUND
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                    m
                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)


          _________________________________________________________________

                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          ("SAI")
                    Information describes one of these portfolios, Ivy
          Growth with
                    Income Fund (the "Fund"). The other twelve portfolios of the
                    Trust are described in separate Statements of Additional
                    Information.

                         This SAI is not a prospectus and should be read in













                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                     Ivy Management, Inc. (the "IMI")
                                        Via Mizner Financial Plaza
                                        798 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 456-5111




















                                            TABLE OF CONTENTS

              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. Government Securities
                         Warrants
                         American Depository Receipts (ADRs)












                         Forward Foreign Currency Contracts
                         Foreign Securities
                         Investing in Emerging Markets
                         Foreign Currencies
                         Real Estate Investment Trusts (REITs)
                         Options Transactions
                              General
                              Writing Options on Individual Securities
                              Purchasing Options on Individual Securities
                              Purchasing and Writing Options on Stock
          Indices
                              Risks of Options Transactions
                         Stock Index Futures Contracts
                              Risks of Stock Index Futures
                                   Combined Transactions

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         Automatic Investment Method
                         Exchange of Shares
                              Initial Sales Charge Shares
                              Contingent Deferred Sales Charge Shares
                         Letter of Intent
                         Retirement Plans
                              Individual Retirement Accounts (IRAs)
                              Qualified Plans
                              Deferred Compensation for Public Schools and
                                   Charitable Organizations ("403(b)(7)
                                   Account")
                              Simplified Employee Pension ("SEP") IRAs
                         Reinvestment Privilege
                         Rights of Accumulation
                         Systematic Withdrawal Plan
                         Group Systematic Investment Program

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         Personal Investments by Employees of IMI

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         Business Management and Investment Advisory
          Services
                         Distribution Services
                         Custodian
                         Fund Accounting Services























                         Transfer Agent and Dividend Paying Agent
                         Administrator
                         Auditors

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         General
                         Options, Futures and Foreign Currency Forward
          Contracts
                         Currency Fluctuations -- "Section 988" Gains or
          Losses
                         Investment in Passive Foreign Investment Companies Debt Securities Acquired at a Discount
                         Distributions
                         Disposition of Shares
                         Foreign Withholding Taxes
                         Backup Withholding
                         Other

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN
                         Average Annual Total Return Quotations
                         Other Quotations, Comparisons and General
          Information
                         Cumulative Total Return

                    FINANCIAL STATEMENTS

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND AND
          COMMERCIAL PAPER
                                   RATINGS








































                                    INVESTMENT OBJECTIVES AND POLICIES

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds)
                    and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the













                    U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While the Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.














                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-
                    ties or other assets denominated in that currency. Further, the
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U. S. Government securities or
                    other high-grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    FOREIGN SECURITIES

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under "Foreign
                    Securities" under the caption "How the Fund Seeks to Achieve Its
                    Investment Goals" and under "Risk Factors," which are not
                    typically associated with investing in United States securities and which may affect the Fund's performance favorably or
                    unfavorably.













                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to
                    subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock













                    dividends or other matters which may affect the prices of
                    portfolio securities.  Communications between the
          United States
                    and foreign countries may be less reliable than within the United
                    States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although












                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain












                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even
                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund
          Shareholders.












                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may
                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the
                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.













                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the












                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment
                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.

                    REAL ESTATE INVESTMENT TRUSTS (REITS)

                         The Fund may invest in equity real estate investment trusts
                    ("REITs"). Equity REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow
                    dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the
                    "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). Changes in interest rates may also affect the value of the debt securities in the Fund's portfolio. By investing in REITs indirectly through the fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

                    OPTIONS TRANSACTIONS

                         GENERAL.   The Fund may engage in transactions in
          options on
                    securities and stock indices in accordance with the Fund's stated
                    investment objectives and policies.  The Fund may sell
          (write)
                    covered call options on securities owned by the Fund with respect to not more than 25% of the Fund's net assets (although it is not currently contemplated that the Fund will write such options on more than 5% of its assets). The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets (such OTC options together with any other illiquid securities shall not be in an amount exceeding 10% of the Fund's assets). The Fund will not purchase put and call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time
                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater)
                    than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put which the Fund has written lapses unexercised,













                    because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)
                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires
                    unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In
                    contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When the
                    Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

                         WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. The Fund may also write
                    covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where IMI does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

                         The Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned












                    by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The
                    Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

                         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is
                    exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from
                    increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The
          Fund, as
                    the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.












                    In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase
                    of put options will not be used by the Fund for leverage
                    purposes.

                         The Fund may also purchase a put option on an underlying
                    security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                         The Fund will purchase put options only to the extent
                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of the Fund to purchase options.  The Fund may write
          (sell) put
                    options on individual securities only to effect a "closing sale transaction."












                         PURCHASING AND WRITING OPTIONS ON STOCK INDICES.
          The Fund
                    may purchase and sell (write) put and call options on stock indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
          Options on
                    stock indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on
                    different indices have different multipliers.

























                         When the Fund writes a call or put option on a stock index, the option is "covered," in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high-grade debt securities equal to the contract value.
          A call
                    option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the
                    Custodian the difference in cash, U.S. Government securities or other high-grade debt securities. A put option is also "secured"
                    if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or
          (ii) less
                    than the exercise price of the put written, provided that the
                    Fund maintains in a segregated account with the Custodian the difference in cash, U.S. Government securities or other high grade debt securities.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or
                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist
                    when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed
                    on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    STOCK INDEX FUTURES CONTRACTS

                         The Fund may enter into stock index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

                         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the
                    Standard & Poor's Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the
                    New York Stock Exchange. The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000
                    (500 units x $150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the
                    S&P 500 Index at a specified future date at a contract price of
                    $150 and the S&P 500 Index is at $154 on that future date, the
                    Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

                         RISKS OF STOCK INDEX FUTURES. The Fund's success in using
                    hedging techniques depends, among other things, on the Manager's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of
                    individual stocks.

                         The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index futures (and therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.
                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

                         Although the Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a
                    position, and it may have to liquidate other investments to meet its cash needs.

                         Although some stock index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price,























                    the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         The Fund will only enter into stock index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging"
                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing a stock index futures contract, the Fund
                    will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high-grade debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling a stock index futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis)
                    liquid assets that, when added to the amounts deposited with an












                    FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.


                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objectives, as set forth in the
                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority (as defined by the Investment
                    Company Act of 1940, as amended (the "1940 Act")) of the
                    outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

                         (i) borrow money, except for temporary purposes where
                               investment transactions might advantageously require
                               it. Any such loan may not be for a period in excess
                               of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed
          10% of
                               the value of the total assets of the Fund at the time
                               any such loan is made;

                         (ii)  purchase securities on margin;

                         (iii)     sell securities short;

                         (iv) lend any funds or other assets, except that this
                               restriction shall not prohibit (a) the entry into












                               repurchase agreements or (b) the purchase of publicly
                               distributed bonds, debentures and other
          securities of
                               a similar type, or privately placed
          municipal or
                               corporate bonds, debentures and other
          securities of a
                               type customarily purchased by institutional investors
                               or publicly traded in the securities
          markets;

                         (v) participate in an underwriting or selling group in
                               connection with the public distribution of securities
                               except for its own capital stock;

                         (vi) purchase from or sell to any of its officers or
                               trustees, or firms of which any of them are members or
                               which they control, any securities (other than capital
                               stock of the Fund), but such persons or
          firms may act
                               as brokers for the Fund for customary
          commissions to
                               the extent permitted by the 1940 Act;

                        (vii) purchase or sell real estate or commodities and
                               commodity contracts;

                       (viii)  make an investment in securities of
          companies in any
                               one industry (except obligations of domestic banks or
                               the U.S. Government, its agencies,
          authorities, or
                               instrumentalities) if such investment would cause























                               investments in such industry to exceed 25% of the
                               market value of the Fund's total assets at the time of
                               such investment;

                         (ix)  issue senior securities, except as
          appropriate to
                               evidence indebtedness which it is permitted to incur,
                               and except to the extent that shares of the separate
                               classes or series of the Trust may be deemed to be
                               senior securities; provided that collateral arrangements with respect to currency-related
                               contracts, futures contracts, options or other
                               permitted investments, including deposits of initial
                               and variation margin, are not considered to be the
                               issuance of senior securities for purposes of this
                               restriction;

                         (x)   invest more than 5% of the value of its
          total assets
                               in the securities of any one issuer (except obligations of domestic banks or the U.S.
          Government,
                               its agencies, authorities and
          instrumentalities);

                         (xi) hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the
                               U.S. Government, its agencies, authorities and
                               instrumentalities); or

                        (xii)  purchase the securities of any other
          open-end
                               investment company, except as part of a plan of merger
                               or consolidation.

                         Under the 1940 Act, the Fund is permitted, subject to the
                    above investment restrictions, to borrow money only from banks.













                    The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (vii) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.


                                         ADDITIONAL RESTRICTIONS

                         Unless otherwise indicated, the Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, the Fund may not:

                         (i) invest in oil, gas or other mineral leases or
                               exploration or development programs;















                         (ii) engage in the purchase and sale of puts, calls,
                               straddles or spreads (except to the extent described
                               in the Prospectus and in this SAI);

                        (iii)  invest in companies for the purpose of
          exercising
                               control of management;












                         (iv) invest more than 5% of its total assets in warrants,
                               valued at the lower of cost or market, or more than 2%
                               of its total assets in warrants, so valued, which are
                               not listed on either the New York or
          American Stock
                               Exchanges;

                         (v)   invest more than 5% of the value of its
          total assets
                               in the securities of unseasoned issuers, including
                               their predecessors, which have been in
          operation for
                               less than three years;

                         (vi)  invest more than 5% of the value of its
          total assets
                               in the securities of issuers which are not readily
                               marketable; or

                        (vii) purchase any security which it is restricted from
                               selling to the public without registration under the
                               Securities Act of 1933.

                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.













                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, the Fund
                    may purchase and sell OTC options on stock indices if
          (a)
                    exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and (c) the broker-dealers with whom the Fund enters into such transactions have a minimum net worth of $20 million.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Emerging Growth Fund, Ivy China Region Fund, Ivy
          International
                    Fund, Ivy International Bond Fund, Ivy New Century
          Fund, Ivy
                    Latin America Strategy Fund, Ivy Canada Fund, Ivy
          Global Fund,













                    Ivy Bond Fund, Ivy Short-Term Bond Fund and Ivy Money
          Market
                    Fund, the other twelve series of Ivy Fund; and Mackenzie
                    California Municipal Fund, Mackenzie Florida Limited
          Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund, Mackenzie
                    National Municipal Fund and Mackenzie New York
          Municipal Fund,
                    the five series of Mackenzie Series Trust
          (collectively, with the
                    Fund, the "Ivy Mackenzie Funds"). Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt of telephone instructions by The Mackenzie
          Ivy
                    Investor Services Corp. ("MIISC") or written notice to MIISC from the investor. See "Automatic Investment Method" in the New
                    Account Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.














                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus, ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.

                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.













                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Mackenzie California












                    Municipal Fund, Mackenzie National Municipal Fund, Mackenzie New
                    York Municipal Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Bond
                    Fund, Ivy International Bond Fund, Ivy Latin America
          Strategy
                    Fund, Ivy New Century Fund, Ivy Growth Fund, Ivy Emerging Growth
                    Fund, Ivy International Fund and Ivy China Region Fund ("Table 1
                    Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              5%
                         Second                             4%
                         Third                              3%
                         Fourth                             3%
                         Fifth                              2%
                         Sixth                              1%
                         Seventh and thereafter             0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Ivy Short-Term Bond
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund ("Table 2 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              3%
                         Second                             2 1/2%
                         Third                              2%
                         Fourth                             1 1/2%
                         Fifth                              1%
                         Sixth and thereafter               0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding













                    Class B shares for two years. The 2 % contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can legally be made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the New Account Application in the Fund's Prospectus. Any investor may submit a Letter of Intent stating
                    that he or she will invest, over a period of 13 months, at least
                    $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may
                    include the value (at the applicable offering price) of all
                    Class A shares of the Fund, Ivy Growth Fund, Ivy Emerging Growth
                    Fund, Ivy China Region Fund, Ivy International Fund,
          Ivy
                    International Bond Fund, Ivy New Century Fund, Ivy Latin America
                    Strategy Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Bond Fund,
                    Ivy Short-Term Bond Fund, Mackenzie National Municipal
          Fund,
                    Mackenzie California Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund, Mackenzie Florida Limited Term Municipal Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the
                    Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A
                    Letter of Intent does not obligate the investor to buy or the
                    Trust to sell the indicated amount of Class A shares and the investor should read carefully all the provisions thereof before signing.












                    RETIREMENT PLANS

                         Shares of the Fund may be purchased in connection with
                    several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
                    Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
                    Initial and subsequent purchase payments in connection with tax-
                    deferred retirement plans must be at least $25 per participant.













                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         No fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). Shares of the Trust
                    may be used as a funding medium for an Individual
          Retirement
                    Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account.
          Individuals
                    may wish to consult their tax advisers before investing
          IRA
                    assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or earned income to an IRA each year. If a husband and wife are both employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of either spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is no greater than a specified level
          ($40,000 for
                    married couples filing a joint return, $25,000 for single
                    individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active
                    participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.












                         QUALIFIED PLANS. For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law.  A money purchase pension plan requires annual












                    contributions at the level specified in the Retirement
          Plan.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,00 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.













                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59 , unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes disabled; (4)
                    uses the withdrawal to pay tax-deductible medical expenses; (5)
                    takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The transfer agent will furnish custodial services to the
                    employer and the employees, if any are included as participants.












                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"). Section 403(b)(7) of the
                    Code, permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Fund in conjunction with such an arrangement. The sales charge for purchases of less than $10,000 of Class A shares is set forth under "403(b)(7) Retirement Plans" in the Fund's
          Prospectus.
                    Sales charges for purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales
          Charge
                    Alternative--Class A Shares" in the Prospectus. The special application for a 403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary, or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS. An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by the transfer agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."













                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charge applies to any investment of
                    $50,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative--Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). (The reduced sales charge does not apply to purchases of Class A shares of the
                    Fund by 403(b)(7) retirement plan accounts.) The reduced sales charge is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy Money Market Fund)
                    by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth
          Fund, Ivy
                    Emerging Growth Fund, Ivy China Region Fund, Ivy
          International
                    Fund, Ivy International Bond Fund, Ivy New Century
          Fund, Ivy
                    Latin America Strategy Fund, Ivy Canada Fund, Ivy
          Global Fund,
                    Ivy Bond Fund, Ivy Short-Term Bond Fund, Mackenzie
          National
                    Municipal Fund, Mackenzie California Municipal Fund,
          Mackenzie
                    New York Municipal Fund, Mackenzie Limited Term
          Municipal Fund
                    and Mackenzie Florida Limited Term Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for the Fund, Ivy
          Growth
                    Fund, Ivy Emerging Growth Fund, Ivy China Region Fund, Ivy Latin
                    America Strategy Fund, Ivy New Century Fund, Ivy
          International
                    Bond Fund, Ivy International Fund, Ivy Canada Fund and Ivy Global
                    Fund; $100,000 or more for Ivy Bond Fund, Mackenzie
          National












                    Municipal Fund, Mackenzie California Municipal Fund and Mackenzie
                    New York Municipal Fund; $25,000 or more for Mackenzie
          Florida
                    Limited Term Municipal Fund and Mackenzie Limited Term Municipal
                    Fund; or $1,000,000 or more for Ivy Short-Term Bond
          Fund.

                         At the time an investment takes place, MIMI, in the case of a wire order, or MIISC, in the case of a direct mail remittance, must be notified by the investor or his dealer that the investment qualifies for the reduced charge on the basis of
                    previous investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the
                    Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by












                    him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. The
                    Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.













                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

                         Additional investments in the Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or
                    contingent deferred sales charges.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of the Fund may be purchased in connection with
                    investment programs established by employee or other groups using systematic payroll deductions or other systematic payment
                    arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
                    Unless shares of the Fund are purchased in conjunction with IRAs
                    (see "How to Purchase Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing,
                    Simplified Redemptions and other optional privileges, as
                    described in the Prospectus, to shareholders using group
                    systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, The Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust












                    reserves the right to change these fees from time to time without advance notice.


                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's portfolio securities.
          All












                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the
          Fund for
                    such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in the placing of brokerage business. The types of research services provided may include general economic and industry data, and information on securities of specific
                    companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         During the fiscal years ended December 31, 1992,
          1993 and
                    1994, the Fund paid brokerage commissions of $107,594,
          $97,896
                    and $34,028, respectively. During the fiscal years ended
                    December 31, 1992 and 1993, the Fund paid no brokerage fees.
                    During the fiscal year ended December 31, 1994, the Fund paid no brokerage fees of to Brown Brothers.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no












                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.

                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,













                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-












                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public












                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-












                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).













                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials












                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice













                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director












                                                          of Mackenzie Ivy
          Funds












                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-












                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of March 31, 1995, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding Class
          A and
                    Class B shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain













                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.





























































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION       FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                    (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                    (Trustee)














                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                    (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                    (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                    (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                    (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                    (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)













                         The above table reflects compensation paid to Trustees of
                    Ivy Fund for the fiscal year ended December 31, 1994.













                         The Trustees of Ivy Fund include the individuals listed in the above table (except for Stanley Channick in addition to
                    Michael R. Peers (Trustee and Chairman of the Board) and Richard
                    N. Silverman (Trustee).


                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") provides business management
                    and investment advisory services to the Fund pursuant to a
                    Business Management and Investment Advisory Agreement with the
                    Trust (the "Agreement"), which was approved by shareholders of the Fund on December 30, 1991. Prior to approval by shareholders, the Agreement was approved on October 28,
          1991,
                    with respect to the Fund by the Board of Trustees, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement
                    (the "Independent Trustees"). IMI also acts as manager and investment adviser to the following investment companies
                    registered under the 1940 Act:  Ivy Growth Fund, Ivy
          Emerging
                    Growth Fund, Ivy Canada Fund, Ivy Global Fund, Ivy New
          Century
                    Fund, Ivy Latin America Strategy Fund, Ivy China Region Fund, Ivy
                    International Fund, Ivy Bond Fund, Ivy International Bond Fund,
                    Ivy Short-Term Bond Fund and Ivy Money Market Fund.
          IMI is a
                    wholly owned subsidiary of MIMI. MIMI currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:  Mackenzie National
          Municipal












                    Fund, Mackenzie New York Municipal Fund, Mackenzie
          California
                    Municipal Fund, Mackenzie Limited Term Municipal Fund and
                    Mackenzie Florida Limited Term Municipal Fund. MIMI is a
                    subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor
                    Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is registered in
                    Ontario as a mutual fund dealer and advises Ivy Canada
          Fund.

                         The Agreement obligates IMI to make investments for the
                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.














                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the












                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,
                    the Fund pays IMI a monthly fee at an annual rate of 0.85% of the
                    Fund's average daily net assets.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state












                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million. For the fiscal years ended December 31, 1992, December 31, 1993 and
                    December 31, 1994, no reimbursements were made pursuant to this state expense limitation.

                         Prior to January 1, 1992, IMI provided the Fund with similar management and investment advisory services under a prior
                    management contract.  For the fiscal years ended
          December 31,
                    1992, 1993 and 1994, IMI was paid $160,517, $185,897
          and
                    $277,991, respectively, by the Fund.

                         The initial term of the Agreement between IMI and the Fund ran for a two-year period effective as of the closing of the acquisition of the capital stock of IMI by MIMI on December 31,
                    1991. The Agreement will continue in effect with respect to the
                    Fund for more than the initial period only so long as the
                    continuance is specifically approved at least annually
          (i) by the
                    vote of a majority of the Independent Trustees and (ii) either
                    (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. On September
                    17, 1994, the Board of Trustees, including a majority of the
                    Independent Trustees, last approved the continuance of the
                    Agreement. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."













                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Class A
                    1[Shares of the Fund outstanding as of October 22, 1993 have been designated as "Class A" shares of the Fund.] and Class B shares of the Fund under an Amended and Restated Distribution Agreement with the Trust dated October 23, 1993 (the
          "Distribution
                    Agreement"). Effective October 1, 1993, MIFDI, a wholly-owned subsidiary of MIMI, succeeded to and is continuing MIMI's broker-
                    dealer activities. The provisions of the Trust's previous
                    Distribution Agreement with MIMI remain unchanged by the
                    succession. MIFDI distributes shares of the Fund through broker-
                    dealers who are members of the National Association of Securities
                    Dealers, Inc. and who have executed dealer agreements with MIFDI.
                    MIFDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of
                    Fund shares. Pursuant to the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price,
          as set
                    forth in the Fund's then-current Prospectus, and the
          net asset
                    value on which such price is based.  Out of such
          commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time.  During the fiscal year ended
          December 31,
                    1992, MIMI received from sales of Class A shares of the
          Fund
                    $90,486 in sales commissions, of which $26,826 was retained after dealers' re-allowances; and during the period from
          January 1,
                    1993 to September 30, 1993, MIMI received from sales of Class A shares of the Fund $145,295 in sales commissions, of
          which
                    $23,818 was retained after dealers' re-allowances.
          During the
                    period from October 1, 1993 to December 31, 1993, MIFDI received from sales of Class A shares of the Fund $60,844 in
          sales
                    commissions, of which $9,974 was retained after
          dealers' re-
                    allowances.  During the fiscal year ended December 31,
          1994,
                    MIFDI received from sales of Class A shares of the Fund $236,691 in sales commissions, of which $37,077 was retained after
                    dealers' re-allowances. MIFDI is also entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's
                    Prospectus. MIFDI may re-allow all or a portion of the
                    contingent deferred sales charge to dealers as MIFDI may
                    determine from time to time. During the period from January 1,
                    1993 to September 30, 1993, MIMI received no contingent deferred sales charges. During the period from October 1, 1993 to
                    December 31, 1993 and during the fiscal year ended December 31,
                    1994, MIFDI received no contingent deferred sales charges.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.
























                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.














                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan," collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be; except that the Fund's Class A Plan provides that the service fee will apply only to Class A shares issued after
                    December 31, 1991. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.
                    Pursuant to the Fund's Plans, payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The
                    Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.













                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly,













                    and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.
                    For the period from January 1, 1993 to September 30,
          1993, the
                    Fund paid MIMI $8,540 pursuant to the Class A Plan.
          For the
                    period from October 1, 1993 to December 31, 1993, the Fund paid












                    MIFDI $2,459 pursuant to the Class A Plan. For the period from
                    October 23, 1993 (the date on which Class B shares of the Fund were first offered for sale to the public) to December 31, 1993, the Fund paid MIFDI $312 pursuant to the Class B Plan.
          For the
                    fiscal year ended December 31, 1994, the Fund paid MIFDI $34,975 pursuant to the Class A Plan, and $38,866 pursuant to the Class B
                    Plan.

                         During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class A shares of the
                    Fund: advertising, $2,507; printing and mailing of prospectuses to persons other than current shareholders, $19,689; compensation to dealers, $40,923; compensation to sales personnel, $47,747;
                    seminars and meetings, $10,231; travel and entertainment,
                    $13,609; general and administrative, $20,621; telephone, $1,851;
                    and occupancy and equipment rental, $4,118.

                         During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class B shares of the












                    Fund: advertising, $387; printing and mailing of prospectuses to persons other than current shareholders, $3,041; compensation to dealers, $6,321; compensation to sales personnel, $7,375;
                    seminars and meetings, $1,580; travel and entertainment, $2,102;
                    general and administrative, $3,185; telephone, $286;
          and
                    occupancy and equipment rental, $636.

                         Each Plan may be amended at any time with respect to the
                    class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN

                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges located at
                    40 Water Street, Boston, Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian
                    Agreement with the Trust.  Rules adopted under the 1940
          Act













                    permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, Brown Brothers Harriman &
                    Co. has entered into subcustodial agreements for the holding of the Fund's foreign securities. Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement beginning on April 1, 1993, MIMI provides certain accounting and
          pricing
                    services for the Fund.  As compensation for those
          services, the
                    Fund pays MIMI a monthly fee plus out-of-pocket
          expenses as
                    incurred.  The monthly fee is based upon the net assets
          of the
                    Fund at the preceding month end at the following rates:
          $1,250
                    when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million. During the period from April 1, 1993 through
                    December 31, 1993 and the fiscal year ended December
          31, 1994,
                    the Fund paid MIMI $24,500 and $33,702, respectively.













                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.00 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1994 totalled $97,739.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees for the fiscal year ended December 31, 1994 totalled
                    $32,705.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the six funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.


                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited













                    number of shares of beneficial interest (no par value per share).












                    When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                         The Declaration of Trust permits the Trustees to create
                    separate series or portfolios and to divide any series or
                    portfolio into one or more classes. The Trustees have authorized thirteen series, each of which represents a fund.  The
          Trustees
                    have further authorized the issuance of Classes A, B and I for the Ivy Bond Fund, Ivy Short-Term Bond Fund and Ivy International
                    Fund; and Class A and B for the Fund, Ivy International
          Bond
                    Fund, Ivy Growth Fund, Ivy Emerging Growth Fund, Ivy Money Market
                    Fund, Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy
                    New Century Fund and Ivy International Fund. In addition, the
                    Trustees have authorized an additional class, Class C, for the fund issued only to shareholders of Mackenzie Growth &
          Income
                    Fund, a former series of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy
          Growth with
                    Income Fund and not offered for sale to the public.

                         Shareholders have the right to vote for the election of













                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Amended and Restated Declaration of Trust. Shares of each class of the Fund entitle their holders to one vote per share
          (with
                    proportionate voting for fractional shares). All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a class vote is required by the 1940 Act.
          Shareholders of
                    the Trust vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an
                    investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Fund's Prospectus, the phrase
                    "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
                    of the outstanding shares are present in person or by proxy; or
                    (2) more than 50% of the outstanding shares of the Fund
          (or of












                    the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31, 1995, no
                    shareholder owned of record or beneficially 5% or more of the
                    Fund's outstanding Class A or Class B shares.

                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated












                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.


                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its classes.
                    The total of such liabilities allocated to a class plus that class's distribution fee and any other expenses specially
                    allocated to that class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the net asset value per share.












                         Portfolio securities are valued and the net asset value per share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) every
                    Monday through Friday (exclusive of national business holidays).
                    The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a put
                    option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's
          Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Accounting for futures contracts and options on futures
                    contracts and on certain bond indices will be in accordance with generally accepted accounting principles.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.


                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common













                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's Portfolio turnover rate for the fiscal years
                    ended December 31, 1994 and 1993 was 36% and 85%, respectively.
                    A Portfolio turnover rate that exceeds 100% involves correspondingly higher brokerage commissions and other transaction costs, which will be borne directly by the
          Fund.  In
                    addition, net short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.


                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any













                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of
                    securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a












                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may
          redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 ($250
          for
                    retirement plans) in the Fund for a period of more than
          12
                    months. All accounts below that minimum will be redeemed
                    simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.  The
          Trust will
                    notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sum as shall raise the value of such account above that minimum.
          Should the
                    shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the proceeds thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method or Group Systematic
                    Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption.












                    Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days.
          The
                    Trustees of the Trust may change the minimum account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by












                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the













                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.


                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two
                    Classes, as of the close of business on the first business day after the last day of the calendar quarter in which the eighth anniversary of the initial issuance of such Class B shares of the
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (i) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of Class
                    B shares, Class B shares purchased through the reinvestment of dividends and capital gains distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gains distributions.













                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                         GENERAL. The Fund intends to be taxed as a regulated
                    investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
          (b) derive
                    in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or













                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax,













                    the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or












                    December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar
                    year the distributions are declared, rather than the calendar year in which the distributions are received.

                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS.
                    The taxation of equity options and OTC options on debt securities is governed by Code section 1234.  Pursuant to Code
          section 1234,
                    the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-
                    term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-
                    term, depending upon the holding period of the option.
          If the
                    option expires, the resulting loss is a capital loss and is long-
                    term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures and foreign currency
          forward
                    contracts in which the Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed under the
                    Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund
                    are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES.
                    Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its
                    shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend
                    distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT
          COMPANIES.  The
                    Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
                    ("PFICs"). In general, a foreign corporation is classified as a
                    PFIC if at least one-half of its assets constitute investment-
                    type assets, or 75% or more of its gross income is investment-












                    type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be
                    subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess













                    distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The
          Fund
                    itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
          Certain
                    distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent
                    application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market
                    its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year.
                    Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If the Fund makes this election, the special rules described above with respect to excess distributions would still apply. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.












                         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
                    securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
                    ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt












                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
          corporations by the
                    Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.













                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces a shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds a shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          Shareholders will be
                    notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the
                    form of newly issued shares will receive a report as to the net asset value of the shares received.













                         If the net asset value of shares is reduced below a













                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
                    30 days before and ending 30 days after the shares are disposed
                    of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
                    received by the shareholder with respect to such shares.














                         In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

                         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to























                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his
                    U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified
                    within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of
                    Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the
                    IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when
                    required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                         OTHER. Distributions may also be subject to additional
                    state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to
                    U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its shareholders.
                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an
                    investment in the Fund.


                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

                         The Fund's average annual total return quotations as they
                    may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
                    SEC. The Fund's standardized average annual total return
                    quotations may be accompanied by non-standardized total return quotations. Performance information is computed separately for the Fund's Class A and Class B shares.

                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Standardized













                    average annual total return ("Standardized Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                                   P(1 + T){superscript n]  =  ERV

                    Where:         P       = a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specified Class

                                   T       = the average annual total
          return of
                                             shares of that Class

                                   n       = the number of years

                                   ERV  =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the
                                             beginning of a designated
          period (or
                                             fractional portion thereof).

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In























                    calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial
                    $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for
                    Class B shares for periods over eight years will reflect
                    conversion of the Class B shares to Class A shares at the end of the eighth year. Each Standardized Return quotation is determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         In determining the average annual total return for the
                    Class A and Class B shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

















































                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class
          A and
                    Class B shares of the Fund for the periods indicated.

                                    STANDARDIZED RETURN[1] NON-STANDARDIZED
          RETURN[2]
                                    CLASS A[3]   CLASS B      CLASS A[3]
          CLASS B

                    One year ended
                      December 31,
                      1994:         (7.66)%      (7.73)%[7]   (2.03)%
          (2.88)%

                    Five years ended
                      December 31,
                      1994:         8.21%[4]     N/A          9.50%[9]
          N/A












                    Ten years ended
                      December 31,
                      1994:         13.43%[5]    N/A          14.11%[10]
          N/A

                    Inception*
                    to December 31,
                    1994:[12]       13.60%[6]    (5.23)%[8]   14.24%[11]
          (1.92)%

                    _________________________

                         [1] The Standardized Return figures for Class A shares
                              reflect the deduction of the maximum initial sales
                              charge of 5.75%. The Standardized Return figures for
                              Class B shares reflect the deduction of the applicable
                              contingent deferred sales charge imposed on a redemption of Class B shares held for the period.

                         [2] The Non-Standardized Return figures do not reflect the deduction of any initial or contingent
          deferred sales
                              charge.

                         [3]  Shares of the Fund outstanding as of October
          22, 1993
                              have been redesignated as "Class A" shares of the Fund.

                         [4] The Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the
                              Standardized Return would have been 8.19%.

                         [5] The Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the
                              Standardized Return would have been 13.42%.

                         [6] The Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the
                              Standardized Return would have been 13.59%.














                         [7] The Standardized Return figure reflects the deduction
                              of a 4% contingent deferred sales charge.













                         [8] The Standardized Return figure reflects the deduction
                              of a 5% contingent deferred sales charge.

                         [9] The Non-Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the
                              Non-Standardized Return would have been
          9.48%.

                         [10] The Non-Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the
                              Non-Standardized Return would have been
          14.09%.

                         [11] The Non-Standardized Return figure reflects expense
                              reimbursement.  Without expense
          reimbursement, the
                              Non-Standardized Return would have been
          14.22%.

                         [12] The total return for a period less than a full fiscal year is calculated on an aggregate basis and is not
                              annualized.

                         [*] The inception date for the Fund (and the Class A shares of the Fund) was April 1, 1984; the inception date for
                              the Class B shares of the Fund was October
          23, 1993.













                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A and Class B shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the
                    Fund's Class A and Class B shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the
                    Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of













                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):

                              C    =    (ERV/P)-1

                    Where:    C    =    Cumulative Total Return

                              P    =    a hypothetical initial investment
          of $1,000
                                        to purchase shares of a specific
          Class

                              ERV  =    ending redeemable value:  ERV is
          the value,
                                        at the end of the applicable
          period, of a
                                        hypothetical $1,000 investment made
          at the
                                        beginning of the applicable period.


                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has been assessed.

                         CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1994

                                   ONE YEAR  FIVE YEARS   TEN YEARS   SINCE
          INCEPTION

                         Class A   (7.66)%   48.39%       252.64%
          290.40%
                         Class B   (7.73)%   N/A          N/A
          (6.19)%


                         The following table summarizes the calculation of Total
                    Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has not been assessed.

                         CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1994

                                   ONE YEAR  FIVE YEARS   TEN YEARS   SINCE
          INCEPTION

                         Class A   (2.03)%   57.45%       274.16%
          314.22%
                         Class B   (2.88)%   N/A          N/A
          (2.28)%

                         The Fund may also cite endorsements or use for comparison
                    its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII
                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money























                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.


                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended
          December 31,
                    1994, the Statement of Changes in Net Assets for the fiscal years ended December 31, 1994 and December 31, 1993 Financial Highlights, the Notes to Financial Statements, and
          Report of
                    Independent Accountants are included in the Fund's December 31,
                    1994 Annual Report to shareholders of the Fund, which is
                    incorporated by reference into this SAI. Copies of these
                    financial statements and this SAI may be obtained upon request and without charge from the Trust at the address and telephone number provided on the cover of this SAI.






















































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]


                    MOODY'S:














                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in












                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,












                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,
                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.













                                          IVY INTERNATIONAL FUND

                                               a series of

                                                 IVY FUND
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)













          _________________________________________________________________

                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of these portfolios, Ivy International Fund
                    (the "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional
          Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        798 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 456-5111
































                                            TABLE OF CONTENTS

              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. Government Securities
                         Warrants
                         American Depository Receipts (ADRs)
                         Forward Foreign Currency Contracts
                         Foreign Securities
                         Investing in Emerging Markets
                         Foreign Currencies
                         Options Transactions
                              General
                              Writing Options on Individual Securities
                              Purchasing Options on Individual Securities
                              Purchasing and Writing Options on Stock
          Indices
                              Risks of Options Transactions
                              Stock Index Futures Contracts
                              Risks of Stock Index Futures
                              Combined Transactions

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         Automatic Investment Method
                         Exchange of Shares
                              Initial Sales Charge Shares
                              Contingent Deferred Sales Charge Shares
                              Class I Shares
                         Letter of Intent
                         Retirement Plans
                              Individual Retirement Accounts (IRAs)
                              Qualified Plans
                              Deferred Compensation for Public Schools and
                                   Charitable Organizations ("403(b)(7)
                                   Account")
                              Simplified Employee Pension ("SEP") IRAs
                         Reinvestment Privilege
                         Rights of Accumulation
                         Systematic Withdrawal Plan
                         Group Systematic Investment Program












                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         Personal Investments by Employees of


















                    INVESTMENT ADVISORY AND OTHER SERVICES
                         Business Management and Investment Advisory
          Services
                              Provisions of the Subadvisory Contract
                         Distribution Services
                         Custodian
                         Fund Accounting Services
                         Transfer Agent and Dividend Paying Agent
                         Administrator
                         Auditors

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         General
                         Options, Futures and Foreign Currency Forward
          Contracts
                         Currency Fluctuations -- "Section 988" Gains or
          Losses
                         Investment in Passive Foreign Investment Companies Debt Securities Acquired at a Discount
                         Distributions
                         Disposition of Shares
                         Foreign Withholding Taxes












                         Backup Withholding
                         Other

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN
                         Average Annual Total Return Quotations
                         Cumulative Total Return
                         Other Quotations, Comparisons and General
          Information

                    FINANCIAL STATEMENTS

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND AND
          COMMERCIAL
                                   PAPER RATINGS























                                    INVESTMENT OBJECTIVES AND POLICIES

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES














                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the
                    U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease,












                    thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for












                    Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it would be entitled as the owner of sponsored ADRs.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While the Fund may enter into forward contracts to reduce













                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-
                    ties or other assets denominated in that currency. Further, the
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government securities or other high grade debt obligations in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    FOREIGN SECURITIES













                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under "Foreign
                    Securities" under the caption "How the Fund Seeks to Achieve Its
                    Investment Goals" and under "Risk Factors," which are not
                    typically associated with investing in United States securities and which may affect the Fund's performance favorably or
                    unfavorably.

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to
                    subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock
                    dividends or other matters which may affect the prices of
                    portfolio securities.  Communications between the
          United States
                    and foreign countries may be less reliable than within the United
                    States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment












                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although












                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even
                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Fund
                    Shareholders.

                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may
                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the
                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.
                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

























                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the
                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment
                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.

                    OPTIONS TRANSACTIONS

                         GENERAL.   The Fund may engage in transactions in
          options on
                    securities and stock indices in accordance with the Fund's stated
                    investment objectives and policies.  The Fund may sell
          (write)
                    covered call options on securities owned by the Fund with respect to not more than 25% of the Fund's net assets (although it is not currently contemplated that the Fund will write such options on more than 5% of its assets). The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets (such OTC options together with any other illiquid securities shall not be in an amount exceeding 10% of the Fund's assets). The Fund will not purchase put and call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time
                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the























                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater)
                    than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)
                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires
                    unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In
                    contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When the
                    Fund purchases an OTC option, it relies on the party from
                    whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the
                    counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, IMI will assess the creditworthiness
                    of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.
























                         WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. The Fund may also write
                    covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where IMI does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.

                         The Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned
                    by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The
                    Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

                         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is












                    exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from
                    increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The
          Fund, as
                    the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.
                    In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase
                    of put options will not be used by the Fund for leverage
                    purposes.

                         The Fund may also purchase a put option on an underlying
                    security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                         The Fund will purchase put options only to the extent
                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of the Fund to purchase options.  The Fund may write
          (sell) put
                    options on individual securities only to effect a "closing sale transaction."

                         PURCHASING AND WRITING OPTIONS ON STOCK INDICES.
          The Fund
                    may purchase and sell (write) put and call options on stock indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
          Options on
                    stock indices are similar to options on individual securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on
                    different indices have different multipliers.

                         When the Fund writes a call or put option on a stock index, the option is "covered," in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high grade debt obligations equal to the contract value. A call option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the
                    Custodian the difference in cash, U.S. Government securities or other high grade debt obligations. A put option is also























                    "secured" if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii)
                    less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash, U.S. Government securities or other high grade debt obligations.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or
                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist
                    when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed
                    on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    STOCK INDEX FUTURES CONTRACTS

                         The Fund may enter into stock index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

                         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the
                    Standard & Poor's Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the
                    New York Stock Exchange. The S&P 500 Index assigns relative weightings to the 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000
                    (500 units x $150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the
                    S&P 500 Index at a specified future date at a contract price of
                    $150 and the S&P 500 Index is at $154 on that future date, the
                    Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).














                         RISKS OF STOCK INDEX FUTURES. The Fund's success in using
                    hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of
                    individual stocks.

                         The Fund's ability to hedge effectively all or a portion of its securities through transactions in stock index futures (and therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.
                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.












                         Although the Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a
                    position, and it may have to liquidate other investments to meet its cash needs.

                         Although some stock index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         The Fund will only enter into stock index futures contracts or futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging"













                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing a stock index futures contract, the Fund
                    will maintain with its Custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling a stock index futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis)
                    liquid assets that, when added to the amounts deposited with an
                    FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.


                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objectives, as set forth in the












                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority (as defined by the Investment
                    Company Act of 1940, as amended (the "1940 Act")) of the
                    outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

                         (i)     borrow money, except for temporary
          purposes where
                                 investment transactions might
          advantageously require
                                 it. Any such loan may not be for a period in excess
                                 of 60 days, and the aggregate amount of
          all
                                 outstanding loans may not at any time
          exceed 10% of
                                 the value of the total assets of the Fund at the
                                 time any such loan is made;

                         (ii)    purchase securities on margin;

                         (iii)   sell securities short;

                         (iv)    lend any funds or other assets, except
          that this
                                 restriction shall not prohibit (a) the
          entry into
                                 repurchase agreements or (b) the purchase of
                                 publicly distributed bonds, debentures and other
                                 securities of a similar type, or privately placed












                                 municipal or corporate bonds, debentures and other
                                 securities of a type customarily purchased by
                                 institutional investors or publicly traded in the
                                 securities markets;

                         (v) participate in an underwriting or selling group in
                                 connection with the public distribution of securities except for its own capital stock;

                         (vi)    purchase from or sell to any of its
          officers or
                                 trustees, or firms of which any of them
          are members
                                 or which they control, any securities
          (other than
                                 capital stock of the Fund), but such
          persons or
                                 firms may act as brokers for the Fund for customary
                                 commissions to the extent permitted by the 1940 Act;


                         (vii)   purchase or sell real estate or
          commodities and
                                 commodity contracts;

                         (viii)  make an investment in securities of
          companies in any
                                 one industry (except obligations of
          domestic banks
                                 or the U.S. Government, its agencies,
          authorities,
                                 or instrumentalities) if such investment would cause
                                 investments in such industry to exceed 25% of the
                                 market value of the Fund's total assets at the time
                                 of such investment;

                         (ix)    issue senior securities, except as
          appropriate to
                                 evidence indebtedness which it is
          permitted to
                                 incur, and except to the extent that
          shares of the























                                 separate classes or series of the Trust
          may be
                                 deemed to be senior securities; provided that
                                 collateral arrangements with respect to
          currency-
                                 related contracts, futures contracts,
          options or
                                 other permitted investments, including
          deposits of
                                 initial and variation margin, are not
          considered to
                                 be the issuance of senior securities for purposes of
                                 this restriction;

                         (x)     invest more than 5% of the value of its
          total assets
                                 in the securities of any one issuer
          (except
                                 obligations of domestic banks or the U.S.
                                 Government, its agencies, authorities and instrumentalities);

                         (xi)    hold more than 10% of the voting
          securities of any
                                 one issuer (except obligations of domestic banks or
                                 the U.S. Government, its agencies,
          authorities and
                                 instrumentalities); or

                         (xii)   purchase the securities of any other
          open-end
                                 investment company, except as part of a
          plan of
                                 merger or consolidation.

                         Under the 1940 Act, the Fund is permitted, subject to the
                    above investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (vii) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.


                                         ADDITIONAL RESTRICTIONS

                         Unless otherwise indicated, the Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, the Fund may not:

                         (i) invest in oil, gas or other mineral leases or
                                 exploration or development programs;

                         (ii) engage in the purchase and sale of puts, calls,
                                 straddles or spreads (except to the extent described
                                 in the Prospectus and in this SAI);

                         (iii)   invest in companies for the purpose of
          exercising
                                 control of management;














                         (iv) invest more than 5% of its total assets in warrants,












                                 valued at the lower of cost or market, or more than
                                 2% of its total assets in warrants, so
          valued, which
                                 are not listed on either the New York or American
                                 Stock Exchanges;

                         (v)     invest more than 5% of the value of its
          total assets
                                 in the securities of unseasoned issuers, including
                                 their predecessors, which have been in
          operation for
                                 less than three years;

                         (vi)    invest more than 5% of the value of its
          total assets
                                 in the securities of issuers which are not readily
                                 marketable; or

                         (vii)   purchase any security which it is
          restricted from
                                 selling to the public without registration under the
                                 Securities Act of 1933.

                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, the Fund
                    may purchase and sell OTC options on stock indices if
          (a)
                    exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and (c) the broker-dealer with whom the Fund enters into such transactions have a minimum net worth of $20 million.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain fee-based investment advisors and financial planners who place trades for their own accounts and the accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a contingent deferred sales charge provided such purchases are placed through a broker or agent who maintains an omnibus account with the Fund. Clients of such advisors and planners may make purchases under the same conditions if the purchases are linked to the master account of












                    such advisor or planner on the books of such broker or agent.
                    Further, purchases of Class A shares of the Fund without an initial sales charge or contingent deferred sales charge may be made for retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Section 401(a), 403(b), and 457 of the Internal
                    Revenue Code of 1986, as amended, (the "Code") and "rabbi trusts"
                    provided such purchases are placed through a broker or agent who maintains an omnibus account with the Fund. An omnibus account is an account in a broker or agent's name with interests held for the benefit of any number of account holders.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Bond Fund, Ivy Latin America Strategy
          Fund, Ivy New
                    Century Fund, Ivy Canada Fund, Ivy Global Fund, Ivy
          Short-Term
                    Bond Fund, Ivy Bond Fund, Ivy China Region Fund and Ivy
          Money
                    Market Fund, the twelve other series of Ivy Fund;
          Mackenzie
                    California Municipal Fund, Mackenzie Florida Limited
          Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund, Mackenzie
                    National Municipal Fund and Mackenzie New York
          Municipal Fund,
                    the five series of Mackenzie Series Trust
          (collectively, with the
                    Funds, the "Ivy Mackenzie Funds"). Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD














                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt of telephone instructions by The Mackenzie
          Ivy
                    Investor Services Corp. ("MIISC") or written notice to MIISC from the investor. See "Automatic Investment Method" in the New
                    Account Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy and Mackenzie Fund into which the exchange
                    is to be made.













                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy and Mackenzie Fund (or for shares of another Ivy and Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge
                    previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new
          Class A
                    shares. (The additional sales charge will be waived for
                    outstanding Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund
                    (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
          _______
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus, ("outstanding Class A shares") for Class A shares of another Ivy and Mackenzie Fund (or for shares of another Ivy and
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.












                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy and Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy and Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy and Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy and Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy and Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of Mackenzie California Municipal
                    Fund, Mackenzie National Municipal Fund, Mackenzie New
          York
                    Municipal Fund, Ivy Canada Fund, Ivy Global Fund, Ivy
          Growth
                    Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
                    International Fund, Ivy Bond Fund, Ivy International Bond Fund,
                    Ivy New Century Fund, Ivy Latin America Strategy Fund and Ivy
                    China Region Fund ("Table 1 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              5%
                         Second                             4%
                         Third                              3%












                         Fourth                             3%
                         Fifth                              2%
                         Sixth                              1%
                         Seventh and thereafter             0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Ivy Short-Term Bond
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund ("Table 2 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              3%
                         Second                             2 1/2%
                         Third                              2%
                         Fourth                             1 1/2%
                         Fifth                              1%












                         Sixth and thereafter               0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table












                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2 1/2% contingent deferred sales charge that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by
                    "tacking" the two year holding period of the outstanding Class B shares onto the three year holding period of the new
          Class B
                    shares, the investor will be deemed to have held the new Class B shares for five years.














                         CLASS I SHARES. Class I shareholders may exchange their
                    Class I shares for Class I shares of another Ivy and Mackenzie
                    Fund on the basis of the relative net asset value per Class I share.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000 ($5,000,000 in the case of Class I of the Fund).
          No
                    exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000 ($5,000,000 in the case of Class I of the Fund).
          Exchanges are
                    available only in states where the exchange can legally be made.













                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the New Account Application in the Fund's Prospectus. Any investor may submit a Letter of Intent stating
                    that he or she will invest, over a period of 13 months, at least












                    $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may
                    include the value (at the applicable offering price) of all
                    Class A shares of the Fund, Ivy Bond Fund, Ivy
          Short-Term Bond
                    Fund, Ivy International Bond Fund, Ivy New Century
          Fund, Ivy
                    Latin America Strategy Fund, Ivy Growth Fund, Ivy
          Growth with
                    Income Fund, Ivy Emerging Growth Fund, Ivy China Region Fund, Ivy
                    Canada Fund, Ivy Global Fund, Mackenzie National Municipal Fund,
                    Mackenzie California Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund, Mackenzie Florida Limited Term Municipal Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the
                    Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A
                    Letter of Intent does not obligate the investor to buy or the
                    Trust to sell the indicated amount of Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares of the Fund may be purchased in connection with
                    several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
                    Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
                    Initial and subsequent purchase payments in connection with tax-
                    deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         No fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). Shares of the Trust
                    may be used as a funding medium for an Individual
          Retirement
                    Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account.
          Individuals












                    may wish to consult their tax advisers before investing
          IRA
                    assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of either spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,












                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is no greater than a specified level
          ($40,000 for
                    married couples filing a joint return, $25,000 for single
                    individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active
                    participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and, therefore, are not deductible from it.













                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.

                         QUALIFIED PLANS. For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Retirement
          Plan.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,00 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The transfer agent will furnish custodial services to the
                    employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"). Section 403(b)(7) of the
                    Code, permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Fund in conjunction with such an arrangement. The sales charge for purchases of less than $10,000 of Class A shares is set forth under "403(b)(7) Retirement Plans" in the Fund's
          Prospectus.
                    Sales charges for purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales
          Charge
                    Alternative--Class A Shares" in the Prospectus. The special application for a 403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS. An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.












                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by the transfer agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charge applies to any investment of
                    $50,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative--Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code. (The reduced sales charge does not apply to purchases of Class A shares of the
                    Fund by 403(b)(7) retirement plan accounts.) The reduced sales charge is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy Money Market Fund)
                    by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Bond Fund, Ivy Short-
                    Term Bond Fund, Ivy International Bond Fund, Ivy New
          Century
                    Fund, Ivy Latin America Strategy Fund, Ivy Growth Fund,
          Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
          China
                    Region Fund, Ivy Canada Fund, Ivy Global Fund, Mackenzie National
                    Municipal Fund, Mackenzie California Municipal Fund,
          Mackenzie
                    New York Municipal Fund, Mackenzie Limited Term
          Municipal Fund
                    and Mackenzie Florida Limited Term Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for the Fund, Ivy
          Growth
                    Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy












                    China Region Fund, Ivy Canada Fund, Ivy Global Fund,
          Ivy












                    International Bond Fund, Ivy New Century Fund and Ivy
          Latin
                    America Strategy Fund; $100,000 or more for Ivy Bond
          Fund,
                    Mackenzie National Municipal Fund, Mackenzie California Municipal
                    Fund and Mackenzie New York Municipal Fund; $25,000 or more for
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund; or $1,000,000 or more for Ivy Short-
                    Term Bond Fund.

                         At the time an investment takes place, MIMI, in the case of a wire order, or MIISC, in the case of a direct mail remittance, must be notified by the investor or his dealer that the investment qualifies for the reduced charge on the basis of
                    previous investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the
                    Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder (except shareholders with accounts in Class I of the Fund) may establish a Systematic Withdrawal Plan
          (the
                    "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. The
                    Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.












                         Additional investments in the Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or
                    contingent deferred sales charges.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of the Fund may be purchased in connection with
                    investment programs established by employee or other groups using systematic payroll deductions or other systematic payment












                    arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
                    Unless shares of the Fund are purchased in conjunction with IRAs













                    (see "How to Purchase Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing,
                    Simplified Redemptions and other optional privileges, as
                    described in the Prospectus, to shareholders using group
                    systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, The Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust
                    reserves the right to change these fees from time to time without advance notice.


                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI and the Northern
          Cross
                    Investments Limited ("Northern Cross," or the
          "Subadviser") place
                    orders for the purchase and sale of the Fund's portfolio
                    securities. All portfolio transactions are effected at the best price and execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the
                    Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices.
          In
                    connection with OTC transactions, IMI and the Subadviser attempt to deal directly with the principal market makers, except in those circumstances where they believe that better prices and execution are available elsewhere.

                         IMI and the Subadviser select broker-dealers to execute
                    transactions and evaluate the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' pro-
                    fessional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be
                    considered in placing of brokerage business. The types of
                    research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by IMI and Subadviser in servicing all of its accounts. In addition, not all of these services may be used by IMI and
                    Subadviser in connection with the services it provides to the
                    Fund or the Trust. IMI and the Subadviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers and they may select broker-dealers that provide them with
                    research services. IMI and the Subadviser will not, however, execute brokerage transactions other than at the best price and execution.

                         When a security proposed to be purchased or sold for the
                    Fund is also to be purchased or sold at the same time for other accounts managed by the Subadviser, purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI or the Subadviser deems to be a desirable investment for the
                    Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice.  The Trust will value accepted












                    securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.

                         During the fiscal years ended December 31, 1992,
          1993 and
                    1994, the Fund paid brokerage commissions of $170,357,
          $98,756
                    and $139,426, respectively. During the fiscal years ended
                    December 31, 1992, 1993 and 1994, the Fund paid brokerage fees to
                    Brown Brothers of $492, $95 and $9,125, respectively.


















                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS












                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie













                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).















                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-












                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee













                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.












                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally













                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of












                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie












                                                          Investment
          Management Inc.













                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust












                                                          (1994-present).

                         As of March 31, 1995, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding Class A, Class B and Class I shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of













                    Ethics may be granted in particular circumstances after review by appropriate personnel.










































































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION       FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                    (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                    (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                    (Trustee)

                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                    (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                    (Trustee and
                     Chairman of












                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                    (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                    (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                    (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)













                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. provides business management and
                    investment advisory services to the Fund pursuant to a Business
                    Management and Investment Advisory Agreement with the Trust (the
                    "Agreement"), which was approved by the shareholders of the Fund on December 30, 1991. Prior to approval by shareholders, the













                    Agreement was approved on October 28, 1991, with respect to the
                    Fund by the Board of Trustees, including a majority of the
                    Trustees who are neither "interested persons" (as defined in the
                    1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement
          (the
                    "Independent Trustees"). IMI also currently acts as manager and investment adviser to the following investment companies
                    registered under the 1940 Act:  Ivy Emerging Growth
          Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy Bond
          Fund, Ivy
                    International Bond Fund, Ivy Canada Fund, Ivy Global
          Fund, Ivy
                    China Region Fund, Ivy Latin America Strategy Fund, Ivy
          New
                    Century Fund, Ivy Money Market Fund and Ivy Short-Term Bond Fund.
                    IMI is a wholly owned subsidiary of MIMI. MIMI currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:  Mackenzie
          National
                    Municipal Fund, Mackenzie New York Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie Limited Term Municipal Fund
                    and Mackenzie Florida Limited Term Municipal Fund.
          MIMI is a
                    subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor
                    Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is registered in
                    Ontario as a mutual fund dealer and advises Ivy Canada
          Fund.

                         The Agreement obligates IMI to make investments for the
                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other












                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,
                    the Fund pays IMI a monthly fee at an annual rate of 1.00% of the
                    Fund's average daily net assets.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.












                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million. For the fiscal years ended December 31, 1991, December 31, 1992 and
                    December 31, 1993, no reimbursements were made pursuant to this state expense limitation.

                         For the fiscal years ended December 31, 1994, 1993 and 1992,
                    IMI was paid $2,217,950, $1,302,526 and $1,129,708 by
          the Fund













                    (of which IMI reimbursed $0, $0 and $103,863 pursuant to
                    voluntary expense limitations described below).

                         On September 17, 1994, the Board of Trustees, including a
                    majority of the Independent Trustees, last approved the continuance of the Agreement. The Agreement will continue in













                    effect with respect to the Fund for more than the initial period only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the Independent
                    Trustees and (ii) either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940
          Act) of the
                    Fund or (b) by the vote of a majority of the entire
          Board of
                    Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                         PROVISIONS OF THE SUBADVISORY CONTRACT. The Trust and IMI
                    have entered into a Subadvisory Contract with an independent investment adviser with respect to the Fund. Under the Subadvisory Contract, the subadviser develops, recommends and
                    implements an investment program and strategy for the Fund's portfolio and is responsible for making all portfolio security and brokerage decisions, subject to the supervision of IMI and, ultimately, of the Board of Trustees. Fees payable under the
                    Subadvisory Contract accrue daily and are paid quarterly by IMI.












                         Effective April 1, 1993, Northern Cross serves as subadviser for the Fund's portfolio pursuant to a Subadvisory Contract (the
                    "Subadvisory Contract"). As compensation for its services,
                    Northern Cross is paid a fee by IMI at the annual rate of 0.60%
                    of the Fund's average net assets. As compensation for advisory services rendered for the period from April 1, 1993 to December 31, 1993 and for the fiscal year ended
          December 31,
                    1994, IMI paid Northern Cross $617,520 and $1,330,770,
                    respectively. Northern Cross, wholly-owned and operated by Hakan
                    Castegren, is the successor to the investment advisory functions of Boston Overseas Investors, Inc. ("BOI"), which also was wholly-owned and operated by Hakan Castegren.  Boston
          Investor
                    Services, Inc., the successor to the administrative and research functions of BOI, provides administrative and research services to Northern Cross.

                         BOI served as subadviser for the Fund's portfolio from
                    July 1, 1990 until March 31, 1993. Under its subadvisory












                    contract, IMI paid BOI a fee at an annual rate of 0.60%
          of the
                    Fund's average net assets. As compensation for advisory services rendered for the fiscal year ended December 31, 1992,
          and the
                    three-month period ended March 31, 1993, IMI paid BOI
          $677,825
                    and $163,879, respectively.













                         Any amendment to the current Subadvisory Contract requires approval by votes of (a) a majority of the outstanding voting securities of the Fund affected thereby and (b) a majority of the
                    Trustees who are not interested persons of the Trust or of any other party to such Contract. The Subadvisory Contract terminates automatically in the event of its assignment
          (as
                    defined in the 1940 Act) or upon termination of the Agreement.
                    Also, the Subadvisory Contract may be terminated by not more than
                    60 days' nor less than 30 days' written notice by either the
                    Trust or IMI or upon not less than 120 days' notice by the
                    Subadviser. The Subadvisory Contract provides that IMI or the
                    Subadviser shall not be liable to the Trust, to any shareholder of the Trust, or to any other person, except for loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                         The Subadvisory Contract will continue in effect (subject to provisions for earlier termination as described above) only if such continuance is approved at least annually (a) by a majority of the Trustees who are not interested persons of the Trust or of any other party to the Contract and (b) by either (i) a majority of all of the Trustees of the Trust or (ii) a vote of a majority of the outstanding voting securities of any Fund affected
                    thereby. On September 17, 1994, the Board of Trustees, including a majority of the Independent Trustees, last approved the
                    continuance of the Subadvisory Contract.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Class A













                    1[Shares of the Fund outstanding as of October 22, 1993 have been redesignated as "Class A" shares of the Fund.] and Class B shares of the Fund under an Amended and Restated Distribution Agreement with the Trust dated October 23, 1993 (the
          "Distribution
                    Agreement"). Effective October 1, 1993, MIFDI, a wholly-owned subsidiary of MIMI, succeeded to and is continuing MIMI's broker-
                    dealer activities. The provisions of the Trust's previous
                    Distribution Agreement with MIMI remain unchanged by the
                    succession. MIFDI distributes shares of the Fund through broker-
                    dealers who are members of the National Association of Securities
                    Dealers, Inc. and who have executed dealer agreements with MIFDI.
                    MIFDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of
                    Fund shares. Pursuant to the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price,
          as set
                    forth in the Fund's then-current Prospectus, and the
          net asset
                    value on which such price is based.  Out of such
          commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time.  During the fiscal year ended
          December 31,
                    1992, MIMI received from sales of Class A shares of the
          Fund
                    $233,541 in sales commissions, of which $61,392 was
          retained
                    after dealers' re-allowances; and during the period
          from
                    January 1, 1993 to September 30, 1993, MIMI received from sales of Class A shares of the Fund $262,908 in sales commissions, of which $41,306 was retained after dealers'
          re-allowances.  During
                    the period from October 1, 1993 to December 31, 1993,
          MIFDI
                    received from sales of Class A shares of the Fund
          $215,623 in
                    sales commissions, of which $33,877 was retained after dealers'
                    re-allowances.  During the fiscal year ended December
          31, 1994,
                    MIFDI received from sales of Class A shares of the Fund $788,610 in sales commissions, of which $124,786 was retained after dealers' re-allowances. Furthermore, MIFDI is entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's
                    Prospectus. MIFDI may re-allow all or a portion of the contingent deferred sales charge to dealers as MIFDI may
                    determine from time to time. During the fiscal year ended
                    December 31, 1992, the periods from January 1, 1993 to September 30, 1993, and from October 1, 1993 to
          December 31,
                    1993, MIMI and MIFDI, respectively, received no contingent deferred sales charges upon certain redemptions of Class A shares of the Fund.  During the period from October 23, 1993
          (the date
                    on which Class B shares of the Fund were first offered for sale to the public) to December 31, 1993, MIFDI received
          $439 in
                    contingent deferred sales charges paid upon certain redemptions of Class B shares of the Fund. During the fiscal year ended
                    December 31, 1994, MIFDI received $23,381 in contingent deferred sales charges paid upon certain redemptions of Class B shares of the Fund.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
























                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted













                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan," collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be; except that the Fund's Class A Plan provides that the service fee will apply only to Class A shares issued after
                    December 31, 1991. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.
                    Pursuant to the Fund's Plans, payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The
                    Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such













                    expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.























                    For the fiscal year ended December 31, 1992, the Fund paid MIMI
                    $17,921, pursuant to the Class A Plan. For the period from
                    January 1, 1993 to September 30, 1993, the Fund paid MIMI $22,673 pursuant to the Class A Plan. For the period from October 1,
                    1993 to December 31, 1993, the Fund paid MIFDI $9,196 pursuant to the Class A Plan.  For the fiscal year ended December
          31, 1994,
                    the Fund paid MIFDI $168,356, pursuant to the Class A Plan. For the period from October 23, 1993 (the date on which Class B shares of the Fund were first offered for sale to the public) to
                    December 31, 1993, the Fund paid MIFDI $2,339 pursuant to the
                    Class B Plan.  For the fiscal year ended December 31,
          1994, the
                    Fund paid MIFDI $175,505, pursuant to the Class B Plan.

                         During the fiscal year ended to December 31, 1994, MIFDI
                    expended the following amounts in marketing Class A shares of the
                    Fund: advertising, $17,209; printing and mailing of prospectuses to persons other than current shareholders, $82,479; compensation to dealers, $257,799; compensation to sales personnel, $331,426;
                    seminars and meetings, $64,450; travel and entertainment,
                    $94,174; general and administrative, $141,130;
          telephone,
                    $12,810; occupancy and equipment rental, $28,637.

                         During the fiscal year ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class B shares of the












                    Fund: advertising, $1,487; printing and mailing of prospectuses to persons other than current shareholders, $7,128; compensation to dealers, $22,281; compensation to sales personnel, $28,644;
                    seminars and meetings, $5,570; travel and entertainment, $8,139;
                    general and administrative, $12,197; telephone, $1,107;
          and
                    occupancy and equipment rental, $2,475.

                         Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                         Ivy Financial Services, Inc. previously served as the
                    principal distributor of the Fund's shares until December 31,
                    1991. Ivy Financial Services, Inc. bore all of the expenses it incurred under the previous Distribution Agreement.

                    CUSTODIAN
























                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges located at
                    40 Water Street, Boston, Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian
                    Agreement with the Trust.  Under the Custodian
          Agreement, Brown
                    Brothers also provides certain financial services for the Fund, including bookkeeping, computation of daily net asset value, maintenance of income, expense and brokerage records, and
                    provision of all information required by the Trust in order to satisfy its reporting and filing requirements. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules,
                    Brown Brothers Harriman & Co. has entered into subcustodial agreements for the holding of the Fund's foreign securities.
                    Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement, effective
                    April 1, 1994, MIMI provides certain accounting and pricing services for the Fund. As compensation for those services, the
                    Fund pays MIMI a monthly fee plus telephone, delivery, and other out-of-pocket expenses as incurred.  The monthly fee is
          based
                    upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10 million
          and
                    under; $2,500 when net assets are over $10 million to
          $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million. The payments to MIMI amounted to $48,788 for the nine months ended
                    December 31, 1994. Prior to April 1, 1994, the Fund utilized an unrelated entity for fund accounting and pricing services. Such fees and expenses for the fiscal year ended December
          31, 1994
                    totalled $88,790.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.00 per open account for Class A and Class B, and $10.25 per open account for Class I. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the fiscal year ended December 31, 1994 totalled $367,973.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets for























                    Class A and Class B, and .01% of its average daily net assets for
                    Class I.  Such fees for the fiscal year ended December
          31, 1994
                    totalled $218,308.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.


                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited
                    number of shares of beneficial interest (no par value per share).
                    When issued, shares of each Class of the Fund are fully paid, non-assessable, redeemable and fully transferable.  No
          Class of
                    shares of the Fund has preemptive rights or subscription rights.

                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.













                    The Trustees have further authorized the issuance of Classes A and B for the Fund, Ivy New Century Fund, Ivy Bond
          Fund, Ivy
                    Canada Fund, Ivy Global Fund, Ivy Short-Term Bond Fund,
          Ivy
                    Growth Fund, Ivy Emerging Growth Fund, Ivy Growth with
          Income
                    Fund, Ivy International Fund, Ivy Money Market Fund,
          Ivy China
                    Region Fund and Ivy Latin America Strategy Fund, as well as Class
                    I for Ivy Short-Term Bond Fund, Ivy Bond Fund and Ivy International Fund. In addition, the Trustees have authorized an
                    additional class, Class C, for Ivy Growth with Income Fund issued only to shareholders of Mackenzie Growth & Income Fund, a former series of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public.

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Amended and Restated Declaration of Trust. Shares of each class of the Fund entitle their holders to one vote per share
          (with
                    proportionate voting for fractional shares). All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a class vote is required by the 1940 Act.
          Shareholders of
                    the Trust vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an
                    investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Fund's Prospectus, the phrase
                    "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
                    of the outstanding shares are present in person or by proxy; or
                    (2) more than 50% of the outstanding shares of the Fund
          (or of
                    the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the












                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31, 1995, no
                    shareholder owned of record or beneficially 5% or more of the
                    Fund's outstanding Class A, Class B or Class I shares;
          except
                    that of the Class A shares of the Fund, Charles Schwab & Co. Inc.
                    Reinvest Account, 101 Montgomery Street, San Francisco, California 94104, owned of record 2,155,294.368 shares
          (22.48%);
                    and except that of the class I shares of the Fund, BankAmerica
                    State Trust Company (custodian), FBO Klukwan, Inc.,
          P.O. Box
                    32077, Juneau, Alaska 99803, owned of record
          178,808.020 shares
                    (82.35%), and National City Bank Indiana (trustee),
          Mechanics
                    Laundry & Supply Inc. Employee Pension Plan, P.O. Box
          94777,
                    Cleveland, Ohio 44101, owned of record 27,935.018 shares
                    (12.86%).

                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the























                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.


                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and the net asset value per share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) every
                    Monday through Friday (exclusive of national business holidays).























                    The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a put
                    option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's
          Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Accounting for futures contracts and options on futures
                    contracts and on certain bond indices will be in accordance with generally accepted accounting principles.

                         The portfolio securities of the Fund will include equity
                    securities which are listed on foreign exchanges.
          Certain
                    foreign exchanges may be open on Saturdays and customary United
                    States business holidays. As a consequence, the portfolio
                    securities of the Fund may be traded, and the net asset values of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.


                                            PORTFOLIO TURNOVER























                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's Portfolio turnover rate for the fiscal years
                    ended December 31, 1994 and 1993 was 7% and 19%, respectively. A portfolio turnover rate that exceeds 100% involves correspondingly higher brokerage commissions and other transaction costs, which will be borne directly by the
          Fund.  In
                    addition, net short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.














                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of
                    securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may
          redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 ($250
          for
                    retirement plans) in the Fund for a period of more than
          12
                    months. All accounts below that minimum will be redeemed
                    simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.  The
          Trust will
                    notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sum as shall raise the value of such account above that minimum.
          Should the
                    shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the proceeds thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method or Group Systematic
                    Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption.
                    Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days.
          The
                    Trustees of the Trust may change the minimum account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
























                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.


                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two
                    Classes, as of the close of business on the first business day after the last day of the calendar quarter in which the eighth anniversary of the initial issuance of such Class B shares of the
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (i) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of Class
                    B shares, Class B shares purchased through the reinvestment of dividends and capital gains distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares,












                    a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gains distributions.


                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                         GENERAL. The Fund intends to be taxed as a regulated
                    investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
          (b) derive
                    in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or























                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or
                    December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar
                    year the distributions are declared, rather than the calendar year in which the distributions are received.

                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS.
                    The taxation of equity options and OTC options on debt securities is governed by Code section 1234.  Pursuant to Code
          section 1234,
                    the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-
                    term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-
                    term, depending upon the holding period of the option.
          If the
                    option expires, the resulting loss is a capital loss and is long-
                    term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures and foreign currency
          forward
                    contracts in which the Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed under the
                    Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund
                    are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES.
                    Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options,












                    futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its
                    shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend
                    distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT
          COMPANIES.  The
                    Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
                    ("PFICs"). In general, a foreign corporation is classified as a
                    PFIC if at least one-half of its assets constitute investment-
                    type assets, or 75% or more of its gross income is investment-
                    type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be
                    subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess
                    distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The
          Fund













                    itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
          Certain
                    distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent
                    application of the PFIC rules, certain excess distributions might have been classified as capital gain.












                         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market
                    its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year.
                    Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If the Fund makes this election, the special rules described above with respect to excess distributions would still apply. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

                         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
                    securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
                    ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.













                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.












                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
          corporations by the












                    Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.
                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces a shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds a shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          Shareholders will be
                    notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the
                    form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
                    30 days before and ending 30 days after the shares are disposed
                    of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
                    received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

                         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to
                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his
                    U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified
                    within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of
                    Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the
                    IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when
                    required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                         OTHER. Distributions may also be subject to additional
                    state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to
                    U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its shareholders.
                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an
                    investment in the Fund.


                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN













                         The Fund's average annual total return quotations as they
                    may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
                    SEC. The Fund's standardized average annual total return













                    quotations may be accompanied by non-standardized total return quotations. Performance information is computed separately for the Fund's Class A, Class B and Class I shares.

                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Standardized
                    average annual total return ("Standardized Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                                   P(1 + T){superscript n}  =  ERV

                    Where:         P       = a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specified Class

                                   T       = the average annual total
          return of
                                             shares of that Class

                                   n       = the number of years

                                   ERV  =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the
                                             beginning of a designated
          period (or
                                             fractional portion thereof).

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In













                    calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial
                    $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for
                    Class B shares for periods over eight years will reflect
                    conversion of the Class B shares to Class A shares at the end of the eighth year. Each Standardized Return quotation is determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         In determining the average annual total return for the
                    Class A, Class B and Class I shares of the Fund, recurring fees,













                    if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class A, Class B
                    and Class I shares of the Fund for the periods indicated.

                                        STANDARDIZED RETURN[1]
                                      CLASS A[3] CLASS B  CLASS I[5]

                    One year ended
                      December 31,
                      1994:           (2.06%)    (2.04%)  (1.77%)

                    Five years ended
                      December 31,
                      1994:           8.15%[6]   N/A      N/A

                    Inception[*] to
                      December 31,
                      1994:[10]       14.62%[7]  5.71%[4] 4.27%

                                      NON-STANDARDIZED RETURN[2]
                                      CLASS A[3] CLASS B  CLASS I[5]

                    One year ended
                      December 31,
                      1994:           3.92%      2.96%    3.23%

                    Five years ended
                      December 31,
                      1994:           9.44%[8]   N/A      N/A

                    Inception[*] to
                      December 31,
                      1994:[10]       15.42%[9]  9.03%    8.41%

                    _________________________

                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%.
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable contingent deferred sales
                         charge imposed on a redemption of Class B shares held for
                         the period.












                    [2] The Non-Standardized Return figures do not reflect the deduction of any initial or contingent deferred sales
                         charge.

                    [3] Shares of the Fund outstanding as of October 22, 1993 have been redesignated as "Class A" shares of the Fund.

                    [4] The Standardized Return figure for Class B shares reflects the deduction of a 5% contingent deferred sales charge.

                    [5] Class I shares are not subject to an initial or a contingent deferred sales charge; therefore, the
          Non-Standardized
                         Return figures would be identical to the Standardized Return figures. No Class I shares of the Fund were outstanding
                         during the time periods indicated.

                    [6] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been 8.13%.

                    [7] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been 14.61%.

                    [8] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-












                         Standardized Return would have been 9.42%.

                    [9] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been 15.40%.

                    [10] The total return for a period less than a full fiscal year is calculated on an aggregate basis and is not annualized.

                    [*] The inception date for the Fund (and the Class A shares of the Fund) was April 21, 1986; the inception date for the
                         Class B and Class I shares of the Fund was October 23, 1993.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):

                                   C    =    (ERV/P)-1

                    Where:         C    =    Cumulative Total Return























                                   P    =    a hypothetical initial
          investment of
                                             $1,000 to purchase shares of a
          specific
                                             Class

                                   ERV  =    ending redeemable value:  ERV
          is the
                                             value, at the end of the
          applicable
                                             period, of a hypothetical
          $1,000
                                             investment made at the
          beginning of the
                                             applicable period.

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A, Class B and Class I shares of the
                    Fund for the periods indicated, assuming the maximum 5.75% sales charge has been assessed.

                         CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1994

                              ONE YEAR  FIVE YEAR SINCE INCEPTION[*]

                    Class A   (2.06%)   47.98%    226.97%
                    Class B   (2.04%)   N/A       6.84%
                    Class I   (1.77%)   N/A       6.10%

                         The following table summarizes the calculation of Total
                    Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has not been assessed.

                         CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1994

                              ONE YEAR  FIVE YEAR SINCE INCEPTION[*]

                    Class A   3.92%     57.00%    246.92%
                    Class B   2.96%     N/A#       10.84%
                    Class I   3.23%     N/A#       10.10%

                    [*] The inception date for the Fund was April 21, 1986.












                    [#] Cumulative total return quotations are not available for
                         Class B and Class I shares for this period because no Class
                         B or Class I shares were outstanding during the time period indicated.

                         The Fund may also cite endorsements or use for comparison
                    its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII
                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director












                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.

                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The












                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A, Class B and
                    Class I shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the
                    Fund's Class A, Class B and Class I shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies.
                    At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future.


                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the













                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended
          December 31,
                    1994, the Statement of Changes in Net Assets for the fiscal years ended December 31, 1994 and December 31, 1993,
          Financial
                    Highlights, the Notes to Financial Statements, and the Report of
                    Independent Accountants are included in the December
          31, 1994
                    Annual Report to shareholders of the Fund, which is incorporated by reference into this SAI. Copies of these financial statements and this SAI may be obtained upon request and without charge from the Trust at the address and telephone number provided on the cover of this SAI.



















                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]













                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an













                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,












                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,
                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments.  The BB rating category is also used for debt












                    subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.













                                     IVY LATIN AMERICA STRATEGY FUND

                                               A SERIES OF

                                                 IVY FUND
                                  VIA MIZNER FINANCIAL PLAZA, SUITE 300
                                        700 SOUTH FEDERAL HIGHWAY
                                        BOCA RATON, FLORIDA  33432













                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)




                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of these portfolios, Ivy Latin
          America
                    Strategy Fund (the "Fund"). The other twelve portfolios of the
                    Trust are described in separate Statements of Additional
                    Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        798 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 456-5111






























                                            TABLE OF CONTENTS

              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. Government Securities
                         Investing in Latin America
                         High Yield Bonds
                         Forward Foreign Currency Contracts
                         Foreign Securities
                         Investing in Emerging Markets
                         Repurchase Agreements
                         American Depository Receipts (ADRs)
                         Foreign Currencies
                         Restricted and Illiquid Securities
                         Warrants
                         Options Transactions
                              General
                              Writing Options on Individual Securities
                              Purchasing Options on Individual Securities
                              Purchasing and Writing Options on Securities
                                   Indices
                              Risks of Options Transactions
                              Securities Index Futures Contracts
                              Risks of Securities Index Futures
                                   Combined Transactions

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         Automatic Investment Method
                         Exchange of Shares
                              Initial Sales Charge Shares
                              Contingent Deferred Sales Charge Shares
                              Class B
                         Letter of Intent
                         Retirement Plans
                              Individual Retirement Accounts
                              Qualified Plans












                              Deferred Compensation for Public Schools and
                                   Charitable Organizations ("403(b)(7)
                                   Account")
                              Simplified Employee Pension ("SEP") IRAs
                         Reinvestment Privilege
                         Rights of Accumulation
                         Systematic Withdrawal Plan
                         Group Systematic Investment Program

                    BROKERAGE ALLOCATION
                         Personal Investments by Employees of IMI

                    COMPENSATION TABLE













                    INVESTMENT ADVISORY AND OTHER SERVICES
                         Business Management and Investment Advisory
          Services
                         Distribution Services
                         Custodian

                    Fund Accounting Services
                         Transfer Agent and Dividend Paying Agent
                         Administrator
                         Auditors

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         General
                         Options, Futures and Foreign Currency Forward
          Contracts
                         Currency Fluctuations -- "Section 988" Gains or
          Losses
                         Investment in Passive Foreign Investment Companies












                         Debt Securities Acquired at a Discount
                         Distributions
                         Disposition of Shares
                         Foreign Withholding Taxes
                         Backup Withholding
                         Other

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN
                         Average Annual Total Return Quotations
                         Other Quotations, Comparisons and General
          Information

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND AND
          COMMERCIAL
                                   PAPER RATINGS


























                                    INVESTMENT OBJECTIVES AND POLICIES

                         Ivy Fund (the "Trust") is organized as a diversified, open-
                    end management investment company with thirteen series of shares.
                    One series of the Trust, Ivy Latin America Strategy
          Fund (the
                    "Fund"), is discussed in this SAI.












                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the
                    U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment












                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of such certificates.
                    Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to
                    reinvest prepayments of principal at current rates, GNMA
                    certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.













                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    INVESTING IN LATIN AMERICA

                         Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Lain American countries and the risks of
                    expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, the Fund could lose its entire investment in any such country.

                         The securities markets of Latin American countries are
                    substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than
                    U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of
                    investors in such markets.

                         The limited size of many Latin American securities markets and limited trading volume in the securities of Latin
          American
                    issuers compared to volume of trading in the securities of U.S.













                    issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

                         The Fund invests in securities denominated in currencies of
                    Latin American countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of the
          Fund's
                    assets denominated in those currencies.

                         Some Latin American countries also may have managed
                    currencies, which are not free floating against the U.S. dollar.
                    In addition, there is risk that certain Lain American countries may restrict the free conversion of their currencies into other countries. Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have
                    experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the
                    Fund's net asset value.












                         The economies of individual Latin American countries may
                    differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain
          Latin
                    American countries have experienced high levels of inflation which can have a debilitating effect on the economy. Furthermore, certain Latin American countries may impose
                    withholding taxes on dividends payable to the Fund at a higher rate than those imposed by other foreign countries.
          This may
                    reduce the Fund's investment income available for distribution to shareholders.

                         Certain Latin American countries such as Argentina, Brazil and Mexico are among the world's largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment
                    is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the
                    International Monetary Fund, and the political constraints to which a governmental entity may be subject.
          Governmental
                    entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt.
          The
                    commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations.
                    Failure to implement such reforms, achieve such levels of
                    economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.














                         Holders of sovereign debt, including the Fund, may be
                    requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.














                         Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in those countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely
                    affect prices of certain portfolio securities.
          Expropriation,
                    confiscatory taxation, nationalization, political, economic or social instability or other similar developments, such as
                    military coups, have occurred in the past and could also
                    adversely affect the Fund's investments in this region.

                         Changes in political leadership, the
          implementation of
                    market oriented economic policies, such as privatization, trade reform and fiscal and monetary reform are among the recent steps taken to renew economic growth. External debt is being restructured and flight capital (domestic capital that has left
                    home country) has begun to return. Inflation control efforts have also been implemented. Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

                    HIGH YIELD BONDS

                         The Fund may invest in corporate debt securities rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or
                    lower by Standard & Poor's Corporation ("S&P").  The
          Fund will
                    not, however, invest in securities that, at the time of













                    investment, are rated lower than C by either Moody's or S&P.
                    Securities rated Baa or BBB (and comparable unrated securities)
                    are considered by major credit-rating organizations to have speculative elements as well as investment-grade characteristics.
                    Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk"
                    bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity
                    securities. See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

                         While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality.  The
          Fund's
                    achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon IMI's credit analysis than would be the case if the Fund were investing in higher quality bonds. Should the rating of a portfolio












                    security be downgraded, IMI will determine whether it is in the
                    Fund's best interest to retain or dispose of the security.
                    However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose
                    of such bond based on then existing market conditions.

                         The secondary market on which high yield bonds are traded
                    may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental
                    analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data
                    available.

                         Furthermore, prices for high yield bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to reduce gradually their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings.
          Such













                    legislation may significantly depress the prices of outstanding securities of this type.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.












                         While the Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-
                    ties or other assets denominated in that currency. Further, the
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government securities or other high-grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    FOREIGN SECURITIES

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under "Foreign












                    Securities" under the caption "How the Fund Seeks to Achieve Its
                    Investment Goals" and under "Risk Factors", which are not
                    typically associated with investing in United States securities and which may affect the Fund's performance favorably or
                    unfavorably.

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to
                    subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock
                    dividends or other matters which may affect the prices of
                    portfolio securities.  Communications between the
          United States
                    and foreign countries may be less reliable than within the United
                    States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although
                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
























                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even
                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Fund
                    Shareholders.

                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    REPURCHASE AGREEMENTS

                         The Fund may enter into repurchase agreements.
          Repurchase
                    agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. The Fund will not enter into a repurchase agreement with more than seven days to maturity if, as a result,













                    more than 10% of the Fund's net assets would be invested in illiquid securities including such repurchase agreements. The
                    Fund may enter into repurchase agreements with banks or broker-
                    dealers deemed to be creditworthy by IMI under guidelines
                    approved by the Board of Trustees. In the event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it might otherwise be entitled as the owner of sponsored
          ADRs.

                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may
                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the
                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.
                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the












                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment
                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.

                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, and any other illiquid securities (including repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
                    Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of
                    1933. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses.
                    There may be a lapse of time between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will
                    carefully monitor each of its investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of
                    illiquidity of the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing
                    these restricted securities.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

                         The holder of a warrant has the right to purchase a given













                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                    OPTIONS TRANSACTIONS

                         GENERAL.   The Fund may engage in transactions in
          options on
                    securities and stock indices in accordance with the Fund's stated
                    investment objective and policies.  The Fund may sell
          (write)
                    covered call options on securities owned by the Fund with respect to not more than 25% of the Fund's net assets (although it is not currently contemplated that the Fund will write such options on more than 5% of its assets). The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on stock indices. Options on securities and stock indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the over-the-counter ("OTC") markets
                    (such OTC options together with any other illiquid securities shall not be in an amount exceeding 10% of the Fund's assets).
                    The Fund will not purchase put and call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.


























                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time
                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater)
                    than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)












                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires












                    unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In
                    contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When the
                    Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

                         WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. The Fund may also write
                    covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where IMI to the Fund does not anticipate significant appreciation of the underlying security in the near future or has
                    otherwise determined to dispose of the security.

                         The Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned
                    by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The
                    Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

                         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is
                    exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from
                    increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The
          Fund, as
                    the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.
                    In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase
                    of put options will not be used by the Fund for leverage
                    purposes.

                         The Fund may also purchase a put option on an underlying












                    security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                         The Fund will purchase put options only to the extent
                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of the Fund to purchase options.  The Fund may write
          (sell) put
                    options on individual securities only to effect a "closing sale transaction."

                         PURCHASING AND WRITING OPTIONS ON SECURITIES
          INDICES.  The
                    Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
                    Options on indices are similar to options on individual securities, except that, rather than giving the purchaser the
                    right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option,
                    expressed in dollars, times a specified multiple (the













                    "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on
                    different indices have different multipliers.

                         When the Fund writes a call or put option on a stock index, the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high-grade debt securities equal to the contract value.
          A call
                    option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the
                    Custodian the difference in cash, U.S. Government securities or other high-grade debt securities. A put option is also "secured"
                    if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or
          (ii) less
                    than the exercise price of the put written, provided that the
                    Fund maintains in a segregated account with the Custodian the difference in cash, U.S. Government securities or other high-
                    grade debt securities.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or
                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist
                    when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed
                    on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    SECURITIES INDEX FUTURES CONTRACTS

                         The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of
                    securities held in the Fund's portfolio or which it intends to purchase.

                         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the 500 common stocks included in the
                    Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500
                    Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth
                    $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the
                    S&P 500 Index at a specified future date at a contract price of












                    $150 and the S&P 500 Index is at $154 on that future date, the
                    Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

                         RISKS OF SECURITIES INDEX FUTURES. The Fund's success in
                    using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of
                    individual stocks.

                         The Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures
          (and
                    therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.
                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

                         Although the Fund intends to establish positions in these












                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a













                    position, and it may have to liquidate other investments to meet its cash needs.

                         Although some index futures contracts call for making or
                    taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the












                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         The Fund will only enter into index futures contracts or
                    futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging"
                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing an index futures contract, the Fund will
                    maintain with its custodian (and mark-to-market on a daily basis)
                    cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling an index futures contract, the Fund will
                    maintain with its custodian (and mark-to-market on a daily basis)
                    liquid assets that, when added to the amounts deposited with an
                    FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         COMBINED TRANSACTIONS: The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions),












                    instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."


                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objective, as set forth in the
                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority (as defined by the Investment
                    Company Act of 1940, as amended (the "1940 Act")) of the
                    outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

                             (i)   borrow money, except for temporary or
          emergency
                         purposes; provided that the Fund maintains asset coverage of
                         300% for all borrowings;

                            (ii)   purchase securities on margin;

                           (iii)   sell securities short;

                            (iv)   lend any funds or other assets, except
          that this
                         restriction shall not prohibit (a) the entry into repurchase agreements, (b) the purchase of publicly distributed bonds, debentures and other securities of a similar type, or
                         privately placed municipal or corporate bonds, debentures
                         and other securities of a type customarily purchased by
                         institutional investors or publicly traded in the securities markets, or (c) the lending of portfolio securities
                         (provided that the loan is secured continuously by collateral consisting of U.S. Government securities or cash
                         or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the market value of the securities loaned;

                             (v)   participate in an underwriting or
          selling group in
                         connection with the public distribution of securities except for its own capital stock;














                            (vi)   purchase from or sell to any of its
          officers or
                         trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of
                         the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940;

                           (vii)   purchase or sell real estate or
          commodities and
                         commodity contracts;

                          (viii)   make an investment in securities of
          companies in
                         any one industry (except obligations of domestic banks or
                         the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market
                         value of the Fund's total assets at the time of such
                         investment;

                            (ix)   issue senior securities, except as
          appropriate to













                         evidence indebtedness which it is permitted to incur, and
                         except to the extent that shares of the separate classes or series of the Trust may be deemed to be senior securities;
                         provided that collateral arrangements with respect to
                         currency-related contracts, futures contracts, options or
                         other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; or

                         Under the 1940 Act, the Fund is permitted, subject to the
                    above investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (vii) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

                                         ADDITIONAL RESTRICTIONS

                         Unless otherwise indicated, the Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, the Fund may not:

                             (i)   invest in oil, gas or other mineral
          leases or
                         exploration or development programs;

                            (ii) engage in the purchase and sale of puts, calls,













                         straddles or spreads (except to the extent described in the
                         Prospectus and in this SAI);














                           (iii)   invest in companies for the purpose of
          exercising
                         control of management;

                            (iv)   invest more than 5% of its total assets
          in
                         warrants, valued at the lower of cost or market, or more
                         than 2% of its total assets in warrants, so valued, which
                         are not listed on either the New York or American
          Stock
                         Exchanges;

                             (v)   invest more than 5% of the value of its
          total
                         assets in the securities of unseasoned issuers, including
                         their predecessors, which have been in operation for less
                         than three years;

                            (vi)   purchase or retain securities of any
          company if
                         officers and Trustees of the Trust and officers and
                         directors of Ivy Management, Inc., MIMI or
          Mackenzie
                         Financial Corporation who individually own more than 1/2 of
                         1% of the securities of that company together own beneficially more than 5% of such securities;

                           (vii) purchase securities of other investment companies,
                         except in connection with a merger, consolidation or sale of assets, and except that it may purchase shares of other
                         investment companies subject to such restrictions as may be imposed by the Investment Company Act of 1940 and rules
                         thereunder or by any state in which its shares are registered;

                           (viii)  invest more than 15% of its net assets
          taken at
                         market value at the time of investment in "illiquid
                         securities," provided, however, that the Fund will not
                         invest more than 10% of its total assets in securities of
                         issuers that are restricted from selling to the public
                         without registration under the Securities Act of 1933.
                         Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private
                         placements), repurchase agreements maturing in more than
                         seven days, certain options traded over the counter that the
                         Fund has purchased, securities being used to cover certain options that a fund has written, securities for which market quotations are not readily available, or other securities
                         which legally or in IMI's opinion, subject to the Board's
                         supervision, may be deemed illiquid, but shall not include any instrument that, due to the existence of a trading
                         market, to the Fund's compliance with certain conditions
                         intended to provide liquidity, or to other factors, is
                         liquid; or

                         (ix) purchase or retain securities of an issuer if, with
                         respect to 75% of the Fund's total assets, such purchase
                         would result in more than 10% of the outstanding voting
                         securities of such issuer being held by the Fund.
























                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, the Fund
                    may purchase and sell OTC options on stock indices if
          (a)
                    exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and
                    (c) the broker-dealers with whom the Fund enters into such transactions have a minimum net worth of $20 million. Moreover, so long as it remains a restriction of the Ohio
          Division of
                    Securities, the Fund will treat securities eligible for resale under Rule 144A of the Securities Act of 1933 as subject to the
                    Fund's restriction on investing in restricted securities.
                    Finally, with respect to the investment restrictions set forth in paragraphs (v), (vii) and (viii) above, the Fund will notify
                    Shareholders 30 days before changing its investment policies with respect to any of the investment practices described therein.

                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy New
          Century Fund,
                    Ivy International Bond Fund, Ivy Canada Fund, Ivy
          Global Fund,
                    Ivy Bond Fund, Ivy Short-Term Bond Fund and Ivy Money
          Market
                    Fund, the other twelve series of Ivy Fund; Mackenzie California
                    Municipal Fund, Mackenzie Florida Limited Term
          Municipal Fund,
                    Mackenzie Limited Term Municipal Fund, Mackenzie
          National
                    Municipal Fund and Mackenzie New York Municipal Fund, the five series of Mackenzie Series Trust; (collectively, with the Funds, the "Ivy Mackenzie Funds"). Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.













                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt of telephone instructions by The Mackenzie
          Ivy
                    Investor Services Corp. ("MIISC") or written notice to MIISC from the investor. See "Automatic Investment Method" in the New
                    Account Application.

                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for













                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus, ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.













                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Mackenzie California
                    Municipal Fund, Ivy Bond Fund, Mackenzie National Municipal Fund,
                    Mackenzie New York Municipal Fund, Ivy Canada Fund, Ivy
          Global
                    Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy Emerging
                    Growth Fund, Ivy International Fund, Ivy China Region
          Fund and
                    Ivy New Century Fund ("Table 1 Funds"):






























                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              5%
                         Second                             4%
                         Third                              3%
                         Fourth                             3%
                         Fifth                              2%
                         Sixth                              1%
                         Seventh and thereafter             0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Mackenzie Florida Limited Term
                    Municipal Fund, Ivy Short-Term Bond Fund and Mackenzie
          Limited
                    Term Municipal Fund ("Table 2 Funds"):

                                                  CONTINGENT DEFERRED SALES
                                                  CHARGE AS A PERCENTAGE OF
                         YEAR SINCE PURCHASE      DOLLAR AMOUNT SUBJECT TO
          CHARGE

                         First                              3%
                         Second                             2-1/2%
                         Third                              2%
                         Fourth                             1-1/2%
                         Fifth                              1%
                         Sixth and thereafter               0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1












                    Fund ("new Class B shares") after having held the outstanding













                    Class B shares for two years. The 3% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can legally be made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.
















                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in












                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the New Account Application in the Fund's Prospectus. Any investor may submit a Letter of Intent stating
                    that he or she will invest, over a period of 13 months, at least
                    $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may
                    include the value (at the applicable offering price) of all
                    Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with
                    Income Fund, Ivy Emerging Growth Fund, Ivy China Region Fund, Ivy
                    New Century Fund, Ivy International Fund, Ivy International Bond
                    Fund, Ivy Short-Form Bond Fund, Ivy Bond Fund, Ivy Canada Fund,
                    Ivy Global Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie Limited Term Municipal Fund,
                    Mackenzie Florida Limited Term Municipal Fund and Mackenzie New
                    York Municipal Fund (and shares that have been exchanged into Ivy
                    Money Market Fund from any of the other funds in the Ivy
                    Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the Letter of
                    Intent, the Transfer Agent will hold Class A shares representing
                    5% of the indicated amount (less any accumulation credit value)
                    in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated
                    amount is not purchased during the term of the Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of
                    Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares of the Fund may be purchased in connection with
                    several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
                    Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
                    Initial and subsequent purchase payments in connection with tax-
                    deferred retirement plans must be at least $25 per participant.
























                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         Retirement Plan New Account Fee         No fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS. Shares of the Trust may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)












                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of either spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is no greater than a specified level
          ($40,000 for
                    married couples filing a joint return, $25,000 for single
                    individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active
                    participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.

                         QUALIFIED PLANS. For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Retirement
          Plan.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.























                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,00 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.













                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The transfer agent will furnish custodial services to the
                    employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT").
                    Section 403(b)(7) of the Internal Revenue Code of 1986, as
                    amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the
                    Fund in conjunction with such an arrangement. The sales charge for purchases of less than $10,000 of Class A shares is set forth under "403(b)(7) Retirement Plans" in the Fund's
          Prospectus.
                    Sales charges for purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales
          Charge
                    Alternative--Class A Shares" in the Prospectus. The special application for a 403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or becomes disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS. An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by the transfer agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charge applies to any investment of
                    $50,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative--Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). (The reduced sales charge does not apply to purchases of Class A shares of the
                    Fund by 403(b)(7) retirement plan accounts.) The reduced sales charge is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy Money Market Fund)
                    by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy International Bond Fund, Ivy
          China Region
                    Fund, Ivy New Century Fund, Ivy Short-Term Bond Fund,
          Ivy Bond
                    Fund, Ivy Canada Fund, Ivy Global Fund, Mackenzie
          National
                    Municipal Fund, Mackenzie California Municipal Fund,
          Mackenzie
                    New York Municipal Fund, Mackenzie Limited Term
          Municipal Fund
                    and Mackenzie Florida Limited Term Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to $50,000 or more for the Fund, Ivy
          Growth
                    Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
                    International Fund, Ivy International Bond Fund, Ivy China Region
                    Fund, Ivy New Century Fund, Ivy Canada Fund and Ivy Global Fund;
                    $100,000 or more for Ivy Bond Fund, Mackenzie National Municipal
                    Fund, Mackenzie California Municipal Fund and Mackenzie New York
                    Municipal Fund; $25,000 or more for Mackenzie Florida
          Limited












                    Term Municipal Fund and Mackenzie Limited Term Municipal Fund; or
                    $1,000,000 or more for Ivy Short-Term Bond Fund.

                         At the time an investment takes place, MIMI, in the case of a wire order, or MIISC, in the case of a direct mail remittance, must be notified by the investor or his dealer that the investment qualifies for the reduced charge on the basis of
                    previous investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the
                    Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. The
                    Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

























                         Additional investments in the Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or
                    contingent deferred sales charges.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of the Fund may be purchased in connection with
                    investment programs established by employee or other groups using systematic payroll deductions or other systematic payment
                    arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
                    Unless shares of the Fund are purchased in conjunction with IRAs
                    (see "How to Purchase Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing,












                    Simplified Redemptions and other optional privileges, as
                    described in the Prospectus, to shareholders using group
                    systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust
                    reserves the right to change these fees from time to time without advance notice.

                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's  portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the
          Fund for












                    such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in the placing of brokerage business. The types of research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effect securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.












                         During the period from November 1, 1994
          (commencement of
                    operations) to December 31, 1994, the Fund paid brokerage
                    commissions of $5,491. During that period, the Fund paid no brokerage fees to Brown Brothers.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no
                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.























                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management













                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie























                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"












                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.



























                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie












                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie























                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);













          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of March 31, 1995 the Officers and Trustees of the Trust
                    as a group owned 2.31% of the outstanding Class A and none of the outstanding Class B shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.










































































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                  PENSION OR
                                                  RETIREMENT
          TOTAL
                                                  BENEFITS     ESTIMATED
          COMPENSA-
                                     AGGREGATE    ACCRUED AS   ANNUAL
          TION FROM
                                     COMPENSA-    PART OF      BENEFITS
          TRUST
                    NAME,            TION         FUND         UPON
          PAID TO
                    POSITION         FROM TRUST   EXPENSES     RETIREMENT
          TRUSTEES

                    John S.          7,112        N/A          N/A
          7,112
                     Anderegg, Jr.
                     (Trustee)

                    Paul H.          7,112        N/A          N/A
          7,112
                     Broyhill
                     (Trustee)

                    Frank W.         7,112        N/A          N/A
          7,112
                     DeFriece, Jr.
                     (Trustee)

                    Michael G.       - 0 -        N/A          N/A
          - 0 -
                     Landry
                     (Trustee and
                     President)












                    Michael R.       - 0 -        N/A          N/A
          - 0 -
                     Peers
                     (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.        7,112        N/A          N/A
          7,112
                     Rosenthal
                     (Trustee)

                    Richard N.       8,000        N/A          N/A
          8,000
                     Silverman
                     (Trustee)

                    J. Brendan       7,112        N/A          N/A
          7,112
                     Swan (Trustee)

                    Keith J.         - 0 -        N/A          N/A
          - 0 -
                     Carlson
                     (Vice President)

                    C. William       - 0 -        N/A          N/A
          - 0 -
                     Ferris
                     (Secretary/
                     Treasurer)













                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc., ("IMI") provides business management and investment advisory services to the Fund pursuant to a
                    Business Management and Investment Advisory Agreement with the












                    Trust (the "Agreement"), which was approved by the sole shareholder of the Fund on October 28, 1994. Prior to approval
                    by the sole shareholder, the Agreement was approved on September
                    17, 1994, with respect to the Fund by the Board of Trustees, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees"). IMI also acts a manager and investment adviser to the following investment companies registered under the 1940 Act:  Ivy Emerging Growth
          Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy Bond
          Fund, Ivy
                    International Bond Fund, Ivy International Fund, Ivy Global Fund,
                    Ivy New Century Fund, Ivy China Region Fund, Ivy Canada Fund, Ivy
                    Short-Term Bond Fund and Ivy Money Market Fund. IMI is a wholly owned subsidiary of MIMI. MIMI currently acts as manager and investment adviser to the following investment companies
                    registered under the 1940 Act:  Mackenzie National
          Municipal
                    Fund, Mackenzie New York Municipal Fund, Mackenzie
          California
                    Municipal Fund, Mackenzie Limited Term Municipal Fund and
                    Mackenzie Florida Limited Term Municipal Fund. MIMI is a
                    subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor
                    Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is registered in
                    Ontario as a mutual fund dealer and advises Ivy Canada
          Fund.

                         The Agreement obligates IMI to make investments for the












                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other












                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,
                    the Fund pays IMI a monthly fee at an annual rate of 1.00% of the
                    Fund's average daily net assets. During the period from November
                    1, 1994 (commencement of operations) to December 31,
          1994, IMI
                    received fees of $1,006, from the Fund.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million. Required expense reimbursements for the Fund for the two months ended
                    December 31, 1994 were $13,333.

                         IMI currently limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest, taxes, brokerage












                    commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of the Fund's average daily net assets. As long as the Fund's expense
                    limitation continues, it may lower the Fund's expense and
                    increase its yield. The Fund's expense limitation may be
                    terminated or revised at any time, at which time the Fund's expense may increase and its yield may be reduced, depending on the total assets of the Fund. Voluntary expense reimbursements for the Fund for the two months ended December 31, 1994 were
                    $523.

                         The initial term of the Agreement between IMI and the Fund commenced on October 30, 1994 and will run for a period of two years from that date. The Agreement will continue in effect with respect to the Fund for more than the initial period only so long as the continuance is specifically approved at least annually (i)
                    by the vote of a majority of the Independent Trustees and (ii)
                    either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance
          (or
                    adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the
                    Fund.  See "Capitalization and Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.












                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Class A and
                    Class B shares of the Fund under an Amended and Restated
                    Distribution Agreement with the Trust dated October 29, 1994 (the
                    "Distribution Agreement").  Effective October 1, 1993,
          MIFDI, a
                    wholly-owned subsidiary of MIMI, succeeded to and is continuing
                    MIMI's broker-dealer activities. MIFDI distributes shares of the
                    Fund through broker-dealers who are members of the National
                    Association of Securities Dealers, Inc. and who have executed dealer agreements with MIFDI. MIFDI distributes shares of the
                    Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of Fund shares. Pursuant to the
                    Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.













                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price,
          as set
                    forth in the Fund's then-current Prospectus, and the
          net asset
                    value on which such price is based.  Out of such
          commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time.  During the period from November 1,
          1994
                    (commencement of operations) to December 31, 1994, MIFDI received no contingent deferred sales charges on redemptions of Class B shares of the Fund. Furthermore, MIFDI is entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's
                    Prospectus. MIFDI may re-allow all or a portion of the contingent deferred sales charge to dealers as MIFDI may
                    determine from time to time. During the period from November 1,
                    1994 (commencement of operations to December 31, 1994,
          MIFDI
                    received from sales of Class A shares of the Fund
          $7,492, in
                    sales commissions, of which $1,071 was retained after dealers re-
                    allowances.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus,























                    shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan," collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the Fund's Plans, payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The Class A
                    Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

























                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.
                    During the period from November 1, 1994 (commencement of
                    operations) to December 31, 1994, the Fund paid MIFDI
          $208,
                    pursuant to the Class A plan. During the period from November 1,
                    1994 (commencement of operations) to December 31, 1994, the Fund paid MIFDI $157, pursuant to the Class B plan.

                         During the two months ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class A shares of the
                    Fund: advertising, $32; printing and mailing of prospectuses to persons other than current shareholders, $1,478; compensation to dealers, $635, compensation to sales personnel, $606;
          seminars
                    and meetings, $159; travel and entertainment, $167; general and administrative, $230; telephone, $23; and occupancy and equipment rental, $52.

                         During the two months ended December 31, 1994, MIFDI
                    expended the following amounts in marketing Class B shares of the
                    Fund: advertising, $6; printing and mailing of prospectuses to persons other than current shareholders, $279;
          compensation to
                    dealers, $1120; compensation to sales personnel, $114; seminars and meetings, $30; travel and entertainment, $31;
          general and
























                    administrative, $43; telephone, $4; and occupancy and equipment rental, $10.

                         Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN

                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges located at
                    40 Water Street, Boston, Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian













                    Agreement with the Trust, on behalf of the Fund. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules,
                    Brown Brothers Harriman & Co. has entered into subcustodial agreements for the holding of the Fund's foreign securities.
                    Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for
          the Fund.
                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10
          million
                    and under; $2,500 when net assets are over $10 million
          to $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million. During the period from November 1, 1994 (commencement of operations) to
                    December 31, 1994 , the Fund paid MIMI $2,505 under the agreement.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.00 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the for the period November 1, 1994 (commencement of operations)
                    through December 31, 1994 totalled $123.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees for the period November 1, 1994 (commencement of operations)
                    through December 31, 1994 totalled $100.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited












                    number of shares of beneficial interest (no par value per share).
                    When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A and B for the Fund, Ivy Bond Fund, Ivy International Bond Fund,
                    Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term Bond Fund, Ivy
                    Growth Fund, Ivy Emerging Growth Fund, Ivy Growth with
          Income
                    Fund, Ivy China Region Fund, Ivy Money Market Fund, Ivy
          New
                    Century Fund and Ivy International Fund, as well as Class I for
                    Ivy Short-Term Bond Fund, Ivy Bond Fund and Ivy
          International
                    Fund. In addition, the Trustees have authorized an additional class, Class C, for Ivy Growth with Income Fund issued only to shareholders of Mackenzie Growth & Income Fund, a former series of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy Growth with
          Income Fund
                    and not offered for sale to the public.

























                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Amended and Restated Declaration of Trust. Shares of each Class of the Fund entitle their holders to one vote per share
          (with
                    proportionate voting for fractional shares).  All
          Classes of
                    shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a Class vote is required by the 1940 Act.
          Shareholders of
                    the Fund vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an
                    investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Fund's Prospectus, the phrase
                    "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
                    of the outstanding shares are present in person or by proxy; or












                    (2) more than 50% of the outstanding shares of the Fund
          (or of
                    the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31, 1995 no
                    shareholder owned of record or beneficially 5% or more of the
                    Fund's outstanding shares, except that of the outstanding Class A shares of the Fund, Mackenzie Investment Management,
          Inc, 700
                    South Federal Highway, Boca Raton, Florida 33432, owned of record
                    13,368.353 shares (15.76%), and IBT (custodian) FBO K. Tricinella, 6121 East 61st Street, Tulsa, Oklahoma
          74136, owned























                    of record 4,507.652 shares (5.31%); and except that of the outstanding Class B shares of the Fund, IBT (custodian) FBO G. E.
                    Pattyson, P.O. Box 11, Terrace Bay, Ontario, Canada POT
          2W0,
                    owned of record 10,000 shares (30.17%), NFSC FEBO J. &
          S.
                    Piontek, 409 Berkly Place, Olivette, MO 63132, owned of record
                    4,432.624 shares (13.37%), NFSC FEBO R. S. Faley, 1706
          New
                    Hampshire Avenue NW, Washington, DC 20009, owned of record
                    4,145.937 shares (12.50%) and IBT (custodian) FBO M. McCaffery,
                    215 Ermine Drive, New Castle, Delaware 19720, owned of record
                    2,034.947 shares (6.13%).

                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus, should be considered remote.













                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and the net asset value per share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) every
                    Monday through Friday (exclusive of national business holidays).
                    The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either the Fund's Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the













                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a put
                    option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's
          Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Accounting for futures contracts and options on futures
                    contracts and on certain bond indices will be in accordance with generally accepted accounting principles.

























                         The portfolio securities of the Fund will include equity
                    securities which are listed on foreign exchanges.
          Certain
                    foreign exchanges may be open on Saturdays and customary United
                    States business holidays. As a consequence, the portfolio
                    securities of the Fund may be traded, and the net asset values of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.

                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."














                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                           The Fund's annualized Portfolio turnover rate for the
                    period from November 1, 1994 (commencement of operations) to
                    December 31, 1994 was 82%. A Portfolio turnover rate that
                    exceeds 100% usually involves correspondingly higher brokerage commissions and other transaction costs, which are borne directly by the Fund. In addition, net short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.

                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of
                    securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.














                         Subject to state law restrictions, the Trust may
          redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 ($250
          for
                    retirement plans) in the Fund for a period of more than
          12
                    months. All accounts below that minimum will be redeemed
                    simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.  The
          Trust will
                    notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sum as shall raise the value of such account above that minimum.
          Should the
                    shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the proceeds thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method or Group Systematic
                    Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption.
                    Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days.
          The
                    Trustees of the Trust may change the minimum account size.

                         If a shareholder has given authorization for telephonic













                    redemption privilege, shares can be redeemed and proceeds sent by












                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.

                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two












                    Classes, as of the close of business on the first business day after the last day of the calendar quarter in which the eighth anniversary of the initial issuance of such Class B shares of the
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (i) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of Class
                    B shares, Class B shares purchased through the reinvestment of dividends and capital gains distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gains distributions.

                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.












                         GENERAL. The Fund intends to be taxed as a regulated
                    investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
          (b) derive
                    in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government













                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or
                    December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar












                    year the distributions are declared, rather than the calendar year in which the distributions are received.

                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS.
                    The taxation of equity options and OTC options on debt securities is governed by Code section 1234.  Pursuant to Code
          section 1234,
                    the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-
                    term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-
                    term, depending upon the holding period of the option.
          If the
                    option expires, the resulting loss is a capital loss and is long-
                    term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.
                    Certain options, futures and foreign currency forward contracts in which the Fund may invest may be "section 1256 contracts."
                    Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses;
                    however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character.
          Also, section
                    1256 contracts held by the Fund at the end of each taxable year
                    (and on certain other dates prescribed under the Code) are
                    "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund
                    are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES.
                    Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its
                    shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend
                    distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT
          COMPANIES.  The
                    Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
                    ("PFICs"). In general, a foreign corporation is classified as a
                    PFIC if at least one-half of its assets constitute investment-
                    type assets, or 75% or more of its gross income is investment-
                    type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be
                    subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess












                    distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The
          Fund
                    itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
          Certain
                    distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent













                    application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market
                    its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year.
                    Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If the Fund makes this election, the special rules described above with respect to excess distributions would still apply. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

                         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
                    securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
                    ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, if the Fund invests in certain high yield OID obligations issued by corporations, a portion of the OID accruing on such obligations may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the
                    Fund by its corporate shareholders, to the extent attributable to such portion of accrued OID, may be eligible for this deduction for dividends received by corporate shareholders if so designated by the Fund in a written notice to shareholders.

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt












                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
          corporations by the
                    Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.













                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces a shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds a shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          Shareholders will be
                    notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the












                    form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a













                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
                    30 days before and ending 30 days after the shares are disposed
                    of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
                    received by the shareholder with respect to such shares.














                         In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

                         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.


























                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to
                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his
                    U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified
                    within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of
                    Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the
                    IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when
                    required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

                         OTHER. Distributions may also be subject to additional
                    state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to
                    U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its shareholders.
                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an
                    investment in the Fund.

                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

                         The Fund's average annual total return quotations as they
                    may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
                    SEC. The Fund's standardized average annual total return
                    quotations may be accompanied by non-standardized total return quotations. Performance information is computed separately for the Fund's Class A and Class B shares.

                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Standardized












                    average annual total return ("Standardized Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                                   P(1 + T){superscript n}  =  ERV

                    Where:         P    =    a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specified Class

                                   T    =    the average annual total
          return of
                                             shares of that Class

                                   n    =    the number of years

                                   ERV  =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the
                                             beginning of a designated
          period (or
                                             fractional portion thereof).

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in
          additional
                    shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares, the maximum 5.75% sales charge is deducted from the initial
          $1,000
                    payment and, for Class B shares and assuming complete redemption at the end of the applicable period, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for
                    Class B shares for periods over eight years will reflect
                    conversion of the Class B shares to Class A shares at the end of the eighth year. Each Standardized Return quotation is determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         In determining the average annual total return for the
                    Class A and Class B shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund. The following table
                    summarizes the Standardized and Non-Standardized Return for the
                    Class A and Class B shares of the Fund for the periods indicated.

                         The following table summarizes the calculation of the
                    Standardized and Non-Standardized Return for the Class
          A and
                    Class B shares of the Fund for the periods indicated.


          NON-STANDARDIZED
                                   STANDARDIZED RETURN[1]    RETURN[2]
                                   CLASS A     CLASS B       CLASS A
          CLASS B

                    Inception[*]
                     to December
                     31, 1994:[7]  (20.92%)[3] (20.39%)[4]   (16.10%)[5]
          (16.20%)[6]

                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%
                         The Standardized Return figures for Class B shares reflect the deduction of the applicable contingent deferred sales
                         charge imposed on a redemption of Class B shares held for
                         the period.















                    [2] The Non-Standardized Return figures for Class A shares do not reflect the deduction of any initial or contingent












                         deferred sales charge.

                    [3] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (22.79%).

                    [4] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (21.88%).

                    [5] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (18.03%).

                    [6] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (17.73%).

                    [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [*] The inception date for the Fund was November 1, 1994.

                    CUMULATIVE TOTAL RETURN.

                         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 in a specific Class of shares of the Fund for a specified period.
          Cumulative total
                    return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares.
                    Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                   C    =     (ERV/P - 1)

                    Where:         C    =    cumulative total return

                                   P    =    a hypothetical initial
          investment of












                                             $1,000 to purchase shares of a
          specific
                                             Class

                                   ERV  =    ending redeemable value:  ERV
          is the
                                             value, at the end of the
          applicable
                                             period, of a hypothetical
          $1,000
                                             investment made at the
          beginning of the
                                             applicable period.














                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has been assessed.

                       CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER
          31, 1994

                                                  SINCE
                                                  NOVEMBER 1, 1994

                                  Class A         (20.92%)

                                  Class B         (20.39%)

                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has not been assessed.














                       CUMULATIVE TOTAL RETURN FOR PERIODS ENDED DECEMBER
          31, 1994

                                                  SINCE NOVEMBER 1, 1994

                                  Class A              (16.10%)

                                  Class B              (16.20%)

                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A and Class B shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the
                    Fund's Class A and Class B shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the
                    Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future. The Fund may cite endorsements or use for comparison its performance rankings and listings reported in such newspapers as, among others:
          AAII












                    Journal, Barron's, Boston Business Journal, Boston Globe, Boston
                    Herald, Business Week, Consumer's Digest, Consumer
          Guide
                    Publications, Changing Times, Financial Planning,
          Financial
                    World, Forbes, Fortune, Growth Fund Guide, Houston
          Post,
                    Institutional Investor, International Fund Monitor,
          Investor's
                    Daily, Los Angeles Times, Medical Economics, Miami Herald, Money
                    Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
          Source
                    Book, Mutual Fund Values, National Underwriter Nelson's Director
                    of Investment Managers, New York Times, Newsweek, No
          Load Fund
                    Investor, No Load Fund* X, Oakland Tribune, Pension
          World,
                    Pensions and Investment Age, Personal Investor, Rugg and Steele,
                    Time, U.S. News and World Report, USA Today, The Wall
          Street
                    Journal, and Washington Post.

                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statements of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended
          December 31,












                    1994, the Statement of Changes in Net Assets for the fiscal year ended December 31, 1994 and for the period from November 1, 1994
                    (commencement of operations) to December 31, 1994,
          Financial
                    Highlights, the Notes to Financial Statements, and the Report of
                    Independent Accountants are included in the December
          31, 1994
                    Annual Report to shareholders of the Fund, which is incorporated by reference into this SAI. Copies of these financial statements and this SAI may be obtained upon request and without charge from the Trust at the address and telephone number provided on the cover of this SAI.
















































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]


                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                         Bonds rated Baa by Moody's are considered medium-grade












                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics,























                    these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,
                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.
























                                           IVY NEW CENTURY FUND

                                               a series of

                                                 IVY FUND
                                  Via Mizner Financial Plaza, Suite 300
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432

                                   Statement of Additional Information

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)








                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of these portfolios, Ivy New Century Fund
                    (the "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional
          Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        798 South Federal Highway












                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 777-6472

                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida  33432
                                        Telephone:  (800) 456-5111


















                                            TABLE OF CONTENTS

              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         U.S. GOVERNMENT SECURITIES
                         HIGH YIELD BONDS
                         FOREIGN SECURITIES
                         INVESTING IN EMERGING MARKETS
                         FORWARD FOREIGN CURRENCY CONTRACTS
                         REPURCHASE AGREEMENTS
                         FOREIGN CURRENCIES
                         RESTRICTED AND ILLIQUID SECURITIES
                         WARRANTS
                         AMERICAN DEPOSITORY RECEIPTS (ADRS)
                         OPTIONS TRANSACTIONS
                              GENERAL
                              WRITING OPTIONS ON INDIVIDUAL SECURITIES
                              PURCHASING OPTIONS ON INDIVIDUAL SECURITIES
                              PURCHASING AND WRITING OPTIONS ON SECURITIES
                                   INDICES
                              RISKS OF OPTIONS TRANSACTIONS
                              SECURITIES INDEX FUTURES CONTRACTS
                              RISKS OF SECURITIES INDEX FUTURES
                              COMBINED TRANSACTIONS












                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         AUTOMATIC INVESTMENT METHOD
                         EXCHANGE OF SHARES
                              INITIAL SALES CHARGE SHARES
                              CONTINGENT DEFERRED SALES CHARGE SHARES
                         LETTER OF INTENT
                         RETIREMENT PLANS
                              INDIVIDUAL RETIREMENT ACCOUNTS
                              QUALIFIED PLANS
                              DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                                   CHARITABLE ORGANIZATIONS ("403(B)(7)
                                   ACCOUNT")
                              SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS
                         REINVESTMENT PRIVILEGE
                         RIGHTS OF ACCUMULATION
                         SYSTEMATIC WITHDRAWAL PLAN
                         GROUP SYSTEMATIC INVESTMENT PROGRAM

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
          SERVICES












                         DISTRIBUTION SERVICES
                         CUSTODIAN
                         FUND ACCOUNTING SERVICES
                         TRANSFER AGENT AND DIVIDEND PAYING AGENT
                         ADMINISTRATOR
                         AUDITORS

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER












                    REDEMPTIONS

                    TAXATION
                         GENERAL
                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS
                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES
                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES DEBT SECURITIES ACQUIRED AT A DISCOUNT
                         DISTRIBUTIONS
                         DISPOSITION OF SHARES
                         FOREIGN WITHHOLDING TAXES
                         BACKUP WITHHOLDING
                         OTHER

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN
                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS
                         CUMULATIVE TOTAL RETURN
                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION

                    FINANCIAL STATEMENTS

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND AND
          COMMERCIAL
                                   PAPER RATINGS







































                                    INVESTMENT OBJECTIVES AND POLICIES

                         Ivy Fund (the "Trust") is organized as a diversified, open-
                    end management investment company with thirteen series of shares.
                    One series of the Trust, Ivy New Century Fund (the
          "Fund"), is
                    discussed in this SAI.

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. Government securities.
          U.S.
                    Government securities are obligations of, or guaranteed by, the
                    U.S. Government, its agencies or instrumentalities.
          Securities
                    guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the
                    U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA












                    certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of such certificates.
                    Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to
                    reinvest prepayments of principal at current rates, GNMA
                    certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.
























                         Securities issued by U.S. Government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
          Federal
                    sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
          Federal Home
                    Loan Banks, Federal National Mortgage Association, and
          Student
                    Loan Marketing Association.

                    HIGH YIELD BONDS

                         The Fund may invest in corporate debt securities rated Baa or lower by  Moody's Investors Service, Inc.
          ("Moody's"), BB or
                    lower by Standard & Poor's Corporation ("S&P").  The
          Fund will
                    not, however, invest in securities that, at the time of investment, are rated lower than C by either Moody's or
          S&P.
                    Securities rated Baa or BBB (and comparable unrated securities)
                    are considered by major credit-rating organizations to have speculative elements as well as investment-grade characteristics.
                    Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk"
                    bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity
                    securities. See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

                         While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality.  The
          Fund's
                    achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon IMI's credit analysis than would be the case if the Fund were investing in higher quality bonds. Should the rating of a portfolio
                    security be downgraded, IMI will determine whether it is in the
                    Fund's best interest to retain or dispose of the security.
                    However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose
                    of such bond based on then existing market conditions.

                         The secondary market on which high yield bonds are traded
                    may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental
                    analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data
                    available.

                         Furthermore, prices for high yield bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to reduce gradually their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings.
          Such
                    legislation may significantly depress the prices of outstanding securities of this type.

                    FOREIGN SECURITIES

                         The Fund may invest in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or the instrumentalities thereof. Investors should consider carefully
                    the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the domestic investments.
                    Although the Fund intends to invest only in nations that IMI considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities,
                    political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and
                    financial reporting standards, and auditing practices and
                    requirements may not be comparable to those applicable to U.S.
                    companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United
                    Sates. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions.
          The























                    foreign securities markets of many of the countries in which the
                    Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United
          States.
                    Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although
                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,













                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even
                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Fund
                    Shareholders.

                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency contracts
                    ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for
                    trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

                         While the Fund may enter into forward contracts to reduce
                    currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of
                    currency in excess of the value of the Fund's portfolio securi-
                    ties or other assets denominated in that currency. Further, the
                    Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold U.S. Government securities or other high-
                    grade debt securities in a segregated account with its Custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, the Fund may either accept or make
                    delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.
















                    REPURCHASE AGREEMENTS

                         The Fund may enter into repurchase agreements.
          Repurchase
                    agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. The Fund will not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities including such repurchase agreements. The
                    Fund may enter into repurchase agreements with banks or broker-
                    dealers deemed to be creditworthy by IMI under guidelines
                    approved by the Board of Trustees. In the event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                    FOREIGN CURRENCIES













                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may
                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the
                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.
                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the
                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment












                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.

                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, as amended (the "1933 Act"), and any other illiquid
                    securities (including repurchase agreements of more than seven days duration and other securities which are not readily
                    marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
          Issuers of
                    restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses. There may be a lapse of time between the
                    Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such
                    security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will carefully monitor each of its investments in these securities, focusing on such important
                    factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity of the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

                    WARRANTS

                         The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
                    5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
                    Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.













                         The holder of a warrant has the right to purchase a given
                    number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
                    necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
                    Fund will lose its entire investment in such warrant.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it might otherwise be entitled as the owner of sponsored
          ADRs.

                    OPTIONS TRANSACTIONS

                         GENERAL.   The Fund may engage in transactions in
          options on












                    securities and stock indices in accordance with the Fund's stated
                    investment objective and policies.  The Fund may sell
          (write)
                    covered call options on securities owned by the Fund with respect to not more than 25% of the Fund's net assets (although it is not currently contemplated that the Fund will write such options on more than 5% of its assets). The Fund may also purchase put options on securities and may purchase and sell (write) put and call options on securities indices. Options on securities and securities indices purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets (such
                    OTC options together with any other illiquid securities shall not be in an amount exceeding 10% of the Fund's assets).
          The Fund
                    will not purchase put and call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

                         A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time
                    during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the
                    purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.












                         If the writer of an option wishes to terminate the
                    obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date.













                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater)
                    than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by a Fund, are taxable as ordinary income.
          See
                    "Taxation."

                         The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less)
                    than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires
                    unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

                         Exchange-traded options generally have
          standardized terms
                    and are issued by a regulated clearing organization (such as the
                    Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction.
          In












                    contrast, the terms of OTC options are negotiated by the Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee.
          When the
                    Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction.
          Accordingly,
                    IMI will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

                         WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    write (sell) covered call options on the Fund's securities in an attempt to realize a greater current return than would be
                    realized on the securities alone. The Fund may also write
                    covered call options to hedge a possible stock or bond market decline (only to the extent of the premium paid to the Fund for the options). In view of the investment objectives of the Fund, the Fund generally would write call options only in circumstances where IMI does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security.












                         The Fund may write covered call options as described in the
                    Fund's Prospectus. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will (i) own the underlying securities subject to the option, or (ii) have the right to acquire the underlying
                    securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned
                    by the Fund. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option. The
                    Fund may purchase call options on individual securities only to effect a "closing purchase transaction."

                         As the writer of a call option, the Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is
                    exercised. So long as the Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from
                    increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

                         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
          Fund may
                    purchase a put option on an underlying security owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security. The
          Fund, as
                    the holder of the put option, may sell the underlying security at the exercise price regardless of any decline in its market price.
                    In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. The premium paid for the put option would reduce any capital gain otherwise available for distribution when the security is eventually sold. The purchase
                    of put options will not be used by the Fund for leverage
                    purposes.












                         The Fund may also purchase a put option on an underlying
                    security which it owns and at the same time write a call option on the same security with the same exercise price and expiration date. Depending on whether the underlying security appreciates or depreciates in value, the Fund would sell the underlying security for the exercise price either upon exercise of the call option written by it or by exercising the put option held by it.
                    The Fund would enter into such transactions in order to profit from the difference between the premium received by the Fund for the writing of the call option and the premium paid by the Fund for the purchase of the put option, thereby increasing the Fund's current return.

                         The Fund will purchase put options only to the extent












                    permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.
                    Such authorities may impose further limitations on the ability of the Fund to purchase options.  The Fund may write
          (sell) put
                    options on individual securities only to effect a "closing sale transaction."

                         PURCHASING AND WRITING OPTIONS ON SECURITIES
          INDICES.  The
                    Fund may purchase and sell (write) put and call options on securities indices. An index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities so included.
                    Options on securities indices are similar to options on individual securities, except that, rather than giving the
                    purchaser the right to take delivery of an individual security at a specified price, they give the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return
                    for the premium received, to make delivery of this amount.

                         The multiplier for an index option performs a function
                    similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the
                    difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on
                    different indices have different multipliers.














                         When the Fund writes a call or put option on a stock index, the option is "covered", in the case of a call, or "secured", in the case of a put, if the Fund maintains in a segregated account with the Custodian cash, U.S. Government securities or other high-grade debt securities equal to the contract value.
          A call
                    option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is
                    (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided that the Fund maintains in a segregated account with the












                    Custodian the difference in cash, U.S. Government securities or other high-grade debt securities. A put option is also "secured"
                    if the Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or
          (ii) less
                    than the exercise price of the put written, provided that the
                    Fund maintains in a segregated account with the Custodian the difference in cash, U.S. Government securities or other high-
                    grade debt securities.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security
          (or
                    securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

                         There can be no assurance that a liquid market will exist
                    when the Fund seeks to close out an option position.













                    Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. There is no assurance that the Fund will be able to close out an OTC option position at a favorable price prior to its expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."

                         The Fund's success in using options techniques depends,












                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    SECURITIES INDEX FUTURES CONTRACTS

                         The Fund may enter into securities index futures contracts as an efficient means of regulating the Fund's exposure to the equity markets. The Fund will not engage in transactions in futures contracts for speculation but only as a hedge against changes resulting from market conditions in the values of
                    securities held in the Fund's portfolio or which it intends to purchase.

                         An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the 500 common stocks included in the
                    Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500
                    Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth












                    $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the securities index at the expiration of the contract.
          For
                    example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4).
                    If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of
                    $150 and the S&P 500 Index is at $154 on that future date, the
                    Fund will lose $2,000 (500 units x loss of $4).













                         RISKS OF SECURITIES INDEX FUTURES. The Fund's success in
                    using hedging techniques depends, among other things, on IMI's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of












                    individual stocks.

                         The Fund's ability to hedge effectively all or a portion of its securities through transactions in index futures
          (and
                    therefore the extent of its gain or loss on such transactions)
                    depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities.
                    Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect.

                    Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the hedging instrument.

                         Although the Fund intends to establish positions in these
                    instruments only when there appears to be an active market, there is no assurance that a liquid market will exist at a time when the Fund seeks to close a particular option or futures position.
                    Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or
                    sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, the Fund may experience losses as a result of its inability to close out a
                    position, and it may have to liquidate other investments to meet its cash needs.

                         Although some index futures contracts call for making or
                    taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         The Fund will only enter into index futures contracts or
                    futures options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use futures contracts and related options only for "bona fide hedging"













                    purposes, as such term is defined in applicable regulations of the CFTC.

                         When purchasing an index futures contract, the Fund will
                    maintain with its custodian (and mark-to-market on a daily basis)
                    cash, U.S. Government securities, or other high-grade debt securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling an index futures contract, the Fund will
                    maintain with its custodian (and mark-to-market on a daily basis)
                    liquid assets that, when added to the amounts deposited with an
                    FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the
                    Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."


                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objective, as set forth in the
                    Prospectus under "Investment Objectives and Policies," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority (as defined by the 1940 Act)
                    of the outstanding voting shares of the Fund. Under these
                    restrictions, the Fund may not:

                         (i)   borrow money, except for temporary or
          emergency













                               purposes; provided that the Fund maintains asset
                               coverage of 300% for all borrowings;

                         (ii)  purchase securities on margin;

                         (iii) sell securities short;

                         (iv) lend any funds or other assets, except that this
                               restriction shall not prohibit (a) the entry into
                               repurchase agreements, (b) the purchase of publicly
                               distributed bonds, debentures and other
          securities of
                               a similar type, or privately placed
          municipal or
                               corporate bonds, debentures and other
          securities of a
                               type customarily purchased by institutional investors
                               or publicly traded in the securities
          markets, or (c)
                               the lending of portfolio securities
          (provided that
                               the loan is secured continuously by
          collateral
                               consisting of U.S. Government securities or cash or
                               cash equivalents maintained on a daily
          marked-to-
                               market basis in an amount at least equal to the
                               market value of the securities loaned;

                         (v) participate in an underwriting or selling group in
                               connection with the public distribution of securities
                               except for its own capital stock;

                         (vi) purchase from or sell to any of its officers or
                               trustees, or firms of which any of them are members
                               or which they control, any securities (other than
                               capital stock of the Fund), but such persons or firms
                               may act as brokers for the Fund for
          customary
                               commissions to the extent permitted by the Investment












                               Company Act of 1940;

                         (vii) purchase or sell real estate or commodities and
                               commodity contracts;

                        (viii) make an investment in securities of companies in any one industry (except obligations of domestic banks or
                               the U.S. Government, its agencies,
          authorities, or
                               instrumentalities) if such investment would cause
                               investments in such industry to exceed 25% of the
                               market value of the Fund's total assets at the time
                               of such investment;

                         (ix)  issue senior securities, except as
          appropriate to
                               evidence indebtedness which it is permitted to incur,
                               and except to the extent that shares of the separate












                               classes or series of the Trust may be deemed to be
                               senior securities; provided that collateral arrangements with respect to currency-related
                               contracts, futures contracts, options or other
                               permitted investments, including deposits of initial
                               and variation margin, are not considered to be the
                               issuance of senior securities for purposes of this
                               restriction; or














                         (x)   purchase securities of any one issuer
          (except U.S.
                               Government securities) if as a result more than 5% of
                               the Fund's total assets would be invested in such
                               issuer or the Fund would own or hold more than 10% of
                               the outstanding voting securities of that issuer;
                               provided, however, that up to 25% of the value of the
                               Fund's total assets may be invested without regard to
                               these limitations.

                         Under the 1940 Act, the Fund is permitted, subject to the
                    above investment restrictions, to borrow money only from banks.
                    The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (vii) to prohibit investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.


                                         ADDITIONAL RESTRICTIONS

                         Unless otherwise indicated, the Fund has adopted the
                    following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy.
                    Under these restrictions, the Fund may not:

                         (i) invest in oil, gas or other mineral leases or
                               exploration or development programs;

                         (ii) engage in the purchase and sale of puts, calls,













                               straddles or spreads (except to the extent described
                               in the Prospectus and in this SAI);

                         (iii) invest in companies for the purpose of exercising
                               control of management;

                         (iv) invest more than 5% of its total assets in warrants,
                               valued at the lower of cost or market, or more than
                               2% of its total assets in warrants, so
          valued, which
                               are not listed on either the New York or American
                               Stock Exchanges;














                         (v)   invest more than 5% of the value of its
          total assets
                               in the securities of unseasoned issuers, including
                               their predecessors, which have been in
          operation for
                               less than three years;

                         (vi) purchase or retain securities of any company if
                               officers and Trustees of the Trust and
          officers and
                               directors of Ivy Management, Inc., MIMI or
          Mackenzie
                               Financial Corporation who individually own more than
                               1/2 of 1% of the securities of that company together
                               own beneficially more than 5% of such
          securities;

                         (vii) purchase securities of other investment companies,












                               except in connection with a merger,
          consolidation or
                               sale of assets, and except that it may
          purchase
                               shares of other investment companies subject to such
                               restrictions as may be imposed by the
          Investment
                               Company Act of 1940 and rules thereunder or by any
                               state in which its shares are registered; or

                        (viii) invest more than 15% of its net assets taken at
                               market value at the time of investment in "illiquid
                               securities", provided, however, that the
          Fund will
                               not invest more than 10% of its total assets in
                               securities of issuers that are restricted from
                               selling to the public without registration under the
                               Securities act of 1933. Illiquid securities may
                               include securities subject to legal or
          contractual
                               restrictions on resale (including private placements), repurchase agreements maturing in more
                               than seven days, certain options traded over the
                               counter that the Fund has purchased,
          securities being
                               used to cover certain options that a fund has
                               written, securities for which market
          quotations are
                               not readily available, or other securities which
                               legally or in IMI's opinion, subject to the Board's
                               supervision, may be deemed illiquid, but shall not
                               include any instrument that, due to the
          existence of
                               a trading market, to the Fund's compliance with
                               certain conditions intended to provide
          liquidity, or
                               to other factors, is liquid.














                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.












                         In addition to the above restrictions, so long as it remains a policy of the California Department of Corporations, the Fund
                    may purchase and sell OTC options on stock indices if
          (a)
                    exchange-traded options are not available, (b) an active OTC market exists that establishes pricing and liquidity, and
                    (c) the broker-dealers with whom the Fund enters into such transactions have a minimum net worth of $20 million. Moreover, so long as it remains a restriction of the Ohio
          Division of
                    Securities, the Fund will treat securities eligible for resale under Rule 144A of the Securities Act of 1933 as subject to the
                    Fund's restriction on investing in restricted securities.
                    Finally, with respect to the investment restrictions set forth in paragraphs (v), (vii) and (viii) above, the Fund will notify shareholders 30 days before changing its investment policies with respect to any of the investment practices described therein.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy International Bond Fund, Ivy Canada Fund, Ivy
                    Global Fund, Ivy Bond Fund, Ivy Short-Term Bond Fund, and Ivy
                    Money Market Fund, the other twelve series of Ivy Fund;
          and
                    Mackenzie California Municipal Fund, Mackenzie Florida
          Limited
                    Term Municipal Fund, Mackenzie Limited Term Municipal
          Fund,
                    Mackenzie National Municipal Fund and Mackenzie New
          York
                    Municipal Fund, the five series of Mackenzie Series
          Trust
                    (collectively, with the Funds, the "Ivy Mackenzie
          Funds").













                    Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt of telephone instructions by The Mackenzie
          Ivy
                    Investor Services Corp. ("MIISC") or written notice to MIISC from the investor. See "Automatic Investment Method" in the New
                    Account Application.












                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for












                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus, ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.

                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.













                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Mackenzie California
                    Municipal Fund, Mackenzie National Municipal Fund, Mackenzie New
                    York Municipal Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Growth
                    Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
                    International Fund, Ivy Latin America Strategy Fund,
          Ivy
                    International Bond Fund, Ivy Bond Fund and Ivy China Region Fund
                    ("Table 1 Funds"):

                                                            CONTINGENT
          DEFERRED SALES
                                                            CHARGE AS A
          PERCENTAGE OF












                                                            DOLLAR AMOUNT
          SUBJECT TO
                              YEAR SINCE PURCHASE           CHARGE

                              First                                   5%
                              Second                                  4%
                              Third                                   3%
                              Fourth                                  3%
                              Fifth                                   2%
                              Sixth                                   1%
                              Seventh and thereafter                  0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Mackenzie Florida Limited Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund and Ivy
                    Short-Term Bond Fund ("Table 2 Funds"):













                                                            CONTINGENT
          DEFERRED SALES
                                                            CHARGE AS A
          PERCENTAGE OF
                                                            DOLLAR AMOUNT
          SUBJECT TO
                              YEAR SINCE PURCHASE           CHARGE

                              First                                   3%
                              Second                                  2
          1/2%
                              Third                                   2%
                              Fourth                                  1
          1/2%
                              Fifth                                   1%
                              Sixth and thereafter                    0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2 1/2% contingent deferred sales charge that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by
                    "tacking" the two year holding period of the outstanding Class B shares onto the three year holding period of the new
          Class B
                    shares, the investor will be deemed to have held the new Class B shares for five years.

                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can legally be made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account. See the New Account Application in the Fund's Prospectus. Any investor may submit a Letter of Intent stating












                    that he or she will invest, over a period of 13 months, at least
                    $50,000 in Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the Letter of Intent will be backdated. A shareholder may
                    include the value (at the applicable offering price) of all
                    Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with
                    Income Fund, Ivy Emerging Growth Fund, Ivy
          International Fund,
                    Ivy China Region Fund, Ivy Latin America Strategy Fund,
          Ivy
                    Short-Term Bond Fund, Ivy Bond Fund, Ivy International Bond Fund,












                    Ivy Canada Fund, Ivy Global Fund, Mackenzie National
          Municipal
                    Fund, Mackenzie California Municipal Fund, Mackenzie Limited Term
                    Municipal Fund, Mackenzie Florida Limited Term Municipal Fund and
                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Transfer Agent will hold Class A shares representing 5% of the indicated amount (less any accumulation credit value) in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the
                    Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A
                    Letter of Intent does not obligate the investor to buy or the
                    Trust to sell the indicated amount of Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares of the Fund may be purchased in connection with
                    several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
                    Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
                    Initial and subsequent purchase payments in connection with tax-
                    deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         No fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account













                    For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.














                         INDIVIDUAL RETIREMENT ACCOUNTS. Shares of the Trust may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of either spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is no greater than a specified level
          ($40,000 for
                    married couples filing a joint return, $25,000 for single
                    individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active
                    participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.

                         QUALIFIED PLANS. For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Retirement
          Plan.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
          (generally to
                    $150,00 for benefits accruing in plan years beginning after 1993, with annual inflation adjustments). A self-employed individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.














                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59 1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The transfer agent will furnish custodial services to the
                    employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"). Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Fund in conjunction with such an arrangement. The sales charge for purchases of less than
                    $10,000 of Class A shares is set forth under "403(b)(7) Retirement Plans" in the Fund's Prospectus. Sales
          charges for












                    purchases of $10,000 or more of Class A shares are the same as those set forth under "Initial Sales Charge
          Alternative--Class A
                    Shares" in the Prospectus. The special application for a
                    403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (5) rolled over the distribution. There is no set-up fee for
                    403(b)(7) Accounts and the annual maintenance fee is $20.00.












                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS. An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.













                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by the transfer agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charge applies to any investment of
                    $50,000 or more in Class A shares of the Fund.  See
          "Initial
                    Sales Charge Alternative--Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). (The reduced sales charge does not apply to purchases of Class A shares of the
                    Fund by 403(b)(7) retirement plan accounts.) The reduced sales charge is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy Money Market Fund)
                    by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy International Bond Fund, Ivy Bond
          Fund, Ivy
                    Short-Term Bond Fund, Ivy Canada Fund, Ivy Global Fund, Mackenzie
                    National Municipal Fund, Mackenzie California Municipal
          Fund,
                    Mackenzie New York Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund and Mackenzie Florida Limited Term Municipal Fund
                    (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the
                    Class A shares being purchased, amounts to $50,000 or more for the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
          Ivy
                    Emerging Growth Fund, Ivy International Fund, Ivy International













                    Bond Fund, Ivy China Region Fund, Ivy Latin America
          Strategy
                    Fund, Ivy Canada Fund and Ivy Global Fund; $100,000 or more for
                    Ivy Bond Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    California Municipal Fund and Mackenzie New York Municipal Fund;
                    $25,000 or more for Mackenzie Florida Limited Term Municipal Fund and Mackenzie Limited Term Municipal Fund; or $1,000,000 or more for Ivy Short-Term Bond Fund.

                         At the time an investment takes place, MIMI, in the case of a wire order, or MIISC, in the case of a direct mail remittance, must be notified by the investor or his dealer that the investment qualifies for the reduced charge on the basis of
                    previous investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the
                    Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan
                    (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. The
                    Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.














                         Additional investments in the Fund made by investors
                    participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or
                    contingent deferred sales charges.

                         An investor may terminate his participation in the
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.
















                    GROUP SYSTEMATIC INVESTMENT PROGRAM

                         Shares of the Fund may be purchased in connection with
                    investment programs established by employee or other groups using systematic payroll deductions or other systematic payment
                    arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.












                    Unless shares of the Fund are purchased in conjunction with IRAs
                    (see "How to Purchase Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check writing,
                    Simplified Redemptions and other optional privileges, as
                    described in the Prospectus, to shareholders using group
                    systematic investment programs.

                         With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, the Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
                    (or portion thereof) the account is maintained.  The
          Trust may
                    collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
          Trust
                    reserves the right to change these fees from time to time without advance notice.


                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's  portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the
          Fund for
                    such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.














                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in the placing of brokerage business. The types of research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effect securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         During the period from November 1, 1994
          (commencement of
                    operations) to December 31, 1994, the Fund paid brokerage
                    commissions of $2,611. During that period, the Fund paid no brokerage fees to Brown Brothers Harriman & Co. ("Brown Brothers").

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no
                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.























                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.












                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)












                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).















                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie













                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,












                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.












                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).













                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.












                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).

                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie












                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance












                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of March 31, 1995, the Officers and Trustees of the Trust
                    as a group owned 18.29% of the outstanding Class A shares and none of the outstanding Class B shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.










































































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)












                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION       FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                     (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                     (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                     (Trustee)

                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                     (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                     (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                     (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                     (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112












                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                     (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)













                                  INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") provides business management
                    and investment advisory services to the Fund pursuant to a
                    Business Management and Investment Advisory Agreement with the
                    Trust (the "Agreement"), which was approved by the sole shareholder of the Fund on October 28, 1994. Prior to approval
                    by the sole shareholder, the Agreement was approved on September
                    17, 1994, with respect to the Fund, by the Board of Trustees, including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees"). IMI also acts as manager and investment adviser to the following investment companies registered under the 1940 Act:  Ivy Emerging Growth
          Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy Bond
          Fund, Ivy
                    Short-Term Bond Fund, Ivy International Bond Fund, Ivy International Fund, Ivy Global Fund, Ivy Latin America
          Fund, Ivy
                    Canada Fund, China Region Fund and Ivy Money Market Fund. IMI is
                    a wholly owned subsidiary of MIMI. MIMI currently acts as
                    manager and investment adviser to the following investment companies registered under the 1940 Act:  Mackenzie
          National
                    Municipal Fund, Mackenzie New York Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie Limited Term Municipal Fund
                    and Mackenzie Florida Limited Term Municipal Fund.
          MIMI is a
                    subsidiary of Mackenzie Financial Corporation ("MFC"), 150 Bloor
                    Street West, Toronto, Ontario, Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is registered in
                    Ontario as a mutual fund dealer and advises Ivy Canada
          Fund.

                         The Agreement obligates IMI to make investments for the
                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the












                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other












                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,
                    the Fund pays IMI a monthly fee at an annual rate of 1.00% of the












                    Fund's average daily net assets. During the period from November
                    1, 1994 (commencement of operations) to December 31,
          1994, IMI
                    received fees of $912 from the Fund.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes,












                    distribution expenses, brokerage commissions and extraordinary expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million. Required expense reimbursements for the Fund for the two months ended
                    December 31, 1994 were $16,415.

                         IMI currently limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest, taxes, brokerage












                    commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 1.95% of the Fund's average daily net assets. As long as the Fund's expense
                    limitation continues, it may lower the Fund's expense and
                    increase its yield. The Fund's expense limitation may be
                    terminated or revised at any time, at which time the Fund's expense may increase and its yield may be reduced, depending on the total assets of the Fund. Voluntary expense reimbursements for the Fund for the two months ended December 31, 1994 were
                    $502.

                         The initial term of the Agreement between IMI and the Fund commenced on October 30, 1994 and will run for a period of two years from that date. The Agreement will continue in effect with respect to the Fund for more than the initial period only so long as the continuance is specifically approved at least annually (i)
                    by the vote of a majority of the Independent Trustees and (ii)
                    either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance
          (or
                    adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the
                    Fund.  See "Capitalization and Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Class A and
                    Class B shares of the Fund under an Amended and Restated
                    Distribution Agreement with the Trust dated October 29, 1994 (the
                    "Distribution Agreement").  Effective October 1, 1993,
          MIFDI, a
                    wholly-owned subsidiary of MIMI, succeeded to and is continuing
                    MIMI's broker-dealer activities. MIFDI distributes shares of the
                    Fund through broker-dealers who are members of the National












                    Association of Securities Dealers, Inc. and who have executed dealer agreements with MIFDI. MIFDI distributes shares of the
                    Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of Fund shares. Pursuant to the
                    Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.













                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price,
          as set
                    forth in the Fund's then-current Prospectus, and the
          net asset
                    value on which such price is based.  Out of such
          commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time.  During the period from November 1,
          1994
                    (commencement of operations) to December 31, 1994, MIFDI received from sales of Class A Shares of the Fund $5,766 in sales
                    commissions, of which $865 as retained after dealer re-allowances. Furthermore, MIFDI is entitled to deduct a contingent deferred sales charge on the redemption of
          Class A












                    shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's
                    Prospectus. MIFDI may re-allow all or a portion of the contingent deferred sales charge to dealers as MIFDI may
                    determine from time to time. During the period from November 1,
                    1994 (commencement of operations) to December 31, 1994,
          MIFDI
                    received no contingent deferred sales charges on redemptions of
                    Class B Shares of the Fund.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on












                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus,












                    shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A












                    Plan" and the "Class B Plan," collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the Fund's Plans, payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The Class A
                    Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.














                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review. During the period from November 1, 1994 (commencement of operations) to December
                    31, 1994, the Fund paid MIFDI $196 pursuant to the Class A plan.
                    During the period from November 1, 1994 (commencement of













                    operations) to December 31, 1994, the Fund paid MIFDI
          $124
                    pursuant to the Class B plan.

                         During the period from November 1, 1994
          (commencement of
                    operations) through December 31, 1994, MIFDI expended the
                    following amounts in marketing Class A shares of the
          Fund:
                    advertising, $30; printing and mailing of prospectuses to persons other than current shareholders, $1,700; compensation to dealers,
                    $629; compensation to sales personnel, $574, seminars and
                    meetings, $157; travel and entertainment, $158; general and administrative, $218; telephone, $22; and occupancy and equipment rental, $44.

                         During the period from November 1, 1994
          (commencement of
                    operations) through December 31, 1994, MIFDI expended the
                    following amounts in marketing Class B shares of the
          Fund:
                    advertising, $5; printing and mailing of prospectuses to persons other than current shareholders, $267; compensation to dealers,
                    $99; compensation to sales personnel, $90; seminars and meetings,












                    $25; travel and entertainment, $25; general and administrative,
                    $34; telephone, $ 3; and occupancy and equipment rental, $8.

                         Each Plan may be amended at any time with respect to the













                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or renewed).

                    CUSTODIAN

                         Brown Brothers, a private bank and member of the principal securities exchanges located at 40 Water Street, Boston,
                    Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian Agreement with the Trust, on behalf of the Fund. Rules adopted under the 1940 Act permit the
                    Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories.
                    Pursuant to those rules, Brown Brothers Harriman & Co.
          has
                    entered into subcustodial agreements for the holding of the
                    Fund's foreign securities. Brown Brothers may receive, as
                    partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.













                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for
          the Fund.
                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10
          million
                    and under; $2,500 when net assets are over $10 million
          to $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million. During the period from November 1, 1994 (commencement of operations) to
                    December 31, 1994, the Fund paid MIMI $2,505 under the agreement.

                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of












                    $20.00 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. Such fees and expenses for the two months from November 1, 1994 (commencement of operations)
                    through December 31, 1994 totalled $140.












                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI
                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. Such fees for the two months from November 1, 1994
          (commencement of
                    operations) through December 31, 1994 totalled $91.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.


                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited
                    number of shares of beneficial interest (no par value per share).
                    When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.












                    The Trustees have further authorized the issuance of Classes A and B for the Fund, Ivy Bond Fund, Ivy International Bond Fund,
                    Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term Bond Fund, Ivy
                    Growth Fund, Ivy Emerging Growth Fund, Ivy Growth with
          Income
                    Fund, Ivy International Fund, Ivy Money Market Fund,
          Ivy China
                    Region Fund and Ivy Latin America Strategy Fund, as well as Class
                    I for Ivy Short-Term Bond Fund, Ivy Bond Fund and Ivy International Fund. In addition, the Trustees have authorized an
                    additional class, Class C, for Ivy Growth with Income Fund issued only to shareholders of Mackenzie Growth & Income Fund, a former series of The Mackenzie Funds Inc., in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public.














                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Amended and Restated Declaration of Trust. Shares of each class of the Fund entitle their holders to one vote per share
          (with
                    proportionate voting for fractional shares). All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a class vote is required by the 1940 Act.
          Shareholders of
                    the Fund vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an
                    investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Fund's Prospectus, the phrase
                    "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
                    of the outstanding shares are present in person or by proxy; or
                    (2) more than 50% of the outstanding shares of the Fund
          (or of
                    the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         To the knowledge of the Trust, as of March 31,
          1995, no
                    shareholder owned of record or beneficially 5% or more
          of the
                    Fund's outstanding shares, except that of the outstanding Class A shares of the Fund, M. G. Landry, 1001 SW 2nd Avenue, Boca Raton,
                    Florida 33432, owned of record 16,868.60 shares
          (18.28%),
                    Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box
                    2052, Jersey City, New Jersey 07303, owned of record
          12,675.00












                    shares (13.74%), and Mackenzie Investment Management, Inc., 700
                    South Federal Highway, Boca Raton, Florida 33432, owned of record
                    6,798.451 shares (7.37%); and except that of the
          outstanding
                    Class B shares of the Fund, D. Santi, 10875-6 Scripps
          Ranch
                    Blvd., San Diego, California 92131, owned of record
          3,144.654
                    shares (9.06%), Resources Trust Company (custodian) FBO
          A.












                    McFarlan, P.O. Box 5900, Denver, Colorado 80217, owned of record
                    2,718.308 shares (7.83%), and Paine Webber FBO R.
          Kapche, 1231
                    Emerald Green Lane, Houston, Texas 77094, owned of record
                    2,657.000 shares (7.65%).

                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.


                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts.
          A
                    security listed or traded on a recognized stock exchange or
                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of












                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.













                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and the net asset value per share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., eastern time) every
                    Monday through Friday (exclusive of national business holidays).
                    The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a put
                    option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's
          Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Accounting for futures contracts and options on futures
                    contracts and on certain bond indices will be in accordance with generally accepted accounting principles.













                         The portfolio securities of the Fund will include equity
                    securities which are listed on foreign exchanges.
          Certain












                    foreign exchanges may be open on Saturdays and customary United
                    States business holidays. As a consequence, the portfolio
                    securities of the Fund may be traded, and the net asset values of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.


                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's Portfolio turnover rate for the period from
                    November 1, 1994 (commencement of operations) to
          December 31,
                    1994 was 0%.


                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of
                    securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may
          redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 ($250
          for
                    retirement plans) in the Fund for a period of more than
          12
                    months. All accounts below that minimum will be redeemed
                    simultaneously when MIMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.  The
          Trust will
                    notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sum as shall raise the value of such account above that minimum.
          Should the
                    shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the proceeds thereof to the shareholder. However, those shareholders who are investing pursuant to the Automatic Investment Method or Group Systematic
                    Investment Program will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption.
                    Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so redeemed into another qualified plan within 60 days.
          The
                    Trustees of the Trust may change the minimum account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by
                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.


                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two
                    Classes, as of the close of business on the first business day after the last day of the calendar quarter in which the eighth anniversary of the initial issuance of such Class B shares of the
                    Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (i) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original













                    Class B shares were issued. For purposes of conversion of Class
                    B shares, Class B shares purchased through the reinvestment of dividends and capital gains distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gains distributions.


                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.


























                         GENERAL. The Fund intends to be taxed as a regulated
                    investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
          (b) derive
                    in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
                    (iii) foreign currencies (or options, futures, or forward
                    contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or
                    December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar























                    year the distributions are declared, rather than the calendar year in which the distributions are received.

                         OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD
          CONTRACTS.
                    The taxation of equity options and OTC options on debt securities is governed by Code section 1234.  Pursuant to Code
          section 1234,
                    the premium received by the Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-
                    term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-
                    term, depending upon the holding period of the option.
          If the
                    option expires, the resulting loss is a capital loss and is long-
                    term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures and foreign currency
          forward
                    contracts in which the Fund may invest may be "section
          1256
                    contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed under the
                    Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         The transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund
                    are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

























                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures and forward contracts.

                         CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR
          LOSSES.
                    Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the
                    Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.
                    Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its
                    shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend
                    distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT
          COMPANIES.  The
                    Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies
                    ("PFICs"). In general, a foreign corporation is classified as a
                    PFIC if at least one-half of its assets constitute investment-
                    type assets, or 75% or more of its gross income is investment-
                    type income.  If the Fund receives a so-called "excess













                    distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess
                    distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares.  The
          Fund
                    itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
          Certain
                    distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent
                    application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may be able to elect to mark to market
                    its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year.
                    Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If the Fund makes this election, the special rules described above with respect to excess distributions would still apply. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

                         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
                    securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
                    ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, if the Fund invests in certain high yield OID obligations issued by corporations, a portion of the OID accruing on such obligations may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the
                    Fund by its corporate shareholders, to the extent attributable to such portion of accrued OID, may be eligible for this deduction for dividends received by corporate shareholders if so designated by the Fund in a written notice to shareholders.












                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the












                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
          corporations by the
                    Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.
                    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital which is applied against and reduces a shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds a shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          Shareholders will be












                    notified annually as to the U.S. Federal tax status of distributions and shareholders receiving distributions in the
                    form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
                    30 days before and ending 30 days after the shares are disposed
                    of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
                    received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
          "reinvestment right"
                    means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.















                         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to
                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his
                    U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified
                    within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.












                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                         BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of
                    Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the
                    IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or
          (3) when
                    required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.












                         OTHER. Distributions may also be subject to additional
                    state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to
                    U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its shareholders.
                    Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an
                    investment in the Fund.


                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

                         The Fund's average annual total return quotations as they
                    may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
                    SEC. The Fund's standardized average annual total return
                    quotations may be accompanied by non-standardized total return quotations. Performance information is computed separately for the Fund's Class A and Class B shares.

                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Standardized
                    average annual total return ("Standardized Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending
                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:














                                   P(1 + T){superscript n}  =  ERV

                    Where:         P    =    a hypothetical initial payment
          of $1,000
                                             to purchase shares of a
          specified Class

                                   T    =    the average annual total
          return of
                                             shares of that Class

                                   n    =    the number of years














                                   ERV  =    the ending redeemable value of
          a
                                             hypothetical $1,000 payment
          made at the
                                             beginning of a designated
          period (or
                                             fractional portion thereof).

                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares, and assuming complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial
                    $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for
                    Class B shares for periods over eight years will reflect
                    conversion of the Class B shares to Class A shares at the end of the eighth year. Each Standardized Return quotation is determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.

                         In determining the average annual total return for the
                    Class A and Class B shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The following table summarizes the calculation of the
                    standardized and non-standardized return for the Class
          A and
                    Class B Shares of the Fund for the periods indicated.


                                    STANDARDIZED RETURN[1]  NON-STANDARIZED
          RETURN[2]
                                    CLASS A     CLASS B     CLASS A
          CLASS B

                    Inception* to
                      December 31,













                      1994[7]:      (18.48%)[3] (17.92%)[4] (13.50%)[5]%
          (13.60%)[6]

                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 5.75%
                         The standardized figures for Class B shares reflect the
                         deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the
                         period.

                    [2] The Non-Standardized Return figures for Class A shares do not reflect the deduction of any initial or contingent
                         deferred sales charge.

                    [3] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (20.07%).

                    [4] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (19.48%).

                    [5] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (15.15%).

                    [6] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (15.25%).














                    [7] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [*] The inception date for the Fund was November 1, 1994.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over such periods, according to the following formula (cumulative total return is then
                    expressed as a percentage):

                                   C    =    (ERV/P)-1

                    Where:         C    =    Cumulative Total Return

                                   P    =    a hypothetical initial
          investment of
                                             $1,000 to purchase shares of a
          specific
                                             Class

                                   ERV  =    ending redeemable value:  ERV
          is the
                                             value, at the end of the
          applicable
                                             period, of a hypothetical
          $1,000
                                             investment made at the
          beginning of the
                                             applicable period.
























                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has been assessed.

                                             CUMULATIVE TOTAL RETURN FOR
          PERIODS
                                             ENDED DECEMBER 31, 1994

                                             SINCE
                                             NOVEMBER 1, 1994

                                   Class A   (18.48%)
                                   Class B   (17.92%)

                         The following table summarizes the calculation of Total
                    Return for the Class A and Class B shares of the Fund for the periods indicated, assuming the maximum 5.75% sales charge has not been assessed.

                                             CUMULATIVE TOTAL RETURN FOR
          PERIODS
                                             ENDED DECEMBER 31, 1994

                                             SINCE
                                             NOVEMBER 1, 1994

                                   Class A   (13.50%)
                                   Class B   (13.60%)


                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482.
          Communications not
                    subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A and Class B shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the
                    Fund's Class A and Class B shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the
                    Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future. The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII Journal, Barron's, Boston
                    Business Journal, Boston Globe, Boston Herald, Business
          Week,
                    Consumer's Digest, Consumer Guide Publications, Changing Times,
                    Financial Planning, Financial World, Forbes, Fortune, Growth Fund
                    Guide, Houston Post, Institutional Investor,
          International Fund
                    Monitor, Investor's Daily, Los Angeles Times, Medical Economics,
                    Miami Herald, Money Mutual Fund Forecaster, Mutual Fund Letter,
                    Mutual Fund Source Book, Mutual Fund Values, National Underwriter
                    Nelson's Director of Investment Managers, New York
          Times,
                    Newsweek, No Load Fund Investor, No Load Fund* X,
          Oakland
                    Tribune, Pension World, Pensions and Investment Age,
          Personal
                    Investor, Rugg and Steele, Time, U.S. News and World Report, USA
                    Today, The Wall Street Journal, and Washington Post.


                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended
          December 31,
                    1994, the Statement of Changes in Net Assets for the fiscal year ended December 31, 1994 and for the period from November 1, 1994
                    (commencement of operations) to December 31, 1994,
          Financial
                    Highlights, the Notes to Financial Statements, and the Report of
                    Independent Accountants are included in the December
          31, 1994
                    Annual Report to shareholders of the Fund, which is incorporated by reference into this SAI. Copies of these financial statements and this SAI may be obtained upon request and without charge from the Trust at the address and telephone number provided on the cover of this SAI.


































                                                APPENDIX A

                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                        COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]














                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,
                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied












                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.












                                         IVY SHORT-TERM BOND FUND

                                               a series of

                                                 IVY FUND
                                        Via Mizner Financial Plaza
                                   700 South Federal Highway, Suite 300
                                        Boca Raton, Florida 33432

                                   STATEMENT OF ADDITIONAL INFORMATION

                                              April 18, 1995












                                   (as supplemented on January 1, 1996)


          _________________________________________________________________

                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of the portfolios, Ivy Short-Term Bond Fund
                    (the "Fund"). The other twelve portfolios of the Company are described in separate Statements of Additional
          Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 18, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432
                                        Telephone:  (800) 777-6472



                                               DISTRIBUTOR

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432
                                        Telephone:  (800) 456-5111




























                                            TABLE OF CONTENTS

                    INVESTMENT OBJECTIVES AND POLICIES
                         COMMERCIAL PAPER
                         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS REPURCHASE AGREEMENTS
                         FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED
          SECURITIES
                         U.S. GOVERNMENT SECURITIES
                         MORTGAGE-RELATED SECURITIES
                              ADJUSTABLE RATE MORTGAGE SECURITIES
                              COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
                              CAPS AND FLOORS
                         LOANS OF PORTFOLIO SECURITIES
                         BORROWING
                         RESTRICTED AND ILLIQUID SECURITIES
                         WARRANTS
                         AMERICAN DEPOSITORY RECEIPTS (ADRS)
                         FOREIGN SECURITIES
                         INVESTING IN EMERGING MARKETS
                         FORWARD FOREIGN CURRENCY CONTRACTS
                         ADJUSTABLE RATE PREFERRED STOCKS
                         HIGH YIELD BONDS
                         ZERO COUPON BONDS
                         OPTIONS TRANSACTIONS, FUTURES CONTRACTS AND
          OPTIONS ON
                              FUTURES CONTRACTS
                              OPTIONS TRANSACTIONS
                                   GENERAL
                                   WRITING CALL OPTIONS ON INDIVIDUAL
          SECURITIES
                                   RISKS OF OPTIONS TRANSACTIONS
                              FUTURES CONTRACTS AND OPTIONS ON FUTURES
          CONTRACTS
                                   GENERAL
                                   INTEREST RATE FUTURES CONTRACTS
                                   OPTIONS ON INTEREST RATE FUTURES
          CONTRACTS
                                   FOREIGN CURRENCY FUTURES CONTRACTS AND
                                        RELATED OPTIONS
                                   RISKS ASSOCIATED WITH FUTURES AND
          RELATED
                                        OPTIONS












                                   COMBINED TRANSACTIONS

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         AUTOMATIC INVESTMENT METHOD
                         EXCHANGE OF SHARES
                              CLASS A
                              CLASS B
                              CLASS I
                         LETTER OF INTENT
                         RETIREMENT PLANS
                              INDIVIDUAL RETIREMENT ACCOUNTS
                              QUALIFIED PLANS
                              DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND












                                   CHARITABLE ORGANIZATIONS ("403(B)(7)
                                   ACCOUNT")
                              SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS
                         REINVESTMENT PRIVILEGE
                         RIGHTS OF ACCUMULATION
                         SYSTEMATIC WITHDRAWAL PLAN

                    BROKERAGE ALLOCATION

                    TRUSTEES AND OFFICERS
                         PERSONAL INVESTMENTS BY EMPLOYEES OF THE ADVISER

                    COMPENSATION TABLE

                    INVESTMENT ADVISORY AND OTHER SERVICES
                         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
          SERVICES
                         DISTRIBUTION SERVICES

                    CUSTODIAN
                         FUND ACCOUNTING SERVICES
                         TRANSFER AGENT AND DIVIDEND PAYING AGENT
                         ADMINISTRATOR
                         AUDITORS













                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    TAXATION
                         DISTRIBUTIONS
                         DISPOSITION OF SHARES
                         DEBT SECURITIES ACQUIRED AT A DISCOUNT
                         OPTIONS AND HEDGING TRANSACTIONS
                         CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR
          LOSSES
                         FOREIGN WITHHOLDING TAXES
                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES BACKUP WITHHOLDING

                    PERFORMANCE INFORMATION
                         YIELD
                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS
                         CUMULATIVE TOTAL RETURN
                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION

                    FINANCIAL STATEMENTS

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND AND
          COMMERCIAL PAPER
                                   RATINGS












                                    INVESTMENT OBJECTIVES AND POLICIES

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional













                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    COMMERCIAL PAPER

                         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in
                    commercial paper that, at the date of investment, is rated A-1 by
                    Standard & Poor's Corporation ("S&P") or Prime-1 by
          Moody's
                    Investors Service, Inc. ("Moody's") or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

                    BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

                         Certificates of deposit are negotiable
          certificates issued
                    against funds deposited in a commercial bank (or a savings and loan institution) for a definite period of time and earning a specified return. Time deposits are generally similar to
                    certificates of deposits, but are uncertificated.
          Bankers'
                    acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Fund may invest in certificates of deposit, time deposits and bankers' acceptances subject to the requirements set forth in the Fund's Prospectus.

                    REPURCHASE AGREEMENTS

                         The Fund may enter into repurchase agreements.
          Repurchase
                    agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities, including such repurchase agreements. Under guidelines approved by the Trust's Board of Trustees, the Fund is permitted to enter into repurchase agreements only if the
                    repurchase agreements are at least fully collateralized with U.S.
                    Government securities or other securities that Ivy
          Management,
                    Inc., the Fund's investment adviser ("IMI") has approved for use as collateral for repurchase agreements and the collateral must be marked to market daily. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of
                    Trustees. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in












                    obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

                    FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES













                         The Fund may purchase securities on a firm commitment or
                    when-issued basis. New issues of certain debt securities are often offered on a when-issued basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date.
                    The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. The Fund will maintain in a segregated account with its custodian cash, U.S.
                    Government securities, or other high-grade debt securities equal
                    (on a daily marked-to-market basis) to the amount of its
                    commitment to purchase the securities on a when-issued or firm commitment basis.

                         Securities purchased on a when-issued basis and the
                    securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates,
                    I.E., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise.
                    For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that













                    it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

                         Upon the settlement date of the when-issued securities, the
                    Fund ordinarily will meet its obligation to purchase the
                    securities from available cash flow, use of the cash
          (or
                    liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).
                    The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

                    U.S. GOVERNMENT SECURITIES

                         The Fund may invest in U.S. government securities.
          U.S.
                    government securities are obligations of, or guaranteed by, the
                    U.S. government, its agencies or instrumentalities.
          Securities












                    guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes,
                    and bonds), and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA













                    certificates, as described below). In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
                    certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
                    amortization and may be prepaid prior to maturity.
          Prepayment
                    rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
                    accurately the average life of a particular pool.
          Reinvestment
                    of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment
                    feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

                         Securities issued by U.S. government
          instrumentalities and
                    certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury. However, they involve federal sponsorship in one way or another, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and
                    instrumentalities include, but are not limited to, Federal Land
                    Banks, Farmers Home Administration, Bank for
          Cooperatives
                    (including Central Bank for Cooperatives), Federal Intermediate
                    Credit Banks, Federal Home Loan Banks, Federal National Mortgage
                    Association, Student Loan Marketing Association, Tennessee Valley
                    Authority, Export-Import Bank of the United States,
          Commodity
                    Credit Corporation, Federal Financing Bank, Federal
          Home Loan
                    Mortgage Corporation, Small Business Administration and National
























                    Credit Union Administration.

                    MORTGAGE-RELATED SECURITIES

                         The Fund may invest in mortgage-related
          securities.  A
                    mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through
                    securities, which means that they provide investors with payments consisting of both principal and interest as mortgages in the underlying mortgage pool are paid off by the borrowers.
          The
                    dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association ("GNMA"),
                    the Federal National Mortgage Association ("FNMA"), and the
                    Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates mortgage securities from pools of Government-guaranteed or insured (Federal Housing Authority or Veterans
          Administration)
                    mortgages originated by mortgage bankers, commercial banks, and savings and loan associations. FNMA and FHLMC issue mortgage securities from pools of conventional and federal insured and/or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers.

                         The mortgage-related securities either issued or guaranteed by GNMA, FHLMC, or FNMA ("Certificates") are called pass-through
                    Certificates because a pro rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., the Fund). The principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government.
                    FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal. Mortgage securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S.
                    government, but are supported by the discretionary authority of the U.S. government to purchase certain obligations of the particular agency. The yields provided by these mortgage
                    securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities.
                    However, these securities generally have the potential for greater fluctuations in yield as their prices will not generally fluctuate as much as more traditional fixed-rate debt securities.

                         Recently, the originators of mortgages have been making
                    mortgage loans that carry an adjustable rate of interest as well as the older, more traditional fixed-rate loans. These adjustable rate mortgages have become an increasingly important
                    form of residential financing. Generally, adjustable rate
                    mortgages are mortgages originated by thrift institutions that have a specified maturity date and which amortize principal in much the same way as a fixed-rate mortgage. As a result, in periods of declining interest rates there is a reasonable























                    likelihood that ARMS will behave like fixed-rate mortgage
                    securities in that current levels of prepayments of principal on the underlying mortgages could accelerate. However, one
                    difference between ARMS and fixed rate mortgage securities is that for certain types of ARMS, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified,
                    published interest rate index. The amount of interest due to an
                    ARM security holder is calculated by adding a specified additional amount, the "margin," to the index, subject to
                    limitations or "caps" on the maximum and minimum interest that is charged to the mortgage during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. It is these special characteristics which are unique to adjustable rate mortgages that IMI believes make them attractive investments in seeking to accomplish the Fund's objective.

                         ADJUSTABLE RATE MORTGAGE SECURITIES: ARMS are pass-through mortgage securities which are collateralized by mortgages with adjustable rather than fixed interest rates. The ARMS in which the Fund invests are issued primarily by GNMA, FNMA and FHLMC and are actively traded in the secondary market. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or the
                    Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to standard underwriting size and maturity constraints.

                         Unlike fixed-rate mortgages which generally decline in value during periods of rising interest rates, ARMS allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuations.
                    Furthermore, if prepayments of principal are made on the
                    underlying mortgages during periods of rising interest rates, the
                    Fund generally will be able to reinvest such amounts in mortgage securities with a higher current rate of return.
          However, the
                    Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed the maximum allowable annual or lifetime reset limits
                    (or "cap rates") for a particular mortgage. Also, the Fund's net asset value could vary to the extent that current yields on mortgage securities are different than market yields during interim periods between coupon reset dates.

                         The adjustable interest rate feature of the underlying
                    mortgages generally will act as a buffer to reduce sharp changes in the Fund's net asset value in response to normal interest rate fluctuations. As the interest rates on the mortgages underlying the Fund's investments are reset periodically, yields of
                    portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value of the Fund to fluctuate less dramatically than it would if the Fund invested in more traditional long-term, fixed-rate debt securities. However, during periods of rising interest rates,
                    changes in the coupon rate lag behind changes in the market rate resulting in possibly a slightly lower net asset value until the coupon resets to market rates. Thus, investors could suffer some principal loss if they sold their shares of the Fund before the interest rates on the underlying mortgages are adjusted to reflect current market rates. During periods of extreme
                    fluctuations in interest rates, the Fund's net asset value will fluctuate as well. Since most mortgage securities in the Fund's portfolio will generally have annual reset caps of 100
          to 200
                    basis points, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term fixed-rate debt securities.

                         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): The Fund may
                    also invest in CMOs, which generally are bonds issued by single-
                    purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or other similar institutions. CMOs purchased by the Fund may be:

                         (1) collateralized by pools of mortgages in which each
                    mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;












                         (2) collateralized by pools of mortgages in which payment
                    of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

                         (3)  securities in which the proceeds of the
          issuance are
                    invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

                         All CMOs purchased by the Fund will be either issued by a
                    U.S. government agency or rated AAA by S&P or Aaa by Moody's.

                         A decline in interest rates may lead to a faster rate of
                    repayment of the mortgages underlying CMO's held by the Fund, and expose the Fund to a lower rate of return upon reinvestment. To the extent that CMO's are held by the Fund, the prepayment right of mortgagors may limit the increase in net asset value of the
                    Fund because the value of the CMO's held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

                         The interest rates paid on the ARMS and CMOs in which the
                    Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index.
                    There are two main categories of indices; those based on U.S.
                    Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgages rates. Commonly utilized indices include the one-year, three-























                    year and five-year constant maturity Treasury rates, the three-
                    month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District
          Federal
                    Home Loan Bank Cost of Funds, the National Median Cost of Funds,
                    the one-month, three-month, six-month or one-year
          London
                    Interbank Offered Rate (LIBOR), the prime rate on a specific bank, or commercial paper rates. Some indices, such as the one-
                    year constant maturity Treasury rate, closely mirror changes in market interest rate levels.  Other, such as the 11th
          District
                    Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

                         CAPS AND FLOORS:  The underlying mortgages that
                    collateralize the ARMS and CMOs in which the Fund invests will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly
                    principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative
                    amortization.

                    LOANS OF PORTFOLIO SECURITIES

                         The Fund may lend its investment securities to brokers,
                    dealers and financial institutions for the purpose of realizing additional income. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S Government or its agencies or instrumentalities. The collateral will equal (on a daily marked-
                    to-market basis) at least 100% of the current market value of the loaned securities. The aggregate market value of the securities loaned will not at any time exceed 30% of the total assets of the
                    Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, IMI will consider all relevant facts and circumstances, including the creditworthiness of the
                    borrower.

                    BORROWING

                         As a fundamental policy, the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes. The
                    Fund may borrow in amounts up to 10% of its total assets taken at cost or market value, whichever is lower. All borrowings will be repaid before any additional investments are made. The Fund may not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness. Borrowing may exaggerate the effect on the Fund's net asset value of any
                    increase or decrease in the value of the Fund's portfolio
                    securities. Money borrowed will be subject to interest costs
                    (which may include commitment fees and/or the cost of maintaining minimum average balances).

                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, as amended (the "1933 Act"), and any other illiquid
                    securities (including repurchase agreements of more than seven days duration and other securities which are not readily
                    marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
          Issuers of
                    restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses. There may be a lapse of time between the
                    Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such
                    security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will carefully monitor each of its investments in these securities, focusing on such important
                    factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)

                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it might otherwise be entitled as the owner of sponsored
          ADRs.

                    FOREIGN SECURITIES

                         The Fund may invest in debt securities of foreign issuers, including non-U.S. dollar-denominated debt securities, Eurodollar securities and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or the instrumentalities thereof. Investors should consider carefully
                    the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the domestic investments.
                    Although the Fund intends to invest only in nations that IMI considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities,
                    political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and
                    financial reporting standards, and auditing practices and
                    requirements may not be comparable to those applicable to U.S.
                    companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United
                    Sates. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions.
          The













                    foreign securities markets of many of the countries in which the
                    Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United
          States.
                    Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

                    INVESTING IN EMERGING MARKETS

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below , that are not typically associated with investing in United States securities and that may affect the
                    Fund's performance favorably or unfavorably. (See also "Foreign
                    Securities" under the caption "Risk Factors and Investment
                    Techniques" in the Prospectus.)

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
                    Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.
          Fixed
                    commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although
                    IMI will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the
                    United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social,
                    political and economic stability; (ii) the small current size of the markets for such securities and the currently low or
                    nonexistent volume of trading, which result in a lack of
                    liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation;
                    (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until relatively recently in certain Eastern European countries, of a capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries; and (viii) the possibility that currency devaluations could adversely affect the value of the Fund's investments.

                         Despite the dissolution of the Soviet Union, the Communist
                    Party may continue to exercise a significant role in certain
                    Eastern European countries. To the extent of the Communist
                    Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory
                    taxation. The communist governments of a number of Eastern
                    European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, few (if any) accounting standards exist in Eastern European countries.
          Finally, even












                    though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to Fund
                    Shareholders.

                         Certain Eastern European countries that do not have market economies are characterized by an absence of developed legal structures governing private and foreign investments and private property. In addition, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

                         Authoritarian governments in certain Eastern
          European
                    countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the Investment
                    Company Act of 1940, as amended (the "1940 Act"), to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency exchange
                    contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of
                    securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
          These
                    contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-
                    ship between foreign currencies and the U.S. dollar.
          Although
                    such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government securities, or












                    other high-grade debt securities in a segregated account with its
                    Custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    ADJUSTABLE RATE PREFERRED STOCKS

                         The Fund may invest in adjustable rate preferred stocks.
                    Adjustable rate preferred stocks have a variable dividend, generally determined on a quarterly basis according to a formula based upon a specified premium or discount to the yield on a particular U.S. Treasury security rather than a dividend which is set for the life of the issue. Although the dividend rates on these stocks are adjusted quarterly and their market value should therefore be less sensitive to interest rate fluctuations than are other fixed income securities and preferred stocks, the market values of adjustable rate preferred stocks have fluctuated and can be expected to continue to do so in the future.

                    HIGH YIELD BONDS

                         The Fund may invest in corporate debt securities rated Ba or lower by Moody's or BB or lower by S&P. The Fund will not, however, invest in securities that, at the time of investment, are rated lower than C by either Moody's or S&P.
          Securities
                    rated Ba or BB (and comparable unrated securities), commonly referred to as "high yield" or "junk" bonds, are considered by major credit-rating organizations to have predominantly speculative elements with respect to the issuer's continuing
                    ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

                         While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality.  The
          Fund's
                    achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon IMI's credit analysis than would be the case if the Fund were investing in higher quality bonds. Should the rating of a portfolio
                    security be downgraded, IMI will determine whether it is in the
                    Fund's best interest to retain or dispose of the security.
                    However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose
                    of such bond based on then existing market conditions.












                         The secondary market on which high yield bonds are traded
                    may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental
                    analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data
                    available.

                         Furthermore, prices for high yield bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to reduce gradually their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings.
          Such
                    legislation may significantly depress the prices of outstanding securities of this type.

                    ZERO COUPON BONDS

                         The Fund may purchase zero coupon bonds in accordance with the Fund's credit quality standards. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates
                    the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Fund holds zero coupon bonds in its portfolio, however, it would recognize income currently for federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales
                    proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales.
                    Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.












                    OPTIONS TRANSACTIONS, FUTURES CONTRACTS AND OPTIONS ON
          FUTURES
                    CONTRACTS

                         The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates,
                    currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as selling call options and purchasing put and call options on U.S. government securities, interest rate
                    futures, foreign currency futures and foreign currencies that are traded on an exchange or board of trade. IMI can use these practices to adjust the risk and return characteristics of the
                    Fund's portfolio of investments. If IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

                         OPTIONS TRANSACTIONS

                         GENERAL.  The Fund may sell (write)
          exchange-listed call
                    options and purchase put and call options in accordance with its investment objectives and policies. A call option is a short-
                    term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  A put
                    option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price.
                    The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the












                    obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a












                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or put which the Fund has written lapses unexercised,













                    because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See
                    "Taxation."

                         A gain (or a loss) will be realized by the Fund on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term capital gain or loss, depending upon the Fund's holding period for the option.

                         The Fund will not purchase put or call options if the
                    aggregate premium paid for such options would exceed 10% of its net assets at the time of purchase.

                         WRITING CALL OPTIONS ON INDIVIDUAL SECURITIES.
          The Fund may
                    write (sell) covered call options as described in the Prospectus.
                    Covered call options provide the Fund with additional income on its portfolio securities or partially protect against declines in the value of those securities. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will either own the underlying securities subject to the option, or hold a call at the same exercise price,












                    for the same exercise period, and on the same securities as the call written. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option
                    purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or,













                    in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.
                    Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to
                    predict to what extent liquid markets will develop or continue.
                    Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

                         The Fund may employ hedging strategies with options on
                    currencies before the Fund purchases a foreign security denominated in the hedged currency that the Fund anticipates
                    acquiring, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. With respect to transactions in surrogate currencies, there is a risk of loss if there is not a correlation between the currency in which the hedge is desired and the surrogate currency.

                         A position on an option on foreign currencies may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid
                    secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.
                    See "Portfolio Turnover."














                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

                         GENERAL.  The Fund may enter into futures
          contracts and
                    options on futures contracts.  When a purchase or sale
          of a
                    futures contract is made by the Fund, the Fund is
          required to
                    deposit with its custodian (or broker, if legally
          permitted) a
                    specified amount of cash or U.S. Government securities ("initial margin").  The margin required for a futures contract
          is set by
                    the exchange on which the contract is traded and may be modified during the term of the contract.  The initial margin is
          in the
                    nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination
          of the
                    contract, assuming all contractual obligations have
          been
                    satisfied.  A futures contract held by the Fund is
          valued daily
                    at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash,
          called
                    "variation margin," equal to the daily change in value
          of the
                    futures contract.   This process is known as "marking
          to market."
                    Variation margin does not represent a borrowing or loan by the
                    Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-
                    to-market its open futures position.













                         The Fund is also required to deposit and maintain margin
                    with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

                         Although some futures contracts call for making or taking
                    delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting
                    purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an












                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         When purchasing a futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash,
                    U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with a futures
                    commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may
                    "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund.

                         When selling a futures contact, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the
                    Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

                         When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high grade debt securities that, when added to the amounts deposited with an FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures
                    contract, or by holding a separate call option permitting the
                    Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

                         When selling a put option on a futures contract, the Fund
                    will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other high grade debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures and futures options.

                         INTEREST RATE FUTURES CONTRACTS. The Fund may engage in
                    interest rate futures contracts transactions for hedging purposes only. An interest rate futures contract is an agreement between parties to buy or sell a specified debt security at a set price on a future date. The financial instruments that underlie
                    interest rate futures contracts include long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, and three-month
                    U.S. Treasury bills. In the case of futures contracts traded on
                    U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (I.E., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a
                    particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

                         The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might
                    otherwise result. When the Fund is not fully invested in
                    securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase.













                    As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

                         OPTIONS ON INTEREST RATE FUTURES CONTRACTS. For hedging
                    purposes, the Fund may also purchase and write put and call options on interest rate futures contracts which are traded on a
                    U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

                         Transactions in options on interest rate futures would












                    enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a













                    general decline in prices of debt securities owned by the Fund.
                    Assuming that any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged.
                    However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

                         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The
                    Fund may engage in foreign currency futures contracts and related options transactions for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

                         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures
                    contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

                         The Fund may purchase call and put options on foreign
                    currencies as a hedge against changes in the value of the U.S.












                    dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

                         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed
                    illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate"
                    currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

                         The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into.
          A call
                    option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
                    For additional information about margin deposits required with respect to futures contracts and options thereon, see
          "Futures
                    Contracts and Options on Futures Contracts".

                         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS.
          There
                    are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the
                    standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of
                    issuers. A decision as to whether, when and how to hedge
                    involves the exercise of skill and judgment, and even a well-
                    conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

                         Futures exchanges may limit the amount of fluctuation
                    permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit
                    governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

                         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees;
          and are
                    subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                                         INVESTMENT RESTRICTIONS

                         The Fund's investment objectives as set forth in the
                    Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed without the approval of a majority of the outstanding voting shares. Under these restrictions, the Fund may not:

                         (i) With respect to 75% of its total assets, purchase
                                 the securities of any one issuer, other
          than























                                 securities issued by the U.S. Government or its
                                 agencies or instrumentalities, if
          immediately after
                                 such purchase more than 5% of the value of the total
                                 assets of the Fund would be invested in
          securities
                                 of such issuer;

                         (ii)    Invest in real estate, real estate
          mortgage loans,
                                 commodities, commodity futures contracts or
                                 interests in oil, gas and/or mineral
          exploration or
                                 development programs, although the Fund
          may purchase
                                 and sell (a) securities which are secured by real
                                 estate, (b) securities of issuers which
          invest or
                                 deal in real estate, and (c) futures
          contracts as
                                 described in the Fund's Prospectus;

                         (iii)   Make investments in securities for the
          purpose of
                                 exercising control over or management of the issuer;

                         (iv)    Participate on a joint or a joint and
          several basis
                                 in any trading account in securities.  The
                                 "bunching" of orders of the Fund and of
          other
                                 accounts under the investment management of the
                                 Fund's Manager for the sale or purchase of portfolio
                                 securities shall not be considered
          participation in
                                 a joint securities trading account;

                         (v) Purchase the securities of any one issuer if,
                                 immediately after such purchase, the Fund would own
                                 more than 10% of the outstanding voting
          securities
                                 of such issuer;














                         (vi) Purchase securities on margin, except such short-
                                 term credits as are necessary for the
          clearance of
                                 transactions;

                         (vii) Make loans, except this restriction shall not
                                 prohibit (a) the purchase and holding of a portion
                                 of an issue of publicly distributed debt securities,
                                 (b) entry into repurchase agreements with banks or
                                 broker-dealers, or (c) the lending of its portfolio
                                 securities in accordance with applicable guidelines
                                 established by the Securities and Exchange
                                 Commission (the "SEC") and any guidelines established by the Trust's Trustees;

                         (viii) Borrow amounts in excess of 10% of its total assets, taken at the lower of cost or market
          value, and then
                                 only from banks as a temporary measure for extraordinary or emergency purposes. All borrowings
                                 will be repaid before any additional
          investments are
                                 made;

                         (ix)    Purchase the securities of issuers
          conducting their
                                 principal business activities in the same industry












                                 if immediately after such purchase the
          value of the
                                 Fund's investments in such industry would exceed 25%













                                 of the value of the total assets of the
          Fund;

                         (x)     Act as an underwriter of securities,
          except to the
                                 extent that, in connection with the sale of
                                 securities, it may be deemed to be an
          underwriter
                                 under applicable securities laws; or

                         (xi) Issue senior securities, except insofar as the Fund
                                 may be deemed to have issued a senior
          security in
                                 connection with any repurchase agreement or any
                                 permitted borrowing.


                                         ADDITIONAL RESTRICTIONS

                         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the
                    Fund may not:

                           (i)   purchase or sell real estate limited
          partnership
                                 interests;

                          (ii) purchase or sell interests in oil, gas or mineral
                                 leases (other than securities of companies that
                                 invest in or sponsor such programs);

                         (iii) purchase any security if, as a result, the Fund
                                 would then have more than 5% of its total assets
                                 (taken at current value) invested in
          securities of
                                 companies (including predecessors) less
          than three
                                 years old;

                          (iv)   purchase or retain securities of any
          company if












                                 officers and Trustees of the Trust and
          officers and
                                 directors of the Manager and the Manager who
                                 individually own more than 1/2 of 1% of
          the
                                 securities of that company, together own beneficially more than 5% of such securities; or

                           (v)   purchase securities of any open-end
          investment
                                 company, or securities of closed-end
          companies,
                                 except by purchase in the open market
          where no
                                 commission or profit to a sponsor or
          dealer results
                                 from such purchases, or except when such purchase is
                                 part of a merger, consolidation,
          reorganization or
                                 sale of assets, and except that the Fund may
                                 purchase shares of other investment
          companies
                                 subject to such restrictions as may be
          imposed by
                                 the Investment Company Act of 1940 and
          rules
                                 thereunder or by any state in which shares of the












                                 Fund are registered.

                         In addition, the Fund may not make short sales of securities or maintain a short position. Moreover, so long as it remains a restriction of the Ohio Division of Securities, the Fund will treat securities eligible for resale under Rule 144A of the












                    Securities Act of 1933 as subject to the Fund's restriction on investing in restricted securities (see "Restricted and Illiquid
                    Securities" under "Investment Objectives and Policies," above).

                         Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets or other circumstances will not be considered a violation.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this SAI.  These funds are:  Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America













                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,
                    Ivy Canada Fund, Ivy Global Fund, Ivy Bond Fund and Ivy
          Money
                    Market Fund, the twelve other series of Ivy Fund; and Mackenzie
                    California Municipal Fund, Mackenzie Florida Limited
          Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund, Mackenzie
                    National Municipal Fund and Mackenzie New York
          Municipal Fund,
                    the five series of Mackenzie Series Trust
          (collectively, with the
                    Fund, the "Ivy Mackenzie Funds"). Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt by The Mackenzie Ivy Investor Services
          Corp.
                    ("MIISC") of telephone instructions or written notice to MIISC from the investor. See "Automatic Investment Method" in the
                    Account Application.













                    EXCHANGE OF SHARES

                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         CLASS A: Class A shareholders may exchange their Class A
                    shares ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
          (The
                    additional sales charge will be waived for outstanding
          Class A
                    shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund that are subject to a contingent deferred sales charge, as described in that
                    Fund's prospectus, will continue to be subject to the contingent deferred sales charge schedule (and period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.













                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.

                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)













                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Ivy Growth Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,
                    Ivy Canada Fund, Ivy Global Fund, Ivy Bond Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie National Municipal Fund and
                    Mackenzie New York Municipal Fund ("Table 1 Funds"):

                                                            CONTINGENT
          DEFERRED SALES
                                                            CHARGE AS A
          PERCENTAGE OF
                                                            DOLLAR AMOUNT
          SUBJECT
                         YEAR SINCE PURCHASE                TO CHARGE

                         First                                   5%
                         Second                                  4%
                         Third                                   3%
                         Fourth                                  3%
                         Fifth                                   2%
                         Sixth                                   1%
                         Seventh and thereafter                  0%

                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of the Fund, Mackenzie
          Florida
                    Limited Term Municipal Fund and Mackenzie Limited Term Municipal
                    Fund ("Table 2 Funds"):




































                                                            CONTINGENT
          DEFERRED SALES
                                                            CHARGE AS A
          PERCENTAGE OF
                                                            DOLLAR AMOUNT
          SUBJECT
                         YEAR SINCE PURCHASE                TO CHARGE

                         First                                   3%
                         Second                                  2 1/2%
                         Third                                   2%
                         Fourth                                  1 1/2%
                         Fifth                                   1%
                         Sixth and thereafter                    0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 1












                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 1% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 2 1/2% contingent deferred sales charge that generally would apply to a redemption of outstanding Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by
                    "tacking" the two year holding period of the outstanding Class B shares onto the three year holding period of the new
          Class B
                    shares, the investor will be deemed to have held the new Class B shares for five years.












                         CLASS I: Class I shareholders may exchange their Class I
                    shares for Class I shares of another Ivy or Mackenzie Fund on the basis of the relative net asset value per Class I share.












                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000 ($5,000,000 in the case of Class I of the Fund).
          No
                    exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000.

                    Exchanges are available only in states where the exchange can be legally made.

                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC. An exchange from the Fund into any other fund into which exchanges are permitted may be subject to a sales charge as described in its Prospectus.
                    Exchanges, whether written or telephonic, must be received by
                    MIISC by the close of regular trading on the New York
          Stock
                    Exchange (the "Exchange") (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt;
          exchange












                    requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules.
                    See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund will result in a taxable gain or loss.
                    Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
                    "Taxation."

                         With limited exceptions, any gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in Class
                    A shares of the Fund made pursuant to a non-binding
          Letter of
                    Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account.  See the Account Application in the Fund's
          Prospectus.













                    Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least $1,000,000 in
                    Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the
                    Letter of Intent will be back dated. A shareholder may include the value (at the applicable offering price) of all Class A shares of the Fund, Ivy Canada Fund, Ivy Global Fund, Ivy Growth
                    Fund, Ivy Growth with Income Fund, Ivy Emerging Growth Fund, Ivy
                    International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,
                    Ivy Bond Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    Florida Limited Term Municipal Fund, Mackenzie Limited
          Term
                    Municipal Fund, Mackenzie California Municipal Fund and Mackenzie
                    New York Municipal Fund (and shares that have been exchanged into
                    Ivy Money Market Fund from any of the other funds in the Ivy
                    Mackenzie Funds) held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the Letter of
                    Intent, the Transfer Agent will hold Class A shares representing
                    5% of the indicated amount (less any accumulation credit value)












                    in escrow. The escrowed Class A shares will be released when the full indicated amount has been purchased. If the full indicated
                    amount is not purchased during the term of the Letter of Intent, the investor is required to pay MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of
                    Intent does not obligate the investor to buy or the Trust to sell the indicated amount of Class A shares, and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie
                    Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and
                    subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee           no fee
                         Retirement Plan Annual Maintenance Fee    $10.00
          per account













                    For shareholders whose retirement accounts are diversified across several funds of the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes the tax treatment of
                    certain tax-deferred retirement plans under current
          Federal












                    income tax law. State income tax consequences may vary. An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
          Fund may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from IMI, who may impose a charge for establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a Fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% of his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of one spouse.
          Rollover
                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,












                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is no greater than a specified level
          ($40,000 for
                    married couples filing a joint return, $25,000 for single
                    individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active












                    participants with adjusted gross income between certain levels
                    ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
                    $10,000 for married individuals filing separate returns).
                    Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any, or rolled over into another IRA. Distributions must begin to be withdrawn not later than
          April 1
                    of the calendar year following the calendar year in which the individual reaches age 70-1/2. Failure to take certain minimum required distributions will result in the imposition of a 50%
                    non-deductible penalty tax. Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans)
                    may also result in a penalty tax.

                         QUALIFIED PLANS: For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from IMI.
          The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial
          Agreement.
                    There is no set-up fee for qualified plans and the annual account maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be taken into account under the plan is limited (generally to
                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed
                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59 1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The Transfer Agent will furnish custodial services to the
                    employer and any participating employees.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Trust in conjunction with such an arrangement. Sales charges for such purchases are the same as those set forth under "Purchase of Shares" in the
                    Prospectus.  The special application for a 403(b)(7)
          Account is
                    available from IMI.













                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies; (3) becomes
                    disabled; (4) uses the withdrawal to pay tax-deductible medical expenses; (5) takes the withdrawal as part of a series of
                    substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or (6) rolls over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 24 months from the date of redemption.
                    There is no limit on the number of times this privilege may be exercised. The reinvestment will be made at the net asset value next determined after receipt by the Transfer Agent of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charges applies to any investment of $1,000,000 or more in Class A shares of the Fund.
          See the
                    "Initial Sales Charge Alternative--Class A Shares" in the
                    Prospectus for the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account
                    (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under
          Section 401 of
                    the Code). It is also applicable to current purchases of all of the funds in the Ivy Mackenzie Funds (except Ivy Money
          Market












                    Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth
          Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund, Ivy International Bond Fund,
                    Ivy Canada Fund, Ivy Global Fund, Ivy Bond Fund,
          Mackenzie
                    National Municipal Fund, Mackenzie California Municipal
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund, Mackenzie Limited
                    Term Municipal Fund and Mackenzie New York Municipal
          Fund (and
                    shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) and of any other investment company distributed by MIFDI, previously
                    purchased or acquired and currently owned, determined at the higher of current offering price or amount invested, plus the
                    Class A shares being purchased, amounts to $50,000 or more for
                    Ivy Global Fund, Ivy Canada Fund, Ivy Growth Fund, Ivy
          Growth
                    with Income Fund, Ivy Emerging Growth Fund, Ivy
          International
                    Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund, and
                    Ivy China Region Fund; $100,000 or more for Ivy
          International
                    Bond Fund, Ivy Bond Fund, Mackenzie National Municipal
          Fund,
                    Mackenzie California Municipal Fund and Mackenzie New
          York













                    Municipal Fund; $25,000 or more for Mackenzie Florida
          Limited
                    Term Municipal Fund and Mackenzie Limited Term Municipal Fund; or
                    $1,000,000 or more for the Fund.

                         At the time an investment takes places, MIISC must be
                    notified by the investor or his or her dealer that the investment qualifies for the reduced sales charge on the basis of previous investments. The reduced sales charge is subject to confirmation of the investor's holdings through a check of the Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A Class A shareholder may establish a Systematic Withdrawal
                    Plan (a "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem,
                    accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by him or her. To be eligible, a shareholder must have at least $5,000 in the shareholder's account. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment Method. A Withdrawal Plan may
                    involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under the Withdrawal Plan is a taxable event.
                    Investors contemplating participation in the Withdrawal
          Plan
                    should consult their tax advisers.

                         Additional investments in Class A or Class B shares of the
                    Fund made by investors participating in a Withdrawal
          Plan must













                    equal at least $1,000 each while the Withdrawal Plan is in effect. Making additional purchases while the Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or contingent deferred sales charges.

                         An investor may terminate his or her participation in the
                    Withdrawal Plan at any time by delivering written notice to the
                    Transfer Agent. If all shares held by the investor are liquidated at any time, participation in the Withdrawal
          Plan will
                    terminate automatically. The Trust or MIISC may terminate the
                    Withdrawal Plan at any time after reasonable notice to shareholders.












                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the
                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and, therefore, brokerage
                    commissions are usually not required to be paid by the Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions and
                    evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
                    investment services, including statistical, research, and
                    counseling services by brokerage firms, are factors to be
                    considered in the placing of brokerage business. The types of research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effect securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by the Investment Adviser in connection with the services it provides to the Fund or the
                    Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no
                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.

                         During the fiscal years ended June 30, 1992, June 30, 1993 and June 30, 1994, the Fund paid no brokerage commissions.
                    During the six-month period ended December 31, 1994 the Fund paid brokerage commissions of $2,063.

                                          TRUSTEES AND OFFICERS












                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS


                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,
                    Lenoir, NC 28645                      Inc.
          (1983-Present); Age:
                    Age:  71                              Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of













                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age: 74                               (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East












                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee
                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie












                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).

                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66*                              Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as












                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.












                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly
                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray













                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-
                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);












                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).













                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice













                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);













          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of March 31, 1995, the Officers and Trustees of the Trust
                    as a group owned less than 1% of the outstanding Class A, Class B and Class I shares of the Fund.

                    PERSONAL INVESTMENTS BY EMPLOYEES OF THE ADVISER

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.












                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker













                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.

































































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION       FUND       UPON
          PAID TO
                    POSITION          FROM TRUST EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                     (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                     (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                     (Trustee)

                    Michael G.        - 0 -      N/A        N/A          -
          0 -
                     Landry
                     (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A          -
          0 -
                     Peers
                     (Trustee and
                     Chairman of
                     the Board)












                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                     (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                     (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A          -
          0 -
                     Carlson
                     (Vice President)

                    C. William        - 0 -      N/A        N/A          -
          0 -
                     Ferris
                     (Secretary/Treasurer)













                                 INVESTMENT ADVISORY AND OTHER SERVICES

                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") currently provides business
                    management and investment advisory services to the Fund pursuant to a Business Management and Investment Advisory Agreement (the
                    "Agreement").  The Agreement was approved on September
          29, 1994
                    by the Trust's Board of Trustees including a majority of the
                    Trustees who neither are "interested persons" (as defined in the













                    1940 Act) of the Trust nor have a direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement
          (the
                    "Independent Trustees"). The Agreement was approved by the sole shareholder of the Fund on December 31, 1994. Until December 31,
                    1994 Mackenzie Investment Management Inc. ("MIMI") served as investment adviser to the Fund, which until December 31, 1994 was a series of The Mackenzie Funds Inc. (the "Company").
          IMI is a
                    wholly owned subsidiary of MIMI. MIMI is a subsidiary of MFC,
                    150 Bloor Street West, Toronto, Ontario, Canada, a public
                    corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is
                    registered in Ontario as a mutual fund dealer and advises Ivy
                    Canada Fund. On December 31, 1994, the Fund was reorganized as a series of the Trust. In connection with that reorganization, IMI succeeded to MIMI as investment adviser to the Fund.
          IMI also
                    currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:
          Ivy Emerging
                    Growth Fund, Ivy Growth Fund, Ivy Growth with Income
          Fund, Ivy
                    International Fund, Ivy Money Market Fund, Ivy China Region Fund,
                    Ivy Latin America Strategy Fund, Ivy New Century Fund,
          Ivy
                    International Bond Fund, Ivy Global Fund, Ivy Canada Fund and Ivy
                    Bond Fund.

                         The Fund pays IMI a monthly fee for providing business
                    management and investment advisory services at the annual rate of
                    0.60% of the Fund's average daily net assets. During the fiscal years ended June 30, 1992, June 30, 1993 and June 30,
          1994 and













                    during the six-month period ended December 31, 1994, MIMI, as the investment adviser to the Fund when it was a series of the
                    Company, received fees of $150,945, $191,454, $171,829
          and
                    $32,313, respectively, from the Fund.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance












                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement obligates IMI to make investments for the
                    accounts of the Fund in accordance with its best judgement and within the investment objectives and restrictions set forth in the Fund's prospectus, the 1940 Act and the provisions of the
                    Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and Transfer Agent and monitor the services they provide to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the
                    Fund with necessary office space, telephones and other communications facilities as are adequate for the
          Fund's needs;
                    (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other capacity pursuant to a separate agreement or arrangements with the Fund; (5) maintain or supervise the
                    maintenance by third parties of such books and records of the
                    Company as may be required by applicable Federal or state law;
                    (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as directors or officers of the
                    Trust to serve in such capacities; and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities
                    commissions and other regulatory agencies.

                         The Agreement provides that if the Fund's total expenses in any fiscal year (other than interest, taxes,
          distribution
                    expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and any
          extraor-
                    dinary expenses including, without limitation,
          litigation and
                    indemnification expenses) exceed the permissible limits
          appli-
                    cable to the Fund in any state in which its shares are
          then
                    qualified for sale, IMI will bear the excess expenses.
          At the
                    present time, the most restrictive state expense
          limitation
                    provision limits the Fund's annual expenses to 2.5% of the first
                    $30 million of its average daily net assets, 2.0% of the next $70 million and 1.5% of its average daily net assets over
          $100












                    million. In addition, IMI may voluntarily reimburse the Fund's expenses. Voluntary expense reimbursements for the Fund for the fiscal year ended June 30, 1994 and for the six months ended
                    December 31, 1994 were $171,733 and $76,575,
          respectively.












                         On December 31, 1994, the Trustees of the Trust, including a majority of the Independent Trustees, voted to approve the
                    Agreement for the Fund. The Agreement will continue in effect with respect to the Fund from year to year only so long as the continuance is specifically approved at least annually
          (i) by the
                    vote of a majority of the Independent Trustees and (ii) either
                    (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance
          (or
                    adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities
          (as
                    defined in the 1940 Act) of the Fund.  See
          "Capitalization and
                    Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund, on 60 days'
                    written notice to IMI or by IMI on 60 days' written notice to the
                    Trust. The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI, a wholly owned subsidiary of MIMI, serves as the
                    exclusive distributor of the Fund's shares pursuant to a
                    Distribution Agreement with the Trust. MIFDI is not obligated to sell any specific amount of shares.














                         MIFDI distributes shares of the Fund through broker-dealers who are members of the National Association of Securities
                    Dealers, Inc. and who have executed dealer agreements with MIFDI.
                    MIFDI distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of
                    Fund shares. Pursuant to the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         MIFDI may, from time to time, in certain circumstances, re-
                    allow to individual selling dealers all or a portion of the sales charge with respect to Class A shares which it normally retains.
                    For example, additional re-allowance may be made when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings. MIFDI may, from time to time, pay a fee out of its own resources to individual selling dealers for sales of
                    Class I shares.

                         During the fiscal years ended June 30, 1992, and June 30,












                    1993, and the three months ended September 30, 1993, MIMI, which at that time was the Fund's distributor, received from sales of
                    Class A shares *[Shares of the Fund outstanding as of June 27,
                    1993, were redesignated Class A shares of the Fund.] of the Fund
                    $171,062, $50,027 and $3,139, respectively, in sales
          commissions,
                    of which $40,540, $15,582 and $930, respectively, was retained after dealers' re-allowances. For the nine months ended June 30,
                    1994 and for the six-month period ended December 31, 1994, MIFDI received from sales of Class A Shares* of the Fund
          $7,330 and
                    $3,398, respectively, in sales commissions, of which $1,381 and
                    $892, respectively, was retained after dealer re-allowances.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan;" collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Funds and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.














                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the Fund's Plans, service fee payments made out of or charged against the assets attributable to the Fund's Class A shares or
                    Class B shares must be in reimbursement for services rendered for or on behalf of that class of the Fund. The expenses not
                    reimbursed in any one given month may be reimbursed in a
                    subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid to IMI by the Fund. MIFDI also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's Class A shares. To qualify for such payments, shares may be subject to a minimum holding period.
                    However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         Under the Fund's Class B Plan, the Fund pays MIFDI a












                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.50% of the average daily net assets attributable to its
                    Class B shares in addition to the 0.25% service fee.
          MIFDI may
                    re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time. The distribution fee compensates MIFDI for expenses incurred in
                    connection with activities primarily intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the
                    preparation, printing and distribution of sales literature and advertising materials. Pursuant to the Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit
                    MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the
                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the












                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                         During the period from July 1, 1993 to September 30, 1993,
                    MIMI expended the following amounts in marketing Class A shares of the Fund: advertising, $276; printing and mailing of
                    prospectuses to persons other than current shareholders, $212;
                    compensation to dealers, $9,510; compensation to sales personnel,
                    $18,315; seminars and meetings, $2,378; travel and entertainment,
                    $5,025; general and administrative, $5,712; telephone, $487; and
                    occupancy and equipment rental, $1,866.

                         During the period from October 1, 1993 to June 30,
          1994,
                    MIFDI expended the following amounts in marketing Class A shares of the Fund: advertising, $1,472; printing and mailing of
                    prospectuses to persons other than current shareholders, $9,093;
                    compensation to dealers, $11,078; compensation to sales personnel, $30,217; seminars and meetings, $2,769;
          travel and























                    entertainment, $9,107; general and administrative,
          $14,417;
                    telephone, $1,271; and occupancy and equipment rental, $2,492.

                         During the period of from July 1, 1994 to December 31, 1994,
                    MIFDI expended the following amounts in marketing Class A shares of the Fund: advertising, $437; printing and mailing of
                    prospectuses to persons other than current shareholder, $9,309;
                    compensation to dealers, $3,771; compensation to sales personnel,
                    $7,500; seminars and meetings, $943; travel and entertainment,
                    $2,198; general and administrative, $3,078; telephone, $273; and
                    occupancy and equipment rental, $651.

                         During the period from July 1, 1994 to December
          31, 1994,
                    MIFDI expended the following amounts in marketing Class B shares of the Fund: advertising, $43; printing and mailing of prospectuses to persons other than current shareholders, $912;
                    compensation to dealers, $370; compensation to sales personnel,
                    $735; seminars and meetings, $92; travel and entertainment, $215;
                    general and administrative, $302; telephone, $27; and occupancy and equipment rental, $64.

                    CUSTODIAN

                         Brown Brothers Harriman & Co., a private bank and member of the principal securities exchanges, located at 40 Water Street,
                    Boston, Massachusetts 02109, (the "Custodian") has been retained to act as the Company's Custodian for assets of the Fund held in the United States. Its primary responsibility is to maintain custody of the cash and securities in the Fund's portfolio.













                    Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, Brown Brothers Harriman & Co. has entered into subcustodial agreements for the holding of the Fund's foreign
                    securities. As partial payment for its services, the Custodian may receive a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement, effective
                    November 1, 1994, MIMI provides certain accounting and
          pricing
                    services for the Fund.  As compensation for those
          services, the
                    Fund pays MIMI a monthly fee plus out-of-pocket
          expenses as
                    incurred.  The monthly fee is based upon the net assets
          of the
                    Fund at the preceding month end at the following rates:
          $1,000
                    when net assets are $20 million and under; $1,500 when net assets are over $20 million to $75 million; $4,000 when net assets are over $75 million to $100 million; and $6,000 when net assets are over $100 million.  For the two months ended December
          31, 1994,
                    the Fund paid MIMI $2,130. Prior to November 1, 1994, the Fund utilized an unrelated entity for Fund accounting and pricing services.
























                    TRANSFER AGENT AND DIVIDEND PAYING AGENT

                         Mackenzie Ivy Investor Services Corp. ("MIISC," or the
                    "Transfer Agent") acts as the Trust's transfer agent and dividend paying agent pursuant to a Transfer Agency and Shareholder
                    Services Agreement. For transfer agency and shareholder
                    services, the Fund pays MIISC an annual fee of $20.75 per open account of Class A and Class B shares, and $10.25 per open account of Class I shares, payable in equal monthly installments.
                    In addition, the Fund pays MIISC a fee of $4.36 for each account that is closed, and reimburses MIISC monthly for out-of-pocket expenses.

                    ADMINISTRATOR

                         MIMI provides various administrative services to the Trust pursuant to an Administrative Services Agreement.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants,200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided principally relate to filings with the SEC and the preparation and/or review of the
                    Trust's tax returns.


                                     CAPITALIZATION AND VOTING RIGHTS

                         The Fund results from a reorganization of Mackenzie Short-
                    Term U.S. Government Securities Fund, which reorganization was approved by shareholders on December 30, 1994.  The












                    capitalization of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share).
          When
                    issued, shares of each class of the Fund are fully paid, non-
                    assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.

                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A and B for this Fund, Ivy Bond Fund, Ivy International Bond Fund,
                    Ivy Growth Fund, Ivy Emerging Growth Fund, Ivy Growth with Income
                    Fund, Ivy Money Market Fund, Ivy China Region Fund, Ivy
          Latin
                    America Strategy Fund, Ivy New Century Fund, Ivy Canada Fund, Ivy
                    Global Fund and Ivy International Fund, as well as
          Class I for
                    this Fund, Ivy International Fund and Ivy Bond Fund.
          In
                    addition, the Trustees have authorized an additional class, Class
                    C, for Ivy Growth with Income Fund issued only to shareholders of












                    Mackenzie Growth & Income Fund, a former series of The Mackenzie
                    Funds Inc., in connection with the reorganization between that fund and Ivy Growth with Income Fund and not offered for sale to the public.

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Trust's By-Laws. Shares of each class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). On matters affecting only the Fund, only the shareholders of the Fund are entitled to vote. All classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a class vote is required by the 1940 Act. On matters
                    relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the
                    Trust. If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters that affect the
                    Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this SAI and the Prospectus, the phrase
          "a
                    majority of the outstanding voting securities" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

                         The Company's shares do not have cumulative voting rights
                    and, accordingly, the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose.












                    The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if
                    requested in writing to do so by the holders of not less than 10%
                    of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

                         Under Massachusetts law, the Trust's shareholders could,
                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

                         To the knowledge of the Trust, as of March 31, 1995, no
                    shareholder owned beneficially or of record 5% or more of the
                    Fund's outstanding shares, except that of the outstanding Class A shares of the Fund, Prestige Bank FSB, 710 Old Clairton
          Road,
                    Pittsburgh, PA 15236, owned of record 123,898.766 shares












                    (15.76%), First National Bank of Assumption, 141 North Chestnut
                    Street, Assumption, Illinois 62510, owned of record
          60,273.000
                    shares (7.66%) and Smith Barney Inc., 388 Greenwich Street, New
                    York, New York 10013, owned of record 52,214.586 shares (6.64%), and except that of the outstanding Class B shares of the Fund, the Estate of H. Wettach, 27 Coach Street, Canadaigua, New York
                    14424, owned of record 1,706.572 shares (64.10%), and
          First Trust
                    Corp (custodian) FBO F. Fetkowitz, P.O. Box 173301,
          Denver,
                    Colorado, 80217-3301, owned of record 955.978 shares
          (35.90%).


                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts.
          A
                    security listed or traded on a recognized stock exchange or
                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that
                    Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and net asset value per
                    share is determined as of the close of regular trading on the
                    Exchange, (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The












                    Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a call or a put option will be deducted form its assets and an equal amount will be included in the asset section of the Fund's Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         The valuations of below investment-grade debt securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of
                    Trustees.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.


                                            PORTFOLIO TURNOVER

                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may













                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                         The Fund's Portfolio turnover rate for the six-month period ended December 31, 1994 and for the fiscal years ended June 30,
                    1994 and 1993 was 143%, 37% and 69%, respectively.  A
          Portfolio
                    turnover rate that exceeds 100% involves correspondingly higher brokerage commissions and other transaction costs, which will be borne directly by the Fund. In addition, short-term gains
                    realized from portfolio transactions are taxable to shareholders as ordinary income.





























                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange is closed
          (other than
                    customary weekend and holiday closings) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than
                    $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Fund for a period of more than 12 months. All accounts below the
                    applicable minimum will be redeemed simultaneously when IMI deems it advisable. The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations. The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such additional sums as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and transmit the proceeds to the shareholder.
          Such
                    redemptions will be taxable events. However, those shareholders who are investing pursuant to the Automatic Investment
          Method























                    will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-
                    months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must "rollover" any sum so
                    redeemed into another qualified plan within 60 days.
          The Board
                    of Trustees may increase or decrease the minimum shareholder account balance which may be subject to redemption from time to time.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.


                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

                         The Fund intends to be taxed as a regulated investment
                    company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or























                    (iii) foreign currencies (or options, futures, or forward con-
                    tracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
                    (or options and futures with respect to stock or securities) (the
                    "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
          Government
                    securities, the securities of other regulated investment
                    companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
          Government
                    securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
                    98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the
                    Fund intends to make distributions in accordance with the
                    calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the
                    distributions are received.

                    DISTRIBUTIONS

                         Distributions of investment company taxable income are
                    taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. If the Fund receives dividends from U.S.
                    corporations, a portion of the dividends paid by the Fund to a corporate shareholder may qualify for the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the
                    Fund's shares and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the distribution date. A distribution of an amount in excess of the
                    Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares.
                    To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S.
                    federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
                    Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

                    DISPOSITION OF SHARES

                         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be
                    treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
          30 days
                    after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take
                    all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the












                    disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the
                    91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same
          Fund or
                    another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares.
                    The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge.
                    Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive
                    acquisitions of fund shares.

                    DEBT SECURITIES ACQUIRED AT A DISCOUNT

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, if the Fund invests in certain high yield OID obligations issued by corporations, a portion of the OID accruing on such obligations
                    may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of
                    accrued OID, may be eligible for this deduction for dividends received by corporate shareholders if so designated by the Fund in a written notice to shareholders.

                         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
                    acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
                    disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the
                    "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
          Market
                    discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt
                    securities having market discount, which could affect the
                    character and timing of recognition of income.

                         Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
                    Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

                    OPTIONS AND HEDGING TRANSACTIONS

                         The taxation of equity options and OTC options on debt
                    securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt.












                    If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures contracts and forward contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60%
                    long-term and 40% short-term capital gains or losses;
          however,
                    foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the
                    4% excise tax, on October 31 of each year) are "marked-to-market"
                    (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.












                         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes.
                    The straddle rules may affect the character of gains (or losses)
                    realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-
                    term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures contracts and forward contracts.

                    CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES

                         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as
                    "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.













                    FOREIGN WITHHOLDING TAXES

                         Income received by the Fund from sources within foreign
                    countries may be subject to withholding and other taxes imposed by such countries.

                    INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

                         If the Fund invests in stock of certain foreign investment companies either directly or through ADRs, the Fund may be subject to U.S. federal income taxation on a portion of any
                    "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by
                    allocating such distribution or gain ratably to each day of the
                    Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

                         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to
                    the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund.
                    In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be
                    difficult to obtain. Alternatively, the Fund may be eligible for another election that would involve marking to market its PFIC stock at the end of each taxable year, with any resulting mark to market gain being reported as ordinary income. No mark to market losses would be recognized. The effect of this election would be to treat excess distributions and gain on dispositions as
                    ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend.

                    BACKUP WITHHOLDING












                         The Fund will be required to report to the Internal Revenue
                    Service ("IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of
                    31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced
                    by the amounts required to be withheld.

                         Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. In many states, Fund distributions which are derived from interest on certain U.S. government obligations are exempt from taxation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.
                    This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with
                    respect to the particular tax consequences to them of an
                    investment in the Fund.


                                         PERFORMANCE INFORMATION

                         Comparisons of the Fund's performance may be made with
                    respect to various unmanaged indices (including the Toronto Stock
                    Exchange 300, S&P 100, S&P 500, Dow Jones Industrial Average and
                    Major Market Index) which assume reinvestment of dividends, but do not reflect deductions for administrative and management costs.  The Fund also may be compared to Lipper's
          Analytical
                    Reports, reports produced by a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or to Wiesenberger Reports.
          Lipper
                    Analytical Services does not include sales charges in computing performance. Performance information for the Fund may be
                    compared, in advertisements, sales literature and reports to shareholders, to the Consumer Price Index (measure for inflation)
                    to assess the real rate of return from an investment in the Fund, other groups of mutual funds tracked by Lipper
          Analytical
                    Services, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria. Further information on comparisons is contained in the
                    Prospectus for
                    the Fund. Performance rankings will be based on historical information and are not intended to indicate future performance.

                         In addition, the Trust may, from time to time, include the yield and the average annual total return of shares of the Fund in advertisements, promotional literature or reports to












                    shareholders or prospective investors.

                         YIELD. Quotations of yield for a specific class of shares
                    of the Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month)
                    period (including dividends and interest), less expenses
                    attributable to that class accrued during the period
          ("net
                    investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share (in the case of
                    Class A and Class B shares) or the net asset value per share (in the case of Class I shares) on the last day of the period, according to the following formula:

                              YIELD     =    2[({(a-b)/cd} + 1){superscript
          6}-1]

                    Where:    a         =    dividends and interest earned
          during the
                                             period attributable to a
          specific class
                                             of shares,














                              b         =    expenses accrued for the
          period
                                             attributable to that class
          (net of
                                             reimbursements),

                              c         =    the average daily number of
          shares of
                                             that class outstanding during
          the period
                                             that were entitled to receive
          dividends,
                                             and

                              d         =    the maximum offering price per
          share (in
                                             the case of Class A shares) or
          the net
                                             asset value per share (in the
          case of
                                             Class I shares) on the last
          day of the
                                             period.

                         The yield for Class A1 *[Shares of the Fund outstanding as of June 27, 1993, have been designated as "Class A" shares of the
                    Fund.] shares of the Fund for the 30-day period ended
          December
                    30, 1994 was 6.58%. There were no Class I shares of the Fund outstanding at December 30, 1994.

                         From commencement until September 20, 1994, this
          Fund
                    (formerly Mackenzie Adjustable U.S. Government Securities Trust)
                    had an investment objective of seeking a high level of current income, consistent with lower volatility of principal.

                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.
          Quotations of
                    standardized average annual total return ("Standardized Return")
                    for a specific class of shares of the Fund will be expressed in terms of the average annual compounded rate of return that would cause a hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending












                    redeemable value ("ERV") of such hypothetical investment on the last day of the designated period, according to the following formula:

                              P(1 + T){superscript n} = ERV

                    Where:    P    =    a hypothetical initial payment of
          $1,000 to
                                        purchase shares of a specific class

                              T    =    the average annual total return of
          shares of
                                        that class

                              n    =    the number of years

                              ERV  =    the ending redeemable value of a
          hypothetical
                                        $1,000 payment made at the
          beginning of the
                                        period.

                         For purposes of the above computation for the
          Fund, it is
                    assumed that all dividends and capital gains
          distributions made
                    by the Fund are reinvested at net asset value in
          additional
                    shares of the same class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares, the maximum 1.00% sales charge is deducted from the initial
          $1,000
                    payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return quotations are determined to the nearest 1/100 of 1%.

                         In determining the average annual total return for a
                    specific class of shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Initial sales charges are not taken into account in calculating
          Non-
                    Standardized Return; a sales charge, if deducted, would reduce the return.

                         The following table summarizes the calculation of
                    Standardized and Non-Standardized Return for the Class
          A and
                    Class I shares of the Fund for the periods indicated.[#] The inception date for Class B shares of the Fund is January 1, 1995.



























                                                      STANDARDIZED
          RETURN[1]
                                             CLASS A[3]      CLASS B
          CLASS I[4]

                    One year ended
                    December 31, 1994:       (3.25)%[5]      N/A
          (5.62)%[7]
                    Five years ended
                    December 31, 1994:       N/A             N/A
          N/A

                    Inception[*] to
                    December 31,
                    1994:[13]                2.69%[6]        N/A
          (2.04)%[8]


                                                      NON-STANDARDIZED
          RETURN[2]
                                             CLASS A[3]      CLASS B
          CLASS I[4]

                    One year ended
                    December 31, 1994:       .26%[5]         N/A
          (.66%)[11]
                    Five years ended
                    December 31, 1994:       N/A             N/A
          N/A

                    Inception[*] to
                    December 31,
                    1994:[13]                3.67%[10]       N/A
          .50%[12]
                    ____________

                    [1] The Standardized Return figures for Class A shares reflect the deduction of the maximum initial sales charge of 1.00%.

                    [2] The Non-Standardized Return figures for Class A shares do not reflect the deduction of any initial sales charge.

                    [3] Shares of the Fund outstanding as of June 27, 1993 have been redesignated as "Class A" shares of the Fund.













                    [4] Class I shares are not subject to an initial sales charge;
                         therefore, the Non-Standardized Return figures would be
                         identical to the Standardized Return figures.

                    [5] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (4.44)%.

                    [6] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been 1.86%.

                    [7] The Standardized Return figure reflects expense reimbursement. Without expense reimbursement, the Standardized Return would have been (6.79)%.

                    [8] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (2.99)%.












                    [9] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (.97)%.

                    [10] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been 2.84%.

                    [11] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (1.88)%.














                    [12] The Non-Standardized Return figure reflects expense
                         reimbursement.  Without expense reimbursement, the
          Non-
                         Standardized Return would have been (.47)%.

                    [13] The total return for a period less than a full year is calculated on an aggregate basis and is not annualized.

                    [#]  Until December 31, 1994, Mackenzie Investment
          Management
                         Inc. served as investment adviser to the Fund, which until that date was a series of The Mackenzie Funds Inc.

                    [*] The inception date for the Fund (and the Class A shares of the Fund) was April 18, 1991; the inception date for the
                         Class I shares of the Fund was June 28, 1993.
          From
                         commencement until September 20, 1994, the Fund
          (formerly
                         Mackenzie Adjustable U.S. Government Securities Trust) had
                         an investment objective of seeking a high level of current income, consistent with lower volatility of principal.

                         CUMULATIVE TOTAL RETURN. Cumulative total return is the
                    cumulative rate of return on a hypothetical initial investment of
                    $1,000 in a specific Class of shares of the Fund for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in
                    Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment in a specific Class of shares of the Fund over the periods indicated, according to the following formula (cumulative total return is then expressed as a percentage):




































                              C = (ERV/P)-1

                    Where:    C    =    cumulative total return

                              P    =    a hypothetical initial investment
          of $1,000
                                        to purchase shares of a specific
          Class

                              ERV  =    ending redeemable value:  ERV is
          the value,
                                        at the end of the applicable
          period, of a
                                        hypothetical $1,000 investment made
          at the
                                        beginning of the applicable period.


                         The following table summarizes the calculation of the
                    Cumulative Total Return for the Class A and Class I shares of the
                    Fund for the periods indicated, assuming the maximum 1.00% sales charge HAS been assessed. No data is available for Class B shares of the Fund, since the inception date of this class was
                    January 1, 1995.














                         CUMULATIVE TOTAL RETURN FOR PERIOD ENDED DECEMBER 31, 1994

                                                                      SINCE
                                        ONE YEAR       FIVE YEAR
          INCEPTION

                    Class A             (3.25)%        N/A[*]
          10.47%
                    Class B             N/A{*]         N/A[*]
          N/A[*]
                    Class I             (5.62)%        N/A[*]
          (3.24)%


                         The following table summarizes the calculation of Cumulative
                    Total Return for the Class A, Class B and Class I shares of the
                    Fund for the periods indicated, assuming the maximum 1.00% sales charge HAS NOT been assessed.

                         CUMULATIVE TOTAL RETURN FOR PERIOD ENDED DECEMBER 31, 1994

                                                                      SINCE
                                        ONE YEAR       FIVE YEAR
          INCEPTION

                    Class A             .26%           N/A*
          (.66)%
                    Class B             N/A*           N/A*           N/A*
                    Class I             (.66)%         N/A*           .80%
                    ____________

                    [#]  Until December 31, 1994, Mackenzie Investment
          Management
                         Inc. served as investment adviser to the Fund, which until that date was a series of The Mackenzie Funds Inc.

                    [*] Cumulative total return quotations are not presented because no shares of the class were outstanding during the time
                         periods indicated.
























                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION.  The
                    foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the
                    Fund's portfolio and operating expenses of the Fund.
          These
                    factors and possible differences in the methods used in calculating performance quotations should be considered when
                    comparing performance information regarding the Fund with
                    information published for other investment companies and other investment vehicles. Performance quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, performance quotations may be higher or lower than past performance quotations and there can be no assurance that any historical performance quotation will continue in the future.














                         The Fund may also cite endorsements or use for comparison
                    its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
          AAII
                    JOURNAL, BARRON'S, BOSTON BUSINESS JOURNAL, BOSTON GLOBE, BOSTON
                    HERALD, BUSINESS WEEK, CONSUMER'S DIGEST, CONSUMER
          GUIDE
                    PUBLICATIONS, CHANGING TIMES, FINANCIAL PLANNING,
          FINANCIAL
                    WORLD, FORBES, FORTUNE, GROWTH FUND GUIDE, HOUSTON
          POST,
                    INSTITUTIONAL INVESTOR, INTERNATIONAL FUND MONITOR,
          INVESTOR'S
                    DAILY, LOS ANGELES TIMES, MEDICAL ECONOMICS, MIAMI HERALD, MONEY
                    MUTUAL FUND FORECASTER, MUTUAL FUND LETTER, MUTUAL FUND
          SOURCE
                    BOOK, MUTUAL FUND VALUES, NATIONAL UNDERWRITER NELSON'S DIRECTOR
                    OF INVESTMENT MANAGERS, NEW YORK TIMES, NEWSWEEK, NO
          LOAD FUND
                    INVESTOR, NO LOAD FUND* X, OAKLAND TRIBUNE, PENSION
          WORLD,
                    PENSIONS AND INVESTMENT AGE, PERSONAL INVESTOR, RUGG AND STEELE,
                    TIME, U.S. NEWS AND WORLD REPORT, USA TODAY, THE WALL
          STREET
                    JOURNAL, AND WASHINGTON POST.


                                           FINANCIAL STATEMENTS

                         The Portfolio of Investments as of December 31,
          1994, the
                    Statement of Assets and Liabilities as of December 31, 1994, the
                    Statement of Operations for the fiscal year ended June 30, 1994 and for the six-month period ended December 31, 1994, the
                    Statement of Changes in Net Assets for the six-month period ended
                    December 31, 1994 and for the fiscal years ended June
          30, 1994
                    and June 30, 1993, Financial Highlights, the Notes to Financial
                    Statements, and Report of Independent Accountants are included in the Fund's December 31, 1994 Semi-Annual Report to shareholders and June 30, 1994 Annual Report to shareholders, which are incorporated by reference into this SAI. Copies of the Fund's
                    December 31, 1994 Semi-Annual Report to Shareholders, and this
                    SAI may be obtained upon request and without charge from the Fund or MIFDI at the addresses and telephone numbers provided on the cover of this SAI.






































































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                        MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
          CORPORATE BOND
                                       AND COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]

                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such












                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.












                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.












                         Debt rated BB, B, CCC, CC and C is regarded as having
                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,












                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the
                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and












                    3 to denote relative strength within this highest classification.
                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.
















                                       IVY INTERNATIONAL BOND FUND

                                               a series of

                                                 IVY FUND
                                        Via Mizner Financial Plaza
                                   700 South Federal Highway, Suite 300
                                        Boca Raton, Florida 33432

                                   Statement of Additional Information

                                              April 30, 1995
                                   (as supplemented on January 1, 1996)



                         Ivy Fund (the "Trust") is a diversified, open-end management investment company that currently consists of thirteen fully managed portfolios.  This Statement of Additional
          Information
                    ("SAI") describes one of the portfolios, Ivy
          International Bond
                    Fund (the "Fund"). The other twelve portfolios of the Trust are described in separate Statements of Additional
          Information.

                         This SAI is not a prospectus and should be read in
                    conjunction with the prospectus for the Fund dated April 30, 1995
                    (as supplemented on January 1, 1996) (the
          "Prospectus"), which
                    may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number listed below.


                                            INVESTMENT MANAGER

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432
                                        Telephone: (800) 777-6472



                                               DISTRIBUTOR

                            Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                                Suite 300
                                        Boca Raton, Florida 33432
                                         Telephone (800) 456-5111


















                                            TABLE OF CONTENTS














              PAGE

                    INVESTMENT OBJECTIVES AND POLICIES
                         AMERICAN DEPOSITORY RECEIPTS (ADRS)
                         FOREIGN SECURITIES
                         FOREIGN CURRENCIES
                         FORWARD FOREIGN CURRENCY CONTRACTS
                         HIGH YIELD BONDS
                         WHEN-ISSUED PURCHASES AND FIRM COMMITMENT
          AGREEMENTS
                         ZERO COUPON BONDS
                         RESTRICTED AND ILLIQUID SECURITIES
                         OPTIONS TRANSACTIONS
                              GENERAL
                                   WRITING CALL OPTIONS ON INDIVIDUAL
          SECURITIES
                              RISKS OF OPTIONS TRANSACTIONS
                         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
                              GENERAL
                              INTEREST RATE FUTURES CONTRACTS
                              OPTIONS ON INTEREST RATE FUTURES CONTRACTS
                              FOREIGN CURRENCY FUTURES CONTRACTS AND
          RELATED
                                   OPTIONS
                              RISKS ASSOCIATED WITH FUTURES AND RELATED
          OPTIONS
                              COMBINED TRANSACTIONS

                    INVESTMENT RESTRICTIONS

                    ADDITIONAL RESTRICTIONS

                    ADDITIONAL RIGHTS AND PRIVILEGES
                         AUTOMATIC INVESTMENT METHOD
                         EXCHANGE OF SHARES
                              INITIAL SALES CHARGE SHARES
                              CONTINGENT DEFERRED SALES CHARGE SHARES.
          CLASS A
                              CLASS B
                         LETTER OF INTENT
                         RETIREMENT PLANS
                              INDIVIDUAL RETIREMENT ACCOUNTS
                              QUALIFIED PLANS
                              DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                                   CHARITABLE ORGANIZATIONS ("403(B)(7)
                                   ACCOUNT")
                              SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS
                         REINVESTMENT PRIVILEGE
                         RIGHTS OF ACCUMULATION
                         SYSTEMATIC WITHDRAWAL PLAN

                    BROKERAGE ALLOCATION













                    TRUSTEES AND OFFICERS
                         PERSONAL INVESTMENTS BY EMPLOYEES OF

                    COMPENSATION TABLE












                    INVESTMENT ADVISORY AND OTHER SERVICES
                         BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
          SERVICES
                         DISTRIBUTION SERVICES
                         CUSTODIAN
                         FUND ACCOUNTING SERVICES
                         TRANSFER AGENT AND DIVIDEND PAYING AGENT
                         ADMINISTRATOR
                         AUDITORS

                    CAPITALIZATION AND VOTING RIGHTS

                    NET ASSET VALUE

                    PORTFOLIO TURNOVER

                    REDEMPTIONS

                    CONVERSION OF CLASS B SHARES

                    TAXATION
                         GENERAL
                         DISTRIBUTIONS
                         DISPOSITION OF SHARES
                         HEDGING TRANSACTIONS
                         CURRENCY FLUCTUATIONS--"SECTION 988" GAINS OR
          LOSSES
                         DISCOUNT
                         FOREIGN WITHHOLDING TAXES
                         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES BACKUP WITHHOLDING
                         OTHER TAXATION

                    CALCULATION OF AVERAGE ANNUAL TOTAL RETURN
                         AVERAGE ANNUAL TOTAL RETURN QUOTATIONS
                         OTHER QUOTATIONS, COMPARISONS AND GENERAL
          INFORMATION













                    FINANCIAL STATEMENTS

                    APPENDIX A     DESCRIPTION OF STANDARD & POOR'S
          CORPORATION
                                   ("S&P") AND MOODY'S INVESTORS SERVICE,
          INC.
                                   ("MOODY'S") CORPORATE BOND AND
          COMMERCIAL PAPER
                                   RATINGS

























                                    INVESTMENT OBJECTIVES AND POLICIES

                         Ivy Fund (the "Trust") is organized as an open-end
                    management investment company with thirteen series of shares.
                    One series of the Trust, Ivy International Bond Fund
          (the
                    "Fund"), is described in this SAI.

                         The Fund's investment objectives and general investment
                    policies are described in the Fund's Prospectus.
          Additional
                    information concerning the characteristics of the Fund's
                    investments is set forth below.

                    AMERICAN DEPOSITORY RECEIPTS (ADRS)














                         The Fund may purchase sponsored or unsponsored
          American
                    Depository Receipts ("ADRs").  ADRs are
          dollar-denominated
                    receipts issued generally by U.S. banks that represent the deposit with the bank of a foreign company's security. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the
                    United States. Ownership of unsponsored ADRs may not entitle the
                    Fund to financial or other reports from the issuer to which it might otherwise be entitled as the owner of sponsored
          ADRs.

                    FOREIGN SECURITIES

                         Investors should recognize that investing in foreign
                    securities involves certain special considerations, including those set forth below and in the Fund's Prospectus under
                    "Investing In International Bond Markets" and "Special
          Risk
                    Considerations," which are not typically associated with
                    investing in United States securities and which may affect the
                    Fund's performance favorably or unfavorably.

                         Foreign stock markets have different clearance and
                    settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in
                    temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to












                    subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on each Fund's portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock












                    dividends or other matters which may affect the prices of
                    portfolio securities.  Communications between the
          United States
                    and foreign countries may be less reliable than within the United
                    States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

                    FOREIGN CURRENCIES

                         Investment in foreign securities usually will involve
                    currencies of foreign countries. Moreover, the Fund may
                    temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the
                    Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the
                    Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S.
                    dollars on a daily basis. The Fund will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a
                    fee for conversion, they do realize a profit based on the
                    difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while
                    offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot
          (i.e.,
                    cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.














                         Because the Fund normally will be invested in both U.S. and foreign securities markets, changes in the Fund's share price may have a low correlation with movements in the U.S.
          markets.  The
                    Fund's share price will reflect the movements of both the
                    different stock and bond markets in which it is invested and of the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment
                    performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from
                    different markets may vary significantly.














                    FORWARD FOREIGN CURRENCY CONTRACTS

                         The Fund may enter into forward foreign currency exchange
                    contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of
                    securities, but not for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
          These
                    contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relation-
                    ship between foreign currencies and the U.S. dollar.
          Although
                    such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain that might result should the value of such currencies increase.

                         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Further, the Fund generally will not enter into a forward contract with a term of greater than one year.

                         The Fund will hold cash, U.S. Government
          Securities or other
                    high-grade debt securities in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis)
                    to the amount of the commitments under these contracts.
          At the
                    maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract.
                    Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

                    HIGH YIELD BONDS

                         The Fund may invest in corporate debt securities rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or












                    lower by Standard & Poor's Corporation ("S&P).  The
          Fund will
                    not, however, invest in securities that, at the time of investment, are rated lower than C by either Moody's or
          S&P.
                    Securities rated Baa or BBB (and comparable unrated securities)
                    are considered by major credit-rating organizations to have speculative elements as well as investment-grade characteristics.
                    Securities rated lower than Baa or BBB (and comparable unrated securities) are commonly referred to as "high yield" or "junk"
                    bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity












                    securities. See Appendix A for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

                         While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely exclusively on such ratings, but rather to supplement such ratings with its own independent and ongoing review of credit quality.  The
          Fund's
                    achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon IMI's credit analysis than would be the case if the Fund were investing in higher quality bonds. Should the rating of a portfolio
                    security be downgraded, IMI will determine whether it is in the
                    Fund's best interest to retain or dispose of the security.
                    However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose
                    of such bond based on then existing market conditions.

                         The secondary market on which high yield bonds are traded
                    may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental
                    analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the markets for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data
                    available.

                         Furthermore, prices for high yield bonds may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to reduce gradually their holdings of this type of security. Also, Congress has from time to time considered legislation that would restrict or eliminate the corporate tax deduction for interest payments on these securities and regulate corporate restructurings.
          Such
                    legislation may significantly depress the prices of outstanding securities of this type.

                    WHEN-ISSUED PURCHASES AND FIRM COMMITMENT AGREEMENTS

                         When the Fund purchases new issues of securities on a when-
                    issued basis, the Fund's custodian will establish a segregated account for the Fund consisting of cash, U.S.
          Government
                    Securities or other high-grade debt securities equal to the amount of the commitment. If the value of securities in the account should decline, additional cash or securities will be placed in the account so that the market value of the account will equal the amount of such commitments by the Fund on a daily basis.

                         Securities purchased on a when-issued basis and the
                    securities held in the Fund's portfolio are subject to changes in market value based upon various factors including changes in the level of market interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates,
                    i.e., they will appreciate in value when market interest rates decline and decrease in value when market interest rates rise.
                    For this reason, placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. That is, to the extent that the Fund remains substantially fully invested in securities at the same time that
                    it has committed to purchase securities on a when-issued basis, there will be greater fluctuations in its net assets than if it had set aside cash to satisfy its purchase commitment.

                         Upon the settlement date of the when-issued securities, the
                    Fund ordinarily will meet its obligation to purchase the
                    securities from available cash flow, use of the cash
          (or
                    liquidation of securities) held in the segregated account or sale of other securities. Although it would not normally expect to do so, the Fund also may meet its obligation from the sale of the when-issued securities themselves (which may have a current market value greater or less than the Fund's payment obligation).
                    The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

                         The Fund may also enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. During the time that the Fund is obligated to purchase such securities, it will maintain in a segregated account with its custodian cash, U.S. Government
          Securities or
                    other high-grade debt securities of an aggregate value sufficient to make payment for the securities.

                    ZERO COUPON BONDS

                         The Fund may purchase zero coupon bonds in accordance with its credit quality standards. Zero coupon bonds are debt
                    obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates
                    the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. The Fund, if it holds zero coupon bonds in its portfolio, however, would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to distribute dividends representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales












                    proceeds of portfolio securities and Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when the Fund might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales.
                    Because interest on zero coupon obligations is not distributed to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

                    RESTRICTED AND ILLIQUID SECURITIES

                         It is the Fund's policy that restricted
          securities,
                    including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act of
                    1933, and any other illiquid securities (including repurchase agreements of more than seven days duration and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.
                    Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

                    Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of
                    1933. Where a registration statement is required, the Fund may be required to bear all or part of the registration expenses.
                    There may be a lapse of time between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Fund will
                    carefully monitor each of its investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of
                    illiquidity of the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing
                    these restricted securities.

                    OPTIONS TRANSACTIONS

                         GENERAL.  The Fund may sell (write)
          exchange-listed call
                    options and purchase put and call options in accordance with its investment objectives and policies. A call option is a short-
                    term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.  A put
                    option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price.
                    The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

                         If the writer of an option wishes to terminate the
                    obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the
                    same series as the option previously written. The effect of the purchase is that the writer's position will be cancelled by the
                    Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a
                    "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased.
                    There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put is not exercised or sold, it will become worthless on its expiration date.

                         The Fund will realize a gain (or a loss) on a closing
                    purchase transaction with respect to a call or a put previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or put which the Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for
                    Federal income tax purposes. Net short-term capital gains, when distributed by the Fund, are taxable as ordinary income. See
                    "Taxation."

                         A gain (or a loss) will be realized by the Fund on a closing sale transaction with respect to a call or a put previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term capital gain or loss, depending upon the Fund's holding period for the option.

                         The Fund will not purchase put or call options if the
                    aggregate premium paid for such options would exceed 10% of its net assets at the time of purchase.












                         WRITING CALL OPTIONS ON INDIVIDUAL SECURITIES.
          The Fund may
                    write (sell) covered call options as described in the Prospectus.
                    Covered call options provide the Fund with additional income on its portfolio securities or partially protect against declines in the value of those securities. A "covered" call option means generally that so long as the Fund is obligated as the writer of a call option, the Fund will either own the underlying securities subject to the option, or hold a call at the same exercise price, for the same exercise period, and on the same securities as the call written. Although the Fund receives premium income from these activities, any appreciation realized on an underlying security will be limited by the terms of the call option.

                         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.
                    Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option
                    purchased by the Fund is not sold when it has remaining value,














                    and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.
                    Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to
                    predict to what extent liquid markets will develop or continue.
                    Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.













                         The Fund may employ hedging strategies with options on
                    currencies before the Fund purchases a foreign security denominated in the hedged currency that the Fund anticipates
                    acquiring, during the period the Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. With respect to transactions in surrogate currencies, there is a risk of loss if there is not a correlation between the currency in which the hedge is desired and the surrogate currency.

                         A position on an option on foreign currencies may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid
                    secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

                         The Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.

                         The Fund's success in using options techniques depends,
                    among other things, on IMI's ability to predict accurately the direction and volatility of price movements in the options markets as well as the securities markets and on IMI's ability to select the proper type, time and duration of options.

                    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

                         GENERAL. The Fund may enter into futures contracts and
                    options on futures contracts. When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been
                    satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash,
          called
                    "variation margin," equal to the daily change in value
          of the
                    futures contract.   This process is known as "marking
          to market."
                    Variation margin does not represent a borrowing or loan by the
                    Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-
                    to-market its open futures position.

                         The Fund is also required to deposit and maintain margin
                    with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

                         Although some futures contracts call for making or taking
                    delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting
                    purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an
                    offsetting purchase price is less than the original sale price, the Fund generally realizes a capital gain, or if it is more, the
                    Fund generally realizes a capital loss. Conversely, if an
                    offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is less, the
                    Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

                         When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash,
                    U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with a
                    futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract by held by the Fund.

                         When selling a futures contact, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the
                    Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).


























                         When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that, when added to the amounts deposited with an
                    FCM as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the
                    Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

                         When selling a put option on a futures contract, the Fund
                    will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, or other highly liquid debt securities that equal the purchase price of the futures contract less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures and options on futures.

                         INTEREST RATE FUTURES CONTRACTS. An interest rate futures












                    contract is an agreement between parties to buy or sell a
                    specified debt security at a set price on a future date. The financial instruments that underlie interest rate futures
                    contracts include, for example, long-term U.S. Treasury bonds,
                    U.S. Treasury notes, GNMA certificates, three-month U.S. Treasury bills, and Eurodollar instruments. In the case of futures
                    contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be in the cash financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred.

                         The Fund may sell interest rate futures contracts in order to hedge its portfolio securities whose value may be sensitive to changes in interest rates. In addition, the Fund could purchase and sell these futures contracts in order to hedge its holdings in certain common stocks (such as utilities, banks and savings and loans) whose value may be sensitive to changes in interest rates. The Fund could sell interest rate futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might























                    otherwise result. When the Fund is not fully invested in
                    securities, it could purchase interest rate futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase.
                    As such purchases are made, an equivalent amount of interest rate futures contracts will be terminated by offsetting sales. In a substantial majority of these transactions, the Fund would purchase such securities upon termination of the futures position whether the futures position results from the purchase of an interest rate futures contract or the purchase of a call option on an interest rate futures contract, but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.

                         OPTIONS ON INTEREST RATE FUTURES CONTRACTS.  The
          Fund may
                    also purchase and write put and call options on interest rate futures contracts which are traded on a U.S. exchange or board of trade and sell or purchase such options to terminate an existing position. Options on interest rate futures give the purchaser the right (but not the obligation), in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at a time during the period of the option.

                         Transactions in options on interest rate futures may enable the Fund to hedge against the possibility that fluctuations in interest rates and other factors may result in a general decline in prices of debt securities owned by the Fund.
          Assuming that
                    any decline in the securities being hedged is accomplished by a rise in interest rates, the purchase of put options and sale of call options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases or sells an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund may experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

                         FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED
          OPTIONS.  A
                    foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

                         An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures
                    contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

























                         The Fund may purchase call and put options on foreign
                    currencies as a hedge against changes in the value of the U.S.
                    dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Fund may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

                         In those situations where foreign currency options may not be readily purchased (or where such options may be deemed
                    illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate"
                    currency (i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies).
                    A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

                         The Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S.
                    or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into.
          A call
                    option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
                    For additional information about margin deposits required with respect to futures contracts and options thereon, see
          "Futures
                    Contracts and Options on Futures Contracts."

                         RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. The Fund
                    may engage in futures and related options transactions for hedging purposes or to seek to enhance potential gain. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price
                    movements in the hedging vehicle and in the Fund's portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of
                    imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and related options on securities, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of
                    issuers. A decision as to whether, when and how to hedge
                    involves the exercise of skill and judgment, and even a well-
                    conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

                         Futures exchanges may limit the amount of fluctuation
                    permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit
                    governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a related option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

                         Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees;
          and are
                    subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such a
                    position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading
                    volume.

























                         COMBINED TRANSACTIONS. The Fund may enter into multiple
                    transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency
                    and interest rate transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally
                    entered into based on IMI's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

                         The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, options or forward contracts.  See
          "Taxation."


                                         INVESTMENT RESTRICTIONS














                         The Fund's investment objectives as set forth in the
                    Prospectus under "Investment Objectives and Policies," together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to the
                    Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

                         (i) Invest in real estate, real estate mortgage loans,
                                commodities, commodity futures contracts or interests
                                in oil, gas and/or mineral exploration or development
                                programs, although the Fund may purchase and sell
                                (a) securities which are secured by real estate,
                                (b) securities of issuers which invest or deal in
                                real estate, and (c) futures contracts and related
                                options;

                         (ii)   Make investments in securities for the
          purpose of
                                exercising control over or management of the issuer;

                         (iii)  Participate on a joint or a joint and
          several basis
                                in any trading account in securities.  The
          "bunching"
                                of orders of the Fund--or of the Fund and of other
                                accounts under the investment management of the
                                persons rendering investment advice to the Fund--for
                                the sale or purchase of portfolio
          securities shall
                                not be considered participation in a joint securities
                                trading account;

                         (iv) Purchase securities on margin, except such short-term credits as are necessary for the clearance of























                                transactions; the deposit or payment by a Fund of
                                initial or variation margin in connection with
                                futures contracts or related options
          transactions is
                                not considered the purchase of a security on margin;

                         (v) Make loans, except that this restriction shall not
                                prohibit (a) the purchase and holding of a portion of
                                an issue of publicly distributed debt
          securities,
                                (b) the lending of portfolio securities
          (provided
                                that the loan is secured continuously by collateral
                                consisting of U.S. Government securities or cash or
                                cash equivalents maintained on daily
          marked-to-market
                                basis in an amount at least equal to the current
                                market value of the securities loaned), or
          (c) entry
                                into repurchase agreements with banks or broker-
                                dealers;

                         (vi) Borrow money, except as a temporary measure for
                                extraordinary or emergency purposes or
          except in
                                connection with reverse repurchase
          agreements
                                provided that the Fund maintains net asset coverage
                                of at least 300% for all borrowings;

                         (vii)  Mortgage, pledge, hypothecate or in any
          manner












                                transfer, as security for indebtedness, any securities owned or held by the Fund
          (except as may
                                be necessary in connection with permitted borrowings
                                and then not in excess of 20% of the Fund's total
                                assets); provided, however, this does not prohibit
                                escrow, collateral or margin arrangements in
                                connection with its use of options, short sales,
                                futures contracts and options on future
          contracts;

                         (viii) Purchase the securities of issuers conducting their principal business activities in the same industry if
                                immediately after such purchase the value of the
                                Fund's investments in such industry would exceed 25%
                                of the value of the total assets of the
          Fund;

                         (ix)   Act as an underwriter of securities;

                         (x) Make short sales of securities or maintain a short
                                position; or

                         (xii) Issue senior securities, except insofar as the Fund
                                may be deemed to have issued a senior
          security in
                                connection with any repurchase agreement or any
                                permitted borrowing.


                                         ADDITIONAL RESTRICTIONS

                         The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

                         Under these restrictions, the Fund may not:

                         (i)    purchase or sell real estate limited
          partnership
                                interests;

                         (ii) purchase or sell interests in oil, gas and mineral
                                leases (other than securities of companies that
                                invest in or sponsor such programs);

                         (iii)  purchase or retain securities of any
          company if, to
                                the knowledge of the Trust, officers and Trustees of
                                the Trust and officers and directors of the Manager,
                                Mackenzie Investment Management Inc.
          ("MIMI") or
                                Mackenzie Financial Corporation ("MFC") who individually own more than 1/2 of 1% of the securities of that company together own beneficially
                                more than 5% of such securities;

                         (iv) purchase any security if as a result the Fund would
                                then have more than 5% of its total assets
          (taken at
                                current value) invested in securities of companies
                                (including predecessors) less than three years old;

                          (v)   invest more than 10% of its net assets
          taken at
                                market value at the time of the investment in
                                "illiquid securities" and the Fund may not invest
                                more than 5% of its total assets in
          restricted
                                securities; Illiquid securities may include securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more
                                than seven days, certain options traded
          over the
                                counter that the Fund has purchased,
          securities being
                                used to cover certain options that the Fund has
                                written, securities for which market
          quotations are
                                not readily available, or other securities which
                                legally or in the Manager's opinion,
          subject to the
                                Board's supervision, may be deemed
          illiquid, but
                                shall not include any instrument that, due to the
                                existence of a trading market, to the
          Fund's
                                compliance with certain conditions intended to
                                provide liquidity, or to other factors, is liquid;

                         (vi)   purchase securities of other investment
          companies,
                                except in connection with a merger,
          consolidation or
                                sale of assets, and except that the Fund may purchase
                                shares of other investment companies
          subject to such
                                restrictions as may be imposed by the
          Investment
                                Company Act of 1940 (the "1940 Act") and rules
                                thereunder or by any state in which shares of the
                                Fund are registered;

























                         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
                    Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.


                                     ADDITIONAL RIGHTS AND PRIVILEGES

                         The Trust offers to investors, and (except as noted below)
                    bears the cost of providing, the following rights and privileges.
                    The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
                    shareholders in accordance with applicable law.

                         Certain of the rights and privileges described below
                    reference other funds distributed by MIFDI, which funds are not described in this Statement of Additional Information.
          These
                    funds are: Ivy Growth Fund, Ivy Growth with Income
          Fund, Ivy
                    Emerging Growth Fund, Ivy International Fund, Ivy China
          Region
                    Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund, Ivy
                    Canada Fund, Ivy Global Fund, Ivy Bond Fund, Ivy Short-Term Bond













                    Fund, and Ivy Money Market Fund, the other twelve series of Ivy
                    Fund; Mackenzie California Municipal Fund, Mackenzie
          Florida
                    Limited Term Municipal Fund, Mackenzie Limited Term
          Municipal
                    Fund, Mackenzie National Municipal Fund and Mackenzie
          New York
                    Municipal Fund, the five series of Mackenzie Series
          Trust
                    (collectively, with the Fund, the "Ivy Mackenzie
          Funds").
                    Investors should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

                    AUTOMATIC INVESTMENT METHOD

                         The Automatic Investment Method is available for Class A and
                    Class B shareholders of the Fund. The minimum initial and
                    subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.
                    The Automatic Investment Method may be discontinued at any time upon receipt by the Mackenzie Ivy Investor Services
          Corp.
                    ("MIISC") of telephone instructions or written notice to MIISC from the investor. See "Automatic Investment Method" in the
                    Account Application in the Fund's Prospectus.















                    EXCHANGE OF SHARES













                         As described in the Fund's Prospectus,
          shareholders of the
                    Fund have an exchange privilege with certain other Ivy and
                    Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
                    is to be made.

                         INITIAL SALES CHARGE SHARES. Class A shareholders may
                    exchange their Class A shares ("outstanding Class A shares") for
                    Class A shares of another Ivy or Mackenzie Fund (or for shares of another Ivy or Mackenzie Fund that currently offers only a single class of shares) ("new Class A Shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.
                    (The additional sales charge will be waived for outstanding
                    Class A shares that have been invested for a period of 12 months or longer.) Class A shareholders may also exchange their Class A shares for Class A shares of Ivy Money Market Fund (no initial sales charge will be assessed at the time of such an exchange).

                         CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
          Class A
                    shareholders may exchange their Class A shares that are subject to a contingent deferred sales charge, as described in the
                    Prospectus, ("outstanding Class A shares"), for Class A shares of another Ivy or Mackenzie Fund (or for shares of another
          Ivy or
                    Mackenzie Fund that currently offers only a single class of shares) ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any
                    contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class A shares.
          Class A
                    shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
                    schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period), if any, applicable to the new Class A shares.

                         Class A shares of the Fund acquired through an exchange of
                    Class A shares of another Ivy or Mackenzie Fund subject to a contingent deferred sales charge will be subject to the Fund's contingent deferred sales charge schedule (or period) if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of computing the contingent deferred sales
                    charge that may be payable upon the redemption of the new Class A shares, the holding period of the outstanding Class A shares is
                    "tacked" onto the holding period of the new Class A shares.


























                         CLASS B: Class B shareholders may exchange their Class B
                    shares ("outstanding Class B shares") for Class B shares of another Ivy or Mackenzie Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the contingent deferred sales charge schedule (or period) applicable to the new Class B shares.

                         Class B shares of the Fund acquired through an exchange of
                    Class B shares of another Ivy or Mackenzie Fund will be subject to the Fund's contingent deferred sales charge schedule
          (or
                    period) if such schedule is higher (or such period is longer)
                    than the contingent deferred sales charge schedule (or period)
                    applicable to the Ivy or Mackenzie Fund from which the exchange was made.

                         For purposes of both the conversion feature and computing
                    the contingent deferred sales charge that may be payable upon the redemption of the new Class B shares (prior to conversion), the holding period of the outstanding Class B shares is "tacked" onto the holding period of the new Class B shares.

                         The following contingent deferred sales charge table ("Table
                    1") applies to Class B shares of the Fund, Ivy Growth Fund, Ivy
                    Growth with Income Fund, Ivy Emerging Growth Fund, Ivy













                    International Fund, Ivy China Region Fund, Ivy Latin
          America
                    Strategy Fund, Ivy New Century Fund, Mackenzie
          California
                    Municipal Fund, Mackenzie National Municipal Fund, Mackenzie New
                    York Municipal Fund, Ivy Canada Fund, Ivy Bond Fund and
          Ivy
                    Global Fund ("Table 1 Funds"):

                                                       CONTINGENT DEFERRED
          SALES
                                                       CHARGE AS A
          PERCENTAGE OF
                         YEAR SINCE PURCHASE           DOLLAR AMOUNT
          SUBJECT TO
                                                       CHARGE

                         First                                   5%
                         Second                                  4%
                         Third                                   3%
                         Fourth                                  3%
                         Fifth                                   2%
                         Sixth                                   1%
                         Seventh and thereafter                  0%


















                         The following contingent deferred sales charge table ("Table
                    2") applies to Class B shares of Mackenzie Florida Limited Term
                    Municipal Fund, Ivy Short-Term Bond Fund and Mackenzie
          Limited
                    Term Municipal Fund ("Table 2 Funds"):

                                                       CONTINGENT DEFERRED
          SALES













                                                       CHARGE AS A
          PERCENTAGE OF
                         YEAR SINCE PURCHASE           DOLLAR AMOUNT
          SUBJECT TO
                                                       CHARGE

                         First                                   3%
                         Second                                  2 1/2%
                         Third                                   2%
                         Fourth                                  1 1/2%
                         Fifth                                   1%
                         Sixth and thereafter                    0%

                         The contingent deferred sales charge schedule for Table 1
                    Funds is higher (and the period is longer) than the contingent deferred sales charge schedule (and period) for Table 2
          Funds.

                         If a shareholder exchanges Class B shares of a Table 1 Fund for Class B shares of a Table 2 Fund, Table 1 will continue to apply to the Class B shares following the exchange.
          For example,
                    an investor may decide to exchange Class B shares of a Table 1
                    Fund ("outstanding Class B shares") for Class B shares of a Table
                    2 Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 4% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.

                         If a shareholder exchanges Class B shares of a Table 2 Fund for Class B shares of a Table 1 Fund, Table 1 will apply to the
                    Class B shares following the exchange. For example, an investor may decide to exchange Class B shares of a Table 2 Fund ("outstanding Class B shares") for Class B shares of a
          Table 1
                    Fund ("new Class B shares") after having held the outstanding
                    Class B shares for two years. The 3% contingent deferred sales charge that generally would apply to a redemption of outstanding
                    Class B shares held for two years would not be deducted at the time of the exchange. If, three years later, the investor
                    redeems the new Class B shares, a 2% contingent deferred sales charge will be assessed upon the redemption because by "tacking"
                    the two year holding period of the outstanding Class B shares onto the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares for five years.












                         The minimum amount which may be exchanged into a fund of the
                    Ivy Mackenzie Funds in which shares are not already held is
                    $1,000. No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than
                    $1,000. Exchanges are available only in states where the
                    exchange can be legally made.













                         Each exchange will be made on the basis of the relative net asset values per share of each fund of the Ivy
          Mackenzie Funds
                    next computed following receipt of telephone instructions by
                    MIISC or a properly executed request by MIISC.
          Exchanges,
                    whether written or telephonic, must be received by MIISC by the close of regular trading on the New York Stock Exchange
          (the
                    "Exchange") (normally 4:00 p.m., eastern time), to receive the price computed on the day of receipt; exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by Securities and Exchange
          Commission
                    ("SEC") rules.  See "Redemptions."

                         An exchange of shares in any fund of the Ivy
          Mackenzie Funds
                    for shares in another fund will result in a taxable gain or loss.
                    Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See
                    "Taxation."

                         With limited exceptions, gain realized by a tax-deferred
                    retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.












                    LETTER OF INTENT

                         Reduced sales charges apply to initial investments in
                    Class A shares of the Fund made pursuant to a non-binding Letter of Intent. A Letter of Intent may be submitted by an individual, his or her spouse and children under the age of 21 or a trustee or other fiduciary of a single trust estate or single fiduciary account.  See the Account Application in the Fund's
          Prospectus.
                    Any investor may submit a Letter of Intent stating that he or she will invest, over a period of 13 months, at least
          $100,000 in
                    Class A shares of the Fund. A Letter of Intent may be submitted at the time of an initial purchase of Class A shares of the Fund or within 90 days of the initial purchase, in which case the
                    Letter of Intent will be back dated. A shareholder may include the value (at the applicable offering price) of all Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Fund, Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy Canada Fund, Ivy Bond Fund, Ivy Short-Term Bond Fund,
                    Ivy Global Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie Florida Limited
          Term
                    Municipal Fund, Mackenzie Limited Term Municipal Fund and












                    Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds), held of record by him or her as of the date of his or her Letter of Intent as an accumulation credit toward the completion of such Letter. During the term of the
                    Letter of Intent, the Fund's transfer agent will hold
          Class A
                    shares representing 5% of the indicated amount (less any
                    accumulation credit value) in escrow.  The escrowed
          Class A
                    shares will be released when the full indicated amount has been purchased. If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is required to pay
                    MIFDI an amount equal to the difference between the dollar amount of sales charge which he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time. Such payment will be made by an automatic liquidation of Class A shares in the escrow account. A Letter of Intent does not obligate the
                    investor to buy or the Trust to sell the indicated amount of
                    Class A shares and the investor should read carefully all the provisions thereof before signing.

                    RETIREMENT PLANS

                         Shares may be purchased in connection with several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie
                    Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and
                    subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

                         The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:

                         Retirement Plan New Account Fee         no fee
                         Retirement Plan Annual Maintenance Fee $10.00 per account

                    For shareholders whose retirement accounts are diversified across several funds of the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

                         The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
                    Federal income tax law. State income tax consequences may vary.
                    An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

                         INDIVIDUAL RETIREMENT ACCOUNTS: Shares of the Trust may be
                    used as a funding medium for an Individual Retirement
          Account
                    ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account. Individuals may wish to consult their tax advisers before investing IRA assets in a fund which primarily distributes exempt-interest dividends.

                         An individual who has not reached age 70-1/2 and who
                    receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
          ("403(b)
                    plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

                         In general, an eligible individual may contribute up to the lesser of $2,000 or 100% of his or her compensation or
          earned
                    income to an IRA each year.  If a husband and wife are
          both
                    employed, and both are under age 70-1/2, each may set up his or her own IRA within these limits.  If both earn at least
          $2,000
                    per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf. In such a case, the working spouse may contribute up to the lesser of
                    $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
                    $2,000 is contributed to the IRA of one spouse.
          Rollover












                    contributions are not subject to these limits.

                         An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (or his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan,
                    403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has adjusted gross income that is less than a specified level ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and












                    $35,000 for single individuals, and $0 and $10,000 for married individuals filing separate returns). Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includable in income for Federal income tax purposes and therefore are not deductible from it.

                         Generally, earnings on an IRA are not subject to current
                    Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any. Distributions must begin to be withdrawn
                    not later than April 1 of the calendar year following the
                    calendar year in which the individual reaches age
          70-1/2.
                    Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.
                    Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

                         QUALIFIED PLANS: For those self-employed individuals who
                    wish to purchase shares of one or more of the funds in the Ivy
                    Mackenzie Funds through a qualified retirement plan, a Custodial
                    Agreement and a Retirement Plan are available from MIISC. The
                    Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase pension plan requires annual contributions at the level specified in the Custodial
          Agreement.
                    There is no set-up fee for qualified plans and the annual
                    maintenance fee is $20.00 per account.

                         In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
                    employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

                         A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan,












                    and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be taken into account under the plan is limited (generally to
                    $150,000 for benefits accruing in plan years beginning after
                    1993, with annual inflation adjustments). A self-employed
                    individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

                         Corporate employers may also adopt the Custodial Agreement and Retirement Plan for the benefit of their eligible employees.
                    Similar contribution and deduction rules apply to corporate employers.

                         Distributions from the Retirement Plan generally are made
                    after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual (1) has reached age
                    55 and separated from service; (2) dies; (3) becomes disabled;
                    (4) uses the withdrawal to pay tax-deductible medical expenses;
                    (5) takes the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
                    (6) rolls over the distribution.

                         The Fund's transfer agent will furnish custodial services to the employer and the employees, if any are included as participants.

                         DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
          CHARITABLE
                    ORGANIZATIONS ("403(B)(7) ACCOUNT"): Section 403(b)(7) of the
                    Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
                    employees wish to purchase shares of the Trust in conjunction with such an arrangement. Sales charges for such purchases are the same as those set forth under "Initial Sales Charge Alternative -- Class A Shares" in the Prospectus. The
          special
                    application for a 403(b)(7) Account is available from MIISC.

                         Distributions from the 403(b)(7) Account may be made only
                    following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
          (1) reached
                    age 55 and separated from service; (2) died or become disabled;
                    (3) used the withdrawal to pay tax-deductible medical expenses;
                    (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or













                    (5) rolled over the distribution. There is no set-up fee for













                    403(b)(7) Accounts and the annual maintenance fee is $20.00.

                         SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS: An employer may
                    deduct contributions to a SEP up to the lesser of $30,000 or 15%
                    of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

                    REINVESTMENT PRIVILEGE

                         Investors who have redeemed Class A shares of the Fund may reinvest all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value
          (without a
                    sales charge) within 60 days from the date of redemption. This privilege may be exercised only once. The reinvestment will be made at the net asset value next determined after receipt by
                    MIISC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

                         Any redemption is a taxable event. A loss realized on a
                    redemption generally may be disallowed for tax purposes if the reinvestment privilege is exercised within 30 days after the redemption. In certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on a redemption if the reinvestment
                    privilege is exercised.  See "Taxation."

                    RIGHTS OF ACCUMULATION

                         A scale of reduced sales charges applies to any investment of $100,000 or more in Class A shares of the Fund. See "Initial













                    Sales Charge Alternative -- Class A Shares" in the Prospectus for
                    the Fund. The reduced sales charge is applicable to investments made at one time by an individual, his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code). It is also applicable to current purchases of all of the funds in the Ivy
                    Mackenzie Funds (except Ivy Money Market Fund) by any of the persons enumerated above, where the aggregate quantity of Class A shares of the Fund, Ivy Growth Fund, Ivy Growth with Income Fund,
                    Ivy Emerging Growth Fund, Ivy International Fund, Ivy
          China
                    Region Fund, Ivy Latin America Strategy Fund, Ivy New
          Century
                    Fund, Ivy Short-Term Bond Fund, Ivy Canada Fund, Ivy Bond Fund,
                    Ivy Global Fund, Mackenzie National Municipal Fund,
          Mackenzie
                    California Municipal Fund, Mackenzie New York Municipal
          Fund,
                    Mackenzie Florida Limited Term Municipal Fund and
          Mackenzie
                    Limited Term Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy
                    Mackenzie Funds) and of any other investment company distributed by MIFDI, previously purchased or acquired and currently owned,
























                    determined at the higher of current offering price or amount invested, plus the Class A shares being purchased, amounts to
                    $50,000 or more for the Fund, Ivy Growth Fund, Ivy
          Growth with
                    Income Fund, Ivy Emerging Growth Fund, Ivy
          International Fund,
                    Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy New
                    Century Fund, Ivy Canada Fund and Ivy Global Fund;
          $100,000 or
                    more for the Ivy Bond Fund, Mackenzie National
          Municipal Fund,
                    Mackenzie California Municipal Fund and Mackenzie New
          York
                    Municipal Fund; $25,000 or more for Mackenzie Florida
          Limited
                    Term Municipal Fund and Mackenzie Limited Term Municipal Fund; or
                    $1,000,000 or more for Ivy Short-Term Bond Fund.

                         At the time an investment takes place, MIISC must be
                    notified by the investor or his or her dealer that the investment qualifies for the reduced charge on the basis of previous
                    investments. The reduced charge is subject to confirmation of the investor's holdings through a check of the Fund's records.

                    SYSTEMATIC WITHDRAWAL PLAN

                         A shareholder may establish a Systematic
          Withdrawal Plan (a
                    "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
                    him or her. To be eligible, a shareholder must have at least
                    $5000 in the shareholder's account. A Withdrawal Plan may not be established if the investor is currently participating in the
                    Automatic Investment Method. A Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

                         A redemption under a Withdrawal Plan is a taxable event.
                    Investors contemplating participation in a Withdrawal Plan should consult their tax advisers.

                         Additional investments made by investors participating in a
                    Withdrawal Plan must equal at least $1,000 each while the
                    Withdrawal Plan is in effect. Making additional purchases while a Withdrawal Plan is in effect may be disadvantageous to the investor because of applicable initial or contingent deferred sales charges.

                         An investor may terminate his or her participation in a
                    Withdrawal Plan at any time by delivering written notice to
                    MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
          The
                    Trust or MIISC may terminate the Withdrawal Plan option at any time after reasonable notice to shareholders.

















                                           BROKERAGE ALLOCATION

                         Subject to the overall supervision of the President and the













                    Board of Trustees of the Trust, IMI places orders for the
                    purchase and sale of the Fund's portfolio securities.
          All
                    portfolio transactions are effected at the best price and
                    execution obtainable. Purchases and sales of debt securities are usually principal transactions and, therefore, brokerage
                    commissions are usually not required to be paid by the Fund for such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where it believes that better prices and execution are available elsewhere.

                         IMI selects broker-dealers to execute transactions
          and
                    evaluates the reasonableness of commissions on the
          basis of
                    quality, quantity, and the nature of the firms'
          professional
                    services.  Commissions to be charged and the rendering
          of
                    investment services, including statistical, research,
          and
                    counseling services by brokerage firms, are factors to
          be
                    considered in placing of brokerage business.   The
          types of
                    research services provided by brokers may include general
                    economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effect securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

                         As of January 1, 1996, the Fund has not commenced operations and thus has not paid any brokerage commissions.

                         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
                    IMI deems to be a desirable investment for the Fund.
          While no
                    minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.


                                          TRUSTEES AND OFFICERS

                         The Trustees and Executive Officers of the Trust, their
                    business addresses and principal occupations during the past five years are:

                                             POSITION
                                             WITH THE     BUSINESS
          AFFILIATIONS
                    NAME, ADDRESS, AGE       TRUST        AND PRINCIPAL
          OCCUPATIONS

                    John S. Anderegg, Jr.    Trustee      Chairman,
          Dynamics
                    60 Concord Street                     Research Corp.
          instruments
                    Wilmington, MA  01887                 and controls);
          Director,
                    Age: 71                               Burr-Brown Corp.
                                                          (operational
          amplifiers);
                                                          Director,
          Metritage
                                                          Incorporated
          (level
                                                          measuring
          instruments);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1992-present).

                    Paul H. Broyhill         Trustee      Chairman, BMC
          Fund, Inc.
                    800 Hickory Blvd.                     (1983-present);
          Chairman,
                    Golfview Park                         Broyhill Family
          Foundation,













                    Lenoir, NC 28645                      Inc. (1983-
          Present);
                    Age: 71                               Chairman and
          President,
                                                          Broyhill
          Investments, Inc.
                                                          (1983-present);
          Chairman,
                                                          Broyhill Timber
          Resources
                                                          (1983-present);
          Management
                                                          of a personal
          portfolio of
                                                          fixed-income and
          equity
                                                          investments
          (1983-present);
                                                          Trustee of
          Mackenzie Series
                                                          Trust
          (1988-present);
                                                          Director of The
          Mackenzie
                                                          Funds Inc.
          (1988-1995).

                    Frank W. DeFriece, Jr.   Trustee      Director, Manager
          and Vice
                    322 Seventh Street                    President,
          Massengill-
                    Bristol, TN  37620-2218               DeFriece
          Foundation
                    Age:74                                (charitable
          organization)
                                                          (1950-present);
          Trustee and
                                                          Second Vice
          Chairman, East
                                                          Tennessee Public
                                                          Communications
          Corp. (WSJK-
                                                          TV)
          (1984-present); Trustee























                                                          of Mackenzie
          Series Trust
                                                          (1985-present);
          Director of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995).

                    Michael G. Landry        Trustee      President,
          Chairman and
                    700 South Federal Hwy.   and          Director of
          Mackenzie
                    Suite 300                President    Investment
          Management Inc.
                    Boca Raton, FL  33432                 (1987-present);
          President
                    Age: 49*                              President and
          Director of
                    [Deemed to be an                      Ivy Management,
          Inc. (1992-
                    "interested person"                   present);
          Chairman and
                    of the Trust, as                      Director of
          Mackenzie Ivy
                    defined under the                     Investor Services
          Corp.
                    1940 Act.]                            (1993-present);
          Director
                                                          and President of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc. (1993-1994);
          Chairman
                                                          and Director of
          Mackenzie
                                                          Ivy Funds
          Distribution,
                                                          Inc.
          (1994-present);
                                                          Director and
          President of
                                                          The Mackenzie
          Funds Inc.
                                                          (1987-1995);
          Trustee and
                                                          President of
          Mackenzie
                                                          Series Trust
          (1987-
                                                          present).














                    Michael R. Peers         Trustee      Chairman of the
          Board,
                    c/o Brattle, Inc.        and          Ivy Management,
          Inc.
                    176 Federal Street,      Chairman     (1984-1991);
          Chairman
                     5th Floor               of the       of the Board, Ivy
          Fund
                    Boston, MA  02110        Board        (1974-present);
          Private
                    Age: 66                               Investor.
                    [Deemed to be an
                    "interested person"
                    of the Trust, as
                    defined under the
                    1940 Act.]

                    Joseph G. Rosenthal      Trustee      Chartered
          Accountant
                    110 Jardin Drive                      (1958-present);
          Trustee
                    Unit #12                              of Mackenzie
          Series
                    Concord, Ontario Canada               Trust
          (1985-present);
                    L4K 2T7                               Director of The
          Mackenzie
                    Age: 61                               Funds Inc.
          (1987-1995).

                    Richard N. Silverman     Trustee      Formerly
          President,
                    18 Bonnybrook Road                    Hy-Sil
          Manufacturing
                    Waban, MA  02168                      Company, a
          division of
                    Age: 71                               Van Leer, U.S.A.,
          Inc.
                                                          (gift packaging
          materials
                                                          and metalized
          film
                                                          products);
          Formerly























                                                          Director, Waters
                                                          Manufacturing Co.
                                                          (manufacturer of
          electronic
                                                          parts); Director,
          Panorama
                                                          Television
          Network.

                    J. Brendan Swan          Trustee      President,
          Airspray
                    4701 North Federal Hwy.               International,
          Inc.;
                    Suite 465                             Joint Managing
          Director,
                    Pompano Beach, FL  33064              Airspray
          International
                    Age: 65                               B.V. (an
          environmentally
                                                          sensitive
          packaging
                                                          company);
          Director, The
                                                          Mackenzie Funds
          Inc. (1992-
                                                          1995); Trustee of
          Mackenzie
                                                          Series Trust
          (1992-
                                                          present).

                    Keith J. Carlson         Vice         Senior Vice
          President
                    700 South Federal Hwy.   President    and Director of
          Mackenzie
                    Suite 300                             Investment
          Management,
                    Boca Raton, FL  33432                 Inc.
          (1994-present);
                    Age: 39                               Senior Vice
          President,
                                                          Secretary and
          Treasurer of
                                                          Mackenzie
          Investment
                                                          Management Inc.
          (1985-
                                                          1994); Senior
          Vice
                                                          President and
          Director of
                                                          Ivy Management,
          Inc. (1994-












                                                          present); Senior
          Vice
                                                          President,
          Treasurer and
                                                          Director of Ivy
          Management,
                                                          Inc. (1992-1994);
          Vice
                                                          President of The
          Mackenzie
                                                          Funds Inc.
          (1987-1995);
                                                          President and
          Director of
                                                          Mackenzie Ivy
          Investor
                                                          Services Corp.
          (1993-
                                                          present); Vice
          President of
                                                          Mackenzie Series
          Trust
                                                          (1994-present);
          Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1985-1994);
          President and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1994-present);
          Executive
                                                          Vice President
          and Director
                                                          of Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1993-
                                                          1994).



























                    C. William Ferris        Secretary/   Senior Vice
          President,
                    700 South Federal Hwy.   Treasurer
          Secretary/Treasurer
                    Suite 300                             and Director of
                    Boca Raton, FL  33432                 Mackenzie
          Investment
                    Age: 51                               Management Inc.
          (1994-
                                                          present); Senior
          Vice
                                                          President,
          Finance and

          Administration/Compliance
                                                          Officer of
          Mackenzie
                                                          Investment
          Management Inc.
                                                          (1989-1994);
          Senior Vice
                                                          President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc.
          (1994-present); Senior
                                                          Vice President,
          Finance and

          Administration/Compliance
                                                          Officer of Ivy
          Management,
                                                          Inc. (1992-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer and
                                                          Clerk of Ivy
          Management,
                                                          Inc. (1989-1994);
          Senior
                                                          Vice President,

          Secretary/Treasurer of
                                                          Mackenzie Ivy
          Funds
                                                          Distribution,
          Inc. (1994-
                                                          present);














          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Funds
          Distribution, Inc.
                                                          (1993-1994);

          Secretary/Treasurer and
                                                          Director of
          Mackenzie Ivy
                                                          Investor Services
          Corp.
                                                          (1993-present);

          Secretary/Treasurer of The
                                                          Mackenzie Funds
          Inc. (1993-
                                                          1995);
          Secretary/Treasurer
                                                          of Mackenzie
          Series Trust
                                                          (1994-present).

                         As of March 31, 1995, the Officers and Trustees of the Trust
                    as a group owned less than 1% of the outstanding Class A, Class B and Class I shares of the Fund.

                    PERSONNEL INVESTMENTS BY EMPLOYEES OF IMI

                         Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
                    conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.























                    Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's
                    Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
                    confirmations and monthly reporting of securities transactions.
                    Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
                    Ethics may be granted in particular circumstances after review by appropriate personnel.

































































                                            COMPENSATION TABLE
                                  (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                                 PENSION OR
                                                 RETIREMENT
          TOTAL
                                                 BENEFITS   ESTIMATED
          COMPENSA-
                                      AGGREGATE  ACCRUED AS ANNUAL
          TION FROM
                                      COMPENSA-  PART OF    BENEFITS
          TRUST
                    NAME,             TION FROM  FUND       UPON
          PAID TO
                    POSITION          TRUST      EXPENSES   RETIREMENT
          TRUSTEES

                    John S.           7,112      N/A        N/A
          7,112
                     Anderegg, Jr.
                     (Trustee)

                    Paul H.           7,112      N/A        N/A
          7,112
                     Broyhill
                     (Trustee)

                    Frank W.          7,112      N/A        N/A
          7,112
                     DeFriece, Jr.
                     (Trustee)













                    Michael G.        - 0 -      N/A        N/A
          - 0 -
                     Landry
                     (Trustee and
                     President)

                    Michael R.        - 0 -      N/A        N/A
          - 0 -
                     Peers
                     (Trustee and
                     Chairman of
                     the Board)

                    Joseph G.         7,112      N/A        N/A
          7,112
                     Rosenthal
                     (Trustee)

                    Richard N.        8,000      N/A        N/A
          8,000
                     Silverman
                     (Trustee)

                    J. Brendan        7,112      N/A        N/A
          7,112
                     Swan
                     (Trustee)

                    Keith J.          - 0 -      N/A        N/A
          - 0 -
                     Carlson
                     (Vice President)

                    C. William        - 0 -      N/A        N/A
          - 0 -
                     Ferris
                     (Secretary/Treasurer)
                                  INVESTMENT ADVISORY AND OTHER SERVICES












                    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

                         Ivy Management, Inc. ("IMI") provides business management












                    and investment advisory services to the Fund pursuant to a
                    Business Management and Investment Advisory Agreement with the
                    Trust (the "Agreement"), which was approved on September 17,
                    1994, with respect to the Fund by the Board of Trustees,
                    including a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan (see "Distribution Services") or in any related agreement (the "Independent Trustees"). IMI also acts as manager and investment advisor to the following investment companies registered under the 1940 Act:  Ivy Emerging Growth
          Fund, Ivy
                    Growth Fund, Ivy Growth with Income Fund, Ivy Bond
          Fund, Ivy
                    International Fund, Ivy Short-Term Bond Fund, Ivy
          Canada Fund,
                    Ivy Global Fund, Ivy New Century Fund, Ivy Latin America Strategy
                    Fund, Ivy China Region Fund and Ivy Money Market Fund. IMI is a
                    wholly owned subsidiary of MIMI. MIMI currently acts as manager and investment adviser to the following investment companies registered under the 1940 Act:  Mackenzie National
          Municipal
                    Fund, Mackenzie New York Municipal Fund, Mackenzie
          California
                    Municipal Fund, Mackenzie Limited Term Municipal Fund and
                    Mackenzie Florida Limited Term Municipal Fund. MIMI is a
                    subsidiary of MFC, 150 Bloor Street West, Toronto,
          Ontario,
                    Canada, a public corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto
          Stock
                    Exchange. MFC is registered in Ontario as a mutual fund dealer and advises Ivy Canada Fund.

                         The Agreement obligates IMI to make investments for the












                    account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
                    Fund and places orders with brokers or dealers who deal in such securities.

                         Under the Agreement, IMI also provides certain business
                    management services. IMI is obligated to (1) coordinate with the
                    Fund's Custodian and monitor the services it provides to the
                    Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Funds with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
                    capacity pursuant to a separate agreement or arrangement with the
                    Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
                    and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
                    agencies.

                         For business management and investment advisory services,
                    the Fund pays IMI a monthly fee at an annual rate of 0.75% of the
                    Fund's average daily net assets. As of January 1, 1996, the Fund has not commenced operations and thus has not paid IMI any management fees.

                         Under the Agreement, the Trust pays the following expenses:
                    (1) the fees and expenses of the Trust's Independent
          Trustees;
                    (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
                    (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
          insurance
                    premiums; (9) fees and expenses of the Trust's
          Custodian and
                    Transfer Agent and any related services; (10) expenses of
                    obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
                    membership in industry organizations.

                         The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
                    Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
                    expenses, and other expenses subject to approval by state
                    securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
                    1.5% of its average daily net assets over $100 million.

                         IMI currently limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses, and other
                    extraordinary expenses) to an annual rate of 1.50% of the Fund's average daily net assets. As long as the Fund's expense
                    limitation continues, it may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be
                    terminated or revised at any time, at which time the Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund.

                         The initial term of the Agreement between IMI and the Fund commenced on September 17, 1994 and will run for a period of two years from that date. The Agreement will continue in effect with respect to the Fund for more than the initial period only so long as the continuance is specifically approved at least annually (i)
                    by the vote of a majority of the Independent Trustees and (ii)
                    either (a) by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or
          (b) by the
                    vote of a majority of the entire Board of Trustees. If the question of continuance of the Agreement (or adoption of any new agreement) is presented to shareholders, continuance
          (or
                    adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the
                    Fund.  See "Capitalization and Voting Rights."

                         The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
                    The Agreement shall terminate automatically in the event of its assignment.

                    DISTRIBUTION SERVICES

                         MIFDI serves as the exclusive distributor of the Class A and
                    Class B shares of the Fund under an Amended and Restated













                    Distribution Agreement with the Trust dated October 23, 1993 (the
                    "Distribution Agreement").   MIFDI distributes shares
          of the Fund
                    through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed
                    dealer agreements with MIFDI. MIFDI distributes shares of the
                    Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not obligated to sell any specific amount of Fund shares. Pursuant to the
                    Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

                         Pursuant to the Distribution Agreement, MIFDI is entitled to deduct a commission on all Class A Fund shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current Prospectus, and the net asset value on which such price is based. Out of such commission,
                    MIFDI may allow to dealers such concession as MIFDI may determine from time to time. Furthermore, MIFDI is entitled to deduct a contingent deferred sales charge on the redemption of Class A shares sold without an initial sales charge and Class B shares, in accordance with, and in the manner set forth in, the Fund's























                    Prospectus. MIFDI may re-allow all or a portion of the contingent deferred sales charge to dealers as MIFDI may
                    determine from time to time. As of January 1, 1996, the Fund has not commenced operations and thus MIFDI has received no sales commissions from sales of Class A shares of the Fund, and no contingent deferred sales charges on redemptions of Class B shares of the Fund.

                         The Distribution Agreement will continue in effect for
                    successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
                    terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
                    Trustees on 60 days' written notice to MIFDI.  The
          Distribution
                    Agreement shall terminate automatically in the event of its assignment.

                         RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
                    18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
          N-1A to
                    issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on












                    December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan (the "Rule 18f-3 plan") on behalf of the Fund.
                    The key features of the Rule 18f-3 plan are as follows:
          (i)
                    shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting,
                    dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class;
                    (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie fund; and
                    (iii) the Fund's Class B shares will convert automatically into
                    Class A shares of the Fund after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                         RULE 12B-1 DISTRIBUTION PLANS. The Fund has adopted
                    pursuant to Rule 12b-1 under the 1940 Act separate distribution plans pertaining to its Class A and Class B shares (the "Class A
                    Plan" and the "Class B Plan," collectively, the "Plans"). The
                    Trustees of the Trust believe that the Plans will benefit the
                    Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares in the absence of a Plan or under an alternative distribution arrangement.

                         Under the Fund's Class A Plan and Class B Plan, the Fund
                    pays MIFDI a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares or Class B shares, as the case may be. The services for which service fees may be paid include, among other services, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to the Fund's Plans, payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of that Class of the Fund. The expenses not reimbursed in any one given month may be reimbursed in a subsequent month. The Class A
                    Plan does not provide for the payment of interest or carrying charges as distribution expenses.

                         Under the Fund's Class B Plan, the Fund also pays
          MIFDI a
                    distribution fee, accrued daily and paid quarterly, at the annual rate of 0.75% of the average daily net assets attributable to its
                    Class B shares. MIFDI may re-allow all or a portion of the service and distribution fees to dealers as MIFDI may determine from time to time.  The distribution fee compensates
          MIFDI for
                    expenses incurred in connection with activities primarily
                    intended to result in the sale of Class B shares of the Fund, including the printing of prospectuses for persons other than shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the
                    Class B Plan, MIFDI may include interest, carrying or other finance charges in its calculation of Class B distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC. The SEC order permitting the imposition of a contingent deferred sales charge on Class B shares does not currently permit MIFDI to recover such charges.

                         Among other things, each Plan provides that (1) MIFDI will submit to the Board of Trustees of the Trust at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only
                    so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Trust's Board of Trustees, including the
                    Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class;
                    and (4) while the Plan is in effect, the selection and nomination of Trustees who are not "interested persons" (as defined in the























                    1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

                         MIFDI may make payments for distribution assistance and for administrative and accounting services from its own resources, which may include the management fees paid by the Fund.
          MIFDI
                    also may make payments (such as the service fee payments
                    described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker, if the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by MIFDI.

                         A report of the amount expended pursuant to either Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.
                    As of January 1, 1996, the Fund has not commenced operations, and thus MIFDI has not received nor expended any amounts pursuant to the Class A or Class B plans.

                         Each Plan may be amended at any time with respect to the
                    Class of shares of the Fund to which the Plan relates by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated with respect to the
                    Class of shares of the Fund to which the Plan relates at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the
                    outstanding voting securities of that Class.

                         If the Distribution Agreement or the Distribution Plans are
                    terminated (or not renewed) with respect to one or more funds (or
                    Class of shares thereof) of the Trust, they may continue in effect with respect to any fund (or Class of shares thereof) as to which they have not been terminated (or have been renewed).

                    CUSTODIAN

                         Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges, located at
                    40 Water Street, Boston, Massachusetts 02109, (the "Custodian")
                    has been retained to act as custodian of the Trust's investments.
                    Its primary responsibility is to maintain custody of the cash and securities in the Fund's portfolio. Rules adopted under the 1940
                    Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, Brown Brothers Harriman &
                    Co. has entered into subcustodial agreements for the holding of the Fund's foreign securities. Brown Brothers may receive, as partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.























                    FUND ACCOUNTING SERVICES

                         Pursuant to a Fund Accounting Services Agreement,
          MIMI
                    provides certain accounting and pricing services for
          the Fund.
                    As compensation for those services, the Fund pays MIMI a monthly fee plus out-of-pocket expenses as incurred. The monthly fee is based upon the net assets of the Fund at the preceding month end at the following rates: $1,250 when net assets are $10
          million
                    and under; $2,500 when net assets are over $10 million
          to $40
                    million; $5,000 when net assets are over $40 million to
          $75
                    million; and $6,500 when net assets are over $75 million.

                    TRANSFER AGENT AND DEVIDEND PAYING AGENT

                         Pursuant to a Transfer Agency and Shareholder
          Service
                    Agreement, MIISC, a wholly owned subsidiary of MIMI, is the transfer agent. The Fund pays a monthly fee at an annual rate of
                    $20.75 per open account. In addition, the Fund pays a monthly fee at an annual rate of $4.36 per account that is closed plus certain out-of-pocket expenses. As of January 1, 1996, the Fund has not commenced operations and has thus paid MIMI no fees pursuant to the agreement.

                    ADMINISTRATOR

                         Pursuant to an Administrative Services Agreement,
          MIMI












                    provides certain administrative services to the Fund.
          As
                    compensation for these services, the Fund pays MIMI a monthly fee at the annual rate of .10% of its average daily net assets. As of January 1, 1996, the Fund had not commenced operations, and thus has paid no fees pursuant to the agreement.

                    AUDITORS

                         Coopers & Lybrand L.L.P., independent certified public
                    accountants, 200 East Las Olas Boulevard, Suite 1700,
          Ft.
                    Lauderdale, Florida 33301, has been selected as auditors for the
                    Trust. The audit services performed by Coopers & Lybrand L.L.P.
                    include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation and review of the
                    Trust's tax returns.

                                     CAPITALIZATION AND VOTING RIGHTS

                         The capitalization of the Trust consists of an unlimited
                    number of shares of beneficial interest (no par value per share).
                    When issued, shares of each class of the Fund are fully paid, non-assessable, redeemable and fully transferable. No class of shares of the Fund has preemptive rights or subscription rights.


                         The Amended and Restated Declaration of Trust permits the
                    Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
          Trustees
                    have authorized thirteen series, each of which represents a fund.
                    The Trustees have further authorized the issuance of Classes A and B for the Fund, Ivy Bond Fund, Ivy International Bond Fund,
                    Ivy Canada Fund, Ivy Global Fund, Ivy Short-Term Bond Fund, Ivy
                    Growth Fund, Ivy Emerging Growth Fund, Ivy Growth with
          Income
                    Fund, Ivy China Region Fund, Ivy Latin America Strategy Fund, Ivy
                    Money Market Fund, Ivy New Century Fund and Ivy
          International
                    Fund, as well as Class I for Ivy Short-Term Bond Fund, Ivy Bond
                    Fund and Ivy International Fund. In addition, the Trustees have authorized an additional class, Class C, for Ivy Growth with
                    Income Fund issued only to shareholders of Mackenzie
          Growth &
                    Income Fund, a former series of The Mackenzie Funds
          Inc., in
                    connection with the reorganization between that fund and Ivy
                    Growth with Income Fund and not offered for sale to the public.

                         Shareholders have the right to vote for the election of
                    Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
                    Trust's By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so.
                    Shares of each Class of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares).
                    On matters affecting only the Fund, only the shareholders of the
                    Fund are entitled to vote. All Classes of shares of the Fund will vote together, except with respect to the distribution plan applicable to its Class A or Class B shares or when a Class vote is required by the 1940 Act. On matters relating to all funds of the Trust, but affecting the funds differently, separate votes by the shareholders of each fund are required. Approval of an investment advisory agreement and a change in fundamental
                    policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the
                    Fund, then the shareholders of the Fund will not be entitled to vote on that matter. Matters which affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds of the Trust.

                         As used in this Statement of Additional
          Information and the
                    Prospectus, the phrase "majority vote of the outstanding shares"
                    of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

                         With respect to the submission to shareholder vote of a
                    matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of the matter, notwithstanding that:
          (1) the
                    matter has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or
          (2) the
                    matter has not been approved by a majority of the outstanding voting securities of the Trust.

                         The Amended and Restated Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as trustee either by declaration in writing or at a meeting called for such purpose.
                    The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if
                    requested in writing to do so by the holders of not less than 10%
                    of the outstanding shares of the Trust. Shareholders will be assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

                         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                         As of January 1, 1996 no shares of the Fund have been
                    issued.

                         Under Massachusetts law, the Trust's shareholders could,













                    under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
                    Declaration of Trust disclaims liability of the shareholders,
                    Trustees or officers of the Trust for acts or obligations of the
                    Trust, which are binding only on the assets and property of the
                    Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
                    provides for indemnification out of Fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

                                             NET ASSET VALUE

                         The share price, or value, for the separate
          Classes of
                    shares of the Fund is called the net asset value per share. The net asset value per share of the Fund is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts.
          A
                    security listed or traded on a recognized stock exchange or
                    NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Interest will be
                    recorded as accrued. Securities and other assets for which market prices are not readily available are valued at fair value as determined by IMI and approved in good faith by the Board of
                    Trustees. Money market instruments of the Fund are valued at market value, except that instruments maturing within 60 days of the valuation date are valued at amortized cost.

                         The Fund's liabilities are allocated between its Classes.
                    The total of such liabilities allocated to a Class plus that
                    Class's distribution fee and any other expenses specially
                    allocated to that Class are then deducted from the Class's proportionate interest in the Fund's assets, and the resulting amount for each Class is divided by the number of shares of that













                    Class outstanding to produce the net asset value per share.

                         Portfolio securities are valued and net asset value per
                    share is determined as of the close of regular trading on the
                    Exchange, (normally 4:00 p.m., eastern time), every Monday through Friday (exclusive of national business holidays). The
                    Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
                    Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
          Day and
                    Christmas Day. On those days when either or both of the Fund's
                    Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

                         When the Fund writes an option, an amount equal to the
                    premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability will be subsequently marked-to-market daily to reflect the current market value of the option written. The current market value of a written option is the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

                         The premium paid by the Fund for the purchase of a call or a put option will be deducted from its assets and an equal amount will be included in the asset section of the Fund's Statement of
                    Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option will be the last sale price on the principal exchange on which the option is traded or, in the absence of a sale, the last bid price. If the Fund exercises a call option which it has purchased, the cost of the security which the Fund purchased upon exercise will be increased by the premium originally paid.

                         Valuations of below investment-grade debt securities may be supplied by a pricing agent; if valuations are not available through a pricing agent, such valuations may be supplied through a broker or otherwise as determined in good faith by the Board of
                    Trustees.

                         The sale of shares of the Fund will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC, and may be suspended by the Board of Trustees whenever in its judgment it is in the best interest of the Fund to do so.

                                            PORTFOLIO TURNOVER












                         The Fund purchases securities that are believed by IMI to
                    have above average potential for capital appreciation.
          Common
                    stocks are disposed of in situations where it is believed that potential for such appreciation has lessened or that other common stocks have a greater potential. Therefore, the Fund may
                    purchase and sell securities without regard to the length of time the security is to be, or has been, held.  The annual
          Portfolio
                    turnover rates for the Fund are provided in the Fund's Prospectus under "Financial Highlights."

                         The Fund's Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.
          For
                    purposes of determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.

                                               REDEMPTIONS

                         Shares of the Fund are redeemed at their net asset value
                    next determined after a proper redemption request has been received by MIISC, less any applicable contingent deferred sales charge.

                         Unless a shareholder requests that the proceeds of any
                    redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange is closed
          (other than
                    customary weekend and holiday closing) or during which trading on the Exchange is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
          (iii) for
                    such other periods as the SEC may by order permit for the
                    protection of shareholders of the Fund.

                         Under unusual circumstances, when the Board of Trustees
                    deems it in the best interest of the Fund's shareholders, the
                    Fund may make payment for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current values. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940
                    Act. This will require the Fund to redeem with cash at a
                    shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.












                         Subject to state law restrictions, the Trust may redeem
                    those accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.
                    The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
                    The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
                    additional sum as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
                    transmit the redemption in value thereof to the shareholder.
                    However, those shareholders who are investing pursuant to the
                    Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the
          Trust before
                    such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences must
                    "rollover" any sum so redeemed into another qualified plan within
                    60 days. The Trustees of the Trust may change the minimum
                    account size.

                         If a shareholder has given authorization for telephonic
                    redemption privilege, shares can be redeemed and proceeds sent by













                    Federal wire to a single previously designated bank account.
                    Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
          Trust
                    reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
          The
                    shareholder is responsible for any charges by the shareholder's bank.

                         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
                    instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
                    Fund may be liable for any losses due to unauthorized or
                    fraudulent telephone instructions.


                                       CONVERSION OF CLASS B SHARES

                         As described in the Fund's Prospectus, Class B shares of the
                    Fund will automatically convert to Class A shares of the Fund, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period
                    required for conversion of Class B shares, the date of initial issuance shall mean:  (i) the date on which such Class
          B shares
                    were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original
                    Class B shares were issued. For purposes of conversion of
                    Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of
                    Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account
          (other
                    than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to
                    Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.


                                                 TAXATION

                         The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.













                    GENERAL

                         The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Code.
                    In order to qualify, the Fund must, among other things,
          (a)
                    derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets
                    (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and
                    (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stocks or securities
          (or
                    options and futures with respect to stocks and securities)) held less than three months (the "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
                    (ii) not more than 25% of the value of its total assets is invested in securities of any other issuer (other than U.S.
                    Government securities and the securities of other regulated investment companies).

                         As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and net capital gains
          (net long-
                    term capital gains in excess of net short-term capital losses)
                    that it distributes to shareholders, if at least 90% of its investment company taxable income for the taxable year is
                    distributed. The Fund intends to distribute such income.

                         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
                    nondeductible 4% excise tax. To avoid that tax, the Fund must distribute during each calendar year an amount equal to
          (1) at
                    least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98%













                    of its capital gains in excess of its capital losses
          (adjusted
                    for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on
                    December 31 of the current calendar year if it is declared by the












                    Fund in October, November or December of that year to shareholders of record at some date in such a month and paid by
                    the Fund during January of the following calendar year.
          Such
                    distributions will be taken into account by shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

                    DISTRIBUTORS

                         Distributions of investment company taxable income are
                    taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Because it is not anticipated that any portion of the Fund's gross income will consist of dividends from
                    domestic corporations, no portion of the dividends paid by the
                    Fund to its corporate shareholders is expected to qualify for the dividends received deduction. Distributions of net capital gains, if any, which are designated as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the
                    Fund's shares, and are not eligible for the dividends received deduction. The tax treatment of distributions from the Fund is the same whether the dividends are received in cash or in
                    additional shares. Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her shares.
                    To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S.
                    Federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

                         If the net asset value of shares is reduced below a
                    shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
          Those
                    purchasing just prior to a distribution will receive a












                    distribution which will nevertheless be taxable to them.

                    DISPOSITION OF SHARES

                         Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be
                    treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term,












                    generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending
          30 days
                    after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any
                    distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares.

                         In some cases, shareholders will not be permitted to take












                    sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of the Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.
















































                    HEDGING TRANSACTIONS

                         The taxation of equity options and OTC options on debt
                    securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a put or call option is not included in income at the time of receipt.
                    If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                         Certain options, futures and forward contracts in which the
                    Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however,
          foreign
                    currency gains or losses arising from certain section
          1256
                    contracts may be treated as ordinary income or loss.
          Also,
                    section 1256 contracts held by the Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on
                    October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

                         Generally, hedging transactions, if any, undertaken by the
                    Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains
                    (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.












                         The Fund may make one or more of the elections available
                    under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                         Because application of the straddle rules may affect the
                    character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle
                    positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such
                    hedging transactions.

                         The 30% Limitation and the diversification requirements
                    applicable to the Fund's assets may limit the extent to which the
                    Fund will be able to engage in transactions in options, futures or forward contracts.

                    CURRENCY FLUCTUATIONS --SECTION 988" GAINS OR LOSSES














                         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss.
                    Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the
                    date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.
          These
                    gains or losses, referred to under the Code as "Section
          988"
                    gains or losses, may increase or decrease the amount of the
                    Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                    DISCOUNT

                         Certain of the bonds purchased by the Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for Federal income tax purposes as income earned by the Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semi-
                    annual compounding of accrued interest.
























                         If the Fund invests in certain high yield original issue
                    discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be
                    eligible for the deduction for dividends received by corporations. In such event, dividends of investment company
                    taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of
                    accrued original issue discount, may be eligible for this
                    deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

                         In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market
                    discount for Federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed
                    maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity.

                    FOREIGN WITHHOLDING TAXES

                         Income received by the Fund from sources within a foreign
                    country may be subject to withholding and other taxes imposed by that country.

                         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to
                    "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in
                    computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income taxes, subject to limitations.
                    No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the
                    shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.












                         Generally, a credit for foreign taxes is subject to the
                    limitation that it may not exceed the shareholder's
          U.S. tax
                    attributable to his total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S.
                    sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund.
                    In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

                         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                    INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

                         If the Fund invests in stock of certain foreign investment companies either directly or through ADRs, the Fund may be subject to U.S. federal income taxation on a portion of any
                    "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by
                    allocating such distribution or gain ratably to each day of the
                    Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

                         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to
                    the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund.
                    In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be
                    difficult to obtain. Alternatively, the Fund may be eligible for another election that would involve marking to market its PFIC stock at the end of each taxable year, with any resulting mark to market gain being reported as ordinary income. No mark to market losses would be recognized. The effect of this election would be to treat excess distributions and gain on dispositions as
                    ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend.

                    BACKUP WITHHOLDING

                         The Fund will be required to report to the Internal Revenue
                    Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of Federal income tax at a rate of
                    31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced
                    by the amounts required to be withheld.

                    OTHER TAXATION

                         The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S.
          citizens and
                    residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.
                    Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation.
                    Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S.
                    Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).


                                CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

                         The Fund's average annual total return quotations as they
                    may appear in the Prospectus, this Statement of Additional
                    Information, advertising or sales literature are calculated by standard methods prescribed by the SEC. The Fund's standardized average annual total return quotations may be accompanied by non-
























                    standardized total return quotations. Performance information is computed separately for the Fund's Class A and Class B shares.

                    AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

                         Standardized average annual total return
          ("Standardized
                    Return") quotations for a specific Class of shares of the Fund are computed by finding the average annual compounded rate of return that would cause a hypothetical investment in that Class of the Fund made on the first day of a designated period to equal the ending redeemable value ("ERV") of such hypothetical
                    investment on the last day of the designated period, according to the following formula:

                              P(1 + T){superscript n}  =  ERV

                    Where:    P    =    a hypothetical initial payment of
          $1,000 to
                                        purchase shares of a specified
          Class

                              T    =    the average annual total return of
          shares of
                                        that Class

                              n    =    the number of years

                              ERV  =    the ending redeemable value of a
          hypothetical
                                        $1,000 payment made at the
          beginning of a
                                        designated period (or fractional
          portion
                                        thereof).













                         For purposes of the above computation for the Fund, it is
                    assumed that all dividends and capital gains distributions made by the Fund are reinvested at net asset value in additional shares of the same Class during the designated period.
          In
                    calculating the ending redeemable value for Class A shares and assuming complete redemption at the end of the applicable period, the maximum 4.75% sales charge is deducted from the initial
                    $1,000 payment and, for Class B shares, the applicable contingent deferred sales charge imposed upon redemption of Class B shares held for the period is deducted. Standardized Return quotations for the Fund do not take into account any required payments for federal or state income taxes. Standardized Return figures for
                    Class B shares for periods over eight years will reflect
                    conversion of the Class B shares to Class A shares at the end of the eighth year. Each Standardized Return quotation is determined to the nearest 1/100 of 1%.

                         The Fund may, from time to time, include in advertisements, promotional literature or reports to shareholders or prospective investors total return data that are not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; a sales charge, if deducted, would reduce the return.
























                         In determining the average annual total return for the
                    Class A and Class B shares of the Fund, recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account of the Fund, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

                         As of January 1, 1996 the Fund has not commenced operations, and therefore no historical return information exists for the
                    Fund.

                    OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

                         The foregoing computation methods are prescribed for
                    advertising and other communications subject to SEC
          Rule 482.
                    Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

                         The average annual total return for the Class A and Class B shares of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods used in calculating returns should be considered when comparing performance information regarding the
                    Fund's Class A and Class B shares with information published for other investment companies and other investment vehicles. Return quotations should also be considered relative to changes in the value of the Fund's shares and the risks associated with the
                    Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations and there can be no assurance that any historical return quotation will continue in the future. The Fund may also cite endorsements or use for comparison its performance rankings and listings reported in such newspapers or business or consumer publications as, among others: AAII JOURNAL, BARRON'S, BOSTON
                    BUSINESS JOURNAL, BOSTON GLOBE, BOSTON HERALD, BUSINESS
          WEEK,
                    CONSUMER'S DIGEST, CONSUMER GUIDE PUBLICATIONS, CHANGING TIMES,
                    FINANCIAL PLANNING, FINANCIAL WORLD, FORBES, FORTUNE GROWTH FUND
                    GUIDE, HOUSTON POST, INSTITUTIONAL INVESTOR,
          INTERNATIONAL FUND
                    MONITOR, INVESTOR'S DAILY, LOS ANGELES TIMES, MEDICAL ECONOMICS,
                    MIAMI HERALD, MONEY MUTUAL FUND FORECASTER, MUTUAL FUND LETTER,
                    MUTUAL FUND SOURCE BOOK, MUTUAL FUND VALUES, NATIONAL UNDERWRITER
                    NELSON'S DIRECTOR OF INVESTMENT MANAGERS, NEW YORK
          TIMES,
                    NEWSWEEK, NO LOAD FUND INVESTOR, NO LOAD FUND* X,
          OAKLAND
                    TRIBUNE, PENSION WORLD, PENSIONS AND INVESTMENT AGE,
          PERSONAL
                    INVESTOR, RUGG AND STEELE, TIME, U.S. NEWS AND WORLD REPORT, USA
                    TODAY, THE WALL STREET JOURNAL AND WASHINGTON POST.























                                           FINANCIAL STATEMENTS

                         As of January 1, 1996 the Fund has not commenced operations, and therefore has not issued historical financial statements.
                    After the Fund commences operations, it will issue an Annual
                    Report to shareholders for each fiscal year ended December 31 and a Semi-Annual Report to shareholders for each period
          June 30.






































































                                                APPENDIX A
                        DESCRIPTION OF STANDARD & POOR'S CORPORATION
          ("S&P") AND
                      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND
                                         COMMERCIAL PAPER RATINGS

                    [From "Moody's Bond Record," November 1994 Issue
          (Moody's
                    Investor Service, New York, 1994), and "Standard &
          Poor's
                    Municipal Ratings Handbook," October 1994 Issue (McGraw Hill, New
                    York, 1994).]

                    MOODY'S:

                         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
                    Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater













                    amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
                    Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                         Bonds rated Baa by Moody's are considered medium-grade
                    obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
                    adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
                    well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
                    interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

                         Bonds which are rated Caa are of poor standing.
          Such
                    issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.












                         (b) COMMERCIAL PAPER. The Prime rating is the highest
                    commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
                    (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
                    appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
                    relation to competition and customer acceptance; (4) liquidity;
                    (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
                    (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
                    preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
                    relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

                    S&P:

                         (a)  CORPORATE BONDS.  An S&P corporate debt
          rating is a
                    current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
                    conditions than debt in higher rated categories.

                         Debt rated BBB by S&P is regarded by S&P as having an
                    adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

                         Debt rated BB, B, CCC, CC and C is regarded as having













                    predominately speculative characteristics with respect to
                    capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
          However,












                    it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
                    payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
                    BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
          In the












                    event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
                    subordinated to senior debt that is assigned an actual or implied
                    B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
                    current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


                         Commercial paper rated A by S&P has the following
                    characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
          (iv)
                    basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
                    reliability and quality of management should be unquestioned.
                    Issues rated A are further referred to by use of numbers 1, 2 and
                    3 to denote relative strength within this highest classification.












                    For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

                         Issues rated B are regarded as having only speculative
                    capacity for timely payment. The C rating is assigned to short-
                    term debt obligations with a doubtful capacity for payment.
                    1/3/95















                    IVY INTERNATIONAL BOND FUND

                    Class A and B Shares
                    Prospectus
                    April 30, 1995 (as supplemented on January 1, 1996)

          _________________________________________________________________


                    Ivy Fund (the "Trust") is a registered investment company
                    currently consisting of thirteen separate portfolios.
          One
                    portfolio of the Trust, Ivy International Bond Fund (the "Fund"),
                    is described in this Prospectus.

                    This Prospectus sets forth concisely the information about the
                    Fund that a prospective investor should know before investing and should be read carefully and retained for future reference.
                    Additional information about the Fund is contained in the
                    Statement of Additional Information ("SAI") for the
          Fund.  The













                    SAI, dated April 30, 1995 (as supplemented on January 1, 1996), has been filed with the Securities and Exchange
          Commission
                    ("SEC") and is available upon request and without charge from the
                    Trust at the Distributor's address and telephone number provided below. The SAI is incorporated by reference into this Prospectus.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
          BY THE
                    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
          SECURITIES
                    COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                    STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                    OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY
          IS A
                    CRIMINAL OFFENSE.


                                                IVY FUND
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                          Boca Raton, FL  33432
                                        Telephone: (800) 777-6472

                                               DISTRIBUTOR:

                             Mackenzie Ivy Funds Distribution, Inc.
          ("MIFDI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                          Boca Raton, FL  33432
                                        Telephone: (800) 456-5111

                                                 MANAGER:

                                       Ivy Management, Inc. ("IMI")
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                          Boca Raton, FL  33432
                                        Telephone: (800) 456-5111























                                            TABLE OF CONTENTS


                    Schedule of Fees
                    Expense Data Table
                    Investment Objectives and Policies
                    Investing in International Bond Markets
                    Risk Factors and Investment Techniques
                    Additional Information About Policies and Investments
                    Risks
                         Bonds
                         Non-diversified Investment Companies
                         Repurchase Agreements
                         Zero Coupon Securities
                         Options, Futures Contracts and Forward Contracts
                         Lending
                    Organization of the Fund
                         Investment Manager
                         Portfolio Management
                         Investment Management Expenses
                         Administrator
                         Fund Accounting
                         Custodian
                         Transfer Agent
                    Portfolio Transactions
                    Alternative Purchase Agreements
                         Class A Shares
                         Class B Shares
                    Factors to Consider in Choosing an Alternative
                    Dividends and Taxes
                         Taxation
                    Performance Data
                    How to Buy Shares
                         Opening an Account
                         Buying Additional Class A and Class B Shares
                    How Your Purchase Price is Determined
                    How the Fund Values Its Shares
                    Initial Sales Charge Alternative--Class A Shares
                         Contingent Deferred Sales Charge--Class A Shares Waiver of Contingent Deferred Sales Charge
                    Qualifying for a Reduced Sales Charge
                         Rights of Accumulation (ROA)
                         Letter of Intent (LOI)
                         Purchases of Class A Shares At Net Asset Value
                    Contingent Deferred Sales Charge Alternative--Class B
          Shares
                         Conversion of Class B Shares
                         Waiver of Contingent Deferred Sales Charge
                    How to Redeem Shares
                    Minimum Account Balance Requirements
                    Signature Guarantees












                    Choosing a Distribution Option
                    Tax Identification Number
                    Certificates
                    Exchange Privilege












                         Exchanges By Telephone
                         Exchanges In Writing
                    Reinvestment Privilege
                    Systematic Withdrawal Plan (SWP)
                    Automatic Investment Method (AIM)
                    Consolidated Account Statements
                    Retirement Plans






































































                    SCHEDULE OF FEES

                                     SHAREHOLDER TRANSACTION EXPENSES

                                                                 CLASS A
          CLASS B

                    Maximum sales load imposed on purchases      4.75%(*)
          None
                      (as a percentage of offering price
                      at time of purchase)
                    Maximum contingent deferred sales charge     None(**)
          5%(***)
                      (as a percentage of original purchase
                      price)

                    (The Fund has no sales load on reinvested
                      dividends, no redemption fees and no
                      exchange fees.)


                      (*)     Class A shares of the Fund may be purchased
          under a
                              variety of plans that provide for reduced
          sales
                              charges.













                     (**)     A contingent deferred sales charge may apply
          to the
                              redemption of Class A shares that are
          purchased without
                              an initial sales charge.  See "Purchases of
          Class A
                              Shares at Net Asset Value" and "Contingent
          Deferred
                              Sales Charge--Investments of $500,00 or More
          in Class A
                              Shares."

                    (***)     The maximum contingent deferred sales charge
          on Class B
                              shares applies to redemptions during the
          first year
                              after purchase.  The charge declines to 4%
          during the
                              second year; 3% during the third and fourth
          years; 2%
                              during the fifth year; 1% during the sixth
          year; and 0%
                              in the seventh year and thereafter.











































                    EXPENSE DATA TABLE

                                                              CLASS A*
          CLASS B*

                    Annual Fund Operating Expenses (estimated
                      as a percentage of average daily net
                      assets):
                    Management Fees After Expense
                      Reimbursement                           0.75%
          0.75%
                    12b-1 Service/Distribution Fees           0.25%
          1.00%(4)
                    Other Expenses                            0.50%(2)
          0.50%(2)
                    Total Fund Operating Expenses After
                      Expense Reimbursement                   1.50%(1)
          2.25%(1)(3)

                    [*] As of April 30, 1995, the date of this Prospectus, no shares of the Fund have been issued.

                    [1] Ivy Management, Inc. ("IMI"), the Fund's investment manager, currently intends to limit the Fund's Total Fund Operating
                         Expenses (excluding taxes, 12b-1 fees, brokerage commissions, interest, litigation and indemnification
                         expenses and other extraordinary expenses) to an annual rate of 1.50% of the Fund's average daily net assets, as
                         described in this Prospectus under "Organization of the
                         Fund."

                    [2] The "Other Expenses" of the Fund are based on estimated amounts for the current fiscal year.

                    [3] Total Fund Operating Expenses for Class B shares of the Fund are higher than such expenses for other mutual funds with
                         similar investment objectives.

                    [4]  Long-term investors may, as a result of the Fund's
          12b-1
                         Fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair












                         Practice of the National Association of Securities Dealers,
                         Inc.

                                                 EXAMPLE
                                              CLASS A SHARES

                    You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                              1 YEAR(1)                3 YEARS

                              $62[*]                   $92[*]

                    [*] These figures assume that the current expense limitation is in place for each of the time periods indicated.
          IMI, as
                         investment adviser, has reserved the right to terminate or revise this expense limitation at any time, which may affect the results in years one and three in the preceding Example.

                    [1] Assumes deduction of the maximum 4.75% initial sales charge at the time of purchase and no deduction of a contingent
                         deferred sales charge at the time of redemption.

                                             EXAMPLE (1 OF 2)
                                              CLASS B SHARES

                         You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:












                                 1 YEAR[1]                 3 YEARS[2]

                                 $73[**]                   $100[**]

                                             Example (2 of 2)
                                              Class B Shares

                    You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) no redemption:

                                 1 YEAR[1]                 3 YEARS

                                 $23[**]                   $70[**]

                    [**] These figures assume that the current expense limitation is in place for each of the time periods indicated.
          IMI, as
                         investment adviser, has reserved the right to terminate or revise this expense limitation at any time, which may affect the results in years one and three in the preceding
                         Examples.

                    [1] Assumes deduction of a 5% contingent deferred sales charge at the time of redemption.

                    [2] Assumes deduction of a 3% contingent deferred sales charge at the time of redemption.

                    The purpose of the foregoing tables is to provide an investor with an understanding of the various costs and expenses that an investor in the Fund will bear, directly or indirectly.
          The
                    Examples assume reinvestment of all dividends and distributions and that the percentage amounts under "Total Fund
          Operating
                    Expenses After Expense Reimbursement" remain the same each year.
                    As noted above in the Expense Data Table, the percentage amounts under "Total Fund Operating Expenses After Expense Reimbursement"
                    reflect expense reimbursements. The assumed annual return of 5%












                    is required by applicable law to be applied by all investment companies and is used for illustrative purposes only.
          This
                    assumption is not a projection of future performance. The actual expenses for the Fund may be higher or lower than the estimates given.












                    The percentages expressing annual fund operating expenses are based on estimated expenses of the Fund during the current fiscal year, except as otherwise noted in the Expense Data Table. For a more detailed discussion of the Fund's fees and expenses, see the following sections of the Prospectus: "Organization and Management of the Fund," "Initial Sales Charge
          Alternative--Class
                    A Shares," "Contingent Deferred Sales Charge
          Alternative--Class B
                    Shares," and "How to Buy Shares," and the following section of the SAI: "Investment Advisory and Other Services."

                    INVESTMENT OBJECTIVES AND POLICIES

                    The Fund is a non-diversified company which has a principal investment objective of current income primarily by investing in high-grade non-U.S. dollar-denominated bonds
          (international
                    bonds). Protection, and possible enhancement, of principal value through active management of currency, bond market and maturity exposure and through security selection is a secondary objective.














                    The Fund's investment objectives are fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. The Trustees may make non-material changes in the Fund's objectives without shareholder approval.
                    Except for the Fund's investment objectives and those investment restrictions specifically identified as fundamental, all
                    investment policies and practices described in this Prospectus and in the SAI are non-fundamental and, therefore, may be changed by the Trustees without shareholder approval. There can be no assurance that the Fund's objectives will be met.

                    INVESTING IN INTERNATIONAL BOND MARKETS

                    The U.S. dollar-denominated bond market now represents less than one half of the world's developed bond markets. As a result, opportunities for investment in international bond markets have become more significant. The liquidity of international bond markets has improved as the number of investors participating in these markets has increased. Additionally, many international bond markets have become more attractive for foreign investors due to the reduction of barriers of entry to foreign investors by deregulation and by reduction of withholding taxes.

                    Concurrent with the opening of foreign markets, restrictions on international capital flows have been reduced or eliminated, thereby enabling investment funds to seek the highest expected returns. As a result, the market conditions of one nation
                    influence the market conditions of other countries through the flow of international capital. The Fund is a convenient vehicle for investing in international bond markets, some of which may,












                    during certain time periods, outperform the U.S.
          dollar-
                    denominated bond markets.

                    History has shown that returns from international bond markets often differ from those generated by U.S. bond markets.
          The












                    variations in returns are, in part, the result of fluctuating foreign currency exchange rates and changes in foreign interest rates as compared with U.S. interest rates. Although the Fund is non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), investing in the Fund can provide an investor's existing portfolio of U.S.
          dollar-denominated bonds
                    (U.S. bonds) with international diversification.

                    At times, higher investment returns may be provided by international bonds than from U.S. bonds. For example, international bonds may provide higher current income and/or
                    greater capital appreciation than U.S. bonds due to fluctuation in foreign currencies relative to the U.S. dollar. Of course, at any time, the opposite may also be true.

                    Individual and small institutional investors often find it difficult to participate in international bond markets. This is due in part to the lack of current information available about foreign entities as well as difficulties in purchasing and selling foreign securities, holding foreign securities in












                    safekeeping, and converting foreign currencies into U.S. dollars.
                    The Fund is a convenient and relatively low cost way for
                    individuals and small institutions to invest in these markets.
                    The Fund can provide its shareholders with potential capital appreciation and protection, as well as income, as is associated with a professionally managed portfolio of high-grade international bonds. IMI has significant experience investing in
                    international markets as well as in global trading, custody and currency transactions.

                    In addition, the Fund offers investors the opportunity to enjoy the benefits of all of the Ivy Mackenzie Funds. IMI, together with its affiliate, Mackenzie Investment Management
          Inc.
                    ("MIMI"), manages a diverse family of funds and provides a wide range of services to help investors meet their investment needs.

                    RISK FACTORS AND INVESTMENT TECHNIQUES

                    The Fund is intended for long-term investors who can accept the risks associated with investing in international bonds.
          Total
                    return from investment in the Fund will consist of income after expenses, bond price gains (or losses) in the local currency and currency gains or losses. For federal income tax purposes, currency gains and losses generally are regarded as ordinary income and loss and, therefore, may increase or reduce the amount of the Fund's distributions.

                    The value of the Fund's portfolio will vary in response to a number of economic factors, the most important being fluctuations in foreign currency exchange rates, in market interest rates and in an issuer's creditworthiness. Since the Fund's investments are denominated primarily in foreign currencies, changes in foreign currency values can significantly affect the Fund's share price. Investors should be aware that exchange rate movements can be significant and endure for long periods of time.
          In
                    addition, because the market value of a debt security generally varies inversely with changes in prevailing interest rates, the longer the maturity of a debt security, the more volatile it will be in terms of changes in value. There also exists the risk that the issuer of a debt security may not be able to meet its
                    obligation on interest or principal payments at the time called for by the security.

                    IMI attempts to control exchange rate and interest rate risks through active portfolio management, including such techniques as management of currency, bond market and maturity exposure and selection of securities based on available yields and IMI's foreign interest rate and currency exchange rate projections.
                    Longer maturity bonds tend to fluctuate more in price than shorter-term instruments in which the Fund invests--providing potential for both gain and loss.

                    Investors should not rely on an investment in the Fund for their short-term financial needs or use the Fund as a vehicle for playing short-term swings in the international bond and foreign exchange markets. The Fund should not be regarded as a total investment program. Also, investors should be aware that
                    investing in international bonds may involve a higher degree of risk than investing in U.S. bonds.

                    Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S.
                    securities. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, often less publicly available information about issuers, the possibility of expropriation or confiscatory taxation, adverse changes in
                    investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries, and potential restrictions on the flow of international capital.
                    Additionally, dividends or interest payable on foreign securities may be subject to foreign taxes withheld prior to distribution and other foreign taxes might apply. Transactions in foreign securities may involve greater time from the trade date until settlement than is involved for domestic securities transactions and may involve the risk of possible losses to the Fund due to subsequent declines in the value of the portfolio securities.
                    Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Because foreign securities often are purchased with and pay in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. The Fund may incur currency exchange costs when it changes investments from one country to another.
          Further, the
                    Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.













                    The Fund seeks to achieve its objective by investing primarily in a managed portfolio of high grade bonds denominated in foreign currencies, including European currencies and the European
                    Currency Unit (ECU). At least 65% of the Fund's total assets will normally be invested in bonds denominated in foreign
                    currencies. In selecting bonds for the Fund's portfolio, IMI will consider various factors, including yields, credit quality and the fundamental outlook for currency and interest rate trends in different parts of the world. IMI may also take into account the ability to hedge currency and local bond price risk.

                    To be considered a high grade bond in which the Fund primarily invests, a bond must be rated at least A or better by Standard and Poor's Corporation ("S&P") or by Moody's Investors Services,
                    Inc. ("Moody's") or, if the bond is unrated, it must be considered by IMI to be of comparable quality in local currency
                    terms.













                    The Fund may invest less than 35% of its net assets in debt securities rated Baa or below by Moody's and/or BBB or below by
                    S&P or, if unrated, considered by IMI to be of comparable
                    quality. The Fund will not invest in debt securities that, at the time of investment, are rated less than C by either Moody's or S&P.

                    The Fund's investments may include: debt securities issued or guaranteed by a foreign national government, its agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations
          (e.g.,
                    European Investment Bank, Inter-American Development Bank or the
                    World Bank); corporate debt securities; bank or bank holding company debt securities; and other debt securities, including those convertible into common stock. The Fund may also invest in zero coupon securities which do not provide for the periodic payment of interest and are sold at significant discount from face value.

                    The Fund may also purchase securities which are not publicly offered and may be subject to regulations applicable to restricted securities.

                    The Fund intends to diversify among several countries and market sectors, and to have represented, in substantial proportions, business activities in not less than three different countries other than the United States. Under normal circumstances, the
                    Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund may engage in options, futures, forward foreign currency contact and other derivatives transactions, as described below, for hedging purposes or to seek to enhance potential gain. The Fund may invest without limit in
                    U.S. debt securities, including short-term money market securities, for temporary defensive or emergency purposes.  It is
                    not possible to predict the extent to which the Fund might employ such optional strategies.












                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS

                    The Fund may not make loans except through the lending or
                    purchase of portfolio securities or through repurchase agreements, and may not borrow money except as a temporary
                    measure for extraordinary or emergency purposes.

                    In addition, as a matter of non-fundamental policy, the Fund may not invest more than 10% of its net assets in securities which are not readily marketable, repurchase agreements maturing in more than seven days, and restricted securities; in no event may the Fund invest more than 5% of its assets in restricted
                    securities. These instruments may be difficult to sell promptly at an acceptable price, and the sale of certain of these
                    instruments may be subject to legal restrictions. Difficulty in selling these instruments may result in a loss or may be costly to the Fund. A description of these and other policies and restrictions is contained under "Investment
          Restrictions" in the
                    Fund's SAI.












                    To protect against adverse movements of interest rates and for purposes of liquidity, the Fund may also purchase short-term obligations denominated in U.S. and foreign currencies such as, but not limited to, bank deposits, bankers' acceptances,
                    certificates of deposit, commercial paper, short-term government, government agency, supranational agency and corporate obligations, and repurchase agreements.

                    The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative
                    transactions such as buying and selling options and futures contracts, entering into currency exchange contracts, and
                    purchasing indexed securities.

                    IMI can use these practices to adjust the risk and return
                    characteristics of the Fund's portfolio of investments.
          If IMI
                    judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
                    In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

                    The Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to












                    repurchase at a specified time and price.

                    The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield generally are fixed on the date of commitment to purchase. From the time of purchase until settlement, no
                    interest accrues to the Fund. At the time of settlement, the market value of the security may differ from the purchase price.

                    The higher yields and high income sought by the Fund may be obtainable from high yield, higher risk securities in the lower rating categories of the established rating services.
          These
                    securities are rated Baa or lower by Moody's or BBB or lower by
                    S&P. The Fund may invest in securities rated as low as C by
                    Moody's or S&P, which may indicate that the obligations are speculative to a high degree and often in default.
          Securities
                    rated lower than Baa or BBB (and comparable unrated securities)
                    are commonly referred to as "high yield" or "junk" bonds and are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the
          Fund's best
                    interest to retain or dispose of the security.
          However, should












                    any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions. See Appendix A to the SAI for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.

                    RISKS

                    The different types of securities and investment techniques used by IMI all have attendant risks of varying degrees.
          The Fund's
                    investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities. The following are descriptions of certain risks related to the investments and techniques that IMI may use from time to time.

                    Bonds. The Fund may invest less than 35% of its net assets in debt securities rated below BBB or Baa, but no lower than C, by
                    S&P or Moody's. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income than the price and liquidity of higher rated securities. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship with the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

                    Reduced volume and liquidity in the high yield, high risk bond market or the reduced availability of market quotations may make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable,
                    objective data may increase the Fund's reliance on IMI's judgment in valuing high yield, high risk bonds. In addition, the Fund's investments in high yield, high risk securities may be susceptible to adverse publicity and investor perceptions,
                    whether or not justified by fundamental factors.

                    Non-diversified investment companies.  As a
          "non-diversified"
                    investment company, the Fund may invest a greater portion of its assets in the securities of fewer issuers, thereby exposing the
                    Fund to greater market and credit risk than a more broadly diversified investment company.

                    REPURCHASE AGREEMENTS. If the seller of securities under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings of the seller before repurchase of the securities under a repurchase agreement, the Fund may experience delays in selling the













                    securities and might incur losses if the value of the securities should decline, as well as costs in disposing of the securities.

                    ZERO COUPON SECURITIES. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash interest payments. If the Fund holds zero coupon securities in its portfolio, it generally will recognize income currently for federal income tax purposes in the amount of the unpaid, accrued interest and generally will be required to distribute dividends representing such income to shareholders currently, even though funds representing this income will not have been received by the Fund. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and from loan proceeds.

                    OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS. Successful use
                    of option contracts, forward foreign currency contracts, futures contracts and options on futures contracts is subject to special risk considerations. The risk of loss from the use of futures is potentially unlimited. A liquid secondary market for any futures or related options contract may not be available when a futures or options position is sought to be closed and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there may be an imperfect correlation between price movements in the securities or currency on which the futures or options contract is based and in the Fund's portfolio securities being hedged. Successful use of futures or related options contracts is further dependent on IMI's ability to predict correctly price movements in the securities or
                    currency being hedged, and no assurance can be given that its judgment will be correct. Currency futures contracts and options thereon may be traded on foreign exchanges; such transactions may not be regulated as effectively as similar transactions in the
                    United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental action affecting trading in, or the prices of, foreign securities.
                    Successful use of options on securities or currencies or forward foreign currency contracts is subject to similar risk considerations. For further information regarding the
          Fund's
                    options and futures transactions and their risks, see the SAI.

                    LENDING. Lending securities to broker-dealers is a means of earning income. This practice could result in a loss or a delay in recovering, or even a loss of rights in, the Fund's securities.

                    ORGANIZATION OF THE FUND

                    The Fund is a separate, non-diversified portfolio of the Trust, an open-end management investment company organized as a
                    Massachusetts business trust on December 21, 1983. The business and affairs of the Fund are managed under the direction of the
                    Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has thirteen series of shares. The Trustees of the
                    Trust also have the authority, without shareholder approval, to classify and reclassify the shares of the Fund into one or more classes. Pursuant to this authority, the Trustees have authorized the issuance of two classes of shares of the
          Fund,
                    designated as Class A and Class B. Shares of the Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class of shares has a different distribution policy and bears different distribution fees. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule
          12b-1
                    distribution plans.

                    INVESTMENT MANAGER. The Trust employs IMI to provide business management and investment advisory services; MIMI, of which IMI is a wholly owned subsidiary, to provide administrative services;
                    and Mackenzie Ivy Funds Distribution, Inc. ("MIFDI," or the
                    "Distributor") to distribute the Fund's shares.  The
          Fund is
                    managed by a team, with each team member having specific
                    responsibilities.

                    INVESTMENT MANAGEMENT EXPENSES. For management of investment and business affairs, the Fund pays IMI a monthly fee calculated on the basis on the Fund's average daily net assets during the preceding month at an annual rate of 0.75%. The fees paid by the
                    Fund are higher than the average fees paid by most funds.

                    Under the Fund's management agreement, IMI pays all expenses incurred by it in rendering management services to the Fund. The
                    Fund bears its cost of operations. See the SAI. If, however, the Fund's total expenses in any fiscal year exceed the












                    permissible limit applicable to the Fund in any state in which the shares are then qualified for sale, IMI will bear the excess expenses.

                    IMI currently limits the Fund's total operating expenses
                    (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation and indemnification expenses)
          to an
                    annual rate of 1.50% of the Fund's average daily net assets. As long as the Fund's expense limitation continues, it may lower the
                    Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time the Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund. Thereafter,
                    IMI will comply with any applicable state regulations that may require IMI to make reimbursements to the Fund in the event that the Fund's aggregate operating expenses, including advisory fees, administrative services fees and transfer agency and shareholder services fees, but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of specific applicable limitations. The strictest rule currently applicable to the Fund is 2.5% of the first $30,000,000 of net assets, 2.0%
                    of the next $70,000,000 of net assets and 1.5% of the remainder.

                    The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to and constitute the underlying assets of each class of the Fund which are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Trust. General expenses of the
                    Trust (such as the costs of maintaining the Trust's existence, legal fees, proxy and shareholders' meeting costs, etc.) that are not readily identifiable as belonging to a particular fund or to a particular class of a fund will be allocated among and charged to the assets of each fund on a fair and equitable basis, which may be based on the relative net assets of each fund or the nature of the services performed and relative applicability to each fund. Expenses that relate exclusively to the Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by the Fund.

                    ADMINISTRATOR. The Trust has entered into an Administrative
                    Services Agreement with MIMI pursuant to which MIMI provides various administrative services for the Fund including












                    maintenance of registration or qualification of Fund shares under state "Blue Sky" laws, assisting in the preparation of Federal, state and local income tax returns and preparing financial and other information for prospectuses, statements of additional information, and periodic reports to shareholders. In addition,
                    MIMI will assist the Trust's legal counsel with SEC registration statements, proxies and other required filings. Under the
                    agreement, the Fund's net assets are subject to a monthly fee at the annual rate of 0.10%.













                    FUND ACCOUNTING. The Trust has entered into a Fund
          Accounting
                    Services Agreement with MIMI pursuant to which MIMI
          provides
                    certain accounting and pricing services for the Fund.
          For fund
                    accounting services, the Fund pays MIMI out-of-pocket expenses as incurred and a monthly fee based upon the Fund's net
          assets at
                    the end of the preceding month at the following rates:
          $1,250
                    when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40 million; $5,000 when the net assets are over $40 million to $75 million; and $6,500 when net assets are over $75 million.

                    CUSTODIAN. Brown Brothers Harriman & Co. ("Brown
          Brothers"), a
                    private bank and a member of the principal securities exchanges,












                    located at 40 Water Street, Boston, Massachusetts 02109, serves as Custodian for the Fund. Subject to the supervision of the
                    Trustees, the Custodian has entered into subcustodial agreements for the holding of the Fund's foreign securities.

                    TRANSFER AGENT. Mackenzie Ivy Investor Services Corp. ("MIISC"),
                    a wholly owned subsidiary of MIMI, is the transfer agent and dividend paying agent for the Fund and provides certain shareholder and shareholder-related services as required by the
                    Fund. For transfer agency and shareholder services, the Fund pays MIISC an annual fee or $20.75 per open account.
          In
                    addition, the Fund pays MIISC a fee of $4.36 for each account that is closed and reimburses MIISC monthly for out-of-pocket expenses. Certain broker-dealers that maintain shareholder accounts with the Fund through an omnibus account provide
                    transfer agent and other shareholder-related services that would otherwise be provided by MIISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. As compensation for these services, MIISC pays the broker-dealer a similar open account fee for each account within the omnibus account or a fixed rate (e.g., .10%) based on the average daily net asset value of the omnibus account (or a combination thereof).

                    PORTFOLIO TRANSACTIONS

                    Subject to the overall supervision of the Trust's President and the Board of Trustees, IMI places all orders for the purchase and sale of portfolio securities for the Fund. All portfolio
                    transactions are executed at the best price and execution













                    obtainable. Purchases and sales of debt securities are usually principal transactions and, therefore, brokerage commissions are generally not required to be paid by the Fund for such purchases and sales, although the price paid usually includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market
                    securities from dealers normally reflect the spread between the bid and asked prices. Subject to the requirement of best price and execution, IMI may select broker-dealers that provide it with research services and may consider the sales of shares of the












                    Fund as a factor in the selection of broker-dealers. During the
                    Fund's current fiscal year, the portfolio turnover rate is estimated not to exceed 75%.

                    ALTERNATIVE PURCHASE AGREEMENTS

                    You can purchase shares of the Fund at a price equal to their net asset value per share, plus a sales charge. At your election, this charge may be imposed either at the time of the purchase
                    (see "Initial Sales Charge Alternative -Class A shares") or on a contingent deferred basis (see "Contingent Deferred Sales Charge
                    - Class B shares"). If you do not specify on your account












                    application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.  The
          Fund
                    reserves the right to reject for any reason any purchase order of exchange (see "Exchange Privilege" below).

                    CLASS A SHARES. If you elect to purchase Class A shares, you will incur an initial sales charge unless the amount you purchase is $500,000 or more. If you purchase $500,000 or more of Class A shares, you will not be subject to an initial sales charge, but you will incur a contingent deferred sales charge ("CDSC") if you redeem your shares within 24 months of purchase. See "Contingent
                    Deferred Sales Charge - Class A Shares." Class A shares are subject to ongoing service fees at an annual rate of up to 0.25%
                    of the Fund's average daily net assets attributable to the Class
                    A shares. Certain purchases of Class A shares qualify for
                    reduced initial sales charges. See "Share Price - Qualifying for a Reduced Sales Charge."

                    CLASS B SHARES. You will not incur a sales charge when you purchase Class B shares, but the shares are subject to a CDSC if you redeem them within six years of purchase. Class B shares are subject to ongoing distribution and service fees at a combined annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B shares. The higher ongoing distribution fee will cause these shares to have a higher expense
                    ratio than that of Class A shares. To the extent that any
                    dividends are paid by the Fund, these higher expenses will also result in lower dividends than those paid on Class A shares.

                    FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE













                    The alternative purchase arrangement allows you to choose the most beneficial way to buy shares given the amount of your purchase, the length of time you expect to hold your shares and other circumstances. You should consider whether, during the anticipated life of your Fund investment, the accumulated fees on
                    Class B shares would be less than the initial sales charge and accumulated fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class
                    A shares' lower expenses. To help you make this determination, the table under the caption "Expense Information" on the inside cover page of this Prospectus gives examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial if you qualify for a reduced sales charge.
                    See "Share Price - Qualifying for a Reduced Sales
          Charge."

                    Class A shares are subject to lower distribution and service fees, and accordingly, pay correspondingly higher dividends per share, to the extent that any dividends are paid.
          However,
                    because initial sales charges are deducted at the time of
                    purchase, you would not have all of your funds invested initially and, therefore, would own fewer shares. If you do not qualify for reduced initial sales charges and expect to maintain your investment for an extended period of time, you might consider purchasing Class A shares because the accumulated distribution and service changes on Class B shares may exceed the initial sales charge and accumulated distribution and service charges on
                    Class A shares during the life of your investment.

                    Alternatively, you might determine that it would be more
                    advantageous to purchase Class B shares in order to have all of your funds invested initially, although remaining subject to a contingent deferred sales charge and a higher distribution fee over a period of eight years.

                    In the case of Class A shares, the distribution expenses that
                    MIFDI incurs in connection with the sale of the shares will be paid from the proceeds of the initial sales charge and the ongoing distribution and service fees. In the case of Class B shares, the expenses will be paid from the proceeds of ongoing distribution and service fees, as well as the CDSC incurred upon redemption within six years of purchase. The purpose and
                    function of the Class B shares' CDSC and ongoing distribution fees are the same as those of the Class A shares' initial sales charge and ongoing distribution and service fees.
          MIFDI is the
                    principal underwriter of the Fund's shares. Sales personnel distributing the Fund's shares may receive different compensation for selling each class of shares.

                    DIVIDENDS AND TAXES

                    Dividends and capital gain distributions received from the Fund are reinvested in additional shares of your class unless you elect the option to receive them in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option.
                    Because of the higher expenses associated with Class B shares, any dividend on these shares will be lower than on the Class A shares.  See "Share Price."

                    In order to provide steady cash flow to the Fund's shareholders, the Board of Trustees intends normally to make monthly distributions from the Fund's net investment income to the Fund's
                    Class A and Class B shares based on their relative net asset value. The Fund intends to make a final distribution for each fiscal year of any undistributed net investment income and net realized short-term capital gains, as well as undistributed net long-term capital gains, realized during the year. An additional distribution may be made of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Internal Revenue
                    Code of 1986, as amended (the "Code").

                    If, for any year, the total distributions from the Fund exceed net investment income and net realized capital gains for the













                    Fund, the excess, distributed from the assets of the Fund, will generally be treated as a return of capital. The amount treated as a return of capital will reduce a shareholder's adjusted basis in his or her shares (thereby increasing his or her potential gain or reducing his or her potential loss on the sale of his or her shares) and, to the extent that the amount exceeds this basis, will be treated as a taxable gain. However, if the Fund has current or accumulated earnings and profits, so as to
                    characterize all or a portion of such excess as a dividend for federal income tax purposes, the distributions, to that extent, would normally be taxable as ordinary income (or, if a capital gain dividend, as long-term capital gain).

                    If the Fund distributes amounts in excess of its net investment income and net realized capital gains, such distributions will decrease the Fund's total assets and, therefore, have the likely effect of increasing the Fund's expense ratio. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.
          Such sales
                    could also adversely affect the Fund's status as a regulated investment company.  See "Taxation" in the SAI.

                    TAXATION. The following discussion is intended for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the
                    Fund, including the status of distributions from the Fund under applicable state or local law.

                    The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify, the
                    Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.

                    Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income.
                    Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains












                    (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

                    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October,












                    November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                    Each year the Fund will notify shareholders of the tax status of dividends and distributions.

                    Investments in securities that are issued at a discount will result in income to the Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

                    Income and gains received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes.
                    Unless the Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S.
                    source income.

                    Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will
                    be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

                    The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to












                    shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they
                    are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

                    Further information relating to tax consequences is contained in the SAI.

                    Fund distributions also may be subject to state, local and foreign taxes. Distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Fund.

                    PERFORMANCE DATA

                    Performance information for the classes of shares of the Fund may be compared, in reports and promotional literature, to:
          (i) other
                    groups of mutual funds tracked by Lipper Analytical Services (a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets), or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (ii)
                    the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund; and
          (iii)
                    unmanaged indices so that investors may compare the Fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general.
                    Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

                    In addition, advertisements, sales literature and communications to shareholders may contain various measures of the Fund's performance including current yield, various expressions of total return and current distribution rate. Such materials may
                    occasionally cite statistics to reflect the Fund's volatility or risk. Performance information is computed separately for the
                    Fund's Class A and Class B shares in accordance with the formulas described below. Because Class B shares bear the expense of the deferred sales charge alternative, it is expected that the level of performance of the Fund's Class B shares will be lower than that of the Fund's Class A shares.

                    Average annual total return figures as prescribed by the SEC represent the average annual percentage change in value of $1000 invested at the maximum public offering price (offering price includes applicable sales charge) for one-, five- and ten-year periods, or any portion thereof, to the extent applicable, through the end of the most recent calendar quarter, assuming reinvestment of all distributions. The Fund may also furnish total return quotations for other periods, or based on investments at various sales charge levels or at net asset value.
                    For such purposes total return equals the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

                    Current yield reflects the income per share earned by the Fund's portfolio investments; it is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result.

                    Yield, which is calculated according to a formula prescribed by the SEC (see the SAI), is not indicative of the dividends or distributions that were or will be paid to the Fund's shareholders. Dividends or distributions paid to shareholders
                    are reflected in the current distribution rate, which may be quoted to shareholders. The current distribution rate is
                    computed by dividing the total amount of dividends per share paid by a Fund during the 12 months by a current maximum offering price (offering price includes sales charge). Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment
                    policies, it might be appropriate to annualize the dividends paid during the period when such policies would be in effect, rather than using the dividends during the past 12 months.
          The
                    distribution rate will differ from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.

                    Performance figures are based upon past performance and will reflect all recurring charges against Fund income. In the case of Class A shares, performance figures may assume the payment of the maximum sales charge on the purchase of shares. Such charges would reduce a performance figure. In the case of Class B
                    shares, performance figures may assume the deduction of any applicable contingent deferred sales charge imposed on redemption of shares held for the period. The investment results of the
                    Fund, like all others, will fluctuate over time; thus, performance figures should not be considered to represent what an
                    investment may earn in the future or what the Fund's yield, distribution rate or total return may be in any future period.

                    HOW TO BUY SHARES

                    The minimum initial investment is $1000. All purchases must be made in U.S. dollars. Complete the Account Application attached to this Prospectus. Indicate whether you are purchasing Class A or Class B shares. If you do not specify which class of shares you are purchasing, MIISC will assume you are investing in Class
                    A shares.

                    OPENING AN ACCOUNT

                    BY CHECK

                    1.   Make your check payable to "Ivy International Bond
          Fund."

                    2. Deliver the completed application and check to your












                         registered representative or Selling Broker, or mail it
                         directly to MIISC.

                    3.   Our address is:

                         Mackenzie Ivy Investor Services Corp.
                         PO Box 3022
                         Boca Raton, FL  33431-0922

                    4.   Our courier address is:

                         Mackenzie Ivy Investor Services Corp.
                         PO Box 3022
                         Boca Raton, FL 33431-0922

                    BY WIRE

                    1. Deliver a completed fund application to your registered representative or selling broker, or mail it directly to
                         MIISC. Before wiring any funds, please contact MIISC at 1-
                         800-777-6472 to verify your account number.












                    2.   Instruct your bank to wire funds to:

                         Barnett Bank of Palm Beach County
                         ABA # 067008582
                         For deposit to The Ivy Mackenzie Funds
                         a/c #1455031505
                         Name of your account
                         Your Ivy or Mackenzie account number
                         The Ivy or Mackenzie Fund you are buying

                         Your bank may charge a fee for wiring funds.


                    THROUGH YOUR SECURITIES DEALER

                    You may also place an order to purchase shares through your
                    Registered Securities Dealer.

                    BUYING ADDITIONAL CLASS A AND CLASS B SHARES

                    BY CHECK

                    1. Complete the investment stub attached to your statement or include a note with your investment listing the name of the
                         Fund, the class of shares to purchase, your account number and the name(s) in which the account is
          registered.

                    2.   Make your check payable to the Ivy or Mackenzie
          Fund to
                         which the investment will be made.

                    3.   Mail the account information and check to:













                         Mackenzie Ivy Investor Services Corp.
                         PO Box 3022
                         Boca Raton, FL  33432













                         Our courier address is:

                         Mackenzie Ivy Investor Services Corp.
                         700 South Federal Highway, Suite 300
                         Boca Raton, FL  33432

                         or deliver it to your registered representative or selling broker.

                    BY WIRE

                    Instruct your bank to wire funds to:

                         Barnett Bank of Palm Beach County
                         ABA # 067008582
                         For deposit to
                         The Ivy Mackenzie Funds
                         a/c # 1455031505
                         Name of your account
                         Your Ivy or Mackenzie account number
                         The Ivy or Mackenzie Fund you are buying

                         Your bank may charge a fee for wiring funds.

                    THROUGH A REGISTERED SECURITIES DEALER

                    You may also place an order to purchase shares through your Registered Securities Dealer.


                    BY AUTOMATIC INVESTMENT ("AIM")

                    1.   Complete the "Automatic Investment Method" and
          "Wire/EFT
                         Information" sections on the Account Application designating a bank account from which funds may be drawn.
          Please note
                         that in order to invest using this method, your bank must be a member of the Automated Clearing House system
          (ACH).
                         Please remember to attach a voided check to your account
                         application.

                    2. At pre-specified intervals, your bank account will be
                         debited and the proceeds will be credited to your Ivy or
                         Mackenzie Fund account.

                    HOW YOUR PURCHASE PRICE IS DETERMINED












                    Your purchase price for Class A shares of the Fund is the net asset value per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B shares of the Fund is the net asset value per share.

                    Your purchase of shares will be made at the price next determined after the purchase order is received. The price is effective for orders received by MIISC or by your registered securities dealer prior to the time of the determination of the net asset value.
                    Any orders received after the time of the determination of the net asset value will be entered at the next calculated price.

                    Orders placed with a securities dealer prior to the time of determination of the net asset value and transmitted through the facilities of the National Securities Clearing
          Corporation by
                    7:00 PM EST on the same day are confirmed at that day's price.
                    Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

                    You will receive an account statement of your account after any purchase, exchange or full liquidations. Statements related to reinvestment of dividends, capital gains, systematic investment plans ("SIP" - See the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

                    HOW THE FUND VALUES ITS SHARES

                    The net asset value ("NAV") per share is the value of one share.
                    The NAV per share is determined in the following manner: the total of all liabilities, including accrued expenses and taxes and any necessary reserves, is deducted from the aggregate gross value of all assets, and the difference is divided by the number of shares outstanding at the time, adjusted to the nearest cent.
                    The NAV per share is determined once every business day (each day the New York Stock Exchange is open). Trading of foreign
                    securities may not occur on every business day, and may occur on days when the New York Stock Exchange is closed.

                    The Fund offers two classes of shares in this
          Prospectus:  Class
                    A shares, which are subject to an initial sales charge; and Class
                    B shares, which are subject to a contingent deferred sales charge. If you do not specify a particular class of shares, it will be assumed that you are purchasing Class A shares and an initial sales charge will be assessed.
                    INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

                    Shares are purchased at a public offering price equal to their
                    NAV per share plus a sales charge, as set forth below.


































                                TABLE OF SALES CHARGES FOR CLASS A SHARES

                                                       SALES CHARGE
                                                       AS A PERCENTAGE
                                                       OF PUBLIC
                                                       OFFERING PRICE

                    Amount Invested
                    Less than $100,000                 4.75%
                    $100,000 but less than $250,000    3.75
                    $250,000 but less than $500,000    2.50%
                    $500,000 and over*                 0.00%


                                                       SALES CHARGE
                                                       AS A PERCENTAGE
                                                       OF NET
                                                       AMOUNT INVESTED

                    Amount Invested
                    Less than $100,000                 4.99%
                    $100,000 but less than $250,000    3.90%
                    $250,000 but less than $500,000    2.56%
                    $500,000 and over*                 0.00%


                                                       PORTION OF
                                                       PUBLIC OFFERING
                                                       PRICE RETAINED
                                                       BY DEALER

                    Amount Invested
                    Less than $100,000                 4.00%
                    $100,000 but less than $250,000    3.00%
                    $250,000 but less than $500,000    2.00%
                    $500,000 and over*                 0.00%

                    [*] A contingent deferred sales charge may apply to the
                         redemption of Class A shares that are purchased.
          See
                         "Contingent Deferred Sales Charge--Class A
          Shares."













                    Sales charges ARE NOT APPLIED to any dividends which are
                    reinvested in additional shares of the Fund.

                    MIFDI may, at the time of any purchase of Class A Fund shares, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase.
                    For purchases over $500,000, the commission would be computed at
                    1.00% of the first $3,000,000 invested, 0.50% of the next
                    $2,000,000 invested, and 0.25% of the amount invested in excess of $5,000,000. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters as that term is defined in the Securities Act of 1933.












                    An investor may be charged a transaction fee for Class A shares purchased or redeemed at net asset value through a broker or agent other than MIFDI.

                    MIFDI compensates participating brokers who sell Class A shares through the initial sales charge. MIFDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute the Fund's Class A shares.
                    Pursuant to separate distribution plans for the Fund's
          Class A
                    and Class B shares, MIFDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the
                    Fund's distribution plans applicable to its Class A and Class B shares, MIFDI currently pays a continuing service fee to
                    qualified dealers at an annual rate of 0.25% of qualified
                    investments.

                    MIFDI may from time to time pay a bonus or other incentive to dealers (other than MIFDI) which employ a registered representative who sells a minimum dollar amount of the shares of
                    the Fund and/or other funds distributed by MIFDI during a
                    specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

                    CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES

                    Purchases of $500,000 or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 24 months after the end of the calendar month in which the purchase was made (the contingent deferred sales charge period), a contingent deferred sales charge of 1.00% will be imposed.

                    Purchases made under the NAV Transfers Program in Class A shares of the Fund are subject to a contingent deferred sales charge of
                    0.40% for certain redemptions within one year after the date of purchase.

                    The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the
                    Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional
                    Class A shares.

                    In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be
                    assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption
                    "Waiver of Contingent Deferred Sales Charges."

                    WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge is waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's
          Class A
                    Fund account at the time of the initial distribution)
          (a)
                    following retirement under a tax qualified retirement plan or (b)
                    in the case of an individual retirement account
          ("IRA"), a
                    custodial account pursuant to section 403(b)(7) of the Code, or a
                    Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in
                    Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability.
                    The distributor may require documentation prior to waiver of the contingent deferred sales charge.

                    Class A shareholders may exchange their Class A shares subject to a contingent deferred sales charge ("outstanding Class A shares")
                    for Class A shares of another Ivy or Mackenzie Fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any contingent deferred sales charge that would be due upon the redemption of the outstanding
                    Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the new Class shares received in the exchange, and will be charged accordingly at the time of redemption.


                    QUALIFYING FOR A REDUCED SALES CHARGE

                    RIGHTS OF ACCUMULATION (ROA). Rights of Accumulation ("ROA") is
                    calculated by determining the current market value of all Class A shares in all Ivy or Mackenzie Fund accounts (except
          Ivy Money
                    Market Fund) owned by you, your spouse, and your children under
                    21 years of age. ROA is also applicable to accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the Code). The current market value of all of your accounts as described above is added













                    together and then added to your current purchase amount. If the combined total is equal or greater than a breakpoint amount for the Fund, then you qualify for the reduced sales charge.

                    LETTER OF INTENT (LOI). A Letter of Intent ("LOI") is a non-
                    binding agreement that states your intention to invest in
                    additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign a
                    LOI, please complete Section 4B of the new account application.

                    Should the LOI not be fulfilled within the thirteen month period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

                    PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. An investor who was a shareholder of any Ivy Fund on December 31, 1991 or a shareholder of American Investors Income Fund, Inc. or American
                    Investors Growth Fund, Inc. on October 31, 1988 and who became a shareholder of Mackenzie Fixed Income Trust or Ivy Growth Fund as
                    a result of the respective reorganizations between the funds will be exempt from sales charges on the purchase of Class A shares of any Ivy or Mackenzie Fund. This privilege is also available to immediate family members of a shareholder (i.e., the shareholder's children, the shareholder's spouse and the children
                    of the shareholder's spouse). This no-load privilege terminates for the investor if the investor redeems all shares owned.
                    Shareholders and their relatives as described above should call
                    1-800-235-3322 for information about additional purchases or to inquire about their account.

                    Officers and Trustees of the Trust (and their relatives) and IMI,
                    MIMI, and Mackenzie Financial Corporation (of which
          MIMI is a
                    subsidiary) and their officers, directors, employees, and
                    retired employees, and legal counsel and independent accountants
                    (and their relatives) may buy Class A shares of the Fund without an initial sales charge or contingent deferred sales charge.

                    Directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with MIFDI or trustees or custodians of any qualified retirement plan established for the benefit of a person enumerated above may buy Class A shares of the Fund without an initial sales charge or contingent deferred sales charge. In addition, certain investment advisors and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts and the accounts of their clients may purchase Class A shares of the
                    Fund without an initial sales charge or a contingent deferred sales charge, provided such purchases are placed through a broker or agent who maintains an omnibus account with the Fund. Also, clients of these advisors and planners may make purchases under the same conditions if the purchases are through the master account of such advisor or planner on the books of such broker or agent.  THIS PROVISION APPLIES TO ASSETS OF RETIREMENT
          AND
                    DEFERRED COMPENSATION PLANS AND TRUSTS USED TO FUND THOSE PLANS
                    INCLUDING, BUT NOT LIMITED TO, THOSE DEFINED IN SECTION 401(a),
                    403(b) OR 457 OF THE CODE AND "RABBI TRUSTS" WHOSE
          ASSETS ARE
                    USED TO PURCHASE SHARES OF THE FUND THROUGH THE
          AFOREMENTIONED
                    CHANNELS.

                    Class A shares of the Fund may be purchased at net asset value by retirement plans qualified under section 401(a) or 403(b) of the
                    Code and subject to the Employee Retirement Income Security Act of 1974, as amended, subject to the following: (i) either (a) the sponsoring organization must have at least 25 employees or (b)
                    the aggregate purchases by the retirement plan of Class A shares of the Fund must be in an amount of at least $250,000 within a reasonable period of time, as determined by MIFDI in its sole discretion; and (ii) a contingent deferred sales charge of 0.75%
                    will be imposed on such purchases in the event of certain
                    redemption transactions within 24 months of such purchases.












                    If investments by retirement plans at NAV are made
          through a
                    dealer who has executed a dealer agreement with respect
          to the
                    Fund, MIFDI may, at the time of purchase, pay such dealer, out of
                    MIFDI's own resources, a commission to compensate such dealer for its distribution assistance in connection with such
          purchase.
                    Commissions would be computed at 0.75% of the first
          $3,000,000
                    invested, 0.50% of the next $2,000,000 invested, and 0.25% of the amount invested in excess of $5,000,000. Please contact MIFDI for additional information.

                    Class A shares can also be purchased without an initial sales charge, but subject to a contingent deferred sales charge of
                    0.40% during the first 12 months by any state, county, city, or any instrumentality, department, authority or agency of these entities, which is prohibited by applicable investment laws from paying a sales charge or commission when purchasing shares of any registered investment management company (an "eligible governmental authority"). MIFDI may, at the time of any such
                    purchase, pay out of MIFDI's own resources commissions to dealers which provided distribution assistance in connection with the purchase. Commissions would be computed at 0.40% of the first
                    $3,000,000 invested, 0.20% of the next $2,000,000
          invested, and
                    0.10% of the amount invested in excess of $5,000,000.

                    Class A shares can also be purchased without an initial sales charge, but subject to a contingent deferred sales charge of
                    0.40% in the first 12 months by trust companies, bank trust departments, credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts subject to any minimum requirements set by
          MIFDI.
                    Currently, these criteria require that the amount invested or to be invested in the subsequent 13-month period totals at
          least
                    $250,000.  MIFDI may, at the time of any such purchase,
          pay out
                    of MIFDI's own resources commissions to dealers which
          provided
                    distribution assistance in connection with the
          purchase.
                    Commissions would be computed at 0.40% of the first
          $3,000,000
                    invested, 0.20% of the next $2,000,000 invested, and 0.10% of the amount invested in excess of $5,000,000.

                    Class A shares of the Fund may also be purchased without a sales charge in connection with certain liquidation, merger or
                    acquisition transactions involving other investment companies or personal holding companies.

                    CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B
          SHARES













                    Class B shares are offered at net asset value per share without a front end sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividend reinvestment. In determining whether a CDSC applies to
          a
                    redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquire through reinvestment of dividends or distributions, and next from the shares you have held the longest during the six-
                    year period.

                    Proceeds from the contingent deferred sales charge are paid to
                    MIFDI. MIFDI uses them, in whole or in part, to defray its expenses related to providing the Fund with distribution services in connection with the sale of Class B shares, such as compensating selected dealers and agents for selling these
                    shares. The combination of the contingent deferred sales charge and the distribution and service fees makes it possible for the
                    Fund to sell Class B shares without deducting a sales charge at the time of the purchase.

                    The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them.
          Solely for
                    purposes of determining this holding period, any payments you make during the month will be aggregated and deemed to have been made on the last day of the month.

                                                  CONTINGENT DEFERRED
                                                  SALES CHARGE AS A
                                                  PERCENTAGE OF
                                                  DOLLAR AMOUNT
                         YEAR SINCE PURCHASE      SUBJECT TO CHARGE













                         First                         5%
                         Second                        4%
                         Third                         3%
                         Fourth                        3%
                         Fifth                         2%
                         Sixth                         1%
                         Seventh and thereafter        0%

                    MIFDI currently intends to pay dealers a sales commission of 4%
                    of the sale price of Class B shares sold by such dealers, subject to future amendment or termination. The distributor will retain
                    0.75% of the continuing 1.00% distribution/service fee assessed to Class B shareholders and will receive the entire amount of the contingent deferred sales charge paid by shareholders on the redemption of Class B shares to finance the  4%
          commission plus
                    related marketing expense.

                    CONVERSION OF CLASS B SHARES. Your Class B shares and an
                    appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares from another Ivy or
                    Mackenzie fund into Class B shares of the Fund, the calculation will be based on the time the shares in the original fund were purchased.













                    WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge is waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's
          Class A
                    Fund account at the time of the initial distribution)
          (a)
                    following retirement under a tax qualified retirement plan or (b)
                    in the case of an IRA, custodial account pursuant to section
                    403(b)(7) of the Code, or Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or
                    (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. The distributor may require documentation prior to waiver of the contingent deferred sales
                    charge.

                    ARRANGEMENTS WITH BROKER/DEALERS AND OTHERS. MIFDI may, at its
                    own expense, pay concessions in addition to those described above to dealers which satisfy certain criteria established from time to time by MIFDI. These conditions relate to increasing sales of shares of the Fund over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be
                    up to (i) 0.25% of the value of Fund shares sold by such dealer during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year calculated on an annual basis.

                    HOW TO REDEEM SHARES













                    You may redeem your Fund shares through your registered securities representative, by mail or by telephone. A contingent
                    deferred sales charge may apply to certain Class A share
                    redemptions, and to Class B share redemptions prior to conversion. All redemptions are made at the net asset value next
                    determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 PM EST to be processed at the net asset value for that day.
          Any
                    redemption requests in good order that is received after 4:00 PM will be processed at the price determined on the following business day. If shares to be redeemed were purchased by check, payment of the redemption may be delayed until the check has cleared or for up to 15 days after the date of purchase,
                    whichever is less. If a shareholder owns shares of more than one class of the Fund, the Fund will redeem first the shares having the highest 12b-1 fees; provided, that any shares subject to a contingent deferred sales charge will be redeemed last unless the shareholder specifically elects otherwise.

                    When shares are redeemed, the Fund generally sends you payment on the next business day. Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's
                    securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee.

                    If you are not certain of the requirements for a redemption, please contact MIISC at 1-800-777-6472.

                    THROUGH      The Dealer is responsible for promptly
          transmitting
                    YOUR         redemption orders.  Redemptions requested
          by dealers
                    REGISTERED   will be made at the net asset value (less
          any
                    SECURITIES   applicable contingent deferred sales
          charge)
                    DEALER       determined at the close of regular trading
          (4:00 PM
                                 EST) on the day that a redemption request
          is
                                 received in good order by MIISC.

                    BY MAIL      Requests for redemption in writing are
          considered to
                                 be in "proper or good order" if they
          contain the
                                 following:

                                   -    Any outstanding certificate(s) for
          shares
                                        being redeemed.
                                   -    A letter of instruction, including
          the fund
                                        name, the account number, the
          account
                                        name(s), the address and the dollar
          amount or
                                        number of shares to be redeemed.
                                   -    Signatures of all registered owners
          whose
                                        names appear on the account.
                                   -    Any required signature guarantees.
                                   -    Other supporting legal
          documentation, if












                                        required (in the case of estates,
          trusts,
                                        guardianships, corporations,
          retirement plans
                                        or other representative
          capacities).

                                   The dollar amount or number of shares
          indicated
                                   for redemption must not exceed the
          available
                                   shares or net asset value of your
          account at the
                                   next-determined prices.  If your request
          exceeds












                                   these limits, then the trade will be
          rejected in
                                   its entirety.

                    Mail your request to:

                    MACKENZIE IVY INVESTOR SERVICES CORP.
                    PO BOX 3022
                    BOCA RATON, FL  33431-0922

                    Our courier address is:

                    MACKENZIE IVY INVESTOR SERVICES CORP.
                    700 SOUTH FEDERAL HIGHWAY, SUITE 300
                    BOCA RATON, FL  33432

                    BY           Individual and joint accounts may redeem
          up to
                    TELEPHONE    $50,000 per day over the telephone by
          contacting
                                 MIISC at 1-800-777-6472. In times of
          unusual
                                 economic or market changes, the telephone
          redemption
                                 privilege may be difficult to implement.
          If you are













                                 unable to execute your transaction (for
          example,
                                 during such times), you may want to
          consider placing
                                 the order in writing and sending it by
          mail or
                                 overnight courier.

                                   Checks will be made payable to the
          current account
                                   registration and sent to the address of
          record.
                                   If there has been a change of address in
          the last
                                   30 days, please use the instructions for redemption requests by mail described above.  A
                                   signature guarantee would be required.

                                   Requests for telephone redemptions will
          be
                                   accepted from the registered owner of
          the account,
                                   the designated registered representative
          or
                                   his/her assistant.

                                   Shares held in certificate form cannot
          be redeemed
                                   by telephone.

                    If Section 6E of the new account application is not completed, telephone redemption privileges will be provided automatically.
                    Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative or his/her assistant do so on your behalf, you must notify MIISC in writing.

                    The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions













                    communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                    For shareholders who established this feature at the time they opened their new account, telephone instructions will be accepted for redemption of amounts up to $50,000 and proceeds will be wired on the next business day to a predesignated bank account.

                    In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to MIISC at the address provided above. The letter must be signed by all
                    registered owners, and their signatures must be guaranteed.

                    Your account will be charged a fee of $10.00 each time that redemption proceeds are wired to your bank.

                    Neither MIMI nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

                    MINIMUM ACCOUNT BALANCE REQUIREMENTS

                    Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders who have maintained an investment, including sales charges paid, of less than $1,000 for more than 12 months. No redemption will be made unless the shareholder has been given at least 60 day's notice of the Fund's intention to redeem the shares. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the
                    Fund's portfolio securities. This provision does not apply to
                    IRAs, other retirement accounts and UGMA/UTMA accounts.

                    SIGNATURE GUARANTEES

                    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the
                    following requests:

                         -    Redemption requests over $50,000.
                         - Requests for redemption proceeds to be sent to someone
                              other than the registered shareholder.
                         - Requests for redemption proceeds to be sent to an
                              address other than the address of record.
                         -    Registration transfer requests.
                         - Requests for redemption proceeds to be wired to your
                              bank account (if this option was not selected on your
                              original application, or if you are changing the bank
                              wire information).

                    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible
                    guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

                    Circumstances other than those described above may require a signature guarantee. Please contact MIISC at 1-800-777-6472 for more information.

                    CHOOSING A DISTRIBUTION OPTION

                    You have the option of selecting the dividend and capital gain distribution option that best suits your needs:

                    1.   AUTOMATIC REINVESTMENT OPTION - Both dividends and
          capital
                         gains are      automatically reinvested at net
          asset value
                         in additional shares of the same class of the Fund unless
                         you specify one of the other options.

                    2. INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND - Both dividends and capital gains are automatically invested at
                         net asset value in the same class of shares of another Ivy or Mackenzie Fund.

                    3.   DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -
          Dividends will
                         be paid in cash. Capital gains will be reinvested at net
                         asset value in additional shares of the same class of the
                         fund or another Ivy or Mackenzie Fund of the same class.













                    4. DIVIDENDS AND CAPITAL GAINS IN CASH - Both dividends and capital gains will be paid in cash.

                    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer, or if you wish to change your distribution option, please contact
          MIISC at 1-
                    800-777-6472.

                    If you wish to have your cash distributions go to an address other than the address of record, a signature guarantee is required.

                    TAX IDENTIFICATION NUMBER

                    In general, to avoid being subject to a 31% Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish the Fund with your
                    certified tax identification number (TIN) and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the Internal Revenue
          Service.  If
                    you fail to provide a certified TIN or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.













                    You can avoid the above withholding and/or redemption by
                    correctly furnishing your TIN, and making certain certifications, in Section 2 of the new account application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

                    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the new account application to claim this exemption. If the registration is for a UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their new account application, a completed IRS
                    Form W-8.

                    CERTIFICATES

                    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact MIISC at 1-800-777-
                    6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

                    Certificates requested by telephone for shares valued up to
                    $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, you must provide a letter of instruction signed by all registered owners with signatures guaranteed. The letter of instruction would be sent to Mackenzie Ivy
          Investor












                    Services Corp., PO Box 3022, Boca Raton, FL
          33431-0922.

                    EXCHANGE PRIVILEGE

                    Shareholders of the Fund have an exchange privilege with other
                    Mackenzie and Ivy Funds. Class A shareholders may exchange their outstanding Class A shares for Class A shares of another
                    Ivy or Mackenzie Fund on the basis of the net asset value per
                    Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for outstanding Class A shares that have been invested for 12 months or longer.

                    Class B shareholders may exchange their outstanding
          Class B
                    shares for Class B shares of another Ivy or Mackenzie Fund on the basis of the net asset value per Class B share, without the payment of any contingent deferred sales charge that would otherwise be due upon the redemption of Class B shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the Fund's contingent deferred sales charge schedule (or period) following an exchange if such
          schedule is













                    higher (or longer) than the contingent deferred sales charge for the new Class B shares.

                    Shares resulting from the reinvestment of dividends and other distributions will not be charged an initial sales charge or a contingent deferred sales charge when exchanged to another Ivy or
                    Mackenzie Fund.

                    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes.
          Prior to
                    executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be unissued in order to execute an
                    exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term
                    movements in the market. Exchanges are accepted only if the registrations of the two accounts are identical.
          Amounts to be
                    exchanged must meet minimum investment requirements for the Ivy or Mackenzie Fund into which the exchange is made.

                    With respect to shares subject to a contingent deferred sales charge, if less than all of an investment is exchanged out of the
                    Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any contingent deferred sales charge for future redemptions of the exchanged shares.

                    An investor who was a shareholder of American Investors
          Income
                    Fund, Inc. or American Investors Growth Fund, Inc.
          prior to













                    October 31, 1988, or a shareholder of the Ivy Funds prior to
                    December 31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge.
          An
                    investor who was a shareholder of American Investors Income Fund,
                    Inc. or American Investors Growth Fund, Inc. on or after October
                    31, 1988, who became a shareholder of the Fund as a result of the reorganization between the Funds will receive credit toward any applicable sales charge imposed by any Ivy or Mackenzie Fund into which an exchange is made.

                    In calculating the sales charge assessed on an exchange,
                    shareholders will be allowed to use the Rights of Accumulation privilege.

                    EXCHANGES BY TELEPHONE

                    When you fill out the application for your purchase of Fund shares, if Section 6E of the new account application is not completed, telephone exchange privileges will be provided












                    automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative or his/her assistant do so on your behalf, you
                    must notify MIISC in writing.

                    In order to execute an exchange, please contact MIISC at 1-800-
                    777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

                    The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are
                    genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                    EXCHANGES IN WRITING

                    In a letter, request an exchange and provide the following information:

                         - The name and class of the fund whose shares you
                              currently own.
                         -    Your account number.
                         -    The name(s) in which the account is
          registered.
                         - The name of the fund in which you wish your exchange to
                              be invested.
                         -    The number of shares, all shares or the
          dollar amount
                              you wish to exchange.

                    The request must be signed as by all registered owners.

                    Mail the request and information to:

                         Mackenzie Ivy Investor Services Corp.
                         P.O. Box 3022
                         Boca Raton, FL  33431-0922

                    REINVESTMENT PRIVILEGE














                    Investors who have redeemed Class A shares of the Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of the Fund at net asset value (without a sales charge) within 60 days after the date of redemption. In order to reinvest without a sales charge, shareholders or their brokers must inform MIISC that they are exercising the reinvestment privilege at the time of reinvestment. The tax status of a gain realized on a redemption
                    generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption












                    generally may be disallowed by the Internal Revenue
          Service if
                    the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

                    SYSTEMATIC WITHDRAWAL PLAN ("SWP")

                    You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this
                    Prospectus. You can also obtain this application by contacting your registered representative or MIISC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account.












                    Payments (minimum distribution amount - $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via electronic funds transfer
                    ("EFT"). For more information, please contact MIISC at 1-800-
                    777-6472.

                    If payments you receive through the Systematic
          Withdrawal Plan
                    exceed the dividends and capital appreciation of your account, you will be reducing the value of your account.
          Additional
                    investments made by shareholders participating in the Systematic
                    Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to purchase
                    additional Class A or Class B shares when you have a Systematic
                    Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a contingent deferred sales charge imposed on your redemptions of Class B shares.  In addition, redemptions are taxable events.

                    Amounts paid to you through the Systematic Withdrawal
          Plan are
                    derived from the redemption of shares in your account.
          Any
                    applicable contingent deferred sales charge will be assessed upon the redemptions. A contingent deferred sales charge will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

                    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

                    Retirement accounts are eligible for Systematic Withdrawal Plans.
                    Please contact MIISC at
                    1-800-777-6472 to obtain the necessary paperwork to establish a plan.

                    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.












                    AUTOMATIC INVESTMENT METHOD ("AIM")

                    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares under the
                    "Automatic Investment Method" and "Fed Wire/EFT" sections of the
                    Account Application. There is no charge to you for this program.

                    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting MIISC at 1-800-777-6472.

                    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic
                    Investment Method will be discontinued.

                    CONSOLIDATED ACCOUNT STATEMENTS

                    Shareholders with two or more Ivy or Mackenzie fund accounts will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

                    RETIREMENT PLANS

                    The Ivy Mackenzie Funds offers several IRS-approved tax sheltered retirement plans that may fit your needs:

                         -    IRA (Individual Retirement Account)

                         -    401(k) Plan
                              Money Purchase Pension Plan
                              Profit Sharing Plan

                         -    SEP-IRA (Simplified Employee Pension Plan)

                         -    403(b)(7) Plan

                    Minimum initial and subsequent investments for retirement plans are $25.00.

                    Please call MIISC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

































                                                 IVY FUND

                                            Board of Trustees
                                          John S. Anderegg, Jr.
                                             Paul H. Broyhill
                                          Frank W. DeFriece, Jr.
                                            Michael G. Landry
                                             Michael R. Peers
                                           Joseph G. Rosenthal
                                            Richard Silverman
                                             J. Brendan Swan

                                                 Officers
                                       Michael G. Landry, President
                                     Keith J. Carlson, Vice President
                                  C. William Ferris, Secretary/Treasurer
                                        Michael R. Peers, Chairman

                                                Custodian
                                      Brown Brothers Harriman & Co.
                                                Boston, MA

                                              Transfer Agent
                                  Mackenzie Ivy Investor Services Corp.
                                              P.O. Box 3022
                                      Boca Raton, Florida 33431-0922
                                              1-800-777-6472

                                                 Auditors
                                         Coopers & Lybrand L.L.P.
                                         Ft. Lauderdale, Florida

                                              Legal Counsel
                                          Dechert Price & Rhoads
                                                Boston, MA

                                            Investment Manager
                                           Ivy Management, Inc.
                                           Boca Raton, Florida

                                               Distributor
                                  Mackenzie Ivy Funds Distribution, Inc.
                                        Via Mizner Financial Plaza
                                        700 South Federal Highway
                                        Boca Raton, Florida 33432
                                              1-800-456-5111